UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Select Portfolios®

Energy Sector

Energy Portfolio

Energy Service Portfolio

Natural Gas Portfolio

Natural Resources Portfolio

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Energy Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Energy Service Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Natural Gas Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Natural Resources Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Energy Portfolio	.79%
Actual		$ 1,000.00	$ 1,135.00	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Energy Service Portfolio	.79%
Actual		$ 1,000.00	$ 1,131.80	$ 4.24
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Natural Gas Portfolio	.83%
Actual		$ 1,000.00	$ 1,153.00	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Natural Resources Portfolio	.82%
Actual		$ 1,000.00	$ 1,135.40	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Energy Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	16.0	13.4
Chevron Corp.	11.6	10.4
Schlumberger Ltd.	9.3	4.1
EOG Resources, Inc.	5.8	7.6
Halliburton Co.	5.6	3.1
Anadarko Petroleum Corp.	4.1	4.6
Cimarex Energy Co.	3.7	3.1
Noble Energy, Inc.	3.0	3.1
Concho Resources, Inc.	2.8	0.0
FMC Technologies, Inc.	2.6	3.5
	64.5
Top Industries (% of fund's net assets)
As of August 31, 2014
Oil, Gas & Consumable Fuels	76.0%
Energy Equipment & Services	22.8%
Independent Power Producers & Energy Traders	0.6%
Independent Power and Renewable Electricity Producers	0.1%
All Others*	0.5%

As of February 28, 2014
Oil, Gas & Consumable Fuels	79.4%
Energy Equipment & Services	17.5%
Construction & Engineering	0.2%
All Others*	2.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Energy Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 22.8%
Oil & Gas Drilling - 1.6%
Ocean Rig UDW, Inc. (United States)	296,300	$ 5,490,439
Odfjell Drilling A/S	1,658,980	7,842,612
Pacific Drilling SA (a)	542,497	5,321,896
Precision Drilling Corp.	300,400	3,829,250
Vantage Drilling Co. (a)	5,412,507	9,634,262
Xtreme Drilling & Coil Services Corp. (a)	2,152,600	9,819,641
		41,938,100
Oil & Gas Equipment & Services - 21.2%
Dril-Quip, Inc. (a)	150,651	15,286,557
FMC Technologies, Inc. (a)	1,112,659	68,806,833
Halliburton Co.	2,157,992	145,901,839
National Oilwell Varco, Inc.	269,699	23,310,085
Oceaneering International, Inc.	775,827	53,966,526
Schlumberger Ltd.	2,214,381	242,784,733
Total Energy Services, Inc.	148,900	3,060,715
		553,117,288
TOTAL ENERGY EQUIPMENT & SERVICES		595,055,388
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
Renewable Electricity - 0.1%
NextEra Energy Partners LP	112,332	3,943,977
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
Independent Power Producers & Energy Traders - 0.6%
Dynegy, Inc. (a)	460,078	15,035,349
OIL, GAS & CONSUMABLE FUELS - 76.0%
Coal & Consumable Fuels - 0.8%
Peabody Energy Corp.	1,271,822	20,196,533
Integrated Oil & Gas - 29.9%
BG Group PLC	1,913,223	38,137,382
Chevron Corp.	2,337,323	302,566,462
Exxon Mobil Corp.	4,202,248	417,955,587
Imperial Oil Ltd.	343,500	18,279,141
Occidental Petroleum Corp.	50,400	5,227,992
		782,166,564
Oil & Gas Exploration & Production - 32.1%
Anadarko Petroleum Corp.	961,715	108,375,663
Bankers Petroleum Ltd. (a)	2,248,200	13,646,758
Bonanza Creek Energy, Inc. (a)	297,500	18,269,475
BPZ Energy, Inc. (a)	1,804,900	4,422,005
Canadian Natural Resources Ltd.	425,000	18,523,637
Cimarex Energy Co.	674,745	97,945,984
Concho Resources, Inc. (a)	522,500	74,215,900
ConocoPhillips Co.	800,996	65,056,895
Continental Resources, Inc. (a)(d)	182,586	29,449,296
Devon Energy Corp.	229,400	17,301,348

	Shares	Value
Diamondback Energy, Inc. (a)	32,300	$ 2,789,105
EOG Resources, Inc.	1,385,664	152,256,760
Evolution Petroleum Corp.	162,543	1,630,306
Kodiak Oil & Gas Corp. (a)	2,371,151	38,578,627
Memorial Resource Development Corp.	221,400	6,524,658
Newfield Exploration Co. (a)	155,400	6,965,028
Noble Energy, Inc.	1,103,388	79,598,410
Northern Oil & Gas, Inc. (a)	509,501	8,585,092
Parsley Energy, Inc. Class A	123,100	2,698,352
PDC Energy, Inc. (a)	329,251	19,784,693
Peyto Exploration & Development Corp. (d)	201,400	7,136,891
Pioneer Natural Resources Co.	137,299	28,647,436
Rex Energy Corp. (a)	276,134	4,219,328
SM Energy Co.	65,700	5,849,928
Synergy Resources Corp. (a)	375,820	5,058,537
TAG Oil Ltd. (a)	1,401,975	3,081,689
Ultra Petroleum Corp. (a)	13,400	355,502
Whiting Petroleum Corp. (a)	191,426	17,737,533
		838,704,836
Oil & Gas Refining & Marketing - 5.5%
Alon U.S.A. Energy, Inc.	145,600	2,421,328
Alon U.S.A. Partners LP	28,258	548,488
CVR Refining, LP	93,434	2,243,350
Delek U.S. Holdings, Inc.	64,800	2,266,704
Marathon Petroleum Corp.	103,768	9,443,926
Phillips 66 Co.	545,018	47,427,466
Tesoro Corp.	157,100	10,170,654
Valero Energy Corp.	1,173,981	63,559,331
World Fuel Services Corp.	121,877	5,408,901
		143,490,148
Oil & Gas Storage & Transport - 7.7%
Cheniere Energy, Inc. (a)	320,600	25,731,356
Enable Midstream Partners LP	119,400	3,060,222
EnLink Midstream LLC	36,598	1,504,178
EQT Midstream Partners LP	94,100	9,173,809
Golar LNG Ltd.	112,700	7,100,100
Magellan Midstream Partners LP	95,619	8,025,303
MPLX LP	265,355	16,186,655
ONEOK, Inc.	107,400	7,539,480
Phillips 66 Partners LP	285,633	21,136,842
Plains GP Holdings LP Class A	159,200	4,912,912
SemGroup Corp. Class A	69,500	6,097,235
Targa Resources Corp.	211,790	29,555,295
The Williams Companies, Inc.	571,800	33,987,792
Valero Energy Partners LP	507,911	27,076,735
		201,087,914
TOTAL OIL, GAS & CONSUMABLE FUELS		1,985,645,995
TOTAL COMMON STOCKS (Cost $2,004,542,824)		2,599,680,709
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	7,164,364	$ 7,164,364
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	33,040,733	33,040,733
TOTAL MONEY MARKET FUNDS (Cost $40,205,097)		40,205,097
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,044,747,921)	2,639,885,806
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(25,786,967)
NET ASSETS - 100%	$ 2,614,098,839
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,175
Fidelity Securities Lending Cash Central Fund	39,985
Total	$ 67,160
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,599,680,709	$ 2,561,543,327	$ 38,137,382	$ -
Money Market Funds	40,205,097	40,205,097	-	-
Total Investments in Securities:	$ 2,639,885,806	$ 2,601,748,424	$ 38,137,382	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.5%
Curacao	9.3%
Canada	4.4%
United Kingdom	1.4%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,943,326) - See accompanying schedule: Unaffiliated issuers (cost $2,004,542,824)	$ 2,599,680,709
Fidelity Central Funds (cost $40,205,097)	40,205,097
Total Investments (cost $2,044,747,921)		$ 2,639,885,806
Receivable for investments sold		3,482,751
Receivable for fund shares sold		1,701,234
Dividends receivable		8,544,206
Distributions receivable from Fidelity Central Funds		6,511
Other receivables		33,499
Total assets		2,653,654,007

Liabilities
Payable to custodian bank	$ 12,059
Payable for investments purchased	1,607,348
Payable for fund shares redeemed	3,162,333
Accrued management fee	1,174,276
Other affiliated payables	497,471
Other payables and accrued expenses	60,948
Collateral on securities loaned, at value	33,040,733
Total liabilities		39,555,168

Net Assets		$ 2,614,098,839
Net Assets consist of:
Paid in capital		$ 1,899,714,228
Undistributed net investment income		11,073,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		108,174,920
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		595,136,358
Net Assets, for 43,033,534 shares outstanding		$ 2,614,098,839
Net Asset Value, offering price and redemption price per share ($2,614,098,839 ÷ 43,033,534 shares)		$ 60.75

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 21,229,728
Income from Fidelity Central Funds		67,160
Total income		21,296,888

Expenses
Management fee	$ 6,722,315
Transfer agent fees	2,439,259
Accounting and security lending fees	368,792
Custodian fees and expenses	29,752
Independent trustees' compensation	25,902
Registration fees	59,717
Audit	18,676
Legal	90
Interest	338
Miscellaneous	17,816
Total expenses before reductions	9,682,657
Expense reductions	(300)	9,682,357
Net investment income (loss)		11,614,531
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	97,064,276
Foreign currency transactions	52,302
Redemption in-kind with affiliated entities	22,148,450
Total net realized gain (loss)		119,265,028
Change in net unrealized appreciation (depreciation) on: Investment securities	163,715,073
Assets and liabilities in foreign currencies	(5,022)
Total change in net unrealized appreciation (depreciation)		163,710,051
Net gain (loss)		282,975,079
Net increase (decrease) in net assets resulting from operations		$ 294,589,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,614,531	$ 15,567,368
Net realized gain (loss)	119,265,028	322,715,272
Change in net unrealized appreciation (depreciation)	163,710,051	(48,770,629)
Net increase (decrease) in net assets resulting from operations	294,589,610	289,512,011
Distributions to shareholders from net investment income	(3,208,594)	(15,215,278)
Distributions to shareholders from net realized gain	(101,273,508)	(204,942,916)
Total distributions	(104,482,102)	(220,158,194)
Share transactions Proceeds from sales of shares	985,374,934	362,585,110
Reinvestment of distributions	101,111,015	212,043,462
Cost of shares redeemed	(658,330,916)	(775,193,374)
Net increase (decrease) in net assets resulting from share transactions	428,155,033	(200,564,802)
Redemption fees	28,687	26,953
Total increase (decrease) in net assets	618,291,228	(131,184,032)
Net Assets
Beginning of period	1,995,807,611	2,126,991,643
End of period (including undistributed net investment income of $11,073,333 and undistributed net investment income of $2,667,396, respectively)	$ 2,614,098,839	$ 1,995,807,611
Other Information Shares
Sold	16,885,353	6,275,361
Issued in reinvestment of distributions	1,816,583	3,846,875
Redeemed	(11,147,347)	(13,451,035)
Net increase (decrease)	7,554,589	(3,328,799)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.25	$ 54.81	$ 55.14	$ 60.22	$ 43.55	$ 27.43
Income from Investment Operations
Net investment income (loss) D	.28	.44	.53	.41	.29	.07
Net realized and unrealized gain (loss)	7.05	7.86	(.04)	(5.06)	16.63	16.14
Total from investment operations	7.33	8.30	.49	(4.65)	16.92	16.21
Distributions from net investment income	(.09)	(.46)	(.47)	(.40)	(.25)	(.09)
Distributions from net realized gain	(2.75)	(6.40)	(.35)	(.03)	-	-
Total distributions	(2.83)K	(6.86)	(.82)	(.43)	(.25)	(.09)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 60.75	$ 56.25	$ 54.81	$ 55.14	$ 60.22	$ 43.55
Total ReturnB, C	13.50%	15.43%	1.00%	(7.68)%	38.95%	59.11%
Ratios to Average Net AssetsE,G
Expenses before reductions	.79%A	.80%	.82%	.83%	.85%	.90%
Expenses net of fee waivers, if any	.79%A	.80%	.82%	.83%	.85%	.90%
Expenses net of all reductions	.79%A	.80%	.81%	.82%	.85%	.90%
Net investment income (loss)	.95%A	.76%	1.04%	.77%	.64%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,614,099	$ 1,995,808	$ 2,126,992	$ 2,504,448	$ 3,033,023	$ 2,134,018
Portfolio turnover rateF	80%A,H	98%	80%	90%	107%	97%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HPortfolio turnover rate excludes securities received or delivered in-kind. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $2.83 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $2.746 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	19.2	18.0
Halliburton Co.	15.9	15.4
National Oilwell Varco, Inc.	7.6	9.5
Oceaneering International, Inc.	6.1	4.1
FMC Technologies, Inc.	5.0	4.6
Cameron International Corp.	4.9	6.8
Dril-Quip, Inc.	4.9	2.5
Weatherford International Ltd.	3.9	3.6
Baker Hughes, Inc.	3.4	4.8
Ensco PLC Class A	3.3	4.5
	74.2
Top Industries (% of fund's net assets)
As of August 31, 2014
Energy Equipment & Services	96.8%
Oil, Gas & Consumable Fuels	1.8%
Machinery	0.6%
Airlines	0.4%
Construction & Engineering	0.1%
All Others*	0.3%

As of February 28, 2014
Energy Equipment & Services	96.4%
Oil, Gas & Consumable Fuels	1.5%
All Others*	2.1%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Energy Service Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AIRLINES - 0.4%
Airlines - 0.4%
CHC Group Ltd. (a)	604,998	$ 4,198,686
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Enterprise Group, Inc. (a)(d)	2,384,100	1,776,070
ENERGY EQUIPMENT & SERVICES - 96.8%
Oil & Gas Drilling - 13.7%
Cathedral Energy Services Ltd.	272,100	1,156,168
Ensco PLC Class A	794,300	40,096,264
Hercules Offshore, Inc. (a)(d)	913,500	3,078,495
Independence Contract Drilling	286,500	3,294,750
Noble Corp.	237,335	6,754,554
Ocean Rig UDW, Inc. (United States)	915,761	16,969,051
Odfjell Drilling A/S	4,779,612	22,594,992
Paragon Offshore PLC (a)	255,078	2,377,327
Precision Drilling Corp.	1,120,900	14,288,305
Rowan Companies PLC	519,600	15,754,272
Vantage Drilling Co. (a)	11,167,200	19,877,616
Xtreme Drilling & Coil Services Corp. (a)(e)	4,223,137	19,264,931
		165,506,725
Oil & Gas Equipment & Services - 83.1%
Baker Hughes, Inc.	600,522	41,520,091
BW Offshore Ltd.	6,957,058	9,630,855
Cameron International Corp. (a)	805,788	59,894,222
Compagnie Generale de Geophysique SA (a)(d)	202,600	1,814,196
Core Laboratories NV	115,900	18,311,041
Dresser-Rand Group, Inc. (a)	56,700	3,929,310
Dril-Quip, Inc. (a)	581,600	59,014,952
FMC Technologies, Inc. (a)	973,262	60,186,522
Forbes Energy Services Ltd. (a)(e)	1,399,066	6,939,367
Frank's International NV	1,411,890	28,449,584
Gulfmark Offshore, Inc. Class A	405,100	16,289,071
Halliburton Co.	2,843,634	192,258,095
Helix Energy Solutions Group, Inc. (a)	130,000	3,551,600
National Oilwell Varco, Inc.	1,065,062	92,053,309
Oceaneering International, Inc.	1,053,500	73,281,460
Oil States International, Inc. (a)	242,000	15,621,100
Petrofac Ltd.	82,300	1,542,557
RigNet, Inc. (a)	58,700	2,739,529
SBM Offshore NV (a)	776,700	11,894,452
Schlumberger Ltd.	2,125,311	233,019,097
Seventy Seven Energy, Inc. (a)	578,600	13,579,742

	Shares	Value
ShawCor Ltd. Class A	111,300	$ 6,032,290
Spectrum ASA (a)	150,953	852,436
SPT Energy Group, Inc.	15,750,000	8,007,045
Weatherford International Ltd. (a)	1,975,566	46,801,159
		1,007,213,082
TOTAL ENERGY EQUIPMENT & SERVICES		1,172,719,807
MACHINERY - 0.6%
Industrial Machinery - 0.6%
Superior Drilling Products, Inc. (e)	1,176,793	7,296,117
OIL, GAS & CONSUMABLE FUELS - 1.8%
Oil & Gas Storage & Transport - 1.8%
Golar LNG Ltd.	42,933	2,704,779
StealthGas, Inc. (a)	1,913,789	18,735,994
		21,440,773
TOTAL COMMON STOCKS (Cost $766,341,684)		1,207,431,453
Money Market Funds - 0.2%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $3,203,680)	3,203,680	3,203,680
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $769,545,364)	1,210,635,133
NET OTHER ASSETS (LIABILITIES) - 0.1%	626,194
NET ASSETS - 100%	$ 1,211,261,327
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,675
Fidelity Securities Lending Cash Central Fund	7,178
Total	$ 20,853
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Forbes Energy Services Ltd.	$ 1,354,964	$ 4,553,501	$ -	$ -	$ 6,939,367
Superior Drilling Products, Inc.	-	5,075,503	-	-	7,296,117
Xtreme Drilling & Coil Services Corp.	14,367,927	1,498,090	-	-	19,264,931
Total	$ 15,722,891	$ 11,127,094	$ -	$ -	$ 33,500,415
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	54.3%
Curacao	19.2%
United Kingdom	5.4%
Netherlands	4.8%
Ireland	3.9%
Canada	3.5%
Marshall Islands	3.0%
Bermuda	2.9%
Cayman Islands	2.7%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,067,985) - See accompanying schedule: Unaffiliated issuers (cost $741,158,487)	$ 1,173,931,038
Fidelity Central Funds (cost $3,203,680)	3,203,680
Other affiliated issuers (cost $25,183,197)	33,500,415

Total Investments (cost $769,545,364)		$ 1,210,635,133
Foreign currency held at value (cost $5,551)		5,551
Receivable for investments sold		12,540,917
Receivable for fund shares sold		716,490
Dividends receivable		1,730,108
Distributions receivable from Fidelity Central Funds		3,861
Other receivables		22,560
Total assets		1,225,654,620

Liabilities
Payable to custodian bank	$ 2,155,534
Payable for investments purchased	5,876,327
Payable for fund shares redeemed	2,338,229
Accrued management fee	551,973
Other affiliated payables	224,343
Other payables and accrued expenses	43,207
Collateral on securities loaned, at value	3,203,680
Total liabilities		14,393,293

Net Assets		$ 1,211,261,327
Net Assets consist of:
Paid in capital		$ 713,690,904
Undistributed net investment income		3,831,449
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		52,650,195
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		441,088,779
Net Assets, for 12,861,593 shares outstanding		$ 1,211,261,327
Net Asset Value, offering price and redemption price per share ($1,211,261,327 ÷ 12,861,593 shares)		$ 94.18

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 8,373,714
Income from Fidelity Central Funds		20,853
Total income		8,394,567

Expenses
Management fee	$ 3,194,137
Transfer agent fees	1,100,347
Accounting and security lending fees	188,466
Custodian fees and expenses	15,107
Independent trustees' compensation	12,509
Registration fees	32,633
Audit	17,804
Interest	196
Miscellaneous	9,716
Total expenses before reductions	4,570,915
Expense reductions	(15,311)	4,555,604
Net investment income (loss)		3,838,963
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,002,582
Foreign currency transactions	5,621
Total net realized gain (loss)		55,008,203
Change in net unrealized appreciation (depreciation) on: Investment securities	79,063,745
Assets and liabilities in foreign currencies	(2,387)
Total change in net unrealized appreciation (depreciation)		79,061,358
Net gain (loss)		134,069,561
Net increase (decrease) in net assets resulting from operations		$ 137,908,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,838,963	$ 2,927,438
Net realized gain (loss)	55,008,203	91,158,941
Change in net unrealized appreciation (depreciation)	79,061,358	83,600,274
Net increase (decrease) in net assets resulting from operations	137,908,524	177,686,653
Distributions to shareholders from net investment income	(268,555)	(2,225,534)
Distributions to shareholders from net realized gain	(36,535,604)	-
Total distributions	(36,804,159)	(2,225,534)
Share transactions Proceeds from sales of shares	201,062,380	309,554,779
Reinvestment of distributions	34,849,058	2,129,219
Cost of shares redeemed	(173,753,200)	(675,601,095)
Net increase (decrease) in net assets resulting from share transactions	62,158,238	(363,917,097)
Redemption fees	19,174	32,958
Total increase (decrease) in net assets	163,281,777	(188,423,020)
Net Assets
Beginning of period	1,047,979,550	1,236,402,570
End of period (including undistributed net investment income of $3,831,449 and undistributed net investment income of $261,041, respectively)	$ 1,211,261,327	$ 1,047,979,550
Other Information Shares
Sold	2,193,816	3,832,579
Issued in reinvestment of distributions	405,693	25,285
Redeemed	(1,905,415)	(8,396,346)
Net increase (decrease)	694,094	(4,538,482)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.13	$ 74.01	$ 73.01	$ 85.88	$ 58.27	$ 33.87
Income from Investment Operations
Net investment income (loss) D	.30	.21	-J	(.09)	(.04)	.02G
Net realized and unrealized gain (loss)	10.77	12.09	1.00	(12.79)	27.65	24.41
Total from investment operations	11.07	12.30	1.00	(12.88)	27.61	24.43
Distributions from net investment income	(.02)	(.18)	-	-	-	(.04)
Distributions from net realized gain	(2.99)	-	-	-	-	-
Total distributions	(3.02)K	(.18)	-	-	-	(.04)
Redemption fees added to paid in capitalD	-J	-J	-J	.01	-J	.01
Net asset value, end of period	$ 94.18	$ 86.13	$ 74.01	$ 73.01	$ 85.88	$ 58.27
Total ReturnB, C	13.18%	16.62%	1.37%	(14.99)%	47.38%	72.15%
Ratios to Average Net AssetsE,H
Expenses before reductions	.79%A	.80%	.82%	.82%	.85%	.91%
Expenses net of fee waivers, if any	.79%A	.80%	.82%	.82%	.85%	.91%
Expenses net of all reductions	.78%A	.80%	.81%	.81%	.85%	.91%
Net investment income (loss)	.66%A	.26%	.01%	(.12)%	(.06)%	.04%G
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,211,261	$ 1,047,980	$ 1,236,403	$ 1,382,288	$ 2,040,691	$ 1,282,428
Portfolio turnover rateF	51%A	34%	49%	74%	85%	84%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $3.02 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $2.993 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Devon Energy Corp.	7.4	4.0
Encana Corp.	6.6	4.9
Baker Hughes, Inc.	6.1	2.0
Canadian Natural Resources Ltd.	5.4	4.3
The Williams Companies, Inc.	5.4	0.0
Halliburton Co.	4.8	7.0
Southwestern Energy Co.	4.5	0.3
Weatherford International Ltd.	3.4	2.2
Boardwalk Pipeline Partners, LP	3.0	0.0
Marathon Oil Corp.	2.9	3.5
	49.5
Top Industries (% of fund's net assets)
As of August 31, 2014
Oil, Gas & Consumable Fuels	66.9%
Energy Equipment & Services	27.1%
Multi-Utilities	1.7%
Gas Utilities	1.3%
All Others*	3.0%

As of February 28, 2014
Oil, Gas & Consumable Fuels	65.1%
Energy Equipment & Services	27.5%
Multi-Utilities	2.6%
Gas Utilities	1.7%
All Others*	3.1%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Natural Gas Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 27.1%
Oil & Gas Drilling - 2.5%
Archer Ltd. (a)	1,834,600	$ 3,152,412
Independence Contract Drilling	85,400	982,100
Precision Drilling Corp.	993,100	12,659,216
Rowan Companies PLC	131,900	3,999,208
Savanna Energy Services Corp. (d)	883,500	6,394,873
		27,187,809
Oil & Gas Equipment & Services - 24.6%
Baker Hughes, Inc.	982,600	67,936,964
Cameron International Corp. (a)	375,000	27,873,750
Compagnie Generale de Geophysique SA (a)(d)	237,000	2,122,233
Era Group, Inc. (a)	182,800	4,681,508
Halliburton Co.	792,102	53,554,016
National Oilwell Varco, Inc.	121,900	10,535,817
Oil States International, Inc. (a)	302,200	19,507,010
Schlumberger Ltd.	146,700	16,084,188
Superior Energy Services, Inc.	573,100	20,539,904
Trican Well Service Ltd.	863,300	12,473,506
Weatherford International Ltd. (a)	1,567,800	37,141,182
		272,450,078
TOTAL ENERGY EQUIPMENT & SERVICES		299,637,887
GAS UTILITIES - 1.3%
Gas Utilities - 1.3%
AGL Resources, Inc.	274,400	14,628,264
MULTI-UTILITIES - 1.7%
Multi-Utilities - 1.7%
NiSource, Inc.	461,700	18,315,639
OIL, GAS & CONSUMABLE FUELS - 66.9%
Coal & Consumable Fuels - 0.6%
CONSOL Energy, Inc.	166,500	6,706,620
Integrated Oil & Gas - 5.4%
Hess Corp.	261,700	26,457,870
Husky Energy, Inc. (d)	552,400	16,816,371
Suncor Energy, Inc.	404,200	16,591,048
		59,865,289
Oil & Gas Exploration & Production - 43.1%
Anadarko Petroleum Corp.	248,700	28,026,003
Bellatrix Exploration Ltd. (a)	1,110,200	8,597,337
Cabot Oil & Gas Corp.	417,224	13,993,693
Canadian Natural Resources Ltd.	1,383,500	60,299,885

	Shares	Value
Chesapeake Energy Corp.	327,000	$ 8,894,400
Crew Energy, Inc. (a)	513,600	5,266,844
Crown Point Energy, Inc. (a)(e)	181,658	56,805
Devon Energy Corp.	1,091,946	82,354,567
Emerald Oil, Inc. warrants 2/4/16 (a)	15,002	0
Encana Corp.	3,151,600	72,666,800
EOG Resources, Inc.	84,370	9,270,576
EQT Corp.	116,100	11,500,866
Lekoil Ltd. (a)(d)	4,210,039	4,245,997
Marathon Oil Corp.	765,200	31,901,188
Murphy Oil Corp.	369,700	23,095,159
Northern Blizzard Resources, Inc.	300,000	5,187,161
Paramount Resources Ltd. Class A (a)	163,500	9,067,461
PDC Energy, Inc. (a)	160,500	9,644,445
Penn West Petroleum Ltd.	803,400	6,243,659
Range Resources Corp.	34,100	2,679,919
Resolute Energy Corp. (a)(d)	340,900	2,737,427
Sanchez Energy Corp. (a)	66,300	2,200,497
Savannah Petroleum PLC (a)	1,200,000	1,045,895
Southwestern Energy Co. (a)	1,199,300	49,387,174
Surge Energy, Inc. (d)	2,144,500	17,119,709
Talisman Energy, Inc.	434,300	4,365,768
Whitecap Resources, Inc. (d)	432,800	7,328,104
		477,177,339
Oil & Gas Refining & Marketing - 2.0%
Marathon Petroleum Corp.	71,500	6,507,215
Phillips 66 Co.	163,100	14,192,962
Tesoro Corp.	20,000	1,294,800
		21,994,977
Oil & Gas Storage & Transport - 15.8%
Boardwalk Pipeline Partners, LP	1,639,600	32,710,020
Dorian LPG Ltd.	298,600	5,861,518
Dynagas LNG Partners LP	171,342	4,144,763
GasLog Ltd.	124,100	3,140,971
Golar LNG Ltd.	80,200	5,052,600
Navigator Holdings Ltd. (a)	189,400	5,585,406
ONEOK, Inc.	47,200	3,313,440
Spectra Energy Corp.	440,500	18,351,230
Teekay Corp.	89,900	5,512,668
The Williams Companies, Inc.	1,008,600	59,951,184
TransCanada Corp. (d)	581,700	31,259,754
		174,883,554
TOTAL OIL, GAS & CONSUMABLE FUELS		740,627,779
TOTAL COMMON STOCKS (Cost $1,006,756,570)		1,073,209,569
Money Market Funds - 10.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	36,022,206	$ 36,022,206
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	83,557,970	83,557,970
TOTAL MONEY MARKET FUNDS (Cost $119,580,176)		119,580,176
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $1,126,336,746)	1,192,789,745
NET OTHER ASSETS (LIABILITIES) - (7.8)%	(86,548,143)
NET ASSETS - 100%	$ 1,106,241,602
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,805 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,075
Fidelity Securities Lending Cash Central Fund	241,004
Total	$ 264,079
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	64.7%
Canada	26.4%
Ireland	3.4%
Marshall Islands	1.9%
Curacao	1.5%
Bermuda	1.0%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $80,132,534) - See accompanying schedule: Unaffiliated issuers (cost $1,006,756,570)	$ 1,073,209,569
Fidelity Central Funds (cost $119,580,176)	119,580,176
Total Investments (cost $1,126,336,746)		$ 1,192,789,745
Receivable for investments sold		7,179,936
Receivable for fund shares sold		1,218,300
Dividends receivable		1,256,169
Distributions receivable from Fidelity Central Funds		24,131
Other receivables		11,077
Total assets		1,202,479,358

Liabilities
Payable to custodian bank	$ 43,750
Payable for investments purchased	9,420,024
Payable for fund shares redeemed	2,440,444
Accrued management fee	501,607
Other affiliated payables	225,734
Other payables and accrued expenses	48,227
Collateral on securities loaned, at value	83,557,970
Total liabilities		96,237,756

Net Assets		$ 1,106,241,602
Net Assets consist of:
Paid in capital		$ 1,263,152,796
Undistributed net investment income		4,241,211
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(227,606,003)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,453,598
Net Assets, for 24,543,737 shares outstanding		$ 1,106,241,602
Net Asset Value, offering price and redemption price per share ($1,106,241,602 ÷ 24,543,737 shares)		$ 45.07

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 9,022,254
Interest		229
Income from Fidelity Central Funds		264,079
Income before foreign taxes withheld		9,286,562
Less foreign taxes withheld		(540,921)
Total income		8,745,641

Expenses
Management fee	$ 2,986,787
Transfer agent fees	1,153,420
Accounting and security lending fees	182,889
Custodian fees and expenses	32,093
Independent trustees' compensation	11,451
Registration fees	82,889
Audit	17,260
Legal	557
Miscellaneous	20,082
Total expenses		4,487,428
Net investment income (loss)		4,258,213
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,306,238
Foreign currency transactions	(6,033)
Redemption in-kind with affiliated entities	33,190,903
Total net realized gain (loss)		123,491,108
Change in net unrealized appreciation (depreciation) on: Investment securities	11,711,579
Assets and liabilities in foreign currencies	3,744
Total change in net unrealized appreciation (depreciation)		11,715,323
Net gain (loss)		135,206,431
Net increase (decrease) in net assets resulting from operations		$ 139,464,644

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,258,213	$ 6,496,436
Net realized gain (loss)	123,491,108	62,961,848
Change in net unrealized appreciation (depreciation)	11,715,323	61,576,564
Net increase (decrease) in net assets resulting from operations	139,464,644	131,034,848
Distributions to shareholders from net investment income	(728,134)	(6,060,459)
Distributions to shareholders from net realized gain	(835,212)	(5,925,348)
Total distributions	(1,563,346)	(11,985,807)
Share transactions Proceeds from sales of shares	555,323,469	307,452,527
Reinvestment of distributions	1,484,037	11,256,726
Cost of shares redeemed	(429,016,803)	(247,338,730)
Net increase (decrease) in net assets resulting from share transactions	127,790,703	71,370,523
Redemption fees	35,693	21,783
Total increase (decrease) in net assets	265,727,694	190,441,347
Net Assets
Beginning of period	840,513,908	650,072,561
End of period (including undistributed net investment income of $4,241,211 and undistributed net investment income of $711,132, respectively)	$ 1,106,241,602	$ 840,513,908
Other Information Shares
Sold	12,772,574	8,329,283
Issued in reinvestment of distributions	36,214	302,074
Redeemed	(9,727,713)	(6,952,603)
Net increase (decrease)	3,081,075	1,678,754

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 39.16	$ 32.86	$ 32.91	$ 36.50	$ 31.34	$ 19.16
Income from Investment Operations
Net investment income (loss) D	.17	.35	.30	.26	.29G	(.04)
Net realized and unrealized gain (loss)	5.81	6.61	(.03)M	(3.56)	5.19	12.22
Total from investment operations	5.98	6.96	.27	(3.30)	5.48	12.18
Distributions from net investment income	(.03)	(.33)	(.27)	(.29)	(.26)	-
Distributions from net realized gain	(.04)	(.32)	(.05)	-	(.06)	-
Total distributions	(.07)	(.66)L	(.32)	(.29)	(.32)	-
Redemption fees added to paid in capital D,K	-	-	-	-	-	-
Net asset value, end of period	$ 45.07	$ 39.16	$ 32.86	$ 32.91	$ 36.50	$ 31.34
Total ReturnB, C	15.30%	21.28%	.86%M	(9.03)%	17.58%	63.57%
Ratios to Average Net AssetsE,H
Expenses before reductions	.83%A	.84%	.87%	.86%	.89%	.93%
Expenses net of fee waivers, if any	.83%A	.84%	.87%	.86%	.89%	.93%
Expenses net of all reductions	.83%A	.84%	.86%	.86%	.88%	.93%
Net investment income (loss)	.78%A	.98%	.96%	.81%	.95%G	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,106,242	$ 840,514	$ 650,073	$ 743,680	$ 990,083	$ 1,141,747
Portfolio turnover rateF	152%A, I	135%	107%	63%	167%	110%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .47%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.66 per share is comprised of distributions from net investment income of $.332 and distributions from net realized gain of $.324 per share. MNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 0.75%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	8.9	4.0
Chevron Corp.	8.6	3.6
EOG Resources, Inc.	6.7	7.9
Halliburton Co.	4.7	3.7
Anadarko Petroleum Corp.	4.1	4.5
Noble Energy, Inc.	4.0	3.8
Cimarex Energy Co.	3.7	3.4
Exxon Mobil Corp.	3.5	3.8
Concho Resources, Inc.	2.8	0.0
FMC Technologies, Inc.	2.7	3.5
	49.7
Top Industries (% of fund's net assets)
As of August 31, 2014
Oil, Gas & Consumable Fuels	64.4%
Energy Equipment & Services	22.2%
Metals & Mining	8.4%
Containers & Packaging	3.4%
Independent Power Producers & Energy Traders	0.6%
All Others*	1.0%

As of February 28, 2014
Oil, Gas & Consumable Fuels	65.7%
Energy Equipment & Services	18.8%
Metals & Mining	8.5%
Containers & Packaging	2.7%
Paper & Forest Products	1.4%
All Others*	2.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Natural Resources Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONTAINERS & PACKAGING - 3.4%
Metal & Glass Containers - 1.1%
Ball Corp.	188,300	$ 12,070,030
Paper Packaging - 2.3%
Graphic Packaging Holding Co. (a)	468,500	5,992,115
Packaging Corp. of America	97,700	6,642,623
Rock-Tenn Co. Class A	229,600	11,287,136
		23,921,874
TOTAL CONTAINERS & PACKAGING		35,991,904
ENERGY EQUIPMENT & SERVICES - 22.2%
Oil & Gas Drilling - 1.6%
Ocean Rig UDW, Inc. (United States)	127,400	2,360,722
Odfjell Drilling A/S	701,200	3,314,832
Pacific Drilling SA (a)	135,400	1,328,274
Precision Drilling Corp.	139,200	1,774,406
Vantage Drilling Co. (a)	2,249,900	4,004,822
Xtreme Drilling & Coil Services Corp. (a)	959,400	4,376,551
		17,159,607
Oil & Gas Equipment & Services - 20.6%
Dril-Quip, Inc. (a)	50,200	5,093,794
FMC Technologies, Inc. (a)	463,800	28,681,392
Halliburton Co.	740,000	50,031,400
National Oilwell Varco, Inc.	194,358	16,798,362
Oceaneering International, Inc.	326,900	22,739,164
Schlumberger Ltd.	865,992	94,947,363
Total Energy Services, Inc.	100,000	2,055,550
		220,347,025
TOTAL ENERGY EQUIPMENT & SERVICES		237,506,632
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
Renewable Electricity - 0.1%
NextEra Energy Partners LP	45,700	1,604,527
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
Independent Power Producers & Energy Traders - 0.6%
Dynegy, Inc. (a)	183,712	6,003,708
METALS & MINING - 8.4%
Diversified Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.	244,600	8,896,102
Teck Resources Ltd. Class B (sub. vtg.)	187,800	4,264,492
Turquoise Hill Resources Ltd. (a)	436,050	1,467,804
		14,628,398
Gold - 6.4%
AngloGold Ashanti Ltd. sponsored ADR (a)	325,400	5,590,372
B2Gold Corp. (a)	884,000	2,276,465
Barrick Gold Corp. (d)	244,200	4,489,615
Franco-Nevada Corp.	215,500	12,141,571

	Shares	Value
Gold Fields Ltd. sponsored ADR	1,857,600	$ 8,990,784
Goldcorp, Inc.	232,200	6,519,880
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	530,400	1,612,416
IAMGOLD Corp. (a)	508,200	2,042,522
Kinross Gold Corp. (a)	295,867	1,170,080
Newmont Mining Corp.	193,300	5,236,497
Randgold Resources Ltd. sponsored ADR	140,400	11,814,660
Royal Gold, Inc.	37,600	2,923,400
Yamana Gold, Inc.	390,000	3,321,438
		68,129,700
Silver - 0.6%
Pan American Silver Corp. (d)	128,600	1,846,696
Silver Wheaton Corp.	193,600	4,835,994
		6,682,690
TOTAL METALS & MINING		89,440,788
OIL, GAS & CONSUMABLE FUELS - 64.4%
Coal & Consumable Fuels - 0.8%
Peabody Energy Corp.	529,400	8,406,872
Integrated Oil & Gas - 14.3%
BG Group PLC	785,300	15,653,840
Chevron Corp.	712,000	92,168,400
Exxon Mobil Corp.	372,200	37,019,012
Imperial Oil Ltd.	144,700	7,700,121
		152,541,373
Oil & Gas Exploration & Production - 36.4%
Anadarko Petroleum Corp.	385,700	43,464,533
Bankers Petroleum Ltd. (a)	872,100	5,293,718
Bonanza Creek Energy, Inc. (a)	107,800	6,619,998
BPZ Energy, Inc. (a)	1,033,500	2,532,075
Canadian Natural Resources Ltd.	593,100	25,850,280
Cimarex Energy Co.	273,900	39,759,324
Concho Resources, Inc. (a)	211,200	29,998,848
ConocoPhillips Co.	345,000	28,020,900
Continental Resources, Inc. (a)(d)	96,400	15,548,356
Devon Energy Corp.	105,300	7,941,726
Diamondback Energy, Inc. (a)	14,600	1,260,710
EOG Resources, Inc.	653,400	71,795,592
Evolution Petroleum Corp.	78,400	786,352
Kodiak Oil & Gas Corp. (a)	1,010,000	16,432,700
Memorial Resource Development Corp.	89,700	2,643,459
Murphy Oil Corp.	46,900	2,929,843
Newfield Exploration Co. (a)	64,400	2,886,408
Noble Energy, Inc.	589,600	42,533,744
Northern Oil & Gas, Inc. (a)(d)	317,795	5,354,846
Parsley Energy, Inc. Class A	49,700	1,089,424
PDC Energy, Inc. (a)	121,700	7,312,953
Peyto Exploration & Development Corp. (d)	90,800	3,217,625
Pioneer Natural Resources Co.	53,400	11,141,910
Rex Energy Corp. (a)	105,200	1,607,456
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
SM Energy Co.	26,600	$ 2,368,464
Synergy Resources Corp. (a)	159,600	2,148,216
TAG Oil Ltd. (a)(d)	615,100	1,352,055
Whiting Petroleum Corp. (a)	81,700	7,570,322
		389,461,837
Oil & Gas Refining & Marketing - 5.5%
Alon U.S.A. Energy, Inc.	61,900	1,029,397
Alon U.S.A. Partners LP	12,959	251,534
CVR Refining, LP	43,617	1,047,244
Marathon Petroleum Corp.	54,600	4,969,146
Phillips 66 Co.	212,300	18,474,346
Tesoro Corp.	66,100	4,279,314
Valero Energy Corp.	493,800	26,734,332
World Fuel Services Corp.	52,700	2,338,826
		59,124,139
Oil & Gas Storage & Transport - 7.4%
Cheniere Energy, Inc. (a)	143,500	11,517,310
Enable Midstream Partners LP	53,700	1,376,331
EQT Midstream Partners LP	39,100	3,811,859
Golar LNG Ltd.	45,900	2,891,700
Magellan Midstream Partners LP	48,500	4,070,605
MPLX LP	111,800	6,819,800
Phillips 66 Partners LP	122,600	9,072,400
SemGroup Corp. Class A	30,000	2,631,900
Targa Resources Corp.	85,400	11,917,570
The Williams Companies, Inc.	233,800	13,897,072
Valero Energy Partners LP	212,925	11,351,032
		79,357,579
TOTAL OIL, GAS & CONSUMABLE FUELS		688,891,800
TOTAL COMMON STOCKS (Cost $880,328,569)		1,059,439,359
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	6,045,698	$ 6,045,698
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	21,863,130	21,863,130
TOTAL MONEY MARKET FUNDS (Cost $27,908,828)		27,908,828
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $908,237,397)	1,087,348,187
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(18,373,951)
NET ASSETS - 100%	$ 1,068,974,236
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,303
Fidelity Securities Lending Cash Central Fund	40,419
Total	$ 48,722
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,059,439,359	$ 1,043,785,519	$ 15,653,840	$ -
Money Market Funds	27,908,828	27,908,828	-	-
Total Investments in Securities:	$ 1,087,348,187	$ 1,071,694,347	$ 15,653,840	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	75.2%
Canada	10.4%
Curacao	8.9%
South Africa	1.6%
United Kingdom	1.5%
Bailiwick of Jersey	1.1%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,695,816) - See accompanying schedule: Unaffiliated issuers (cost $880,328,569)	$ 1,059,439,359
Fidelity Central Funds (cost $27,908,828)	27,908,828
Total Investments (cost $908,237,397)		$ 1,087,348,187
Receivable for investments sold		2,895,180
Receivable for fund shares sold		666,102
Dividends receivable		2,383,218
Distributions receivable from Fidelity Central Funds		5,720
Other receivables		19,297
Total assets		1,093,317,704

Liabilities
Payable to custodian bank	$ 11,109
Payable for investments purchased	658,068
Payable for fund shares redeemed	1,071,392
Accrued management fee	479,811
Other affiliated payables	218,891
Other payables and accrued expenses	41,067
Collateral on securities loaned, at value	21,863,130
Total liabilities		24,343,468

Net Assets		$ 1,068,974,236
Net Assets consist of:
Paid in capital		$ 836,198,966
Undistributed net investment income		2,603,616
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		51,060,864
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		179,110,790
Net Assets, for 25,019,220 shares outstanding		$ 1,068,974,236
Net Asset Value, offering price and redemption price per share ($1,068,974,236 ÷ 25,019,220 shares)		$ 42.73

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 7,054,450
Interest		6
Income from Fidelity Central Funds		48,722
Total income		7,103,178

Expenses
Management fee	$ 2,822,253
Transfer agent fees	1,117,962
Accounting and security lending fees	172,970
Custodian fees and expenses	22,217
Independent trustees' compensation	11,141
Registration fees	27,668
Audit	17,235
Miscellaneous	8,522
Total expenses before reductions	4,199,968
Expense reductions	(4,749)	4,195,219
Net investment income (loss)		2,907,959
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,119,947
Foreign currency transactions	16,794
Total net realized gain (loss)		54,136,741
Change in net unrealized appreciation (depreciation) on: Investment securities	70,075,595
Assets and liabilities in foreign currencies	(415)
Total change in net unrealized appreciation (depreciation)		70,075,180
Net gain (loss)		124,211,921
Net increase (decrease) in net assets resulting from operations		$ 127,119,880

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,907,959	$ 5,401,848
Net realized gain (loss)	54,136,741	112,917,097
Change in net unrealized appreciation (depreciation)	70,075,180	9,078,717
Net increase (decrease) in net assets resulting from operations	127,119,880	127,397,662
Distributions to shareholders from net investment income	(99,251)	(2,402,760)
Distributions to shareholders from net realized gain	(5,455,912)	(22,192,850)
Total distributions	(5,555,163)	(24,595,610)
Share transactions Proceeds from sales of shares	126,018,567	202,197,233
Reinvestment of distributions	5,317,395	23,551,043
Cost of shares redeemed	(133,334,632)	(433,697,922)
Net increase (decrease) in net assets resulting from share transactions	(1,998,670)	(207,949,646)
Redemption fees	14,054	13,984
Total increase (decrease) in net assets	119,580,101	(105,133,610)

Net Assets
Beginning of period	949,394,135	1,054,527,745
End of period (including undistributed net investment income of $2,603,616 and distributions in excess of net investment income of $205,092, respectively)	$ 1,068,974,236	$ 949,394,135
Other Information Shares
Sold	3,074,122	5,546,646
Issued in reinvestment of distributions	136,625	649,501
Redeemed	(3,275,160)	(12,041,120)
Net increase (decrease)	(64,413)	(5,844,973)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.85	$ 34.10	$ 35.36	$ 39.07	$ 27.66	$ 17.24
Income from Investment Operations
Net investment income (loss) D	.12	.20	.28	.20	.12	-I
Net realized and unrealized gain (loss)	4.98	4.52	(1.45)	(3.59)	11.49	10.54
Total from investment operations	5.10	4.72	(1.17)	(3.39)	11.61	10.54
Distributions from net investment income	-I	(.10)	(.09)	(.26)	(.11)	(.02)
Distributions from net realized gain	(.22)	(.88)	-	(.06)	(.09)	(.10)
Total distributions	(.22)	(.97)J	(.09)	(.32)	(.20)	(.12)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 42.73	$ 37.85	$ 34.10	$ 35.36	$ 39.07	$ 27.66
Total ReturnB, C	13.54%	13.97%	(3.30)%	(8.63)%	42.09%	61.13%
Ratios to Average Net AssetsE,G
Expenses before reductions	.82%A	.84%	.86%	.84%	.88%	.93%
Expenses net of fee waivers, if any	.82%A	.84%	.85%	.84%	.88%	.93%
Expenses net of all reductions	.82%A	.83%	.84%	.84%	.87%	.92%
Net investment income (loss)	.57%A	.54%J	.89%	.58%	.39%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,068,974	$ 949,394	$ 1,054,528	$ 1,430,581	$ 1,971,764	$ 1,484,857
Portfolio turnover rateF	109%A	99%	76%	88%	113%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.97 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.877 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). Energy Portfolio, Energy Service Portfolio and Natural Gas Portfolio are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. The Natural Resources Portfolio may also invest in certain precious metals. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Energy Portfolio	$ 2,047,248,912	$ 617,890,155	$ (25,253,261)	$ 592,636,894
Energy Service Portfolio	770,958,125	461,338,197	(21,661,189)	439,677,008
Natural Gas Portfolio	1,127,528,368	85,852,310	(20,590,933)	65,261,377
Natural Resources Portfolio	909,942,494	223,602,814	(46,197,121)	177,405,693

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Natural Gas Portfolio	$ (129,039,784)	$ (215,752,708)	$ (344,792,492)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to February 28, 2014. Loss deferrals were as follows:

Capital losses
Energy Portfolio	$ (8,016,307)
Natural Gas Portfolio	(4,653,113)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	1,334,837,527	946,632,955
Energy Service Portfolio	337,154,393	289,571,565
Natural Gas Portfolio	1,089,694,762	782,567,522
Natural Resources Portfolio	550,049,582	548,367,388

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.25%	.55%
Energy Service Portfolio	.30%	.25%	.55%
Natural Gas Portfolio	.30%	.25%	.55%
Natural Resources Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.20%
Energy Service Portfolio	.19%
Natural Gas Portfolio	.21%
Natural Resources Portfolio	.22%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$ 13,988
Energy Service Portfolio	7,775
Natural Gas Portfolio	10,749
Natural Resources Portfolio	6,112

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$ 7,494,200.33%		$ 338
Energy Service Portfolio	Borrower	3,644,167.32%		196

Redemptions In-Kind. During the period, shares of the Funds held by affiliated entities were redeemed for cash and investments. The net realized gain on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Funds recognized no gain or loss for federal income tax purposes.

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of cash and investments, delivered	Net Realized Gain (Loss) on redemptions	Shares
Energy Portfolio	$ 52,353,206	$ 22,148,450	894,926
Natural Gas Portfolio	191,196,708	33,190,903	4,263,025

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with Energy Portfolio. The Investing Funds delivered cash and investments valued at $48,408,874 in exchange for 827,502 shares of Energy Portfolio. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Energy Portfolio	$ 1,845
Energy Service Portfolio	914
Natural Gas Portfolio	765
Natural Resources Portfolio	831

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Energy Portfolio	$ 39,985
Energy Service Portfolio	7,178
Natural Gas Portfolio	241,004
Natural Resources Portfolio	40,419

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Energy Portfolio	$ 297	$ 3
Energy Service Portfolio	15,273	38
Natural Resources Portfolio	4,749	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

Strategic Advisers Core Fund
Energy Portfolio	11%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

Fund	% of shares held
Energy Portfolio	22%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Energy Portfolio

Energy Service Portfolio

Natural Gas Portfolio

Natural Resources Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELNR-USAN-1014
1.813653.109

Fidelity®

Select Portfolios®

Financials Sector

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Banking Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Brokerage and Investment Management Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Consumer Finance Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Financial Services Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Insurance Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Banking Portfolio	.81%
Actual		$ 1,000.00	$ 1,026.10	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Brokerage and Investment Management Portfolio	.79%
Actual		$ 1,000.00	$ 1,051.80	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Consumer Finance Portfolio	.88%
Actual		$ 1,000.00	$ 1,030.50	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Financial Services Portfolio	.81%
Actual		$ 1,000.00	$ 1,071.20	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Insurance Portfolio	.82%
Actual		$ 1,000.00	$ 1,086.80	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Banking Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	10.4	11.7
U.S. Bancorp	7.6	9.6
Bank of America Corp.	6.5	4.9
Citigroup, Inc.	5.7	4.9
JPMorgan Chase & Co.	5.5	4.9
SunTrust Banks, Inc.	5.0	5.0
Prosperity Bancshares, Inc.	4.5	2.4
Capital One Financial Corp.	3.5	3.4
M&T Bank Corp.	3.1	5.0
CIT Group, Inc.	2.8	0.0
	54.6
Top Industries (% of fund's net assets)
As of August 31, 2014
Banks	84.5%
Consumer Finance	5.4%
Thrifts & Mortgage Finance	3.7%
Capital Markets	1.9%
IT Services	1.8%
All Others*	2.7%

As of February 28, 2014
Commercial Banks	70.8%
Diversified Financial Services	15.1%
Thrifts & Mortgage Finance	5.2%
Consumer Finance	5.1%
IT Services	0.9%
All Others*	2.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Banking Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BANKS - 84.5%
Diversified Banks - 40.8%
Bank of America Corp.	2,395,100	$ 38,537,159
Barclays PLC	1,151,028	4,293,141
Citigroup, Inc.	653,300	33,742,945
Comerica, Inc.	322,700	16,244,718
JPMorgan Chase & Co.	546,200	32,471,590
Nordea Bank AB	334,200	4,356,064
Standard Chartered PLC (United Kingdom)	257,207	5,179,537
U.S. Bancorp	1,058,900	44,770,292
Wells Fargo & Co.	1,201,092	61,784,171
		241,379,617
Regional Banks - 43.7%
1st Source Corp.	331,600	9,951,316
Bank of the Ozarks, Inc.	276,100	8,821,395
BB&T Corp.	238,900	8,918,137
CIT Group, Inc.	346,800	16,632,528
City National Corp.	182,800	13,870,864
Commerce Bancshares, Inc.	178,355	8,227,516
Community Trust Bancorp, Inc.	155,251	5,514,516
CVB Financial Corp.	570,900	8,871,786
East West Bancorp, Inc.	301,800	10,514,712
First Citizen Bancshares, Inc.	26,900	6,181,351
First Republic Bank	324,700	15,877,830
Hanmi Financial Corp.	311,800	6,407,490
Heartland Financial U.S.A., Inc.	218,900	5,236,088
Huntington Bancshares, Inc.	1,134,051	11,164,732
M&T Bank Corp. (d)	149,300	18,457,959
National Penn Bancshares, Inc.	806,349	8,063,490
PacWest Bancorp	387,236	16,240,678
PNC Financial Services Group, Inc.	172,841	14,648,275
Prosperity Bancshares, Inc.	445,100	26,884,040
SunTrust Banks, Inc.	781,100	29,744,288
UMB Financial Corp.	153,500	8,864,625
		259,093,616
TOTAL BANKS		500,473,233
CAPITAL MARKETS - 1.9%
Asset Management & Custody Banks - 1.2%
The Blackstone Group LP	206,600	6,927,298
Diversified Capital Markets - 0.7%
UBS AG (NY Shares)	251,600	4,513,704
TOTAL CAPITAL MARKETS		11,441,002
CONSUMER FINANCE - 5.4%
Consumer Finance - 5.4%
American Express Co.	53,100	4,755,105
Capital One Financial Corp.	253,000	20,761,180
Navient Corp.	351,400	6,304,116
		31,820,401

	Shares	Value
INSURANCE - 1.3%
Property & Casualty Insurance - 1.3%
First American Financial Corp.	173,500	$ 4,918,725
Hilltop Holdings, Inc. (a)	143,900	3,046,363
		7,965,088
IT SERVICES - 1.8%
Data Processing & Outsourced Services - 1.8%
EVERTEC, Inc.	155,400	3,578,862
Total System Services, Inc.	216,900	6,823,674
		10,402,536
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Mortgage REITs - 0.5%
Altisource Residential Corp. Class B	120,600	2,959,524
THRIFTS & MORTGAGE FINANCE - 3.7%
Thrifts & Mortgage Finance - 3.7%
BofI Holding, Inc. (a)	46,500	3,580,035
Dime Community Bancshares, Inc.	451,000	6,963,440
Meridian Bancorp, Inc. (a)	571,165	6,042,926
TFS Financial Corp. (a)	155,600	2,246,864
United Financial Bancorp, Inc. New	255,505	3,165,707
		21,998,972
TOTAL COMMON STOCKS (Cost $493,557,780)		587,060,756
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.11% (b)	2,638,627	2,638,627
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	18,687,300	18,687,300
TOTAL MONEY MARKET FUNDS (Cost $21,325,927)		21,325,927
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $514,883,707)		608,386,683
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(15,874,299)
NET ASSETS - 100%		$ 592,512,384
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,505
Fidelity Securities Lending Cash Central Fund	55,216
Total	$ 60,721
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 587,060,756	$ 582,767,615	$ 4,293,141	$ -
Money Market Funds	21,325,927	21,325,927	-	-
Total Investments in Securities:	$ 608,386,683	$ 604,093,542	$ 4,293,141	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,445,596) - See accompanying schedule: Unaffiliated issuers (cost $493,557,780)	$ 587,060,756
Fidelity Central Funds (cost $21,325,927)	21,325,927
Total Investments (cost $514,883,707)		$ 608,386,683
Receivable for investments sold		3,479,675
Receivable for fund shares sold		209,327
Dividends receivable		880,424
Distributions receivable from Fidelity Central Funds		2,356
Other receivables		5,188
Total assets		612,963,653

Liabilities
Payable for investments purchased	$ 925,562
Payable for fund shares redeemed	430,409
Accrued management fee	268,145
Other affiliated payables	115,099
Other payables and accrued expenses	24,754
Collateral on securities loaned, at value	18,687,300
Total liabilities		20,451,269

Net Assets		$ 592,512,384
Net Assets consist of:
Paid in capital		$ 500,460,265
Undistributed net investment income		4,481,687
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,932,261)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		93,502,693
Net Assets, for 22,836,137 shares outstanding		$ 592,512,384
Net Asset Value, offering price and redemption price per share ($592,512,384 ÷ 22,836,137 shares)		$ 25.95

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 7,384,877
Income from Fidelity Central Funds		60,721
Total income		7,445,598

Expenses
Management fee	$ 2,018,153
Transfer agent fees	715,229
Accounting and security lending fees	133,736
Custodian fees and expenses	10,616
Independent trustees' compensation	8,609
Registration fees	30,941
Audit	19,629
Legal	1,979
Interest	5,202
Miscellaneous	5,400
Total expenses before reductions	2,949,494
Expense reductions	(16,179)	2,933,315
Net investment income (loss)		4,512,283
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,792,912
Foreign currency transactions	(5,581)
Total net realized gain (loss)		21,787,331
Change in net unrealized appreciation (depreciation) on: Investment securities	(13,361,031)
Assets and liabilities in foreign currencies	(1,949)
Total change in net unrealized appreciation (depreciation)		(13,362,980)
Net gain (loss)		8,424,351
Net increase (decrease) in net assets resulting from operations		$ 12,936,634

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,512,283	$ 8,142,210
Net realized gain (loss)	21,787,331	79,664,982
Change in net unrealized appreciation (depreciation)	(13,362,980)	79,045,980
Net increase (decrease) in net assets resulting from operations	12,936,634	166,853,172
Distributions to shareholders from net investment income	(2,429,319)	(5,835,222)
Distributions to shareholders from net realized gain	(25,854,902)	(15,904,464)
Total distributions	(28,284,221)	(21,739,686)
Share transactions Proceeds from sales of shares	154,199,868	391,060,219
Reinvestment of distributions	27,686,858	21,186,604
Cost of shares redeemed	(384,024,303)	(277,968,854)
Net increase (decrease) in net assets resulting from share transactions	(202,137,577)	134,277,969
Redemption fees	17,338	26,791
Total increase (decrease) in net assets	(217,467,826)	279,418,246

Net Assets
Beginning of period	809,980,210	530,561,964
End of period (including undistributed net investment income of $4,481,687 and undistributed net investment income of $2,398,723, respectively)	$ 592,512,384	$ 809,980,210
Other Information Shares
Sold	5,773,441	16,023,012
Issued in reinvestment of distributions	1,101,307	828,397
Redeemed	(15,062,148)	(11,613,739)
Net increase (decrease)	(8,187,400)	5,237,670

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.11	$ 20.58	$ 17.83	$ 18.92	$ 16.63	$ 9.04
Income from Investment Operations
Net investment income (loss) D	.16	.29	.26	.09	(.01)	.06
Net realized and unrealized gain (loss)	.50	5.97	2.73	(1.11)	2.31	7.74
Total from investment operations	.66	6.26	2.99	(1.02)	2.30	7.80
Distributions from net investment income	(.07)	(.20)	(.24)	(.07)	(.01)	(.21)
Distributions from net realized gain	(.75)	(.53)	-	-	-	-
Total distributions	(.82)	(.73)	(.24)	(.07)	(.01)	(.21)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 25.95	$ 26.11	$ 20.58	$ 17.83	$ 18.92	$ 16.63
Total ReturnB, C	2.61%	30.48%	16.86%	(5.31)%	13.83%	87.04%
Ratios to Average Net AssetsE, G
Expenses before reductions	.81%A	.81%	.85%	.88%	.89%	.95%
Expenses net of fee waivers, if any	.81%A	.81%	.85%	.88%	.89%	.95%
Expenses net of all reductions	.80%A	.80%	.83%	.87%	.88%	.94%
Net investment income (loss)	1.23%A	1.22%	1.37%	.55%	(.04)%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 592,512	$ 809,980	$ 530,562	$ 429,747	$ 518,317	$ 359,438
Portfolio turnover rateF	73%A	91%	69%	91%	73%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Invesco Ltd.	7.2	5.2
Ameriprise Financial, Inc.	7.0	5.2
Franklin Resources, Inc.	6.5	5.1
BlackRock, Inc. Class A	5.8	4.5
Affiliated Managers Group, Inc.	5.6	4.0
Morgan Stanley	5.5	3.6
State Street Corp.	5.5	3.6
E*TRADE Financial Corp.	4.4	4.1
Raymond James Financial, Inc.	4.4	3.9
Artisan Partners Asset Management, Inc.	3.8	0.0
	55.7
Top Industries (% of fund's net assets)
As of August 31, 2014
Capital Markets	85.9%
Banks	6.0%
Diversified Financial Services	4.6%
Insurance	0.8%
All Others*	2.7%

As of February 28, 2014
Capital Markets	80.6%
Diversified Financial Services	13.5%
Commercial Banks	1.6%
Software	1.1%
Insurance	0.7%
All Others*	2.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Brokerage and Investment Management Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BANKS - 6.0%
Diversified Banks - 6.0%
Barclays PLC	1,500,000	$ 5,594,747
Citigroup, Inc.	200,000	10,330,000
JPMorgan Chase & Co.	360,000	21,402,000
		37,326,747
CAPITAL MARKETS - 85.9%
Asset Management & Custody Banks - 58.4%
Affiliated Managers Group, Inc. (a)	165,000	34,839,750
Ameriprise Financial, Inc.	347,700	43,726,752
Anima Holding SpA	700,000	3,789,432
Apollo Investment Corp.	1,000,000	8,770,000
Artisan Partners Asset Management, Inc.	425,000	23,579,000
BlackRock, Inc. Class A	110,000	36,358,300
Franklin Resources, Inc.	720,000	40,694,400
Invesco Ltd.	1,100,000	44,924,000
KKR & Co. LP	450,000	10,570,500
Northern Trust Corp.	260,000	18,031,000
Oaktree Capital Group LLC Class A	250,000	12,555,000
Och-Ziff Capital Management Group LLC Class A	400,000	4,952,000
SEI Investments Co.	450,000	17,052,750
State Street Corp.	475,000	34,214,250
T. Rowe Price Group, Inc.	90,000	7,289,550
The Blackstone Group LP	350,000	11,735,500
Virtus Investment Partners, Inc.	55,000	12,302,950
		365,385,134
Diversified Capital Markets - 0.6%
UBS AG (NY Shares)	200,000	3,588,000
Investment Banking & Brokerage - 26.9%
Charles Schwab Corp.	614,800	17,527,948
E*TRADE Financial Corp. (a)	1,250,000	27,825,000
Evercore Partners, Inc. Class A	175,000	8,965,250
FXCM, Inc. Class A	850,000	12,316,500
Goldman Sachs Group, Inc.	100,000	17,911,000
Lazard Ltd. Class A	146,900	8,029,554
Moelis & Co. Class A	75,000	2,721,750
Morgan Stanley	1,000,000	34,310,000

	Shares	Value
Raymond James Financial, Inc.	500,000	$ 27,320,000
TD Ameritrade Holding Corp.	350,000	11,588,500
		168,515,502
TOTAL CAPITAL MARKETS		537,488,636
DIVERSIFIED FINANCIAL SERVICES - 4.6%
Specialized Finance - 4.6%
Interactive Brokers Group, Inc.	95,000	2,226,800
IntercontinentalExchange Group, Inc.	75,000	14,175,000
McGraw Hill Financial, Inc.	150,000	12,169,500
		28,571,300
INSURANCE - 0.8%
Life & Health Insurance - 0.8%
St. James's Place Capital PLC	450,000	5,356,474
TOTAL COMMON STOCKS (Cost $499,375,791)		608,743,157
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.11% (b) (Cost $14,681,820)	14,681,820	14,681,820
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $514,057,611)		623,424,977
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,257,304
NET ASSETS - 100%		$ 625,682,281
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,991
Fidelity Securities Lending Cash Central Fund	3,757
Total	$ 9,748
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 608,743,157	$ 603,148,410	$ 5,594,747	$ -
Money Market Funds	14,681,820	14,681,820	-	-
Total Investments in Securities:	$ 623,424,977	$ 617,830,230	$ 5,594,747	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.6%
Bermuda	8.5%
United Kingdom	1.7%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $499,375,791)	$ 608,743,157
Fidelity Central Funds (cost $14,681,820)	14,681,820
Total Investments (cost $514,057,611)		$ 623,424,977
Cash		3,940
Receivable for investments sold		2,464,955
Receivable for fund shares sold		707,802
Dividends receivable		778,826
Distributions receivable from Fidelity Central Funds		1,771
Other receivables		14,370
Total assets		627,396,641

Liabilities
Payable for investments purchased	$ 688,540
Payable for fund shares redeemed	597,787
Accrued management fee	279,717
Transfer agent fee payable	97,723
Other affiliated payables	18,746
Other payables and accrued expenses	31,847
Total liabilities		1,714,360

Net Assets		$ 625,682,281
Net Assets consist of:
Paid in capital		$ 502,746,034
Undistributed net investment income		5,118,936
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,450,341
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,366,970
Net Assets, for 8,288,026 shares outstanding		$ 625,682,281
Net Asset Value, offering price and redemption price per share ($625,682,281 ÷ 8,288,026 shares)		$ 75.49

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 7,722,069
Income from Fidelity Central Funds		9,748
Total income		7,731,817

Expenses
Management fee	$ 1,812,499
Transfer agent fees	610,207
Accounting and security lending fees	119,486
Custodian fees and expenses	11,533
Independent trustees' compensation	7,896
Registration fees	24,926
Audit	17,799
Legal	803
Interest	520
Miscellaneous	5,704
Total expenses before reductions	2,611,373
Expense reductions	(9,246)	2,602,127
Net investment income (loss)		5,129,690
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,054,691
Foreign currency transactions	(6,491)
Total net realized gain (loss)		9,048,200
Change in net unrealized appreciation (depreciation) on: Investment securities	15,274,736
Assets and liabilities in foreign currencies	3,249
Total change in net unrealized appreciation (depreciation)		15,277,985
Net gain (loss)		24,326,185
Net increase (decrease) in net assets resulting from operations		$ 29,455,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,129,690	$ 11,110,682
Net realized gain (loss)	9,048,200	82,890,650
Change in net unrealized appreciation (depreciation)	15,277,985	72,437,416
Net increase (decrease) in net assets resulting from operations	29,455,875	166,438,748
Distributions to shareholders from net investment income	(967,293)	(4,659,584)
Distributions to shareholders from net realized gain	(948,327)	(192,147)
Total distributions	(1,915,620)	(4,851,731)
Share transactions Proceeds from sales of shares	19,647,140	554,727,078
Reinvestment of distributions	1,844,670	4,673,424
Cost of shares redeemed	(257,574,456)	(491,582,846)
Net increase (decrease) in net assets resulting from share transactions	(236,082,646)	67,817,656
Redemption fees	2,722	44,045
Total increase (decrease) in net assets	(208,539,669)	229,448,718

Net Assets
Beginning of period	834,221,950	604,773,232
End of period (including undistributed net investment income of $5,118,936 and undistributed net investment income of $956,539, respectively)	$ 625,682,281	$ 834,221,950
Other Information Shares
Sold	273,094	8,304,983
Issued in reinvestment of distributions	27,503	63,949
Redeemed	(3,600,086)	(7,582,311)
Net increase (decrease)	(3,299,489)	786,621

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	2014	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 71.99	$ 55.99	$ 47.28	$ 54.11	$ 47.32	$ 26.68
Income from Investment Operations
Net investment income (loss) D	.56	.99	1.31	.26	.39	.27
Net realized and unrealized gain (loss)	3.14	15.41	8.52	(6.56)	6.71	20.62
Total from investment operations	3.70	16.40	9.83	(6.30)	7.10	20.89
Distributions from net investment income	(.10)	(.39)	(1.12)	(.53)	(.31)	(.25)
Distributions from net realized gain	(.10)	(.02)	-	-	-	-
Total distributions	(.20)	(.40) J	(1.12)	(.53)	(.31)	(.25)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 75.49	$ 71.99	$ 55.99	$ 47.28	$ 54.11	$ 47.32
Total ReturnB, C	5.18%	29.29%	21.08%	(11.51)%	15.03%	78.44%
Ratios to Average Net AssetsE, G
Expenses before reductions	.79%A	.82%	.87%	.89%	.88%	.93%
Expenses net of fee waivers, if any	.79%A	.82%	.87%	.89%	.88%	.93%
Expenses net of all reductions	.79%A	.80%	.78%	.85%	.86%	.89%
Net investment income (loss)	1.56%A	1.52%	2.72%	.57%	.79%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,682	$ 834,222	$ 604,773	$ 413,228	$ 551,976	$ 555,473
Portfolio turnover rateF	30%A	182%	308%	294%	153%	264%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.40 per share is comprised of distributions from net investment income of $.388 and distributions from net realized gain of $.016 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Finance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Capital One Financial Corp.	8.6	7.9
Visa, Inc. Class A	6.5	7.3
MasterCard, Inc. Class A	6.2	6.3
American Express Co.	5.8	5.8
SLM Corp.	5.8	5.2
Discover Financial Services	5.1	4.8
U.S. Bancorp	3.2	2.6
New York Community Bancorp, Inc.	3.1	2.8
JPMorgan Chase & Co.	3.1	3.4
Bank of America Corp.	2.8	3.3
	50.2
Top Industries (% of fund's net assets)
As of August 31, 2014
Consumer Finance	31.8%
IT Services	21.6%
Thrifts & Mortgage Finance	16.9%
Banks	16.6%
Real Estate Investment Trusts	8.8%
All Others*	4.3%

As of February 28, 2014
Consumer Finance	27.9%
Thrifts & Mortgage Finance	18.5%
IT Services	18.2%
Real Estate Investment Trusts	13.8%
Diversified Financial Services	10.0%
All Others*	11.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Consumer Finance Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BANKS - 16.6%
Diversified Banks - 13.8%
Bank of America Corp.	252,600	$ 4,064,334
Citigroup, Inc.	62,500	3,228,125
JPMorgan Chase & Co.	75,600	4,494,420
U.S. Bancorp	112,300	4,748,044
Wells Fargo & Co.	70,100	3,605,944
		20,140,867
Regional Banks - 2.8%
PNC Financial Services Group, Inc.	39,500	3,347,625
TCF Financial Corp.	46,900	741,020
		4,088,645
TOTAL BANKS		24,229,512
CAPITAL MARKETS - 2.0%
Investment Banking & Brokerage - 2.0%
E*TRADE Financial Corp. (a)	132,700	2,953,902
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Diversified Support Services - 1.3%
Intrum Justitia AB	61,000	1,891,290
CONSUMER FINANCE - 31.8%
Consumer Finance - 31.8%
American Express Co.	95,300	8,534,115
Capital One Financial Corp.	152,500	12,514,151
Cash America International, Inc.	23,619	1,054,352
Credit Acceptance Corp. (a)	7,475	921,219
Discover Financial Services	120,200	7,496,874
EZCORP, Inc. (non-vtg.) Class A (a)	75,600	803,628
First Cash Financial Services, Inc. (a)	30,100	1,738,576
Navient Corp.	47,100	844,974
Nelnet, Inc. Class A	23,700	1,042,089
SLM Corp.	954,300	8,455,098
Springleaf Holdings, Inc. (d)	91,600	3,048,448
		46,453,524
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Specialized Finance - 0.3%
PHH Corp. (a)	18,000	431,280
IT SERVICES - 21.6%
Data Processing & Outsourced Services - 21.6%
Alliance Data Systems Corp. (a)	6,600	1,746,624
EVERTEC, Inc.	19,500	449,085
Fidelity National Information Services, Inc.	67,400	3,824,950
FleetCor Technologies, Inc. (a)	13,800	1,982,922
Global Payments, Inc.	34,700	2,523,384
MasterCard, Inc. Class A	118,900	9,013,809

	Shares	Value
Total System Services, Inc.	80,300	$ 2,526,238
Visa, Inc. Class A	45,084	9,581,252
		31,648,264
REAL ESTATE INVESTMENT TRUSTS - 8.8%
Mortgage REITs - 8.8%
Altisource Residential Corp. Class B	28,000	687,120
American Capital Agency Corp.	150,300	3,554,595
Annaly Capital Management, Inc.	2,500	29,750
Capstead Mortgage Corp.	40,100	530,122
Chimera Investment Corp.	434,300	1,437,533
Hatteras Financial Corp.	94,200	1,874,580
Invesco Mortgage Capital, Inc.	65,757	1,158,638
MFA Financial, Inc.	171,800	1,449,992
New Residential Investment Corp.	81,100	508,497
Redwood Trust, Inc. (d)	84,200	1,630,954
		12,861,781
THRIFTS & MORTGAGE FINANCE - 16.9%
Thrifts & Mortgage Finance - 16.9%
BofI Holding, Inc. (a)	4,200	323,358
Capitol Federal Financial, Inc.	54,500	673,075
EverBank Financial Corp. (d)	60,200	1,136,576
Flagstar Bancorp, Inc. (a)	300	5,229
Hudson City Bancorp, Inc.	327,385	3,231,290
MGIC Investment Corp. (a)	401,328	3,383,195
Nationstar Mortgage Holdings, Inc. (a)(d)	43,800	1,533,000
New York Community Bancorp, Inc. (d)	283,200	4,517,040
Northfield Bancorp, Inc.	200	2,622
Ocwen Financial Corp. (a)	80,800	2,257,552
People's United Financial, Inc.	142,300	2,127,385
Provident Financial Services, Inc.	8,000	136,080
Radian Group, Inc. (d)	195,165	2,841,602
TFS Financial Corp. (a)	107,700	1,555,188
Washington Federal, Inc.	44,600	970,050
		24,693,242
TOTAL COMMON STOCKS (Cost $108,092,187)		145,162,795
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,189,509	$ 1,189,509
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	9,644,500	9,644,500
TOTAL MONEY MARKET FUNDS (Cost $10,834,009)		10,834,009
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $118,926,196)		155,996,804
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(9,815,350)
NET ASSETS - 100%		$ 146,181,454
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 568
Fidelity Securities Lending Cash Central Fund	112,419
Total	$ 112,987
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,468,333) - See accompanying schedule: Unaffiliated issuers (cost $108,092,187)	$ 145,162,795
Fidelity Central Funds (cost $10,834,009)	10,834,009
Total Investments (cost $118,926,196)		$ 155,996,804
Receivable for fund shares sold		70,043
Dividends receivable		50,270
Distributions receivable from Fidelity Central Funds		10,582
Other receivables		955
Total assets		156,128,654

Liabilities
Payable for fund shares redeemed	177,749
Accrued management fee	66,692
Other affiliated payables	36,320
Other payables and accrued expenses	21,939
Collateral on securities loaned, at value	9,644,500
Total liabilities		9,947,200

Net Assets		$ 146,181,454
Net Assets consist of:
Paid in capital		$ 114,418,358
Undistributed net investment income		1,579,305
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,886,817)
Net unrealized appreciation (depreciation) on investments		37,070,608
Net Assets, for 9,389,377 shares outstanding		$ 146,181,454
Net Asset Value, offering price and redemption price per share ($146,181,454 ÷ 9,389,377 shares)		$ 15.57

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 2,298,987
Income from Fidelity Central Funds		112,987
Total income		2,411,974

Expenses
Management fee	$ 517,980
Transfer agent fees	221,679
Accounting and security lending fees	37,865
Custodian fees and expenses	6,273
Independent trustees' compensation	2,319
Registration fees	16,228
Audit	18,714
Interest	143
Miscellaneous	5,950
Total expenses		827,151
Net investment income (loss)		1,584,823
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,005,034
Foreign currency transactions	443
Total net realized gain (loss)		19,005,477
Change in net unrealized appreciation (depreciation) on investment securities		(15,581,868)
Net gain (loss)		3,423,609
Net increase (decrease) in net assets resulting from operations		$ 5,008,432

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,584,823	$ 5,927,353
Net realized gain (loss)	19,005,477	34,649,129
Change in net unrealized appreciation (depreciation)	(15,581,868)	20,933,018
Net increase (decrease) in net assets resulting from operations	5,008,432	61,509,500
Distributions to shareholders from net investment income	(465,184)	(5,610,392)
Distributions to shareholders from net realized gain	(13,941,416)	(37,860,128)
Total distributions	(14,406,600)	(43,470,520)
Share transactions Proceeds from sales of shares	10,004,010	129,379,846
Reinvestment of distributions	14,029,242	42,335,822
Cost of shares redeemed	(118,676,118)	(243,098,406)
Net increase (decrease) in net assets resulting from share transactions	(94,642,866)	(71,382,738)
Redemption fees	796	9,208
Total increase (decrease) in net assets	(104,040,238)	(53,334,550)

Net Assets
Beginning of period	250,221,692	303,556,242
End of period (including undistributed net investment income of $1,579,305 and undistributed net investment income of $459,666, respectively)	$ 146,181,454	$ 250,221,692
Other Information Shares
Sold	635,820	7,887,236
Issued in reinvestment of distributions	955,020	2,727,248
Redeemed	(7,682,451)	(14,882,954)
Net increase (decrease)	(6,091,611)	(4,268,470)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 15.37	$ 12.62	$ 11.97	$ 11.58	$ 8.38
Income from Investment Operations
Net investment income (loss) D	.13	.34	.28	.22	.19	.22
Net realized and unrealized gain (loss)	.30	3.18	2.72	.64	.48	3.44
Total from investment operations	.43	3.52	3.00	.86	.67	3.66
Distributions from net investment income	(.03)	(.40)	(.24)	(.20)	(.28)	(.46)
Distributions from net realized gain	(.99)	(2.33)	(.01)	(.01)	-	-
Total distributions	(1.02)	(2.73)	(.25)	(.21)	(.28)	(.46)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.57	$ 16.16	$ 15.37	$ 12.62	$ 11.97	$ 11.58
Total ReturnB, C	3.05%	24.31%	23.92%	7.41%	5.83%	44.74%
Ratios to Average Net AssetsE, G
Expenses before reductions	.88%A	.85%	.89%	.95%	1.01%	1.05%
Expenses net of fee waivers, if any	.88%A	.85%	.89%	.95%	1.01%	1.05%
Expenses net of all reductions	.88%A	.83%	.86%	.94%	.98%	1.02%
Net investment income (loss)	1.69%A	2.07%	1.98%	1.96%	1.63%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,181	$ 250,222	$ 303,556	$ 166,391	$ 102,081	$ 85,409
Portfolio turnover rateF	48%A	89%	79%	113%	161%	153%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	5.2	4.9
Bank of America Corp.	5.1	5.5
Citigroup, Inc.	4.9	4.8
Berkshire Hathaway, Inc. Class B	4.6	2.6
U.S. Bancorp	4.5	5.0
Capital One Financial Corp.	4.1	3.9
American Tower Corp.	3.8	3.3
Wells Fargo & Co.	3.8	4.5
MetLife, Inc.	2.7	2.8
Invesco Ltd.	2.5	2.3
	41.2
Top Industries (% of fund's net assets)
As of August 31, 2014
Banks	28.9%
Capital Markets	14.4%
Insurance	13.2%
Real Estate Investment Trusts	10.5%
Diversified Financial Services	8.9%
All Others*	24.1%

As of February 28, 2014
Diversified Financial Services	22.8%
Commercial Banks	15.7%
Insurance	15.3%
Capital Markets	13.6%
Real Estate Investment Trusts	10.6%
All Others*	22.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Financial Services Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
BANKS - 28.9%
Diversified Banks - 23.9%
Bank of America Corp.	3,664,617	$ 58,963,688
Citigroup, Inc.	1,116,280	57,655,862
JPMorgan Chase & Co.	1,010,310	60,062,929
PT Bank Rakyat Indonesia Tbk	4,817,900	4,554,131
U.S. Bancorp	1,243,084	52,557,592
Wells Fargo & Co.	849,901	43,718,907
		277,513,109
Regional Banks - 5.0%
CoBiz, Inc.	386,265	4,461,361
Fifth Third Bancorp	865,528	17,661,099
M&T Bank Corp. (d)	100,450	12,418,634
Popular, Inc. (a)	166,927	5,168,060
Prosperity Bancshares, Inc.	64,800	3,913,920
SunTrust Banks, Inc.	386,000	14,698,880
		58,321,954
TOTAL BANKS		335,835,063
CAPITAL MARKETS - 14.4%
Asset Management & Custody Banks - 11.7%
Affiliated Managers Group, Inc. (a)	75,283	15,896,005
Ameriprise Financial, Inc.	138,040	17,359,910
Artisan Partners Asset Management, Inc.	216,600	12,016,968
BlackRock, Inc. Class A	33,103	10,941,535
Franklin Resources, Inc.	351,600	19,872,432
Invesco Ltd.	720,110	29,409,292
Oaktree Capital Group LLC Class A	216,200	10,857,564
The Blackstone Group LP	575,804	19,306,708
		135,660,414
Diversified Capital Markets - 0.4%
Close Brothers Group PLC	227,000	5,098,835
Investment Banking & Brokerage - 2.3%
E*TRADE Financial Corp. (a)	429,100	9,551,766
FXCM, Inc. Class A	312,700	4,531,023
Raymond James Financial, Inc.	238,561	13,034,973
		27,117,762
TOTAL CAPITAL MARKETS		167,877,011
CONSUMER FINANCE - 6.8%
Consumer Finance - 6.8%
Capital One Financial Corp.	583,516	47,883,323
Navient Corp.	838,259	15,038,366
Santander Consumer U.S.A. Holdings, Inc.	154,000	2,867,480
SLM Corp.	77,359	685,401
Springleaf Holdings, Inc. (d)	396,900	13,208,832
		79,683,402

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
H&R Block, Inc.	301,561	$ 10,111,340
DIVERSIFIED FINANCIAL SERVICES - 8.9%
Multi-Sector Holdings - 4.6%
Berkshire Hathaway, Inc. Class B (a)	388,690	53,347,703
Specialized Finance - 4.3%
IntercontinentalExchange Group, Inc.	129,447	24,465,483
McGraw Hill Financial, Inc.	279,076	22,641,436
TPG Specialty Lending, Inc.	173,190	3,058,535
		50,165,454
TOTAL DIVERSIFIED FINANCIAL SERVICES		103,513,157
HEALTH CARE PROVIDERS & SERVICES - 0.6%
Health Care Facilities - 0.6%
Brookdale Senior Living, Inc. (a)	205,700	7,189,215
INSURANCE - 13.2%
Insurance Brokers - 2.2%
Brown & Brown, Inc.	263,300	8,588,846
Marsh & McLennan Companies, Inc.	326,464	17,335,238
		25,924,084
Life & Health Insurance - 4.5%
MetLife, Inc.	583,550	31,943,527
Prudential PLC	326,435	7,868,722
Torchmark Corp.	225,750	12,314,663
		52,126,912
Property & Casualty Insurance - 5.4%
Allstate Corp.	376,700	23,163,283
FNF Group	401,800	11,374,958
FNFV Group (a)	119,518	1,790,380
The Travelers Companies, Inc.	279,112	26,434,698
		62,763,319
Reinsurance - 1.1%
Everest Re Group Ltd.	76,780	12,579,635
TOTAL INSURANCE		153,393,950
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
eBay, Inc. (a)	263,600	14,629,800
IT SERVICES - 4.9%
Data Processing & Outsourced Services - 4.9%
EVERTEC, Inc.	409,970	9,441,609
Fiserv, Inc. (a)	251,110	16,189,062
FleetCor Technologies, Inc. (a)	57,695	8,290,195
The Western Union Co.	556,040	9,714,019
Visa, Inc. Class A	64,800	13,771,296
		57,406,181
Common Stocks - continued
	Shares	Value
MEDIA - 1.0%
Advertising - 1.0%
CBS Outdoor Americas, Inc.	326,500	$ 11,221,805
REAL ESTATE INVESTMENT TRUSTS - 10.5%
Mortgage REITs - 3.0%
Blackstone Mortgage Trust, Inc.	301,400	8,755,670
NorthStar Realty Finance Corp.	252,200	4,668,222
Redwood Trust, Inc. (d)	411,486	7,970,484
Starwood Property Trust, Inc.	552,400	13,174,740
		34,569,116
Residential REITs - 2.2%
Essex Property Trust, Inc.	75,300	14,566,785
Starwood Waypoint Residential (a)	399,620	11,061,482
		25,628,267
Retail REITs - 1.5%
Simon Property Group, Inc.	39,779	6,763,623
Washington Prime Group, Inc. (a)	530,589	10,357,097
		17,120,720
Specialized REITs - 3.8%
American Tower Corp.	451,972	44,564,439
TOTAL REAL ESTATE INVESTMENT TRUSTS		121,882,542
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.9%
Real Estate Operating Companies - 0.5%
Global Logistic Properties Ltd.	2,421,000	5,524,078
Real Estate Services - 3.4%
Altisource Portfolio Solutions SA (a)	21,560	2,154,491
CBRE Group, Inc. (a)	799,231	25,399,561
Realogy Holdings Corp. (a)	298,800	12,182,076
		39,736,128
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		45,260,206

	Shares	Value
THRIFTS & MORTGAGE FINANCE - 1.2%
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp. (a)	234,700	$ 1,978,521
Ocwen Financial Corp. (a)	385,780	10,778,693
Radian Group, Inc.	99,900	1,454,544
		14,211,758
TOTAL COMMON STOCKS (Cost $981,596,231)		1,122,215,430
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.11% (b)	37,791,319	37,791,319
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	17,476,455	17,476,455
TOTAL MONEY MARKET FUNDS (Cost $55,267,774)		55,267,774
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,036,864,005)		1,177,483,204
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(14,225,560)
NET ASSETS - 100%		$ 1,163,257,644
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,569
Fidelity Securities Lending Cash Central Fund	235,370
Total	$ 252,939
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,122,215,430	$ 1,114,346,708	$ 7,868,722	$ -
Money Market Funds	55,267,774	55,267,774	-	-
Total Investments in Securities:	$ 1,177,483,204	$ 1,169,614,482	$ 7,868,722	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,200,731) - See accompanying schedule: Unaffiliated issuers (cost $981,596,231)	$ 1,122,215,430
Fidelity Central Funds (cost $55,267,774)	55,267,774
Total Investments (cost $1,036,864,005)		$ 1,177,483,204
Receivable for investments sold		135,248
Receivable for fund shares sold		2,982,775
Dividends receivable		1,439,403
Distributions receivable from Fidelity Central Funds		5,752
Other receivables		7,958
Total assets		1,182,054,340

Liabilities
Payable for investments purchased	$ 171,163
Payable for fund shares redeemed	357,408
Accrued management fee	520,057
Other affiliated payables	243,146
Other payables and accrued expenses	28,467
Collateral on securities loaned, at value	17,476,455
Total liabilities		18,796,696

Net Assets		$ 1,163,257,644
Net Assets consist of:
Paid in capital		$ 1,002,190,220
Undistributed net investment income		5,436,038
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,012,164
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		140,619,222
Net Assets, for 13,440,211 shares outstanding		$ 1,163,257,644
Net Asset Value, offering price and redemption price per share ($1,163,257,644 ÷ 13,440,211 shares)		$ 86.55

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 9,524,496
Income from Fidelity Central Funds		252,939
Total income		9,777,435

Expenses
Management fee	$ 2,946,036
Transfer agent fees	1,138,346
Accounting and security lending fees	177,552
Custodian fees and expenses	15,815
Independent trustees' compensation	11,193
Registration fees	22,464
Audit	18,401
Legal	884
Miscellaneous	5,705
Total expenses before reductions	4,336,396
Expense reductions	(9,051)	4,327,345
Net investment income (loss)		5,450,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,123,959
Redemption in-kind with affiliated entities	13,438,259
Foreign currency transactions	12,711
Total net realized gain (loss)		20,574,929
Change in net unrealized appreciation (depreciation) on: Investment securities	50,797,562
Assets and liabilities in foreign currencies	(1,204)
Total change in net unrealized appreciation (depreciation)		50,796,358
Net gain (loss)		71,371,287
Net increase (decrease) in net assets resulting from operations		$ 76,821,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,450,090	$ 9,858,463
Net realized gain (loss)	20,574,929	90,918,076
Change in net unrealized appreciation (depreciation)	50,796,358	44,695,581
Net increase (decrease) in net assets resulting from operations	76,821,377	145,472,120
Distributions to shareholders from net investment income	(1,151,905)	(6,729,366)
Share transactions Proceeds from sales of shares	898,566,410	225,300,994
Reinvestment of distributions	1,129,579	6,569,326
Cost of shares redeemed	(591,634,311)	(207,165,684)
Net increase (decrease) in net assets resulting from share transactions	308,061,678	24,704,636
Redemption fees	2,205	17,661
Total increase (decrease) in net assets	383,733,355	163,465,051

Net Assets
Beginning of period	779,524,289	616,059,238
End of period (including undistributed net investment income of $5,436,038 and undistributed net investment income of $1,137,853, respectively)	$ 1,163,257,644	$ 779,524,289
Other Information Shares
Sold	10,935,372	2,986,460
Issued in reinvestment of distributions	14,360	83,052
Redeemed	(7,144,616)	(2,831,630)
Net increase (decrease)	3,805,116	237,882

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 80.90	$ 65.56	$ 57.57	$ 62.81	$ 59.32	$ 33.45
Income from Investment Operations
Net investment income (loss) D	.42	1.06	.99	.21	.17	.37
Net realized and unrealized gain (loss)	5.33	15.03	7.75	(5.31)	3.49	26.14
Total from investment operations	5.75	16.09	8.74	(5.10)	3.66	26.51
Distributions from net investment income	(.10)	(.75)	(.75)	(.14)	(.18)	(.62)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.10)	(.75)	(.75)	(.14)	(.18)	(.65)
Redemption fees added to paid in capitalD	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 86.55	$ 80.90	$ 65.56	$ 57.57	$ 62.81	$ 59.32
Total ReturnB, C	7.12%	24.56%	15.26%	(8.07)%	6.21%	79.56%
Ratios to Average Net AssetsE, G
Expenses before reductions	.81%A	.83%	.87%	.90%	.92%	.96%
Expenses net of fee waivers, if any	.81%A	.83%	.87%	.90%	.92%	.96%
Expenses net of all reductions	.81%A	.81%	.78%	.84%	.88%	.92%
Net investment income (loss)	1.02%A	1.43%	1.66%	.39%	.28%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,163,258	$ 779,524	$ 616,059	$ 439,012	$ 512,227	$ 482,520
Portfolio turnover rateF	48%A, J	197%	271%	384%	242%	301%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	10.8	10.3
MetLife, Inc.	9.1	9.4
ACE Ltd.	7.1	6.9
The Chubb Corp.	6.4	5.6
Prudential Financial, Inc.	5.7	4.3
Marsh & McLennan Companies, Inc.	5.6	6.1
AFLAC, Inc.	5.3	4.8
Allstate Corp.	4.9	5.2
The Travelers Companies, Inc.	4.7	7.2
Principal Financial Group, Inc.	3.6	2.4
	63.2
Top Industries (% of fund's net assets)
As of August 31, 2014
Insurance	97.5%
Diversified Financial Services	2.0%
Auto Components	0.0%
All Others*	0.5%

As of February 28, 2014
Insurance	97.3%
Diversified Financial Services	2.0%
Capital Markets	0.4%
All Others*	0.3%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Insurance Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AUTO COMPONENTS - 0.0%
Auto Parts & Equipment - 0.0%
Mobileye NV (a)	1,900	$ 82,118
DIVERSIFIED FINANCIAL SERVICES - 2.0%
Multi-Sector Holdings - 2.0%
Berkshire Hathaway, Inc. Class B (a)	56,500	7,754,625
INSURANCE - 97.5%
Insurance Brokers - 11.4%
Aon PLC	84,700	7,382,452
Arthur J. Gallagher & Co.	169,400	8,000,762
Brown & Brown, Inc.	136,800	4,462,416
Marsh & McLennan Companies, Inc.	412,700	21,914,370
Willis Group Holdings PLC	66,100	2,774,217
		44,534,217
Life & Health Insurance - 29.3%
AFLAC, Inc.	337,400	20,662,376
American Equity Investment Life Holding Co.	600	14,844
Citizens, Inc. Class A (a)	1,300	9,295
CNO Financial Group, Inc.	106,700	1,904,595
FBL Financial Group, Inc. Class A	300	14,049
Kansas City Life Insurance Co.	200	9,288
Lincoln National Corp.	11,300	621,952
MetLife, Inc.	646,975	35,415,412
Primerica, Inc.	59,500	2,994,635
Principal Financial Group, Inc.	262,300	14,240,267
Protective Life Corp.	13,200	916,080
Prudential Financial, Inc.	248,389	22,280,493
StanCorp Financial Group, Inc.	31,600	2,070,432
Torchmark Corp.	80,900	4,413,095
Unum Group	246,900	8,955,063
		114,521,876
Multi-Line Insurance - 16.3%
American International Group, Inc.	753,900	42,263,636
American International Group, Inc. warrants 1/19/21 (a)	11,969	307,723
Assurant, Inc.	62,800	4,191,900
Hartford Financial Services Group, Inc.	266,700	9,881,235
Loews Corp.	90,700	3,967,218
Zurich Insurance Group AG	11,122	3,355,802
		63,967,514
Property & Casualty Insurance - 35.0%
ACE Ltd.	263,349	28,001,899
Allied World Assurance Co.	169,400	6,266,106

	Shares	Value
Allstate Corp.	311,700	$ 19,166,433
Amtrust Financial Services, Inc. (d)	31,600	1,391,348
Arch Capital Group Ltd. (a)	10,300	572,474
Argo Group International Holdings, Ltd.	18,100	952,784
Assured Guaranty Ltd.	110,200	2,661,330
Axis Capital Holdings Ltd.	17,000	819,740
Baldwin & Lyons, Inc. Class B	400	10,348
Beazley PLC	280,296	1,172,640
Catlin Group Ltd.	32,800	279,888
Donegal Group, Inc. Class A	100	1,575
EMC Insurance Group	300	9,192
Employers Holdings, Inc.	800	17,128
esure Group PLC	404,700	1,780,436
First American Financial Corp.	67,600	1,916,460
FNF Group	63,900	1,809,009
FNFV Group (a)	21,299	319,059
Global Indemnity PLC (a)	300	8,112
Hanover Insurance Group, Inc.	48,100	3,051,945
Hilltop Holdings, Inc. (a)	500	10,585
Hiscox Ltd.	205,528	2,214,435
Infinity Property & Casualty Corp.	140	9,573
Markel Corp. (a)	7,600	5,014,480
MBIA, Inc. (a)	900	9,387
Meadowbrook Insurance Group, Inc.	700	4,333
Mercury General Corp.	200	10,246
OneBeacon Insurance Group Ltd.	200	3,206
ProAssurance Corp.	104,500	4,827,900
Progressive Corp.	135,400	3,387,708
Selective Insurance Group, Inc.	128,800	3,087,336
The Chubb Corp.	273,158	25,116,878
The Travelers Companies, Inc.	194,100	18,383,211
Tower Group International Ltd.	3,700	7,437
United Fire Group, Inc.	600	17,592
W.R. Berkley Corp.	32,600	1,576,210
XL Group PLC Class A	96,800	3,308,624
		137,197,047
Reinsurance - 5.5%
Alleghany Corp. (a)	25	10,778
Everest Re Group Ltd.	9,000	1,474,560
Maiden Holdings Ltd.	700	8,512
Muenchener Rueckversicherungs AG	17,600	3,528,954
PartnerRe Ltd.	27,300	3,049,137
Reinsurance Group of America, Inc.	80,733	6,699,224
RenaissanceRe Holdings Ltd.	6,378	653,043
Validus Holdings Ltd.	152,000	5,944,720
		21,368,928
TOTAL INSURANCE		381,589,582
TOTAL COMMON STOCKS (Cost $296,895,304)		389,426,325
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	2,327,733	$ 2,327,733
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	832,500	832,500
TOTAL MONEY MARKET FUNDS (Cost $3,160,233)		3,160,233
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $300,055,537)		392,586,558
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,186,544)
NET ASSETS - 100%		$ 391,400,014
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 788
Fidelity Securities Lending Cash Central Fund	16,528
Total	$ 17,316
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.7%
Switzerland	9.5%
Bermuda	4.8%
United Kingdom	2.3%
Ireland	1.5%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $814,555) - See accompanying schedule: Unaffiliated issuers (cost $296,895,304)	$ 389,426,325
Fidelity Central Funds (cost $3,160,233)	3,160,233
Total Investments (cost $300,055,537)		$ 392,586,558
Cash		14,434
Receivable for fund shares sold		365,638
Dividends receivable		725,460
Distributions receivable from Fidelity Central Funds		1,515
Other receivables		432
Total assets		393,694,037

Liabilities
Payable for fund shares redeemed	$ 1,188,017
Accrued management fee	175,353
Other affiliated payables	76,447
Other payables and accrued expenses	21,706
Collateral on securities loaned, at value	832,500
Total liabilities		2,294,023

Net Assets		$ 391,400,014
Net Assets consist of:
Paid in capital		$ 279,678,957
Undistributed net investment income		3,108,645
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		16,081,901
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		92,530,511
Net Assets, for 5,779,885 shares outstanding		$ 391,400,014
Net Asset Value, offering price and redemption price per share ($391,400,014 ÷ 5,779,885 shares)		$ 67.72

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,741,849
Interest		8
Income from Fidelity Central Funds		17,316
Total income		4,759,173

Expenses
Management fee	$ 1,112,879
Transfer agent fees	382,867
Accounting and security lending fees	78,839
Custodian fees and expenses	10,436
Independent trustees' compensation	4,614
Registration fees	27,058
Audit	17,262
Legal	754
Interest	688
Miscellaneous	14,647
Total expenses		1,650,044
Net investment income (loss)		3,109,129
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,624,844
Foreign currency transactions	11,173
Total net realized gain (loss)		17,636,017
Change in net unrealized appreciation (depreciation) on: Investment securities	12,898,388
Assets and liabilities in foreign currencies	(1,936)
Total change in net unrealized appreciation (depreciation)		12,896,452
Net gain (loss)		30,532,469
Net increase (decrease) in net assets resulting from operations		$ 33,641,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,109,129	$ 5,716,251
Net realized gain (loss)	17,636,017	61,583,125
Change in net unrealized appreciation (depreciation)	12,896,452	35,523,060
Net increase (decrease) in net assets resulting from operations	33,641,598	102,822,436
Distributions to shareholders from net investment income	(1,110,893)	(5,025,333)
Distributions to shareholders from net realized gain	(21,360,536)	(38,049,834)
Total distributions	(22,471,429)	(43,075,167)
Share transactions Proceeds from sales of shares	41,719,760	369,681,359
Reinvestment of distributions	21,879,713	42,144,995
Cost of shares redeemed	(113,853,876)	(348,195,310)
Net increase (decrease) in net assets resulting from share transactions	(50,254,403)	63,631,044
Redemption fees	2,489	32,542
Total increase (decrease) in net assets	(39,081,745)	123,410,855

Net Assets
Beginning of period	430,481,759	307,070,904
End of period (including undistributed net investment income of $3,108,645 and undistributed net investment income of $1,110,409, respectively)	$ 391,400,014	$ 430,481,759
Other Information Shares
Sold	634,339	5,802,380
Issued in reinvestment of distributions	355,305	641,929
Redeemed	(1,724,004)	(5,335,482)
Net increase (decrease)	(734,360)	1,108,827

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 66.08	$ 56.81	$ 47.56	$ 50.04	$ 41.55	$ 23.95
Income from Investment Operations
Net investment income (loss) D	.51	.75	.68	.43	.47	.34
Net realized and unrealized gain (loss)	4.85	13.75	10.06	(2.52)	8.36	17.60
Total from investment operations	5.36	14.50	10.74	(2.09)	8.83	17.94
Distributions from net investment income	(.18)	(.61)	(.52)	(.39)	(.34)	(.34)
Distributions from net realized gain	(3.54)	(4.62)	(.97)	-	-	-
Total distributions	(3.72)	(5.23)	(1.49)	(.39)	(.34)	(.34)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 67.72	$ 66.08	$ 56.81	$ 47.56	$ 50.04	$ 41.55
Total ReturnB, C	8.68%	25.82%	22.91%	(4.13)%	21.31%	74.97%
Ratios to Average Net AssetsE, G
Expenses before reductions	.82%A	.83%	.87%	.89%	.93%	.99%
Expenses net of fee waivers, if any	.82%A	.83%	.87%	.89%	.93%	.99%
Expenses net of all reductions	.82%A	.82%	.85%	.88%	.91%	.97%
Net investment income (loss)	1.54%A	1.17%	1.35%	.94%	1.05%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 391,400	$ 430,482	$ 307,071	$ 270,776	$ 248,055	$ 150,176
Portfolio turnover rateF	33%A	126%	157%	153%	193%	215%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio, Financial Services Portfolio, and Insurance Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Financial Services and Banking. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Brokerage and Investment Management Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnership, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Banking Portfolio	$ 516,071,798	$ 98,635,942	$ (6,321,057)	$ 92,314,885
Brokerage and Investment Management Portfolio	515,158,992	111,774,658	(3,508,673)	108,265,985
Consumer Finance Portfolio	119,098,802	38,235,069	(1,337,067)	36,898,002
Financial Services Portfolio	1,042,069,334	143,557,877	(8,144,007)	135,413,870
Insurance Portfolio	301,450,603	91,948,291	(812,336)	91,135,955

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2018	2019	Total capital loss carryforward
Consumer Finance Portfolio	$ -	$ (21,674,500)	$ (1,011,664)	$ (22,686,164)
Financial Services Portfolio	(376,786)	(672,925)	-	(1,049,711)

Due to large subscriptions in a prior period, $22,686,164 of capital losses that will be available to offset future capital gains of Consumer Finance Portfolio will be limited to approximately $5,418,625 per year.

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to August 31, 2014. Loss deferrals were as follows:

Capital losses
Consumer Finance Portfolio	$ 1,889,445

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transaction, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	262,489,389	478,756,754
Brokerage and Investment Management Portfolio	99,561,182	331,223,196
Consumer Finance Portfolio	45,588,598	152,546,994
Financial Services Portfolio	617,429,928	247,621,330
Insurance Portfolio	65,753,238	135,914,956

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.25%	.55%
Brokerage and Investment Management Portfolio	.30%	.25%	.55%
Consumer Finance Portfolio	.30%	.25%	.55%
Financial Services Portfolio	.30%	.25%	.55%
Insurance Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.20%
Brokerage and Investment Management Portfolio	.19%
Consumer Finance Portfolio	.24%
Financial Services Portfolio	.21%
Insurance Portfolio	.19%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$ 9,466
Brokerage and Investment Management Portfolio	5,334
Consumer Finance Portfolio	3,011
Financial Services Portfolio	5,334
Insurance Portfolio	1,574

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Banking Portfolio	Borrower	$ 18,075,632.31%		$ 3,004
Brokerage and Investment Management Portfolio	Borrower	$ 8,391,286.32%		$ 520
Consumer Finance Portfolio	Borrower	$ 2,370,143.31%		$ 143
Insurance Portfolio	Borrower	$ 4,355,889.32%		$ 688

Redemptions In-Kind. During the period, 955,387 shares of Financial Services Portfolio held by an affiliated entity were redeemed in kind for investments with a value of $78,905,413. The net realized gain of $13,438,259 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Financial Services Portfolio recognized no gain or loss for federal income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Banking Portfolio	$ 684
Brokerage and Investment Management Portfolio	684
Consumer Finance Portfolio	196
Financial Services Portfolio	762
Insurance Portfolio	395

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Banking Portfolio	$ 55,216
Brokerage and Investment Management Portfolio	3,757
Consumer Finance Portfolio	112,419
Financial Services Portfolio	235,370
Insurance Portfolio	16,528

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Banking Portfolio	$ 14,927,444.59%		$ 2,198

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Banking Portfolio	$ 16,134	$ 45
Brokerage and Investment Management Portfolio	9,198	48
Financial Services Portfolio	9,051	-

Semiannual Report

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	VIP FundsManager 50%	VIP FundsManager 60%	Strategic Advisers Core Fund
Banking Portfolio	-	24%	-
Brokerage and Investment Management Portfolio	10%	-	-
Financial Services Portfolio	-	19%	38%
Insurance Portfolio	-	16%	-

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

% of shares held
Banking Portfolio	39%
Brokerage and Investment Management Portfolio	23%
Financial Services Portfolio	68%
Insurance Portfolio	29%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELFIN-USAN-1014
1.813665.109

Fidelity®

Select Portfolios®

Consumer Discretionary Sector

Automotive Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Multimedia Portfolio

Retailing Portfolio

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Automotive Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Construction and Housing Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Consumer Discretionary Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Leisure Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Multimedia Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Retailing Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Automotive Portfolio	.86%
Actual		$ 1,000.00	$ 1,038.20	$ 4.42
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Construction and Housing Portfolio	.83%
Actual		$ 1,000.00	$ 1,039.10	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Consumer Discretionary Portfolio	.82%
Actual		$ 1,000.00	$ 1,018.30	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Leisure Portfolio	.81%
Actual		$ 1,000.00	$ 1,002.40	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Multimedia Portfolio	.81%
Actual		$ 1,000.00	$ 1,026.70	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Retailing Portfolio	.81%
Actual		$ 1,000.00	$ 1,008.30	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Automotive Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. sponsored ADR	13.6	11.2
General Motors Co.	8.5	6.3
Honda Motor Co. Ltd. sponsored ADR	7.7	10.6
Ford Motor Co.	6.9	6.4
Delphi Automotive PLC	5.7	6.6
Magna International, Inc. Class A (sub. vtg.)	4.9	2.4
Visteon Corp.	4.8	4.9
BorgWarner, Inc.	4.5	4.8
Harley-Davidson, Inc.	4.3	4.6
Tesla Motors, Inc.	3.9	6.2
	64.8
Top Industries (% of fund's net assets)
As of August 31, 2014
Automobiles	53.9%
Auto Components	33.9%
Commercial Services & Supplies	3.0%
Distributors	3.0%
Electronic Equipment & Components	1.1%
All Others*	5.1%

As of February 28, 2014
Automobiles	52.6%
Auto Components	39.6%
Leisure Equipment & Products	2.0%
Distributors	1.9%
Commercial Services & Supplies	1.0%
All Others*	2.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Automotive Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
AUTO COMPONENTS - 33.9%
Auto Parts & Equipment - 32.7%
BorgWarner, Inc.	120,400	$ 7,487,676
Delphi Automotive PLC	138,478	9,635,299
Gentex Corp.	35,000	1,034,250
Johnson Controls, Inc.	135,170	6,597,648
Linamar Corp.	33,800	1,950,968
Magna International, Inc. Class A (sub. vtg.) (d)	72,484	8,218,364
Martinrea International, Inc.	87,700	1,152,610
Stoneridge, Inc. (a)	179,100	2,231,586
Tenneco, Inc. (a)	79,146	5,071,676
TRW Automotive Holdings Corp. (a)	36,700	3,533,843
Visteon Corp. (a)	80,100	8,105,319
		55,019,239
Tires & Rubber - 1.2%
Cooper Tire & Rubber Co.	52,600	1,621,658
The Goodyear Tire & Rubber Co.	13,826	359,061
		1,980,719
TOTAL AUTO COMPONENTS		56,999,958
AUTOMOBILES - 51.9%
Automobile Manufacturers - 47.6%
Ford Motor Co.	669,661	11,658,798
General Motors Co.	409,144	14,238,211
Honda Motor Co. Ltd. sponsored ADR (d)	382,305	13,017,485
Hyundai Motor Co.	22,501	5,169,838
Renault SA	42,100	3,295,804
Tata Motors Ltd. sponsored ADR (d)	66,662	3,212,442
Tesla Motors, Inc. (a)(d)	24,700	6,661,590
Toyota Motor Corp. sponsored ADR (d)	200,297	22,897,954
		80,152,122
Motorcycle Manufacturers - 4.3%
Harley-Davidson, Inc.	113,500	7,214,060
TOTAL AUTOMOBILES		87,366,182
COMMERCIAL SERVICES & SUPPLIES - 3.0%
Diversified Support Services - 3.0%
KAR Auction Services, Inc.	168,000	5,066,880
DISTRIBUTORS - 3.0%
Distributors - 3.0%
LKQ Corp. (a)	179,800	5,106,320
ELECTRONIC EQUIPMENT & COMPONENTS - 1.1%
Electronic Equipment & Instruments - 1.1%
Research Frontiers, Inc. (a)(d)	347,895	1,770,786

	Shares	Value
HOUSEHOLD DURABLES - 1.0%
Consumer Electronics - 1.0%
Harman International Industries, Inc.	14,600	$ 1,680,168
LEISURE PRODUCTS - 1.0%
Leisure Products - 1.0%
Brunswick Corp.	39,300	1,689,900
MACHINERY - 0.4%
Construction Machinery & Heavy Trucks - 0.4%
Allison Transmission Holdings, Inc.	23,719	727,699
TOTAL COMMON STOCKS (Cost $104,927,236)		160,407,893
Nonconvertible Preferred Stocks - 2.0%

AUTOMOBILES - 2.0%
Automobile Manufacturers - 2.0%
Volkswagen AG (Cost $3,092,236)	14,700	3,299,979
Money Market Funds - 15.9%

Fidelity Cash Central Fund, 0.11% (b)	604,311	604,311
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	26,249,278	26,249,278
TOTAL MONEY MARKET FUNDS (Cost $26,853,589)		26,853,589
TOTAL INVESTMENT PORTFOLIO - 113.2% (Cost $134,873,061)		190,561,461
NET OTHER ASSETS (LIABILITIES) - (13.2)%		(22,256,177)
NET ASSETS - 100%		$ 168,305,284
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 961
Fidelity Securities Lending Cash Central Fund	52,306
Total	$ 53,267
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	57.2%
Japan	21.3%
Canada	6.8%
Bailiwick of Jersey	5.7%
Korea (South)	3.1%
Germany	2.0%
France	2.0%
India	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,781,784) - See accompanying schedule: Unaffiliated issuers (cost $108,019,472)	$ 163,707,872
Fidelity Central Funds (cost $26,853,589)	26,853,589
Total Investments (cost $134,873,061)		$ 190,561,461
Receivable for investments sold		7,566,658
Receivable for fund shares sold		67,664
Dividends receivable		258,288
Distributions receivable from Fidelity Central Funds		7,222
Other receivables		3,223
Total assets		198,464,516

Liabilities
Payable to custodian bank	$ 341,942
Payable for investments purchased	2,730,401
Payable for fund shares redeemed	703,281
Accrued management fee	77,649
Other affiliated payables	35,143
Other payables and accrued expenses	21,538
Collateral on securities loaned, at value	26,249,278
Total liabilities		30,159,232

Net Assets		$ 168,305,284
Net Assets consist of:
Paid in capital		$ 90,769,595
Undistributed net investment income		806,289
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,042,667
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,686,733
Net Assets, for 3,133,676 shares outstanding		$ 168,305,284
Net Asset Value, offering price and redemption price per share ($168,305,284 ÷ 3,133,676 shares)		$ 53.71

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 1,675,614
Income from Fidelity Central Funds (including $52,306 from security lending)		53,267
Income before foreign taxes withheld		1,728,881
Less foreign taxes withheld		(156,466)
Total income		1,572,415

Expenses
Management fee	$ 489,209
Transfer agent fees	175,571
Accounting and security lending fees	37,526
Custodian fees and expenses	11,794
Independent trustees' compensation	2,077
Registration fees	25,745
Audit	16,954
Legal	513
Miscellaneous	6,474
Total expenses		765,863
Net investment income (loss)		806,552
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,719,198
Foreign currency transactions	1,911
Total net realized gain (loss)		21,721,109
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,110,362)
Assets and liabilities in foreign currencies	(896)
Total change in net unrealized appreciation (depreciation)		(17,111,258)
Net gain (loss)		4,609,851
Net increase (decrease) in net assets resulting from operations		$ 5,416,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 806,552	$ 1,082,432
Net realized gain (loss)	21,721,109	31,510,175
Change in net unrealized appreciation (depreciation)	(17,111,258)	39,575,412
Net increase (decrease) in net assets resulting from operations	5,416,403	72,168,019
Distributions to shareholders from net investment income	(140,643)	(885,596)
Distributions to shareholders from net realized gain	(16,170,613)	(4,386,096)
Total distributions	(16,311,256)	(5,271,692)
Share transactions Proceeds from sales of shares	32,301,181	346,807,270
Reinvestment of distributions	15,643,821	4,915,856
Cost of shares redeemed	(82,974,996)	(347,373,661)
Net increase (decrease) in net assets resulting from share transactions	(35,029,994)	4,349,465
Redemption fees	2,754	22,954
Total increase (decrease) in net assets	(45,922,093)	71,268,746
Net Assets
Beginning of period	214,227,377	142,958,631
End of period (including undistributed net investment income of $806,289 and undistributed net investment income of $140,380, respectively)	$ 168,305,284	$ 214,227,377
Other Information Shares
Sold	599,386	6,778,630
Issued in reinvestment of distributions	316,229	89,039
Redeemed	(1,543,655)	(6,622,397)
Net increase (decrease)	(628,040)	245,272

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.95	$ 40.65	$ 38.05	$ 46.87	$ 31.63	$ 10.07
Income from Investment Operations
Net investment income (loss) D	.24	.22	.24	.03	(.08)	(.06)
Net realized and unrealized gain (loss)	1.51	16.96	2.65	(6.45)	15.94	21.67
Total from investment operations	1.75	17.18	2.89	(6.42)	15.86	21.61
Distributions from net investment income	(.04)	(.15)	(.26)	(.02)	-	(.07)
Distributions from net realized gain	(4.94)	(.73)	(.02)	(2.41)	(.63)	-
Total distributions	(4.99) L	(.88)	(.29) K	(2.42) J	(.63)	(.07)
Redemption fees added to paid in capital D	- I	- I	- I	.02	.01	.02
Net asset value, end of period	$ 53.71	$ 56.95	$ 40.65	$ 38.05	$ 46.87	$ 31.63
Total ReturnB, C	3.82%	42.33%	7.64%	(13.06)%	50.90%	215.39%
Ratios to Average Net AssetsE,G
Expenses before reductions	.86%A	.84%	.91%	.90%	.91%	.99%
Expenses net of fee waivers, if any	.86%A	.84%	.91%	.90%	.91%	.99%
Expenses net of all reductions	.86%A	.83%	.89%	.90%	.91%	.97%
Net investment income (loss)	.91%A	.43%	.66%	.08%	(.19)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,305	$ 214,227	$ 142,959	$ 170,016	$ 373,632	$ 146,023
Portfolio turnover rateF	65%A	148%	72%	49%	91%	156%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $2.42 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $2.408 per share. K Total distributions of $.29 per share is comprised of distributions from net investment income of $.261 and distributions from net realized gain of $.024 per share. L Total distributions of $4.99 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $4.944 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	24.9	23.9
Lowe's Companies, Inc.	8.5	10.0
Essex Property Trust, Inc.	4.2	3.3
UDR, Inc.	3.8	2.7
Lennar Corp. Class A	3.7	3.8
Mid-America Apartment Communities, Inc.	3.3	3.2
Jacobs Engineering Group, Inc.	3.3	3.6
Quanta Services, Inc.	3.1	3.2
Eagle Materials, Inc.	3.1	2.7
Vulcan Materials Co.	3.0	3.7
	60.9
Top Industries (% of fund's net assets)
As of August 31, 2014
Specialty Retail	34.8%
Household Durables	16.5%
Construction & Engineering	14.6%
Real Estate Investment Trusts	13.8%
Building Products	7.9%
All Others*	12.4%

As of February 28, 2014
Specialty Retail	34.6%
Real Estate Investment Trusts	15.7%
Construction & Engineering	15.7%
Household Durables	13.2%
Building Products	8.9%
All Others*	11.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Construction and Housing Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
BUILDING PRODUCTS - 7.9%
Building Products - 7.9%
A.O. Smith Corp.	147,300	$ 7,229,484
Fortune Brands Home & Security, Inc.	202,300	8,741,383
Masco Corp.	421,900	9,901,993
		25,872,860
CONSTRUCTION & ENGINEERING - 14.6%
Construction & Engineering - 14.6%
AECOM Technology Corp. (a)(d)	238,600	9,028,624
Chicago Bridge & Iron Co. NV	76,300	4,838,946
EMCOR Group, Inc.	70,999	3,067,157
Jacobs Engineering Group, Inc. (a)	199,950	10,779,305
MasTec, Inc. (a)	64,900	1,979,450
Quanta Services, Inc. (a)	284,000	10,320,560
Tutor Perini Corp. (a)	121,961	3,644,195
URS Corp.	73,900	4,476,862
		48,135,099
CONSTRUCTION MATERIALS - 6.1%
Construction Materials - 6.1%
Eagle Materials, Inc.	99,800	10,170,618
Vulcan Materials Co.	157,565	9,986,470
		20,157,088
ELECTRICAL EQUIPMENT - 0.7%
Heavy Electrical Equipment - 0.7%
Babcock & Wilcox Co.	79,500	2,309,475
HOUSEHOLD DURABLES - 15.2%
Homebuilding - 14.6%
D.R. Horton, Inc.	246,500	5,344,120
KB Home (d)	518,700	9,206,925
Lennar Corp. Class A (d)	309,028	12,107,717
PulteGroup, Inc.	436,300	8,385,686
Ryland Group, Inc.	174,270	6,465,417
Taylor Morrison Home Corp. (a)	195,065	3,870,090
Taylor Wimpey PLC	1,164,100	2,214,737
William Lyon Homes, Inc. (a)	15,200	388,056
		47,982,748
Household Appliances - 0.6%
Whirlpool Corp.	13,900	2,126,978
TOTAL HOUSEHOLD DURABLES		50,109,726
PAPER & FOREST PRODUCTS - 1.4%
Forest Products - 1.4%
Boise Cascade Co. (a)	153,400	4,611,204
REAL ESTATE INVESTMENT TRUSTS - 13.8%
Residential REITs - 13.8%
American Homes 4 Rent Class A	239,399	4,280,454
AvalonBay Communities, Inc.	25,559	3,938,642
Essex Property Trust, Inc.	72,188	13,964,769

	Shares	Value
Mid-America Apartment Communities, Inc.	152,065	$ 10,997,341
UDR, Inc.	416,100	12,449,712
		45,630,918
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
Diversified Real Estate Activities - 0.4%
Countrywide PLC	162,600	1,390,193
Real Estate Operating Companies - 2.3%
Forest City Enterprises, Inc. Class A (a)	357,400	7,433,920
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		8,824,113
SPECIALTY RETAIL - 34.8%
Home Improvement Retail - 34.8%
Home Depot, Inc.	879,261	82,210,902
Lowe's Companies, Inc.	533,834	28,031,623
Lumber Liquidators Holdings, Inc. (a)(d)	80,100	4,583,322
		114,825,847
TOTAL COMMON STOCKS (Cost $218,970,677)		320,476,330
Convertible Preferred Stocks - 1.3%

HOUSEHOLD DURABLES - 1.3%
Homebuilding - 1.3%
Blu Homes, Inc. Series A, 5.00% (a)(e) (Cost $4,000,001)	865,801	4,311,689
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.11% (b)	2,985,632	2,985,632
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	14,615,075	14,615,075
TOTAL MONEY MARKET FUNDS (Cost $17,600,707)		17,600,707
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $240,571,385)		342,388,726
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(12,794,601)
NET ASSETS - 100%		$ 329,594,125
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,311,689 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 4,000,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 434
Fidelity Securities Lending Cash Central Fund	12,005
Total	$ 12,439
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 320,476,330	$ 320,476,330	$ -	$ -
Convertible Preferred Stocks	4,311,689	-	-	4,311,689
Money Market Funds	17,600,707	17,600,707	-	-
Total Investments in Securities:	$ 342,388,726	$ 338,077,037	$ -	$ 4,311,689
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$ 4,000,001
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	311,688
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,311,689
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2014	$ 311,688

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,352,422) - See accompanying schedule: Unaffiliated issuers (cost $222,970,678)	$ 324,788,019
Fidelity Central Funds (cost $17,600,707)	17,600,707
Total Investments (cost $240,571,385)		$ 342,388,726
Receivable for investments sold		4,476,823
Receivable for fund shares sold		1,130,960
Dividends receivable		89,822
Distributions receivable from Fidelity Central Funds		2,100
Other receivables		1,555
Total assets		348,089,986

Liabilities
Payable for investments purchased	$ 3,328,987
Payable for fund shares redeemed	321,705
Accrued management fee	143,207
Other affiliated payables	65,561
Other payables and accrued expenses	21,326
Collateral on securities loaned, at value	14,615,075
Total liabilities		18,495,861

Net Assets		$ 329,594,125
Net Assets consist of:
Paid in capital		$ 206,377,641
Undistributed net investment income		995,936
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,403,384
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		101,817,164
Net Assets, for 5,781,817 shares outstanding		$ 329,594,125
Net Asset Value, offering price and redemption price per share ($329,594,125 ÷ 5,781,817 shares)		$ 57.01

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 2,389,155
Income from Fidelity Central Funds (including $12,005 from security lending)		12,439
Total income		2,401,594

Expenses
Management fee	$ 929,045
Transfer agent fees	352,326
Accounting and security lending fees	67,375
Custodian fees and expenses	6,039
Independent trustees' compensation	3,859
Registration fees	21,503
Audit	16,827
Miscellaneous	5,944
Total expenses		1,402,918
Net investment income (loss)		998,676
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,847,074
Foreign currency transactions	1,025
Total net realized gain (loss)		21,848,099
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,812,991)
Assets and liabilities in foreign currencies	(389)
Total change in net unrealized appreciation (depreciation)		(12,813,380)
Net gain (loss)		9,034,719
Net increase (decrease) in net assets resulting from operations		$ 10,033,395

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 998,676	$ 2,755,943
Net realized gain (loss)	21,848,099	67,757,331
Change in net unrealized appreciation (depreciation)	(12,813,380)	21,803,540
Net increase (decrease) in net assets resulting from operations	10,033,395	92,316,814
Distributions to shareholders from net investment income	(296,739)	(2,143,451)
Distributions to shareholders from net realized gain	(15,643,303)	(30,955,679)
Total distributions	(15,940,042)	(33,099,130)
Share transactions Proceeds from sales of shares	28,875,969	257,018,640
Reinvestment of distributions	15,382,481	31,832,059
Cost of shares redeemed	(85,511,666)	(752,370,411)
Net increase (decrease) in net assets resulting from share transactions	(41,253,216)	(463,519,712)
Redemption fees	3,749	45,240
Total increase (decrease) in net assets	(47,156,114)	(404,256,788)

Net Assets
Beginning of period	376,750,239	781,007,027
End of period (including undistributed net investment income of $995,936 and undistributed net investment income of $293,999, respectively)	$ 329,594,125	$ 376,750,239
Other Information Shares
Sold	522,136	4,703,955
Issued in reinvestment of distributions	296,844	601,082
Redeemed	(1,591,745)	(13,768,181)
Net increase (decrease)	(772,765)	(8,463,144)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.48	$ 52.01	$ 40.01	$ 37.43	$ 29.89	$ 18.01
Income from Investment Operations
Net investment income (loss) D	.16	.26	.19	.21	.18	.22
Net realized and unrealized gain (loss)	1.84	9.65	12.47	2.62	7.63	11.91
Total from investment operations	2.00	9.91	12.66	2.83	7.81	12.13
Distributions from net investment income	(.05)	(.30)	(.14)	(.25)	(.28)	(.25)
Distributions from net realized gain	(2.43)	(4.14)	(.53)	-	-	-
Total distributions	(2.47) J	(4.44)	(.67)	(.25)	(.28)	(.25)
Redemption fees added to paid in capital D	- I	- I	.01	- I	.01	- I
Net asset value, end of period	$ 57.01	$ 57.48	$ 52.01	$ 40.01	$ 37.43	$ 29.89
Total ReturnB, C	3.91%	19.84%	31.79%	7.65%	26.24%	67.46%
Ratios to Average Net Assets E,G
Expenses before reductions	.83%A	.81%	.86%	.96%	.98%	1.01%
Expenses net of fee waivers, if any	.83%A	.81%	.86%	.96%	.98%	1.01%
Expenses net of all reductions	.83%A	.81%	.86%	.96%	.98%	1.01%
Net investment income (loss)	.59%A	.47%	.42%	.59%	.55%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 329,594	$ 376,750	$ 781,007	$ 171,514	$ 112,200	$ 99,562
Portfolio turnover rateF	44%A	53%	47%	81%	101%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $2.47 per share is comprised of distributions from net investment income of $0.046 and distributions from net realized gain of $2.425 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	7.2	6.4
Home Depot, Inc.	5.7	0.0
priceline.com, Inc.	4.3	2.6
TJX Companies, Inc.	4.0	2.8
Comcast Corp. Class A	4.0	0.0
Time Warner Cable, Inc.	3.2	0.0
NIKE, Inc. Class B	3.2	1.2
L Brands, Inc.	3.2	0.0
DIRECTV	3.1	3.5
Twenty-First Century Fox, Inc. Class A	3.0	4.3
	40.9
Top Industries (% of fund's net assets)
As of August 31, 2014
Media	32.0%
Specialty Retail	20.4%
Hotels, Restaurants & Leisure	14.2%
Textiles, Apparel & Luxury Goods	9.6%
Internet & Catalog Retail	7.6%
All Others*	16.2%

As of February 28, 2014
Media	25.2%
Specialty Retail	20.7%
Hotels, Restaurants & Leisure	16.8%
Textiles, Apparel & Luxury Goods	11.2%
Multiline Retail	10.0%
All Others*	16.1%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Consumer Discretionary Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
AUTO COMPONENTS - 4.5%
Auto Parts & Equipment - 4.5%
Delphi Automotive PLC	283,406	$ 19,719,389
Tenneco, Inc. (a)	217,200	13,918,176
		33,637,565
AUTOMOBILES - 1.4%
Automobile Manufacturers - 1.4%
Ford Motor Co.	136,486	2,376,221
General Motors Co.	38,200	1,329,360
Hyundai Motor Co.	16,158	3,712,468
Tata Motors Ltd.	390,615	3,398,347
		10,816,396
BEVERAGES - 0.7%
Soft Drinks - 0.7%
Monster Beverage Corp. (a)	60,800	5,375,328
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Diversified Support Services - 2.6%
KAR Auction Services, Inc.	650,811	19,628,460
FOOD PRODUCTS - 0.6%
Packaged Foods & Meats - 0.6%
Keurig Green Mountain, Inc.	33,600	4,479,552
HOTELS, RESTAURANTS & LEISURE - 14.2%
Casinos & Gaming - 2.4%
Las Vegas Sands Corp.	167,900	11,167,029
Wynn Resorts Ltd.	35,900	6,924,392
		18,091,421
Hotels, Resorts & Cruise Lines - 3.8%
Marriott International, Inc. Class A	144,250	10,010,950
Wyndham Worldwide Corp.	236,504	19,142,634
		29,153,584
Restaurants - 8.0%
Domino's Pizza, Inc.	13,000	980,850
Fiesta Restaurant Group, Inc. (a)	107,200	5,262,448
Jubilant Foodworks Ltd. (a)	172,727	3,699,275
McDonald's Corp.	32,023	3,001,196
Ruth's Hospitality Group, Inc.	397,800	4,435,470
Starbucks Corp.	283,300	22,043,573
Texas Roadhouse, Inc. Class A	309,285	8,223,888
Yum! Brands, Inc.	173,493	12,566,098
		60,212,798
TOTAL HOTELS, RESTAURANTS & LEISURE		107,457,803
HOUSEHOLD DURABLES - 2.5%
Homebuilding - 1.6%
KB Home	168,000	2,982,000
Lennar Corp. Class A	107,900	4,227,522
PulteGroup, Inc.	233,200	4,482,104
		11,691,626

	Shares	Value
Household Appliances - 0.9%
Whirlpool Corp.	46,118	$ 7,056,976
TOTAL HOUSEHOLD DURABLES		18,748,602
INTERNET & CATALOG RETAIL - 7.6%
Internet Retail - 7.6%
Amazon.com, Inc. (a)	38,500	13,053,040
HomeAway, Inc. (a)	63,900	2,121,480
Liberty Interactive Corp. Series A (a)	314,047	9,270,667
priceline.com, Inc. (a)	26,258	32,673,092
		57,118,279
LEISURE PRODUCTS - 1.2%
Leisure Products - 1.2%
Brunswick Corp.	212,900	9,154,700
MEDIA - 32.0%
Advertising - 0.0%
MDC Partners, Inc. Class A (sub. vtg.)	21,300	466,470
Broadcasting - 5.2%
CBS Corp. Class B	289,880	17,186,985
ITV PLC	5,714,800	20,037,442
Liberty Media Corp. Class C (a)	38,350	1,858,825
		39,083,252
Cable & Satellite - 13.8%
Cablevision Systems Corp. - NY Group Class A (d)	200,300	3,707,553
Comcast Corp. Class A	549,200	30,057,716
DIRECTV (a)	274,486	23,729,315
Liberty Global PLC:
Class A (a)	29,544	1,290,186
Class C	143,244	6,006,221
Naspers Ltd. Class N	117,600	14,945,192
Time Warner Cable, Inc.	165,800	24,526,794
		104,262,977
Movies & Entertainment - 13.0%
The Walt Disney Co.	607,347	54,588,348
Time Warner, Inc.	276,400	21,291,092
Twenty-First Century Fox, Inc. Class A	634,589	22,477,142
		98,356,582
TOTAL MEDIA		242,169,281
MULTILINE RETAIL - 0.9%
General Merchandise Stores - 0.9%
B&M European Value Retail S.A.	101,539	468,625
Dollar Tree, Inc. (a)	88,131	4,726,025
Don Quijote Holdings Co. Ltd.	27,600	1,461,637
		6,656,287
SPECIALTY RETAIL - 20.4%
Apparel Retail - 9.2%
Foot Locker, Inc.	269,896	15,143,865
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Apparel Retail - continued
L Brands, Inc.	374,100	$ 23,886,285
TJX Companies, Inc.	506,495	30,192,167
		69,222,317
Automotive Retail - 3.5%
AutoZone, Inc. (a)	24,500	13,201,580
O'Reilly Automotive, Inc. (a)	83,600	13,039,928
		26,241,508
Home Improvement Retail - 6.1%
Home Depot, Inc.	463,200	43,309,200
Lumber Liquidators Holdings, Inc. (a)	51,900	2,969,718
		46,278,918
Specialty Stores - 1.6%
PetSmart, Inc.	52,072	3,726,793
Tiffany & Co., Inc.	60,229	6,079,515
World Duty Free SpA (a)	191,884	2,201,060
		12,007,368
TOTAL SPECIALTY RETAIL		153,750,111
TEXTILES, APPAREL & LUXURY GOODS - 9.6%
Apparel, Accessories & Luxury Goods - 6.4%
Compagnie Financiere Richemont SA Series A	75,374	7,188,055
G-III Apparel Group Ltd. (a)	56,000	4,622,240
PVH Corp.	147,352	17,201,872
Ralph Lauren Corp.	82,130	13,896,396
VF Corp.	87,338	5,600,113
		48,508,676

	Shares	Value
Footwear - 3.2%
NIKE, Inc. Class B	309,275	$ 24,293,551
TOTAL TEXTILES, APPAREL & LUXURY GOODS		72,802,227
TOTAL COMMON STOCKS (Cost $666,157,590)		741,794,591
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.11% (b)	20,578,309	20,578,309
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,347,500	2,347,500
TOTAL MONEY MARKET FUNDS (Cost $22,925,809)		22,925,809
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $689,083,399)		764,720,400
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(8,914,321)
NET ASSETS - 100%		$ 755,806,079
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,167
Fidelity Securities Lending Cash Central Fund	75,374
Total	$ 83,541
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 741,794,591	$ 738,396,244	$ 3,398,347	$ -
Money Market Funds	22,925,809	22,925,809	-	-
Total Investments in Securities:	$ 764,720,400	$ 761,322,053	$ 3,398,347	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.7%
United Kingdom	3.8%
Bailiwick of Jersey	2.6%
South Africa	2.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,317,452) - See accompanying schedule: Unaffiliated issuers (cost $666,157,590)	$ 741,794,591
Fidelity Central Funds (cost $22,925,809)	22,925,809
Total Investments (cost $689,083,399)		$ 764,720,400
Receivable for investments sold		8,771,675
Receivable for fund shares sold		1,903,799
Dividends receivable		800,121
Distributions receivable from Fidelity Central Funds		2,345
Other receivables		1,351
Total assets		776,199,691

Liabilities
Payable for investments purchased	$ 17,381,500
Payable for fund shares redeemed	62,151
Accrued management fee	338,396
Other affiliated payables	164,756
Other payables and accrued expenses	99,309
Collateral on securities loaned, at value	2,347,500
Total liabilities		20,393,612

Net Assets		$ 755,806,079
Net Assets consist of:
Paid in capital		$ 632,918,784
Undistributed net investment income		961,654
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		46,362,492
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		75,563,149
Net Assets, for 23,444,545 shares outstanding		$ 755,806,079
Net Asset Value, offering price and redemption price per share ($755,806,079 ÷ 23,444,545 shares)		$ 32.24

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,167,322
Income from Fidelity Central Funds (including $75,374 from security lending)		83,541
Total income		4,250,863

Expenses
Management fee	$ 2,196,379
Transfer agent fees	863,268
Accounting and security lending fees	140,757
Custodian fees and expenses	15,393
Independent trustees' compensation	8,512
Registration fees	24,117
Audit	17,124
Legal	730
Miscellaneous	15,980
Total expenses		3,282,260
Net investment income (loss)		968,603
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,766,290
In-Kind redemptions with affiliated entities	21,216,555
Foreign currency transactions	(17,096)
Total net realized gain (loss)		49,965,749
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $70,529)	(35,403,429)
Assets and liabilities in foreign currencies	(3,323)
Total change in net unrealized appreciation (depreciation)		(35,406,752)
Net gain (loss)		14,558,997
Net increase (decrease) in net assets resulting from operations		$ 15,527,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 968,603	$ 736,367
Net realized gain (loss)	49,965,749	91,273,037
Change in net unrealized appreciation (depreciation)	(35,406,752)	44,699,651
Net increase (decrease) in net assets resulting from operations	15,527,600	136,709,055
Distributions to shareholders from net investment income	(217,256)	(578,657)
Distributions to shareholders from net realized gain	(37,657,507)	(47,823,082)
Total distributions	(37,874,763)	(48,401,739)
Share transactions Proceeds from sales of shares	696,406,693	207,782,224
Reinvestment of distributions	37,446,102	47,650,396
Cost of shares redeemed	(513,570,351)	(183,807,571)
Net increase (decrease) in net assets resulting from share transactions	220,282,444	71,625,049
Redemption fees	2,491	10,981
Total increase (decrease) in net assets	197,937,772	159,943,346
Net Assets
Beginning of period	557,868,307	397,924,961
End of period (including undistributed net investment income of $961,654 and undistributed net investment income of $210,307, respectively)	$ 755,806,079	$ 557,868,307
Other Information Shares
Sold	21,950,783	6,567,558
Issued in reinvestment of distributions	1,236,253	1,476,762
Redeemed	(16,492,837)	(5,817,316)
Net increase (decrease)	6,694,199	2,227,004

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.30	$ 27.40	$ 25.97	$ 24.98	$ 19.37	$ 11.67
Income from Investment Operations
Net investment income (loss) D	.04	.04	.11	.17	.05	.06
Net realized and unrealized gain (loss)	.47	8.67	3.70	1.91	5.71	7.70
Total from investment operations	.51	8.71	3.81	2.08	5.76	7.76
Distributions from net investment income	(.01)	(.03)	(.11)	(.12)	(.05)	(.06)
Distributions from net realized gain	(1.56)	(2.77)	(2.27)	(.97)	(.10)	-
Total distributions	(1.57)	(2.81) J	(2.38)	(1.09)	(.15)	(.06)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 32.24	$ 33.30	$ 27.40	$ 25.97	$ 24.98	$ 19.37
Total ReturnB, C	1.83%	32.17%	15.38%	8.67%	29.75%	66.54%
Ratios to Average Net AssetsE,G
Expenses before reductions	.82%A	.82%	.86%	.89%	.96%	1.10%
Expenses net of fee waivers, if any	.82%A	.82%	.86%	.89%	.96%	1.10%
Expenses net of all reductions	.82%A	.81%	.84%	.88%	.95%	1.08%
Net investment income (loss)	.24%A	.14%	.43%	.72%	.23%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 755,806	$ 557,868	$ 397,925	$ 278,524	$ 203,083	$ 77,011
Portfolio turnover rateF	163%A,K	138%	170%	174%	196%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $2.81 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $2.772 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Starbucks Corp.	15.9	14.0
Yum! Brands, Inc.	9.6	9.6
Las Vegas Sands Corp.	8.5	9.8
Chipotle Mexican Grill, Inc.	5.9	3.2
Wyndham Worldwide Corp.	5.7	5.5
Starwood Hotels & Resorts Worldwide, Inc.	5.0	4.8
McDonald's Corp.	4.8	10.1
Marriott International, Inc. Class A	4.2	2.9
Bally Technologies, Inc.	4.1	3.2
Jack in the Box, Inc.	3.3	3.9
	67.0
Top Industries (% of fund's net assets)
As of August 31, 2014
Hotels, Restaurants & Leisure	92.4%
Diversified Consumer Services	3.3%
Media	1.8%
Commercial Services & Supplies	0.7%
Real Estate Investment Trusts	0.4%
All Others*	1.4%

As of February 28, 2014
Hotels, Restaurants & Leisure	91.9%
Diversified Consumer Services	2.5%
Media	1.9%
Real Estate Investment Trusts	0.9%
Commercial Services & Supplies	0.7%
All Others*	2.1%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Leisure Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Diversified Support Services - 0.7%
KAR Auction Services, Inc.	102,200	$ 3,082,352
DIVERSIFIED CONSUMER SERVICES - 3.3%
Specialized Consumer Services - 3.3%
H&R Block, Inc.	155,800	5,223,974
Service Corp. International	200	4,434
Steiner Leisure Ltd. (a)	203,644	8,658,943
		13,887,351
FOOD PRODUCTS - 0.2%
Packaged Foods & Meats - 0.2%
Greencore Group PLC	224,800	993,836
HOTELS, RESTAURANTS & LEISURE - 92.4%
Casinos & Gaming - 15.0%
Bally Technologies, Inc. (a)	212,600	16,857,054
Las Vegas Sands Corp.	534,476	35,547,999
Melco Crown Entertainment Ltd. sponsored ADR	111,135	3,151,789
MGM China Holdings Ltd.	548,800	1,816,339
Multimedia Games Holding Co., Inc. (a)	18,200	506,142
Penn National Gaming, Inc. (a)	51,565	582,169
Sands China Ltd.	44,800	291,921
Scientific Games Corp. Class A (a)(d)	107,900	1,095,185
Wynn Resorts Ltd.	13,600	2,623,168
		62,471,766
Hotels, Resorts & Cruise Lines - 17.1%
Extended Stay America, Inc. unit	244,592	5,835,965
Hilton Worldwide Holdings, Inc.	110,200	2,790,264
Home Inns & Hotels Management, Inc. sponsored ADR (a)	18,100	605,626
Marriott International, Inc. Class A	253,196	17,571,802
Starwood Hotels & Resorts Worldwide, Inc.	246,200	20,813,748
Wyndham Worldwide Corp.	291,070	23,559,206
		71,176,611
Leisure Facilities - 0.8%
Cedar Fair LP (depositary unit)	62,888	3,112,327
Restaurants - 59.5%
Bloomin' Brands, Inc. (a)	233,152	3,879,649
Bravo Brio Restaurant Group, Inc. (a)	105,469	1,522,972
Brinker International, Inc.	215,200	10,523,280
Chipotle Mexican Grill, Inc. (a)	35,910	24,370,322
Chuy's Holdings, Inc. (a)	28,100	739,030
Darden Restaurants, Inc.	41,900	1,982,708
Domino's Pizza, Inc.	97,500	7,356,375
Dunkin' Brands Group, Inc.	228,800	9,961,952
Fiesta Restaurant Group, Inc. (a)	91,176	4,475,830
Jack in the Box, Inc.	232,398	13,816,061
McDonald's Corp.	213,295	19,990,007
Noodles & Co. (a)	6,000	117,420

	Shares	Value
Panera Bread Co. Class A (a)	79,786	$ 11,963,113
Papa John's International, Inc.	95,976	3,800,650
Red Robin Gourmet Burgers, Inc. (a)	71,119	3,776,419
Ruth's Hospitality Group, Inc.	539,437	6,014,723
Sonic Corp.	302,513	6,386,049
Starbucks Corp.	849,300	66,084,033
Texas Roadhouse, Inc. Class A	152,908	4,065,824
The Cheesecake Factory, Inc.	93,600	4,207,320
Whitbread PLC	32,331	2,355,765
Yum! Brands, Inc.	548,036	39,694,247
		247,083,749
TOTAL HOTELS, RESTAURANTS & LEISURE		383,844,453
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Facebook, Inc. Class A (a)	11,000	823,020
MEDIA - 1.8%
Broadcasting - 0.5%
CBS Corp. Class B	34,600	2,051,434
Cable & Satellite - 0.6%
DIRECTV (a)	27,825	2,405,471
Movies & Entertainment - 0.7%
Twenty-First Century Fox, Inc. Class A	79,800	2,826,516
TOTAL MEDIA		7,283,421
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Specialized REITs - 0.4%
Gaming & Leisure Properties	48,195	1,604,894
SOFTWARE - 0.4%
Application Software - 0.4%
Intuit, Inc.	21,300	1,771,734
SPECIALTY RETAIL - 0.4%
Specialty Stores - 0.4%
Sally Beauty Holdings, Inc. (a)	52,149	1,453,914
TOTAL COMMON STOCKS (Cost $279,402,556)		414,744,975
Money Market Funds - 0.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	50,801	$ 50,801
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	798,475	798,475
TOTAL MONEY MARKET FUNDS (Cost $849,276)		849,276
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $280,251,832)		415,594,251
NET OTHER ASSETS (LIABILITIES) - 0.0%		(130,820)
NET ASSETS - 100%		$ 415,463,431
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,204
Fidelity Securities Lending Cash Central Fund	12,000
Total	$ 13,204
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $790,685) - See accompanying schedule: Unaffiliated issuers (cost $279,402,556)	$ 414,744,975
Fidelity Central Funds (cost $849,276)	849,276
Total Investments (cost $280,251,832)		$ 415,594,251
Receivable for investments sold		245,434
Receivable for fund shares sold		602,405
Dividends receivable		454,813
Distributions receivable from Fidelity Central Funds		980
Other receivables		496
Total assets		416,898,379

Liabilities
Payable for fund shares redeemed	$ 341,463
Accrued management fee	190,120
Other affiliated payables	83,333
Other payables and accrued expenses	21,557
Collateral on securities loaned, at value	798,475
Total liabilities		1,434,948

Net Assets		$ 415,463,431
Net Assets consist of:
Paid in capital		$ 204,317,762
Undistributed net investment income		2,525,502
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		73,277,747
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		135,342,420
Net Assets, for 3,169,763 shares outstanding		$ 415,463,431
Net Asset Value, offering price and redemption price per share ($415,463,431 ÷ 3,169,763 shares)		$ 131.07

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,857,775
Income from Fidelity Central Funds (including $12,000 from security lending)		13,204
Total income		4,870,979

Expenses
Management fee	$ 1,422,067
Transfer agent fees	505,589
Accounting and security lending fees	98,832
Custodian fees and expenses	5,194
Independent trustees' compensation	6,043
Registration fees	22,296
Audit	17,520
Legal	870
Interest	1,208
Miscellaneous	10,491
Total expenses		2,090,110
Net investment income (loss)		2,780,869
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,662,533
Redemption in-kind with affiliated entities	60,205,269
Foreign currency transactions	562
Total net realized gain (loss)		76,868,364
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,673,068)
Assets and liabilities in foreign currencies	(75)
Total change in net unrealized appreciation (depreciation)		(78,673,143)
Net gain (loss)		(1,804,779)
Net increase (decrease) in net assets resulting from operations		$ 976,090

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,780,869	$ 5,003,191
Net realized gain (loss)	76,868,364	40,487,024
Change in net unrealized appreciation (depreciation)	(78,673,143)	80,533,060
Net increase (decrease) in net assets resulting from operations	976,090	126,023,275
Distributions to shareholders from net investment income	(1,567,921)	(3,941,566)
Distributions to shareholders from net realized gain	(15,654,045)	(33,282,431)
Total distributions	(17,221,966)	(37,223,997)
Share transactions Proceeds from sales of shares	37,147,752	218,419,527
Reinvestment of distributions	16,630,178	35,849,441
Cost of shares redeemed	(190,221,723)	(122,631,715)
Net increase (decrease) in net assets resulting from share transactions	(136,443,793)	131,637,253
Redemption fees	3,665	11,576
Total increase (decrease) in net assets	(152,686,004)	220,448,107
Net Assets
Beginning of period	568,149,435	347,701,328
End of period (including undistributed net investment income of $2,525,502 and undistributed net investment income of $1,312,554, respectively)	$ 415,463,431	$ 568,149,435
Other Information Shares
Sold	287,272	1,710,491
Issued in reinvestment of distributions	133,145	287,411
Redeemed	(1,457,397)	(1,001,721)
Net increase (decrease)	(1,036,980)	996,181

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 135.06	$ 108.30	$ 106.53	$ 91.26	$ 69.99	$ 46.24
Income from Investment Operations
Net investment income (loss) D	.70	1.40G	1.40H	.64	.55	.43
Net realized and unrealized gain (loss)	(.58)	35.09	6.22	14.73	21.22	23.73
Total from investment operations	.12	36.49	7.62	15.37	21.77	24.16
Distributions from net investment income	(.37)	(1.01)	(1.36)	(.09)	(.52)	(.41)
Distributions from net realized gain	(3.73)	(8.72)	(4.50)	(.01)	-	-
Total distributions	(4.11) L	(9.73)	(5.86)	(.10)	(.52)	(.41)
Redemption fees added to paid in capital D	- K	- K	.01	- K	.02	- K
Net asset value, end of period	$ 131.07	$ 135.06	$ 108.30	$ 106.53	$ 91.26	$ 69.99
Total ReturnB, C	.24%	34.71%	7.52%	16.85%	31.16%	52.35%
Ratios to Average Net AssetsE,I
Expenses before reductions	.81%A	.82%	.85%	.86%	.90%	.94%
Expenses net of fee waivers, if any	.81%A	.82%	.85%	.86%	.90%	.94%
Expenses net of all reductions	.81%A	.81%	.83%	.86%	.89%	.93%
Net investment income (loss)	1.08%A	1.13%G	1.33%H	.68%	.66%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,463	$ 568,149	$ 347,701	$ 440,507	$ 411,239	$ 224,465
Portfolio turnover rateF	35%A,M	65%	90%	77%	112%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.43 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .79%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.53 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $4.11 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $3.734 per share. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	20.4	17.8
Comcast Corp. Class A	15.5	9.6
Time Warner, Inc.	8.8	7.8
Twenty-First Century Fox, Inc. Class A	5.1	4.4
DIRECTV	5.0	2.9
Time Warner Cable, Inc.	5.0	4.6
Viacom, Inc. Class B (non-vtg.)	4.1	5.0
CBS Corp. Class B	3.7	8.3
Live Nation Entertainment, Inc.	3.4	3.3
Liberty Global PLC Class C	2.9	2.0
	73.9
Top Industries (% of fund's net assets)
As of August 31, 2014
Media	94.6%
Internet Software & Services	4.1%
Internet & Catalog Retail	1.0%
All Others*	0.3%

As of February 28, 2014
Media	93.0%
Internet Software & Services	4.3%
Internet & Catalog Retail	2.5%
All Others*	0.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Multimedia Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
INTERNET & CATALOG RETAIL - 1.0%
Internet Retail - 1.0%
HomeAway, Inc. (a)	266,100	$ 8,834,520
INTERNET SOFTWARE & SERVICES - 4.1%
Internet Software & Services - 4.1%
Facebook, Inc. Class A (a)	235,700	17,635,074
Google, Inc.:
Class A (a)	19,900	11,588,964
Class C (a)	12,300	7,030,680
		36,254,718
MEDIA - 94.6%
Advertising - 4.1%
Interpublic Group of Companies, Inc.	613,200	11,975,796
Omnicom Group, Inc.	331,600	23,878,516
		35,854,312
Broadcasting - 6.9%
CBS Corp. Class B	545,900	32,366,411
Cumulus Media, Inc. Class A (a)	210	964
Discovery Communications, Inc.:
Class A (a)	450	19,674
Class C (non-vtg.) (a)	24,350	1,046,320
Entercom Communications Corp. Class A (a)	3,053	27,874
Liberty Media Corp.:
Class A (a)	128,093	6,306,018
Class C (a)	256,186	12,417,335
Nexstar Broadcasting Group, Inc. Class A	80,400	3,669,456
Sinclair Broadcast Group, Inc. Class A	155,600	4,520,180
		60,374,232
Cable & Satellite - 36.6%
AMC Networks, Inc. Class A (a)	67,400	4,217,555
Charter Communications, Inc. Class A (a)	151,900	23,828,553
Comcast Corp. Class A	2,477,150	135,574,420
DIRECTV (a)	505,113	43,667,019
DISH Network Corp. Class A (a)	295,600	19,157,836
Liberty Global PLC:
Class A (a)	244,789	10,689,936
Class C	613,847	25,738,605
Starz Series A (a)	444,300	13,902,147
Time Warner Cable, Inc.	293,969	43,486,834
		320,262,905
Movies & Entertainment - 45.0%
DreamWorks Animation SKG, Inc. Class A (a)(d)	150,200	3,279,617

	Shares	Value
Lions Gate Entertainment Corp. (d)	168,577	$ 5,463,581
Live Nation Entertainment, Inc. (a)	1,356,900	29,797,524
SFX Entertainment, Inc. (d)	327,800	2,317,546
The Madison Square Garden Co. Class A (a)	250,200	16,728,372
The Walt Disney Co.	1,985,104	178,421,146
Time Warner, Inc.	1,005,422	77,447,657
Twenty-First Century Fox, Inc. Class A	1,264,607	44,792,380
Viacom, Inc. Class B (non-vtg.)	444,200	36,046,830
		394,294,653
Publishing - 2.0%
Gannett Co., Inc.	339,900	11,475,024
The New York Times Co. Class A	282,000	3,491,160
Time, Inc. (a)	105,690	2,481,601
		17,447,785
TOTAL MEDIA		828,233,887
TOTAL COMMON STOCKS (Cost $567,947,212)		873,323,125
Money Market Funds - 0.7%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $6,465,900)	6,465,900	6,465,900
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $574,413,112)		879,789,025
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,888,041)
NET ASSETS - 100%		$ 875,900,984
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 984
Fidelity Securities Lending Cash Central Fund	375,612
Total	$ 376,596
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,266,749) - See accompanying schedule: Unaffiliated issuers (cost $567,947,212)	$ 873,323,125
Fidelity Central Funds (cost $6,465,900)	6,465,900
Total Investments (cost $574,413,112)		$ 879,789,025
Receivable for investments sold		31,055,925
Receivable for fund shares sold		658,885
Dividends receivable		623,626
Distributions receivable from Fidelity Central Funds		4,307
Other receivables		5,873
Total assets		912,137,641

Liabilities
Payable to custodian bank	$ 1,838,762
Payable for investments purchased	25,613,749
Payable for fund shares redeemed	1,723,738
Accrued management fee	398,675
Other affiliated payables	174,637
Other payables and accrued expenses	21,196
Collateral on securities loaned, at value	6,465,900
Total liabilities		36,236,657

Net Assets		$ 875,900,984
Net Assets consist of:
Paid in capital		$ 516,515,971
Undistributed net investment income		439,835
Accumulated undistributed net realized gain (loss) on investments		53,569,265
Net unrealized appreciation (depreciation) on investments		305,375,913
Net Assets, for 10,628,995 shares outstanding		$ 875,900,984
Net Asset Value, offering price and redemption price per share ($875,900,984 ÷ 10,628,995 shares)		$ 82.41

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 3,677,865
Income from Fidelity Central Funds (including $375,612 from security lending)		376,596
Total income		4,054,461

Expenses
Management fee	$ 2,441,244
Transfer agent fees	918,687
Accounting and security lending fees	152,535
Custodian fees and expenses	5,355
Independent trustees' compensation	10,038
Registration fees	39,730
Audit	17,288
Legal	405
Interest	2,649
Miscellaneous	22,410
Total expenses		3,610,341
Net investment income (loss)		444,120
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		55,516,359
Change in net unrealized appreciation (depreciation) on investment securities		(38,774,897)
Net gain (loss)		16,741,462
Net increase (decrease) in net assets resulting from operations		$ 17,185,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 444,120	$ 2,517,686
Net realized gain (loss)	55,516,359	57,240,551
Change in net unrealized appreciation (depreciation)	(38,774,897)	209,848,900
Net increase (decrease) in net assets resulting from operations	17,185,582	269,607,137
Distributions to shareholders from net investment income	(67,707)	(2,246,127)
Distributions to shareholders from net realized gain	(15,267,588)	(27,566,069)
Total distributions	(15,335,295)	(29,812,196)
Share transactions Proceeds from sales of shares	111,392,036	908,932,040
Reinvestment of distributions	14,827,625	28,916,204
Cost of shares redeemed	(261,169,597)	(826,095,931)
Net increase (decrease) in net assets resulting from share transactions	(134,949,936)	111,752,313
Redemption fees	13,009	73,997
Total increase (decrease) in net assets	(133,086,640)	351,621,251
Net Assets
Beginning of period	1,008,987,624	657,366,373
End of period (including undistributed net investment income of $439,835 and undistributed net investment income of $63,422, respectively)	$ 875,900,984	$ 1,008,987,624
Other Information Shares
Sold	1,379,698	12,464,403
Issued in reinvestment of distributions	200,212	368,735
Redeemed	(3,294,279)	(11,169,177)
Net increase (decrease)	(1,714,369)	1,663,961

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 81.74	$ 61.55	$ 48.48	$ 47.80	$ 34.39	$ 18.27
Income from Investment Operations
Net investment income (loss) D	.04	.20	.53G	.29	.14	.13H
Net realized and unrealized gain (loss)	1.99	22.46	12.96	.96	13.39	16.12
Total from investment operations	2.03	22.66	13.49	1.25	13.53	16.25
Distributions from net investment income	(.01)	(.19)	(.43)	(.32)	(.12)	(.13)
Distributions from net realized gain	(1.35)	(2.30)	-	(.25)	-	-
Total distributions	(1.36)	(2.48) L	(.43)	(.57)	(.12)	(.13)
Redemption fees added to paid in capital D	- K	.01	.01	- K	- K	- K
Net asset value, end of period	$ 82.41	$ 81.74	$ 61.55	$ 48.48	$ 47.80	$ 34.39
Total ReturnB, C	2.67%	37.01%	27.91%	2.73%	39.37%	88.96%
Ratios to Average Net AssetsE,I
Expenses before reductions	.81%A	.81%	.88%	.90%	.94%	1.08%
Expenses net of fee waivers, if any	.81%A	.81%	.88%	.90%	.94%	1.08%
Expenses net of all reductions	.81%A	.80%	.88%	.90%	.94%	1.07%
Net investment income (loss)	.10%A	.27%	.97% G	.64%	.37%	.44% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 875,901	$ 1,008,988	$ 657,366	$ 183,157	$ 205,920	$ 76,309
Portfolio turnover rateF	72%A	111%	30%	85%	76%	40%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.48 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $2.295 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	18.4	17.4
priceline.com, Inc.	11.3	11.2
Amazon.com, Inc.	9.5	10.9
TJX Companies, Inc.	8.9	8.7
L Brands, Inc.	5.0	4.9
AutoZone, Inc.	4.9	4.4
O'Reilly Automotive, Inc.	4.8	3.9
G-III Apparel Group Ltd.	4.3	3.6
PVH Corp.	1.9	2.2
NIKE, Inc. Class B	1.8	1.1
	70.8
Top Industries (% of fund's net assets)
As of August 31, 2014
Specialty Retail	53.2%
Internet & Catalog Retail	21.4%
Textiles, Apparel & Luxury Goods	14.2%
Food & Staples Retailing	2.2%
Food Products	1.8%
All Others*	7.2%

As of February 28, 2014
Specialty Retail	51.3%
Internet & Catalog Retail	27.1%
Textiles, Apparel & Luxury Goods	14.0%
Food Products	2.5%
Food & Staples Retailing	1.7%
All Others*	3.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Retailing Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
FOOD & STAPLES RETAILING - 2.2%
Drug Retail - 0.5%
CVS Caremark Corp.	54,000	$ 4,290,300
Hypermarkets & Super Centers - 1.7%
Costco Wholesale Corp.	109,043	13,202,926
TOTAL FOOD & STAPLES RETAILING		17,493,226
FOOD PRODUCTS - 1.8%
Packaged Foods & Meats - 1.8%
Annie's, Inc. (a)(d)	200,500	6,393,945
Associated British Foods PLC	163,000	7,747,405
		14,141,350
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
Starbucks Corp.	49,000	3,812,690
HOUSEHOLD DURABLES - 1.0%
Household Appliances - 1.0%
Techtronic Industries Co. Ltd.	2,674,500	8,161,486
INTERNET & CATALOG RETAIL - 21.4%
Internet Retail - 21.4%
Amazon.com, Inc. (a)	220,480	74,751,539
Ocado Group PLC (a)	932,900	5,084,559
priceline.com, Inc. (a)	72,120	89,739,637
		169,575,735
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
Yahoo!, Inc. (a)	369,600	14,233,296
MULTILINE RETAIL - 1.4%
Department Stores - 1.3%
Macy's, Inc.	156,600	9,754,614
General Merchandise Stores - 0.1%
B&M European Value Retail S.A.	200,277	924,322
TOTAL MULTILINE RETAIL		10,678,936
SPECIALTY RETAIL - 53.2%
Apparel Retail - 18.7%
H&M Hennes & Mauritz AB (B Shares)	134,863	5,736,634
Inditex SA	353,310	10,236,308
L Brands, Inc.	616,683	39,375,210
TJX Companies, Inc.	1,175,900	70,095,399

	Shares	Value
Urban Outfitters, Inc. (a)	298,400	$ 11,873,336
Zumiez, Inc. (a)	333,322	10,782,967
		148,099,854
Automotive Retail - 9.7%
AutoZone, Inc. (a)	71,363	38,453,239
O'Reilly Automotive, Inc. (a)	245,125	38,234,598
		76,687,837
Home Improvement Retail - 20.7%
Home Depot, Inc.	1,559,900	145,850,650
Lowe's Companies, Inc.	188,800	9,913,888
Lumber Liquidators Holdings, Inc. (a)(d)	134,900	7,718,978
		163,483,516
Homefurnishing Retail - 2.7%
Bed Bath & Beyond, Inc. (a)	209,914	13,489,074
Restoration Hardware Holdings, Inc. (a)(d)	90,900	7,623,783
		21,112,857
Specialty Stores - 1.4%
Tiffany & Co., Inc.	111,300	11,234,622
TOTAL SPECIALTY RETAIL		420,618,686
TEXTILES, APPAREL & LUXURY GOODS - 14.2%
Apparel, Accessories & Luxury Goods - 12.4%
Compagnie Financiere Richemont SA Series A	85,500	8,153,723
G-III Apparel Group Ltd. (a)	414,867	34,243,122
Kate Spade & Co. (a)	121,400	3,926,076
lululemon athletica, Inc. (a)(d)	243,757	9,733,217
Michael Kors Holdings Ltd. (a)	95,900	7,683,508
Prada SpA (d)	1,109,400	7,865,953
PVH Corp.	126,000	14,709,240
Ralph Lauren Corp.	24,900	4,213,080
Swatch Group AG (Bearer) (Reg.)	73,447	7,520,307
		98,048,226
Footwear - 1.8%
NIKE, Inc. Class B	184,820	14,517,611
TOTAL TEXTILES, APPAREL & LUXURY GOODS		112,565,837
TOTAL COMMON STOCKS (Cost $504,617,712)		771,281,242
Convertible Bonds - 0.2%
Principal Amount
SOFTWARE - 0.2%
Home Entertainment Software - 0.2%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (Cost $1,000,000)	$ 1,000,000	1,352,500
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	21,931,524	$ 21,931,524
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	23,559,475	23,559,475
TOTAL MONEY MARKET FUNDS (Cost $45,490,999)		45,490,999
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $551,108,711)		818,124,741
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(27,490,046)
NET ASSETS - 100%		$ 790,634,695
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,567
Fidelity Securities Lending Cash Central Fund	105,499
Total	$ 112,066
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 771,281,242	$ 771,281,242	$ -	$ -
Convertible Bonds	1,352,500	-	1,352,500	-
Money Market Funds	45,490,999	45,490,999	-	-
Total Investments in Securities:	$ 818,124,741	$ 816,772,241	$ 1,352,500	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,771,705) - See accompanying schedule: Unaffiliated issuers (cost $505,617,712)	$ 772,633,742
Fidelity Central Funds (cost $45,490,999)	45,490,999
Total Investments (cost $551,108,711)		$ 818,124,741
Receivable for investments sold		1,092,629
Receivable for fund shares sold		4,050,429
Dividends receivable		623,168
Interest receivable		4,375
Distributions receivable from Fidelity Central Funds		14,331
Other receivables		1,793
Total assets		823,911,466

Liabilities
Payable for investments purchased	$ 7,275,205
Payable for fund shares redeemed	1,900,578
Accrued management fee	353,116
Other affiliated payables	159,846
Other payables and accrued expenses	28,551
Collateral on securities loaned, at value	23,559,475
Total liabilities		33,276,771

Net Assets		$ 790,634,695
Net Assets consist of:
Paid in capital		$ 493,183,573
Undistributed net investment income		915,530
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,519,237
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		267,016,355
Net Assets, for 9,266,432 shares outstanding		$ 790,634,695
Net Asset Value, offering price and redemption price per share ($790,634,695 ÷ 9,266,432 shares)		$ 85.32

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,333,613
Interest		8,750
Income from Fidelity Central Funds (including $105,499 from security lending)		112,066
Total income		4,454,429

Expenses
Management fee	$ 2,389,459
Transfer agent fees	893,990
Accounting and security lending fees	150,476
Custodian fees and expenses	15,957
Independent trustees' compensation	10,188
Registration fees	32,669
Audit	17,494
Legal	1,825
Interest	1,041
Miscellaneous	20,453
Total expenses		3,533,552
Net investment income (loss)		920,877
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,832,891
Foreign currency transactions	(11,184)
Total net realized gain (loss)		30,821,707
Change in net unrealized appreciation (depreciation) on: Investment securities	(38,936,298)
Assets and liabilities in foreign currencies	(2,727)
Total change in net unrealized appreciation (depreciation)		(38,939,025)
Net gain (loss)		(8,117,318)
Net increase (decrease) in net assets resulting from operations		$ (7,196,441)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 920,877	$ 1,610,940
Net realized gain (loss)	30,821,707	76,307,677
Change in net unrealized appreciation (depreciation)	(38,939,025)	169,830,493
Net increase (decrease) in net assets resulting from operations	(7,196,441)	247,749,110
Distributions to shareholders from net investment income	(267,327)	(1,555,312)
Distributions to shareholders from net realized gain	(38,628,746)	(24,769,437)
Total distributions	(38,896,073)	(26,324,749)
Share transactions Proceeds from sales of shares	67,528,985	684,002,303
Reinvestment of distributions	37,737,397	25,621,938
Cost of shares redeemed	(332,475,740)	(510,290,185)
Net increase (decrease) in net assets resulting from share transactions	(227,209,358)	199,334,056
Redemption fees	16,471	79,273
Total increase (decrease) in net assets	(273,285,401)	420,837,690
Net Assets
Beginning of period	1,063,920,096	643,082,406
End of period (including undistributed net investment income of $915,530 and undistributed net investment income of $261,980, respectively)	$ 790,634,695	$ 1,063,920,096
Other Information Shares
Sold	810,441	8,529,294
Issued in reinvestment of distributions	483,565	297,691
Redeemed	(4,062,579)	(6,448,824)
Net increase (decrease)	(2,768,573)	2,378,161

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 88.40	$ 66.59	$ 57.54	$ 53.68	$ 45.11	$ 26.48
Income from Investment Operations
Net investment income (loss) D	.09	.15G	.52H	.49I	.09	.11
Net realized and unrealized gain (loss)	.32 J	23.64	10.27	7.46	9.81	20.74
Total from investment operations	.41	23.79	10.79	7.95	9.90	20.85
Distributions from net investment income	(.02)	(.12)	(.38)	(.34)	(.01)	(.11)
Distributions from net realized gain	(3.47)	(1.86)	(1.36)	(3.76)	(1.33)	(2.11)
Total distributions	(3.49)	(1.99) N	(1.75) O	(4.10)	(1.34)	(2.22)
Redemption fees added to paid in capital D	- M	.01	.01	.01	.01	- M
Net asset value, end of period	$ 85.32	$ 88.40	$ 66.59	$ 57.54	$ 53.68	$ 45.11
Total Return B,C	.83%	35.82%	18.98%	15.70%	22.24%	79.26%
Ratios to Average Net AssetsE,K
Expenses before reductions	.81%A	.83%	.86%	.90%	.93%	.96%
Expenses net of fee waivers, if any	.81%A	.83%	.86%	.90%	.93%	.96%
Expenses net of all reductions	.81%A	.82%	.84%	.88%	.93%	.94%
Net investment income (loss)	.21%A	.18% G	.83% H	.93% I	.18%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 790,635	$ 1,063,920	$ 643,082	$ 344,743	$ 167,094	$ 137,409
Portfolio turnover rateF	34%A	72%	119%	217%	191%	281%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.08 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .08%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.28 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $1.99 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $1.861 per share. O Total distributions of $1.75 per share is comprised of distributions from net investment income of $.383 and distributions from net realized gain of $1.364 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Constructions and Housing Portfolio that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Convertible Preferred Stocks	$ 4,311,689	Market comparable	Discount rate	20.0%	Decrease
			Weighted earnings multiple	3.1 - 9.8 / 6.5	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Consumer Discretionary Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Automotive Portfolio	$ 135,113,971	$ 56,601,752	$ (1,154,262)	$ 55,447,490
Construction and Housing Portfolio	241,552,031	101,665,081	(828,386)	100,836,695
Consumer Discretionary Portfolio	689,547,406	84,744,486	(9,571,492)	75,172,994
Leisure Portfolio	284,314,495	138,338,102	(7,058,346)	131,279,756
Multimedia Portfolio	576,084,807	310,362,984	(6,658,766)	303,704,218
Retailing Portfolio	552,630,662	281,968,553	(16,474,474)	265,494,079

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to February 28, 2014. Loss deferrals were as follows:

Capital losses
Construction and Housing Portfolio	$ (443,034)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	57,293,529	107,262,306
Construction and Housing Portfolio	74,004,644	132,981,302
Consumer Discretionary Portfolio	910,768,617	635,060,775
Leisure Portfolio	90,598,010	127,999,896
Multimedia Portfolio	322,042,007	472,310,973
Retailing Portfolio	147,572,768	422,995,803

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.25%	.55%
Construction and Housing Portfolio	.30%	.25%	.55%
Consumer Discretionary Portfolio	.30%	.25%	.55%
Leisure Portfolio	.30%	.25%	.55%
Multimedia Portfolio	.30%	.25%	.55%
Retailing Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Automotive Portfolio	.20%
Construction and Housing Portfolio	.21%
Consumer Discretionary Portfolio	.22%
Leisure Portfolio	.20%
Multimedia Portfolio	.21%
Retailing Portfolio	.21%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$ 2,359
Construction and Housing Portfolio	6,871
Consumer Discretionary Portfolio	13,545
Leisure Portfolio	2,879
Multimedia Portfolio	5,717
Retailing Portfolio	2,611

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Leisure Portfolio	Borrower	$ 11,319,917.32%		$ 1,208
Multimedia Portfolio	Borrower	7,966,500.31%		1,663
Retailing Portfolio	Borrower	4,725,500.32%		914

Redemptions In-Kind. During the period, shares of the Funds held by affiliated entities were redeemed in kind for cash and investments. The net realized gain on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Funds recognized no gain or loss for federal income tax purposes.

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of cash and investments, delivered	Net Realized Gain (Loss) on redemptions	Shares
Consumer Discretionary Portfolio	$ 108,914,186	$ 21,216,555	3,481,325
Leisure Portfolio	105,518,036	60,205,269	800,653

Semiannual Report

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Automotive Portfolio	$ 186
Construction and Housing Portfolio	310
Consumer Discretionary Portfolio	597
Leisure Portfolio	475
Multimedia Portfolio	792
Retailing Portfolio	857

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Multimedia Portfolio	$ 5,003,417.59%		$ 986
Retailing Portfolio	7,649,000.60%		127

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds:

	VIP FundsManager 60% Portfolio	Strategic Advisers Core Fund
Construction and Housing Portfolio	13%	-
Consumer Discretionary Portfolio	22%	42%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds:

% of shares held
Automotive Portfolio	22%
Construction and Housing Portfolio	22%
Consumer Discretionary Portfolio	81%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Automotive Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Multimedia Portfolio

Retailing Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELCON-USAN-1014
1.813636.109

Fidelity®

Select Portfolios®

Health Care Sector

Biotechnology Portfolio

Health Care Portfolio

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Pharmaceuticals Portfolio

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Biotechnology Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Health Care Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Medical Delivery Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Medical Equipment and Systems Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Pharmaceuticals Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Biotechnology Portfolio	.75%
Actual		$ 1,000.00	$ 989.00	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Health Care Portfolio	.75%
Actual		$ 1,000.00	$ 1,066.20	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Medical Delivery Portfolio	.80%
Actual		$ 1,000.00	$ 1,111.70	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Medical Equipment and Systems Portfolio	.78%
Actual		$ 1,000.00	$ 1,064.10	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Pharmaceuticals Portfolio	.80%
Actual		$ 1,000.00	$ 1,047.80	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Biotechnology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	13.2	13.3
Vertex Pharmaceuticals, Inc.	5.4	3.0
Celgene Corp.	4.7	4.2
Regeneron Pharmaceuticals, Inc.	4.0	3.8
Alexion Pharmaceuticals, Inc.	3.8	4.5
Intercept Pharmaceuticals, Inc.	3.7	4.9
Puma Biotechnology, Inc.	3.4	1.0
Medivation, Inc.	2.4	1.6
Biogen Idec, Inc.	1.8	6.7
BioMarin Pharmaceutical, Inc.	1.8	1.7
	44.2
Top Industries (% of fund's net assets)
As of August 31, 2014
Biotechnology	93.0%
Pharmaceuticals	6.5%
Health Care Equipment & Supplies	0.1%
Life Sciences Tools & Services	0.1%
Personal Products	0.0%†
All Others*	0.3%

As of February 28, 2014
Biotechnology	95.7%
Pharmaceuticals	3.9%
Life Sciences Tools & Services	0.1%
Health Care Equipment & Supplies	0.0%†
Personal Products	0.0%†
All Others*	0.3%

* Includes short-term investments and net other assets (liabilities).
† Amount represents less than 0.1%

Semiannual Report

Biotechnology Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BIOTECHNOLOGY - 92.6%
Biotechnology - 92.6%
ACADIA Pharmaceuticals, Inc. (a)(d)	4,456,364	$ 106,863,609
Acceleron Pharma, Inc. (d)(g)	3,041,038	81,712,691
Achillion Pharmaceuticals, Inc. (a)(d)(g)	5,539,400	64,090,858
Acorda Therapeutics, Inc. (a)(g)	3,478,900	113,342,562
Actelion Ltd.	235,313	28,887,071
Adamas Pharmaceuticals, Inc. (d)(g)	1,274,824	23,890,202
ADMA Biologics, Inc.	372,800	3,485,680
Aegerion Pharmaceuticals, Inc. (a)(d)(g)	2,572,385	78,586,362
Agenus, Inc. (a)	150,089	471,279
Agenus, Inc. warrants 1/9/18 (a)	1,548,000	60,651
Agios Pharmaceuticals, Inc. (a)	91,633	4,235,277
Agios Pharmaceuticals, Inc. (a)(e)	83,457	3,857,383
Akebia Therapeutics, Inc. (a)(d)	625,323	14,076,021
Alder Biopharmaceuticals, Inc.	652,162	11,112,840
Aldeyra Therapeutics, Inc. (d)(g)	556,516	1,931,111
Alexion Pharmaceuticals, Inc. (a)	2,079,172	351,983,028
Alkermes PLC (a)	2,251,411	100,705,614
Alnylam Pharmaceuticals, Inc. (a)	1,660,245	115,669,269
AMAG Pharmaceuticals, Inc. (a)	950,909	21,519,071
Amgen, Inc.	147,847	20,606,915
Anacor Pharmaceuticals, Inc. (a)	903,303	21,037,927
Applied Genetic Technologies Corp. (d)	584,717	9,998,661
Ardelyx, Inc. (g)	1,302,465	19,484,876
Arena Pharmaceuticals, Inc. (a)(d)	53,045	218,545
ARIAD Pharmaceuticals, Inc. (a)(d)	9,117,251	56,709,301
ArQule, Inc. (a)	8,342	11,011
Array BioPharma, Inc. (a)(d)	3,563,096	14,074,229
Arrowhead Research Corp. (a)(d)(g)	3,179,395	46,323,785
Asterias Biotherapeutics, Inc. (a)(d)(g)	653,909	2,334,455
Auspex Pharmaceuticals, Inc.	828,653	19,050,732
Avalanche Biotechnologies, Inc.	537,368	14,329,992
Avalanche Biotechnologies, Inc. (a)	155,839	4,617,510
BioCryst Pharmaceuticals, Inc. (a)	965,000	13,027,500
Biogen Idec, Inc. (a)	490,207	168,160,609
BioMarin Pharmaceutical, Inc. (a)	2,328,644	165,846,026
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	10
Bluebird Bio, Inc. (a)	196,319	7,854,723
Cara Therapeutics, Inc. (d)(g)	1,172,467	11,982,613
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	141,443	273,646
warrants 5/30/17 (a)	282,100	617,681
Celgene Corp. (a)	4,561,251	433,410,070
Cell Therapeutics, Inc. warrants 7/6/16 (a)	835,596	7,713
Celldex Therapeutics, Inc. (a)(d)	3,017,584	48,009,761
Cellectar Biosciences, Inc. (a)	108,899	355,011
Cepheid, Inc. (a)(d)	589,900	23,613,697
Cerulean Pharma, Inc. (g)	1,901,400	8,252,076
Chimerix, Inc. (a)	753,431	19,242,628
Clovis Oncology, Inc. (a)(d)	928,369	44,153,230

	Shares	Value
CTI BioPharma Corp. (a)(d)	2,928,123	$ 7,495,995
Cubist Pharmaceuticals, Inc.	1,275,519	88,049,077
Cytokinetics, Inc. (a)	1,063,466	4,551,634
Cytokinetics, Inc. warrants 6/25/17 (a)	3,828,480	21,975
Dendreon Corp. (a)(d)	827,540	1,125,454
Dicerna Pharmaceuticals, Inc. (d)	293,221	4,040,585
Durata Therapeutics, Inc. (a)(d)	720,291	11,351,786
Dyax Corp. (a)	6,674,338	68,144,991
Dynavax Technologies Corp. (a)	53,843	76,457
Eleven Biotherapeutics, Inc. (d)	752,060	8,332,825
Emergent BioSolutions, Inc. (a)	336,186	8,371,031
Enanta Pharmaceuticals, Inc. (a)(d)	923,566	38,752,829
Epizyme, Inc. (a)(d)	3,252,475	112,177,863
Esperion Therapeutics, Inc. (a)(d)	73,092	1,139,504
Exact Sciences Corp. (a)(d)	2,258,602	47,091,852
Exelixis, Inc. (a)(d)	1,849,687	7,657,704
Fate Therapeutics, Inc. (g)	1,381,284	7,348,431
Fibrocell Science, Inc. (a)(d)(g)	3,326,640	10,645,248
Foundation Medicine, Inc. (d)	901,500	20,977,905
Genmab A/S (a)	790,976	31,575,415
Genocea Biosciences, Inc. (d)	609,781	7,811,295
Genomic Health, Inc. (a)	516,228	15,342,296
Geron Corp. (a)(d)(g)	15,693,826	37,351,306
Gilead Sciences, Inc. (a)	11,357,006	1,221,786,699
Halozyme Therapeutics, Inc. (a)(d)	2,796,723	26,568,869
Heron Therapeutics, Inc. (a)	391,175	3,673,133
Hyperion Therapeutics, Inc. (a)(d)(g)	1,999,059	51,695,666
Ignyta, Inc. (a)(d)(g)	1,191,909	8,939,318
Immune Design Corp. (a)	759,600	9,122,796
ImmunoGen, Inc. (a)(d)	1,586,457	18,751,922
Immunomedics, Inc. (a)(d)	4,159,887	13,852,424
Incyte Corp. (a)	2,531,894	137,228,655
Infinity Pharmaceuticals, Inc. (a)	1,325,833	14,981,913
Insys Therapeutics, Inc. (a)(d)	869,478	30,709,963
Intercept Pharmaceuticals, Inc. (a)(g)	1,162,568	336,819,201
Intrexon Corp. (d)	721,453	14,631,067
Ironwood Pharmaceuticals, Inc. Class A (a)	4,692,810	60,724,961
Isis Pharmaceuticals, Inc. (a)(d)	2,384,987	97,212,070
KaloBios Pharmaceuticals, Inc. (a)(d)	1,410,964	2,158,775
Karyopharm Therapeutics, Inc. (d)(g)	2,838,328	102,179,808
Keryx Biopharmaceuticals, Inc. (a)(d)	3,125,768	56,857,720
Kindred Biosciences, Inc. (d)	828,980	9,044,172
Kite Pharma, Inc. (d)	673,075	19,027,830
KYTHERA Biopharmaceuticals, Inc. (a)(d)(g)	1,304,079	49,046,411
La Jolla Pharmaceutical Co. (a)(d)(g)	916,697	9,551,983
Lexicon Pharmaceuticals, Inc. (a)(d)	10,295,323	15,648,891
Ligand Pharmaceuticals, Inc. Class B (a)(d)(g)	1,270,943	66,139,874
Lion Biotechnologies, Inc. (a)	529,050	3,639,864
Macrogenics, Inc. (g)	2,523,785	53,908,048
MannKind Corp. (a)(d)	8,063,306	59,426,565
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Medivation, Inc. (a)	2,433,685	$ 222,098,093
Merrimack Pharmaceuticals, Inc. (a)	422,049	2,945,902
MiMedx Group, Inc. (a)(d)	1,006,364	7,084,803
Minerva Neurosciences, Inc. (g)	1,271,400	9,001,512
Mirati Therapeutics, Inc. (a)	185,300	3,807,915
Momenta Pharmaceuticals, Inc. (a)	1,062,677	12,528,962
Myriad Genetics, Inc. (a)(d)	1,427,043	51,644,686
Neurocrine Biosciences, Inc. (a)	3,582,851	58,436,300
NewLink Genetics Corp. (a)(d)(g)	1,656,147	45,726,219
Novavax, Inc. (a)(d)(g)	14,411,821	67,591,440
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	2,362,400	24
NPS Pharmaceuticals, Inc. (a)	2,457,213	74,158,688
OncoMed Pharmaceuticals, Inc. (a)(d)	731,932	14,850,900
Ophthotech Corp. (d)(g)	2,811,586	109,539,391
Opko Health, Inc. (a)(d)	3,676,509	32,720,930
Oragenics, Inc. (a)(g)	2,545,258	4,199,676
Orexigen Therapeutics, Inc. (a)(d)(g)	8,571,509	48,857,601
Organovo Holdings, Inc. (a)(d)	1,402,617	10,912,360
Osiris Therapeutics, Inc. (a)(d)(g)	1,866,995	26,679,359
OvaScience, Inc. (a)	581,300	7,853,363
PDL BioPharma, Inc. (d)	242,833	2,450,185
Pharmacyclics, Inc. (a)(d)	1,129,313	140,475,244
PolyMedix, Inc. (a)(g)	115,509	2,310
PolyMedix, Inc. warrants 4/10/16 (a)(g)	2,961,167	30
Portola Pharmaceuticals, Inc. (a)(d)	1,705,033	47,553,370
Progenics Pharmaceuticals, Inc. (a)(d)(g)	4,065,966	22,403,473
Prosensa Holding BV (a)(d)	712,025	6,479,428
Protalix BioTherapeutics, Inc. (a)(d)	975,842	2,537,189
Prothena Corp. PLC (a)	463,018	10,603,112
PTC Therapeutics, Inc. (a)(d)(g)	1,540,976	48,787,300
Puma Biotechnology, Inc. (a)	1,204,627	313,817,380
Raptor Pharmaceutical Corp. (a)(d)	2,853,057	31,440,688
Receptos, Inc. (a)(g)	1,603,965	82,042,810
Regeneron Pharmaceuticals, Inc. (a)	1,047,685	367,234,546
Regulus Therapeutics, Inc. (a)(d)	1,746,479	12,015,776
Repligen Corp. (a)	1,273,961	24,281,697
Rigel Pharmaceuticals, Inc. (a)	2,714,951	7,058,873
Sage Therapeutics, Inc. (a)(g)	1,243,683	35,967,312
Sage Therapeutics, Inc. (g)	172,110	4,479,679
Sangamo Biosciences, Inc. (a)(d)(g)	5,140,407	73,507,820
Sarepta Therapeutics, Inc. (a)(d)	1,096,532	25,143,479
Seattle Genetics, Inc. (a)(d)	1,983,060	87,274,471
Sophiris Bio, Inc. (a)(g)	1,277,815	3,859,001
Sorrento Therapeutics, Inc. (a)(d)	595,300	3,274,150
Spectrum Pharmaceuticals, Inc. (a)(d)(g)	3,903,900	31,660,629
Stemline Therapeutics, Inc. (a)(d)(g)	1,243,399	14,025,541
Sunesis Pharmaceuticals, Inc. (a)(d)(g)	3,100,478	23,222,580

	Shares	Value
Synageva BioPharma Corp. (a)(d)	866,624	$ 62,544,254
Synergy Pharmaceuticals, Inc. (a)(d)	2,228,472	8,691,041
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	354,400	428,824
Synta Pharmaceuticals Corp. (a)(d)	3,254,017	13,016,068
Synthetic Biologics, Inc. (a)	900	2,358
TESARO, Inc. (a)	1,072,115	31,691,719
Threshold Pharmaceuticals, Inc. (a)	1,262,685	5,252,770
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	1,142,710
Ultragenyx Pharmaceutical, Inc. (d)	1,102,317	58,819,635
uniQure B.V.	407,996	4,691,954
United Therapeutics Corp. (a)	1,068,109	125,855,283
Verastem, Inc. (a)(d)(g)	1,343,833	11,704,785
Versartis, Inc. (a)(g)	1,269,838	29,206,274
Versartis, Inc. (g)	673,617	13,943,872
Vertex Pharmaceuticals, Inc. (a)	5,331,394	498,858,538
Vical, Inc. (a)(g)	5,921,845	7,343,088
Vital Therapies, Inc. (d)	1,069,500	25,646,610
Xencor, Inc.	1,252,746	13,391,855
XOMA Corp. (a)	4,689,019	20,537,903
Zafgen, Inc. (d)(g)	1,426,700	29,875,098
Zafgen, Inc. (g)	823,725	15,523,921
ZIOPHARM Oncology, Inc. (a)(d)	163,392	527,756
		8,543,780,081
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	314,300	3
Innocoll AG ADR (a)	239,249	2,024,047
InVivo Therapeutics Holdings Corp. (a)	937,200	581,064
		2,605,114
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
BG Medicine, Inc. (a)(d)	1,177,641	930,336
ChromaDex, Inc. (a)(d)	2,047,600	2,393,644
Transgenomic, Inc. (a)	236,500	910,525
Transgenomic, Inc. (a)	46,240	172,475
Transgenomic, Inc. warrants 2/3/17 (a)	1,419,000	14
		4,406,994
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	457,676
PHARMACEUTICALS - 6.3%
Pharmaceuticals - 6.3%
AcelRx Pharmaceuticals, Inc. (a)(d)	610,629	4,365,997
Achaogen, Inc. (a)(g)	901,382	8,572,143
ALK-Abello A/S	8,500	1,133,553
Aradigm Corp. (a)	159,954	1,494,017
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Auris Medical Holding AG (a)	1,405,000	$ 8,640,750
Auxilium Pharmaceuticals, Inc. (a)(d)	1,004,721	18,687,811
AVANIR Pharmaceuticals Class A (a)(g)	9,758,113	60,695,463
ContraVir Pharmaceuticals, Inc. (a)(d)	237,732	306,674
Egalet Corp.	839,895	8,138,583
Endocyte, Inc. (a)	9,405	69,221
Horizon Pharma, Inc. (a)(d)(g)	5,259,946	54,177,444
Horizon Pharma, Inc. warrants 9/25/17 (a)(g)	759,050	4,472,345
Intra-Cellular Therapies, Inc. (d)(g)	1,536,950	21,855,429
Jazz Pharmaceuticals PLC (a)	650,509	105,980,926
NeurogesX, Inc. (a)(g)	3,131,785	15,033
Pacira Pharmaceuticals, Inc. (a)	957,533	103,662,523
Parnell Pharmaceuticals HoldingsLtd. (g)	692,482	4,134,118
Perrigo Co. PLC	549	81,658
Relypsa, Inc.	1,221,461	30,878,534
Repros Therapeutics, Inc. (a)(d)	717,300	15,723,216
TherapeuticsMD, Inc. (a)(d)	5,215,907	28,948,284
Theravance Biopharma, Inc. (a)(d)	230,087	6,756,505
Theravance, Inc. (a)(d)	1,336,806	31,495,149
Zogenix, Inc. (a)(d)(g)	9,804,706	13,236,353
Zogenix, Inc. warrants 7/27/17 (a)(g)	498,465	5
ZS Pharma, Inc. (d)(g)	1,070,375	43,125,409
		576,647,143
TOTAL COMMON STOCKS (Cost $5,842,594,420)		9,127,897,008
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.6%
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Juno Therapeutics, Inc. Series B, 8.00% (f)	4,635,811	12,655,764
ProQR Therapeutics BV (f)	14,236	14,556,162
Xenon Pharmaceuticals, Inc. Series E (a)(f)	981,626	4,476,215
		31,688,141
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Supplies - 0.1%
Dermira, Inc. Series C, 8.00% (f)	5,079,091	8,431,291

	Shares	Value
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
aTyr Pharma, Inc. 8.00% (a)(f)	3,455,296	$ 8,738,444
Kolltan Pharmaceuticals, Inc. Series D (f)	10,639,609	10,639,609
		19,378,053
TOTAL CONVERTIBLE PREFERRED STOCKS		59,497,485
Nonconvertible Preferred Stocks - 0.1%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Moderna LLC Series D, 8.00% (f)	207,494	4,425,847
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(f)	3,661,108	59,749
Equilibrate Worldwide Therapeutics Series D (a)(f)	3,661,108	147,067
Neuropathic Worldwide Therapeutics Series D (a)(f)	3,661,108	27,568
Oculus Worldwide Therapeutics Series D (a)(f)	3,661,108	45,947
Orchestrate U.S. Therapeutics, Inc. Series D (a)(f)	3,661,108	64,326
Orchestrate Worldwide Therapeutics Series D (a)(f)	3,661,108	114,886
		459,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,885,390
TOTAL PREFERRED STOCKS (Cost $62,402,247)		64,382,875
Money Market Funds - 12.7%

Fidelity Cash Central Fund, 0.11% (b)	87,615,441	87,615,441
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,086,806,834	1,086,806,834
TOTAL MONEY MARKET FUNDS (Cost $1,174,422,275)		1,174,422,275
TOTAL INVESTMENT PORTFOLIO - 112.4% (Cost $7,079,418,942)		10,366,702,158
NET OTHER ASSETS (LIABILITIES) - (12.4)%		(1,141,117,799)
NET ASSETS - 100%		$ 9,225,584,359
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,857,383 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $64,382,875 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 8,738,444
Dermira, Inc. Series C, 8.00%	8/15/14	$ 8,431,291
Security	Acquisition Date	Acquisition Cost
Equilibrate Asia Therapeutics Series D	5/17/13	$ 59,749
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 147,067
Juno Therapeutics, Inc. Series B, 8.00%	8/1/14	$ 12,655,764
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 10,639,609
Moderna LLC Series D, 8.00%	11/6/13	$ 4,425,847
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 27,568
Oculus Worldwide Therapeutics Series D	5/17/13	$ 45,947
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 64,326
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 114,886
ProQR Therapeutics BV	4/17/14	$ 10,327,611
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
(g) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,206
Fidelity Securities Lending Cash Central Fund	12,259,907
Total	$ 12,270,113
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acceleron Pharma, Inc.	$ 101,569,144	$ 30,641,576	$ -	$ -	$ 81,712,691
Achaogen, Inc.	-	13,240,330	-	-	8,572,143
Achillion Pharmaceuticals, Inc.	-	40,456,539	-	-	64,090,858
Acorda Therapeutics, Inc.	84,899,094	46,640,168	6,391,224	-	113,342,562
Adamas Pharmaceuticals, Inc.	-	20,881,114	-	-	23,890,202
Aegerion Pharmaceuticals, Inc.	119,020,586	13,353,417	-	-	78,586,362
Aldeyra Therapeutics, Inc.	-	4,434,130	-	-	1,931,111
Ardelyx, Inc.	-	18,725,640	-	-	19,484,876
Arrowhead Research Corp.	60,456,164	8,029,578	3,764,908	-	46,323,785
Asterias Biotherapeutics, Inc.	-	2,354,072	-	-	2,334,455
AVANIR Pharmaceuticals Class A	43,921,334	-	2,658,660	-	60,695,463
Cara Therapeutics, Inc.	11,534,736	12,547,839	1,898,884	-	11,982,613
Cerulean Pharma, Inc.	-	13,309,800	-	-	8,252,076
Dyax Corp.	98,099,858	-	29,779,408	-	-
Enanta Pharmaceuticals, Inc.	36,812,959	-	2,538,445	-	-
Epizyme, Inc.	91,633,035	4,657,718	-	-	112,177,863
Fate Therapeutics, Inc.	-	-	-	-	7,348,431
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fibrocell Science, Inc.	$ 18,928,582	$ -	$ -	$ -	$ 10,645,248
Geron Corp.	73,457,551	509,309	-	-	37,351,306
Horizon Pharma, Inc.	41,923,973	17,357,747	3,188,559	-	54,177,444
Horizon Pharma, Inc. warrants 2/28/17	2,561,134	-	960,105	-	-
Horizon Pharma, Inc. warrants 9/25/17	5,935,680	-	-	-	4,472,345
Hyperion Therapeutics, Inc.	61,970,829	-	-	-	51,695,666
Ignyta, Inc.	388,430	11,417,596	625,202	-	8,939,318
Intercept Pharmaceuticals, Inc.	540,040,254	-	70,454,324	-	336,819,201
InterMune, Inc.	136,623,843	24,540,674	385,864,998	-	-
Intra-Cellular Therapies, Inc.	24,944,699	-	-	-	21,855,429
Karyopharm Therapeutics, Inc.	82,515,075	31,212,447	-	-	102,179,808
KYTHERA Biopharmaceuticals, Inc.	65,164,828	-	-	-	49,046,411
La Jolla Pharmaceutical Co.	-	9,649,404	-	-	9,551,983
Ligand Pharmaceuticals, Inc. Class B	104,415,820	-	12,748,976	-	66,139,874
Macrogenics, Inc.	41,015,800	33,267,941	2,040,259	-	53,908,048
Minerva Neurosciences, Inc.	-	7,628,400	-	-	9,001,512
NeurogesX, Inc.	31,318	-	-	-	15,033
NewLink Genetics Corp.	79,204,057	-	2,733,987	-	45,726,219
Novavax, Inc.	99,795,974	-	4,444,107	-	67,591,440
Ophthotech Corp.	63,936,838	43,132,809	4,087,185	-	109,539,391
Oragenics, Inc.	9,785,179	-	163,396	-	4,199,676
Orexigen Therapeutics, Inc.	41,880,880	17,627,906	2,366,478	-	48,857,601
Osiris Therapeutics, Inc.	30,846,851	-	1,954,322	-	26,679,359
Parnell Pharmaceuticals Holdings Ltd.	-	6,851,583	-	-	4,134,118
PolyMedix, Inc.	3,003	-	-	-	2,310
PolyMedix, Inc. warrants 4/10/16	30	-	-	-	30
Progenics Pharmaceuticals, Inc.	17,989,120	2,286,244	1,023,011	-	22,403,473
PTC Therapeutics, Inc.	48,825,764	2,488,858	2,207,891	-	48,787,300
Raptor Pharmaceutical Corp.	48,866,529	-	1,843,301	-	-
Receptos, Inc.	61,607,768	26,035,975	15,895,203	-	82,042,810
Sage Therapeutics, Inc.	-	35,068,247	-	-	35,967,312
Sage Therapeutics, Inc.	-	2,295,726	-	-	4,479,679
Sangamo Biosciences, Inc.	83,390,908	44,465,905	24,955,114	-	73,507,820
Sophiris Bio, Inc.	5,264,210	-	38,074	-	3,859,001
Spectrum Pharmaceuticals, Inc.	35,269,565	-	2,179,746	-	31,660,629
Stemline Therapeutics, Inc.	32,154,298	-	-	-	14,025,541
Sunesis Pharmaceuticals, Inc.	18,502,204	3,589,938	1,359,282	-	23,222,580
Verastem, Inc.	19,439,084	-	1,007,250	-	11,704,785
Versartis, Inc.	-	36,677,896	-	-	29,206,274
Versartis, Inc.	-	-	-	-	13,943,872
Vical, Inc.	9,739,012	-	560,601	-	7,343,088
Zafgen, Inc.	-	25,558,067	-	-	29,875,098
Zafgen, Inc.	-	-	-	-	15,523,921
Zogenix, Inc.	42,650,471	-	-	-	13,236,353
Zogenix, Inc. warrants 7/27/17	433,839	-	-	-	5
ZS Pharma, Inc.	-	26,089,809	-	-	43,125,409
Total	$ 2,597,450,310	$ 637,024,402	$ 589,732,900	$ -	$ 2,267,169,211
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 9,127,897,008	$ 9,073,022,737	$ 54,874,268	$ 3
Preferred Stocks	64,382,875	-	-	64,382,875
Money Market Funds	1,174,422,275	1,174,422,275	-	-
Total Investments in Securities:	$ 10,366,702,158	$ 10,247,445,012	$ 54,874,268	$ 64,382,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,063,616,459) - See accompanying schedule: Unaffiliated issuers (cost $4,139,535,598)	$ 6,925,110,672
Fidelity Central Funds (cost $1,174,422,275)	1,174,422,275
Other affiliated issuers (cost $1,765,461,069)	2,267,169,211
Total Investments (cost $7,079,418,942)		$ 10,366,702,158
Receivable for investments sold		872,428
Receivable for fund shares sold		15,190,572
Dividends receivable		424,449
Distributions receivable from Fidelity Central Funds		2,395,957
Other receivables		102,431
Total assets		10,385,687,995

Liabilities
Payable for investments purchased	$ 54,174,168
Payable for fund shares redeemed	13,707,376
Accrued management fee	3,972,838
Other affiliated payables	1,289,475
Other payables and accrued expenses	152,945
Collateral on securities loaned, at value	1,086,806,834
Total liabilities		1,160,103,636

Net Assets		$ 9,225,584,359
Net Assets consist of:
Paid in capital		$ 4,777,854,318
Accumulated net investment loss		(20,699,749)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,181,146,574
Net unrealized appreciation (depreciation) on investments		3,287,283,216
Net Assets, for 42,123,095 shares outstanding		$ 9,225,584,359
Net Asset Value, offering price and redemption price per share ($9,225,584,359 ÷ 42,123,095 shares)		$ 219.01

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 2,771,908
Income from Fidelity Central Funds (including $12,259,907 from security lending)		12,270,113
Total income		15,042,021

Expenses
Management fee	$ 24,037,413
Transfer agent fees	7,489,690
Accounting and security lending fees	708,024
Custodian fees and expenses	64,466
Independent trustees' compensation	100,353
Registration fees	162,114
Audit	23,389
Legal	14,369
Interest	22,478
Miscellaneous	134,914
Total expenses before reductions	32,757,210
Expense reductions	(30)	32,757,180
Net investment income (loss)		(17,715,159)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	887,668,477
Other affiliated issuers	334,986,665
Foreign currency transactions	(2,302)
Total net realized gain (loss)		1,222,652,840
Change in net unrealized appreciation (depreciation) on investment securities		(1,592,969,255)
Net gain (loss)		(370,316,415)
Net increase (decrease) in net assets resulting from operations		$ (388,031,574)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (17,715,159)	$ (21,356,636)
Net realized gain (loss)	1,222,652,840	6,074,305
Change in net unrealized appreciation (depreciation)	(1,592,969,255)	4,047,853,105
Net increase (decrease) in net assets resulting from operations	(388,031,574)	4,032,570,774
Distributions to shareholders from net realized gain	-	(19,359,860)
Share transactions Proceeds from sales of shares	1,466,888,646	6,286,734,102
Reinvestment of distributions	-	18,562,365
Cost of shares redeemed	(2,887,325,315)	(2,736,980,053)
Net increase (decrease) in net assets resulting from share transactions	(1,420,436,669)	3,568,316,414
Redemption fees	739,886	1,059,947
Total increase (decrease) in net assets	(1,807,728,357)	7,582,587,275

Net Assets
Beginning of period	11,033,312,716	3,450,725,441
End of period (including accumulated net investment loss of $20,699,746 and accumulated net investment loss of $2,984,590, respectively)	$ 9,225,584,359	$ 11,033,312,716
Other Information Shares
Sold	7,353,259	37,746,580
Issued in reinvestment of distributions	-	106,764
Redeemed	(15,053,827)	(16,664,868)
Net increase (decrease)	(7,700,568)	21,188,476

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 221.45	$ 120.51	$ 97.78	$ 74.01	$ 67.83	$ 54.62
Income from Investment Operations
Net investment income (loss) D	(.40)	(.54)	(.16)	(.23)	(.41) G	(.39) H
Net realized and unrealized gain (loss)	(2.06)	101.91	29.36	24.11	6.59	13.60
Total from investment operations	(2.46)	101.37	29.20	23.88	6.18	13.21
Distributions from net realized gain	-	(.46)	(6.48)	(.12)	-	-
Redemption fees added to paid in capital D	.02	.03	.01	.01	- K	- K
Net asset value, end of period	$ 219.01	$ 221.45	$ 120.51	$ 97.78	$ 74.01	$ 67.83
Total Return B, C	(1.10)%	84.25%	31.78%	32.31%	9.11%	24.19%
Ratios to Average Net AssetsE, I
Expenses before reductions	.75% A	.76%	.81%	.83%	.87%	.91%
Expenses net of fee waivers, if any	.75% A	.76%	.80%	.83%	.87%	.91%
Expenses net of all reductions	.75% A	.75%	.79%	.83%	.86%	.91%
Net investment income (loss)	(.41)% A	(.32)%	(.15)%	(.27)%	(.59)% G	(.64)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,225,584	$ 11,033,313	$ 3,450,725	$ 1,741,830	$ 1,012,907	$ 1,068,656
Portfolio turnover rate F	72% A	35%	42%	106%	119%	109%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.75)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Actavis PLC	7.0	5.2
McKesson Corp.	5.1	3.7
Shire PLC sponsored ADR	4.4	1.7
AbbVie, Inc.	3.4	0.8
Agilent Technologies, Inc.	3.2	1.7
Alexion Pharmaceuticals, Inc.	3.2	4.5
Biogen Idec, Inc.	3.1	3.8
Covidien PLC	3.1	0.8
Boston Scientific Corp.	3.1	3.5
Allergan, Inc.	3.0	0.0
	38.6
Top Industries (% of fund's net assets)
As of August 31, 2014
Pharmaceuticals	31.3%
Biotechnology	25.1%
Health Care Equipment & Supplies	14.8%
Health Care Providers & Services	14.6%
Life Sciences Tools & Services	5.8%
All Others*	8.4%

As of February 28, 2014
Biotechnology	30.0%
Pharmaceuticals	28.3%
Health Care Equipment & Supplies	14.4%
Health Care Providers & Services	11.8%
Life Sciences Tools & Services	7.6%
All Others*	7.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Health Care Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
BIOTECHNOLOGY - 25.0%
Biotechnology - 25.0%
Acceleron Pharma, Inc.	296,232	$ 7,959,754
Actelion Ltd.	240,000	29,462,448
Alexion Pharmaceuticals, Inc. (a)	1,320,000	223,462,800
Alnylam Pharmaceuticals, Inc. (a)	371,150	25,858,021
Amgen, Inc.	1,280,000	178,406,400
Array BioPharma, Inc. (a)	2,400,000	9,480,000
Arrowhead Research Corp. (a)	800,000	11,656,000
Avalanche Biotechnologies, Inc. (a)	123,386	3,655,927
BioCryst Pharmaceuticals, Inc. (a)	1,400,000	18,900,000
Biogen Idec, Inc. (a)	650,000	222,976,000
BioMarin Pharmaceutical, Inc. (a)	550,000	39,171,000
Celgene Corp. (a)	1,000,000	95,020,000
Celldex Therapeutics, Inc. (a)	275,896	4,389,505
Cubist Pharmaceuticals, Inc.	1,422,640	98,204,839
Discovery Laboratories, Inc. (a)	3,739,618	6,806,105
Dyax Corp. (a)	247,880	2,530,855
Genomic Health, Inc. (a)(d)	530,000	15,751,600
Gilead Sciences, Inc. (a)	1,630,000	175,355,400
Grifols SA ADR	800,000	32,120,000
Innate Pharma SA (a)(d)	1,280,000	14,733,059
Insmed, Inc. (a)	1,300,220	18,112,065
Intercept Pharmaceuticals, Inc. (a)	228,200	66,114,104
InterMune, Inc. (a)	1,000,000	73,450,000
Kindred Biosciences, Inc.	323,053	3,524,508
Neurocrine Biosciences, Inc. (a)	2,000,000	32,620,000
NewLink Genetics Corp. (a)	280,000	7,730,800
NPS Pharmaceuticals, Inc. (a)	400,000	12,072,000
Prothena Corp. PLC (a)	71,395	1,634,946
PTC Therapeutics, Inc. (a)	400,000	12,664,000
Puma Biotechnology, Inc. (a)	400,000	104,204,000
Rigel Pharmaceuticals, Inc. (a)	1,081,800	2,812,680
T2 Biosystems, Inc.	600,000	13,926,000
Ultragenyx Pharmaceutical, Inc.	574,052	30,631,415
Vanda Pharmaceuticals, Inc. (a)(d)(e)	1,997,624	25,849,255
Vertex Pharmaceuticals, Inc. (a)	1,500,000	140,355,000
ZIOPHARM Oncology, Inc. (a)(d)	2,000,000	6,460,000
		1,768,060,486
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc. (d)	850,000	15,844,000
HEALTH CARE EQUIPMENT & SUPPLIES - 14.8%
Health Care Equipment - 13.5%
Boston Scientific Corp. (a)	17,000,000	215,560,000
Cardiovascular Systems, Inc. (a)	501,700	14,293,433
CONMED Corp.	930,000	36,735,000
Covidien PLC	2,520,000	218,811,600
Edwards Lifesciences Corp. (a)	740,000	73,452,400
Genmark Diagnostics, Inc. (a)	2,081,496	22,376,082

	Shares	Value
HeartWare International, Inc. (a)	500,000	$ 40,550,000
Intuitive Surgical, Inc. (a)	45,000	21,150,450
Lumenis Ltd. Class B	800,000	7,176,000
Masimo Corp. (a)	800,000	17,952,000
Medtronic, Inc.	1,700,000	108,545,000
NxStage Medical, Inc. (a)	1,700,000	22,304,000
ResMed, Inc. (d)	460,000	24,403,000
Smith & Nephew PLC sponsored ADR	420,000	36,498,000
Steris Corp.	670,000	37,714,300
TriVascular Technologies, Inc. (e)	1,100,000	15,851,000
Volcano Corp. (a)	1,100,000	13,684,000
Zeltiq Aesthetics, Inc. (a)	1,280,000	26,892,800
		953,949,065
Health Care Supplies - 1.3%
Derma Sciences, Inc. (a)	1,000,000	8,470,000
The Cooper Companies, Inc.	520,000	84,775,600
		93,245,600
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,047,194,665
HEALTH CARE PROVIDERS & SERVICES - 14.5%
Health Care Distributors & Services - 7.3%
Amplifon SpA	3,000,000	17,320,489
Cardinal Health, Inc.	1,400,000	103,180,000
EBOS Group Ltd. (d)	2,800,000	22,390,094
McKesson Corp.	1,840,000	358,855,200
United Drug PLC (United Kingdom) (a)	2,280,000	12,869,483
		514,615,266
Health Care Facilities - 3.1%
Brookdale Senior Living, Inc. (a)	855,000	29,882,250
HCA Holdings, Inc. (a)	1,200,000	83,784,000
NMC Health PLC	1,500,000	12,428,713
Surgical Care Affiliates, Inc.	700,000	20,832,000
Universal Health Services, Inc. Class B	600,000	68,664,000
		215,590,963
Health Care Services - 1.4%
Air Methods Corp. (a)(d)	1,328,000	77,900,480
MEDNAX, Inc. (a)	400,000	22,900,000
		100,800,480
Managed Health Care - 2.7%
Cigna Corp.	900,000	85,140,000
Humana, Inc.	500,000	64,370,000
UnitedHealth Group, Inc.	500,000	43,340,000
		192,850,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,023,856,709
HEALTH CARE TECHNOLOGY - 3.6%
Health Care Technology - 3.6%
athenahealth, Inc. (a)(d)	280,000	40,443,200
Castlight Health, Inc.	1,875,650	20,105,092
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
Castlight Health, Inc. Class B (a)(d)	33,600	$ 400,176
Cerner Corp. (a)	2,500,000	144,150,000
HealthStream, Inc. (a)	460,000	11,941,600
Medidata Solutions, Inc. (a)	880,000	40,955,200
		257,995,268
INDUSTRIAL CONGLOMERATES - 1.8%
Industrial Conglomerates - 1.8%
Danaher Corp.	1,680,000	128,704,800
LIFE SCIENCES TOOLS & SERVICES - 5.6%
Life Sciences Tools & Services - 5.6%
Agilent Technologies, Inc.	3,940,000	225,210,400
Bruker BioSciences Corp. (a)	1,400,000	28,084,000
Illumina, Inc. (a)	800,000	143,488,000
		396,782,400
PHARMACEUTICALS - 31.3%
Pharmaceuticals - 31.3%
AbbVie, Inc.	4,400,000	243,232,000
Actavis PLC (a)	2,180,000	494,816,397
Allergan, Inc.	1,280,000	209,510,400
Auxilium Pharmaceuticals, Inc. (a)(d)	1,000,000	18,600,000
AVANIR Pharmaceuticals Class A (a)	1,373,891	8,545,602
Bristol-Myers Squibb Co.	1,200,000	60,780,000
Dechra Pharmaceuticals PLC	1,700,000	20,461,349
Jazz Pharmaceuticals PLC (a)	520,000	84,718,400
Merck & Co., Inc.	1,900,000	114,209,000
Pacira Pharmaceuticals, Inc. (a)	260,000	28,147,600
Perrigo Co. PLC	1,100,000	163,614,000
Prestige Brands Holdings, Inc. (a)	1,280,000	44,300,800
Salix Pharmaceuticals Ltd. (a)	1,050,000	167,065,500
Shire PLC sponsored ADR	1,280,000	312,768,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,000,000	157,560,000
The Medicines Company (a)	1,150,000	29,451,500
TherapeuticsMD, Inc. (a)	3,000,000	16,650,000
UCB SA	400,000	38,735,246
		2,213,165,794
PROFESSIONAL SERVICES - 0.3%
Human Resource & Employment Services - 0.3%
WageWorks, Inc. (a)	575,000	23,724,500
TOTAL COMMON STOCKS (Cost $4,972,768,149)		6,875,328,622
Convertible Preferred Stocks - 0.4%
	Shares	Value
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Ariosa Diagnostics (a)(f)	248,344	$ 4,522,344
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (f)	1,639,892	11,233,260
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Penumbra, Inc. (f)	1,250,000	15,987,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,300,003)		31,743,104
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.11% (b)	158,550,769	158,550,769
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	86,226,159	86,226,159
TOTAL MONEY MARKET FUNDS (Cost $244,776,928)		244,776,928
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,247,845,080)		7,151,848,654
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(72,950,518)
NET ASSETS - 100%		$ 7,078,898,136
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,743,104 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 10,800,001
Ariosa Diagnostics	11/30/11	$ 3,000,002
Penumbra, Inc.	5/16/14	$ 16,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,984
Fidelity Securities Lending Cash Central Fund	347,021
Total	$ 405,005
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
TriVascular Technologies, Inc.	$ -	$ 13,243,488	$ -	$ -	$ 15,851,000
Vanda Pharmaceuticals, Inc.	24,208,000	5,129,872	-	-	25,849,255
Total	$ 24,208,000	$ 18,373,360	$ 0	$ 0	$ 41,700,255
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 6,875,328,622	$ 6,855,223,530	$ 20,105,092	$ -
Convertible Preferred Stocks	31,743,104	-	-	31,743,104
Money Market Funds	244,776,928	244,776,928	-	-
Total Investments in Securities:	$ 7,151,848,654	$ 7,100,000,458	$ 20,105,092	$ 31,743,104
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	76.3%
Ireland	13.8%
Bailiwick of Jersey	4.4%
Israel	2.3%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $85,344,513) - See accompanying schedule: Unaffiliated issuers (cost $4,968,217,277)	$ 6,865,371,471
Fidelity Central Funds (cost $244,776,928)	244,776,928
Other affiliated issuers (cost $34,850,875)	41,700,255
Total Investments (cost $5,247,845,080)		$ 7,151,848,654
Foreign currency held at value (cost $1,237,927)		1,237,927
Receivable for investments sold		36,953,897
Receivable for fund shares sold		24,702,121
Dividends receivable		2,518,588
Distributions receivable from Fidelity Central Funds		56,032
Other receivables		111,174
Total assets		7,217,428,393

Liabilities
Payable for investments purchased	$ 42,913,407
Payable for fund shares redeemed	5,172,034
Accrued management fee	3,069,200
Other affiliated payables	997,160
Other payables and accrued expenses	152,297
Collateral on securities loaned, at value	86,226,159
Total liabilities		138,530,257

Net Assets		$ 7,078,898,136
Net Assets consist of:
Paid in capital		$ 4,704,385,480
Accumulated net investment loss		(5,594,102)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		476,103,905
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,904,002,853
Net Assets, for 32,368,043 shares outstanding		$ 7,078,898,136
Net Asset Value, offering price and redemption price per share ($7,078,898,136 ÷ 32,368,043 shares)		$ 218.70

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 17,025,420
Income from Fidelity Central Funds (including $347,021 from security lending)		405,005
Total income		17,430,425

Expenses
Management fee	$ 16,877,322
Transfer agent fees	5,144,992
Accounting and security lending fees	576,910
Custodian fees and expenses	63,055
Independent trustees' compensation	66,447
Appreciation in deferred trustee compensation account	226
Registration fees	159,754
Audit	19,583
Legal	8,639
Miscellaneous	42,268
Total expenses before reductions	22,959,196
Expense reductions	(266)	22,958,930
Net investment income (loss)		(5,528,505)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	480,362,152
Foreign currency transactions	115,784
Total net realized gain (loss)		480,477,936
Change in net unrealized appreciation (depreciation) on: Investment securities	(58,211,289)
Assets and liabilities in foreign currencies	(25,356)
Total change in net unrealized appreciation (depreciation)		(58,236,645)
Net gain (loss)		422,241,291
Net increase (decrease) in net assets resulting from operations		$ 416,712,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,528,505)	$ (4,474,719)
Net realized gain (loss)	480,477,936	710,389,142
Change in net unrealized appreciation (depreciation)	(58,236,645)	1,417,684,933
Net increase (decrease) in net assets resulting from operations	416,712,786	2,123,599,356
Distributions to shareholders from net investment income	-	(673,800)
Distributions to shareholders from net realized gain	(296,969,327)	(449,807,909)
Total distributions	(296,969,327)	(450,481,709)
Share transactions Proceeds from sales of shares	1,880,040,746	2,072,747,792
Reinvestment of distributions	284,104,321	430,582,894
Cost of shares redeemed	(1,385,454,309)	(720,645,554)
Net increase (decrease) in net assets resulting from share transactions	778,690,758	1,782,685,132
Redemption fees	183,916	136,125
Total increase (decrease) in net assets	898,618,133	3,455,938,904

Net Assets
Beginning of period	6,180,280,003	2,724,341,099
End of period (including accumulated net investment loss of $5,594,102 and accumulated net investment loss of $65,597, respectively)	$ 7,078,898,136	$ 6,180,280,003
Other Information Shares
Sold	9,170,181	11,268,250
Issued in reinvestment of distributions	1,564,709	2,393,364
Redeemed	(6,862,923)	(4,057,826)
Net increase (decrease)	3,871,967	9,603,788

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected-Share Data
Net asset value, beginning of period	$ 216.88	$ 144.20	$ 133.07	$ 133.93	$ 109.17	$ 73.65
Income from Investment Operations
Net investment income (loss) D	(.18)	(.20)	.50	- K	.04	.06
Net realized and unrealized gain (loss)	12.41	92.44	24.74	10.86	24.90	35.71
Total from investment operations	12.23	92.24	25.24	10.86	24.94	35.77
Distributions from net investment income	-	(.03)	(.44)	-	(.17)	(.25)
Distributions from net realized gain	(10.42)	(19.53)	(13.67)	(11.72)	(.01)	(.01)
Total distributions	(10.42)	(19.57) M	(14.11)	(11.72)	(.18)	(.25) L
Redemption fees added to paid in capital D	.01	.01	- K	- K	- K	- K
Net asset value, end of period	$ 218.70	$ 216.88	$ 144.20	$ 133.07	$ 133.93	$ 109.17
Total Return B, C	6.62%	67.13%	20.07%	9.10%	22.86%	48.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.77%	.79%	.80%	.82%	.88%
Expenses net of fee waivers, if any	.75% A	.77%	.79%	.80%	.82%	.88%
Expenses net of all reductions	.75% A	.76%	.78%	.80%	.82%	.87%
Net investment income (loss)	(.18)% A	(.11)%	.36%	.00% G	.03%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,078,898	$ 6,180,280	$ 2,724,341	$ 2,176,224	$ 1,991,604	$ 1,727,742
Portfolio turnover rateF	99% A, I	99%	95%	130%	99%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.25 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.005 per share. MTotal distributions of $19.57 per share is comprised of distributions from net investment income of $0.034 and distributions from net realized gain of $19.532 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	15.5	17.2
Express Scripts Holding Co.	12.3	15.4
McKesson Corp.	9.0	8.8
Cardinal Health, Inc.	7.4	7.7
HCA Holdings, Inc.	5.8	4.9
Cigna Corp.	4.6	4.7
Community Health Systems, Inc.	3.9	2.9
DaVita HealthCare Partners, Inc.	3.9	4.9
Quest Diagnostics, Inc.	3.8	3.5
AmSurg Corp.	2.6	0.0
	68.8
Top Industries (% of fund's net assets)
As of August 31, 2014
Health Care Providers & Services	93.2%
Specialty Retail	1.7%
Food & Staples Retailing	0.8%
Health Care Technology	0.8%
Diversified Consumer Services	0.5%
All Others*	3.0%

As of February 28, 2014
Health Care Providers & Services	95.3%
Food & Staples Retailing	1.0%
Diversified Consumer Services	0.8%
Health Care Equipment & Supplies	0.7%
Professional Services	0.5%
All Others*	1.7%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Medical Delivery Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Stericycle, Inc. (a)	9,000	$ 1,069,650
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
H&R Block, Inc.	103,200	3,460,296
FOOD & STAPLES RETAILING - 0.8%
Drug Retail - 0.8%
CVS Caremark Corp.	66,300	5,267,535
Jean Coutu Group, Inc. Class A (sub. vtg.)	33,000	684,705
		5,952,240
HEALTH CARE PROVIDERS & SERVICES - 93.2%
Health Care Distributors & Services - 19.2%
AmerisourceBergen Corp.	98,900	7,653,871
Cardinal Health, Inc.	735,200	54,184,240
Henry Schein, Inc. (a)	14,200	1,699,598
McKesson Corp.	339,000	66,115,170
MWI Veterinary Supply, Inc. (a)	85,400	12,131,070
		141,783,949
Health Care Facilities - 15.3%
AmSurg Corp. (a)	363,316	19,542,768
Community Health Systems, Inc. (a)	531,200	28,833,536
Hanger, Inc. (a)	11,400	255,360
HCA Holdings, Inc. (a)	611,700	42,708,894
LifePoint Hospitals, Inc. (a)	204,700	15,311,560
Surgical Care Affiliates, Inc.	30,900	919,584
U.S. Physical Therapy, Inc.	155,600	5,554,920
		113,126,622
Health Care Services - 37.7%
Accretive Health, Inc. (a)(d)	1,137,000	9,209,700
Adeptus Health, Inc. Class A (d)	74,600	2,110,434
Air Methods Corp. (a)(d)	300,300	17,615,598
AMN Healthcare Services, Inc. (a)	382,976	5,790,597
Bio-Reference Laboratories, Inc. (a)(d)	11,100	322,455
BioScrip, Inc. (a)(d)	1,328,702	11,240,819
Catamaran Corp. (a)	307,612	14,493,666
Corvel Corp. (a)	29,100	1,190,190
DaVita HealthCare Partners, Inc. (a)	381,700	28,505,356
Express Scripts Holding Co. (a)	1,229,050	90,863,667
Fresenius SE & Co. KGaA	259,300	12,650,460
IPC The Hospitalist Co., Inc. (a)	117,900	5,699,286
Laboratory Corp. of America Holdings (a)	96,200	10,315,526
Landauer, Inc.	63,100	2,298,102
MEDNAX, Inc. (a)	281,200	16,098,700
Omnicare, Inc.	214,500	13,678,665
Providence Service Corp. (a)	60,500	2,754,565
Quest Diagnostics, Inc.	438,700	27,730,227
Team Health Holdings, Inc. (a)	86,700	5,073,684
		277,641,697

	Shares	Value
Managed Health Care - 21.0%
Cigna Corp.	358,900	$ 33,951,940
Molina Healthcare, Inc. (a)	103,100	4,932,304
Qualicorp SA (a)	132,400	1,656,109
UnitedHealth Group, Inc.	1,316,397	114,105,291
		154,645,644
TOTAL HEALTH CARE PROVIDERS & SERVICES		687,197,912
HEALTH CARE TECHNOLOGY - 0.8%
Health Care Technology - 0.8%
Castlight Health, Inc. Class B (a)(d)	4,500	53,595
MedAssets, Inc. (a)	239,300	5,503,900
		5,557,495
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Danaher Corp.	13,800	1,057,218
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
Xerox Corp.	266,300	3,677,603
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Pall Corp.	3,800	320,606
PROFESSIONAL SERVICES - 0.2%
Research & Consulting Services - 0.2%
Huron Consulting Group, Inc. (a)	10,000	604,800
Verisk Analytics, Inc. (a)	16,500	1,059,135
		1,663,935
SPECIALTY RETAIL - 1.7%
Specialty Stores - 1.7%
PetSmart, Inc. (d)	175,500	12,560,535
TOTAL COMMON STOCKS (Cost $446,594,798)		722,517,490
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	10,964,222	$ 10,964,222
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	20,218,406	20,218,406
TOTAL MONEY MARKET FUNDS (Cost $31,182,628)		31,182,628
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $477,777,426)		753,700,118
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(16,563,977)
NET ASSETS - 100%		$ 737,136,141
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,269
Fidelity Securities Lending Cash Central Fund	46,712
Total	$ 50,981
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,746,951) - See accompanying schedule: Unaffiliated issuers (cost $446,594,798)	$ 722,517,490
Fidelity Central Funds (cost $31,182,628)	31,182,628
Total Investments (cost $477,777,426)		$ 753,700,118
Receivable for investments sold		5,038,611
Receivable for fund shares sold		1,003,139
Dividends receivable		120,885
Distributions receivable from Fidelity Central Funds		5,233
Other receivables		11,086
Total assets		759,879,072

Liabilities
Payable for investments purchased	$ 326,424
Payable for fund shares redeemed	1,708,293
Accrued management fee	325,825
Other affiliated payables	132,437
Other payables and accrued expenses	31,546
Collateral on securities loaned, at value	20,218,406
Total liabilities		22,742,931

Net Assets		$ 737,136,141
Net Assets consist of:
Paid in capital		$ 417,276,480
Accumulated net investment loss		(165,021)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,103,051
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		275,921,631
Net Assets, for 9,135,256 shares outstanding		$ 737,136,141
Net Asset Value, offering price and redemption price per share ($737,136,141 ÷ 9,135,256 shares)		$ 80.69

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 2,522,836
Income from Fidelity Central Funds (including $46,712 from security lending)		50,981
Total income		2,573,817

Expenses
Management fee	$ 1,872,034
Transfer agent fees	663,454
Accounting and security lending fees	125,473
Custodian fees and expenses	10,350
Independent trustees' compensation	7,562
Registration fees	24,440
Audit	17,183
Legal	1,019
Interest	149
Miscellaneous	12,548
Total expenses		2,734,212
Net investment income (loss)		(160,395)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,114,234
Foreign currency transactions	8,554
Total net realized gain (loss)		47,122,788
Change in net unrealized appreciation (depreciation) on: Investment securities	25,775,190
Assets and liabilities in foreign currencies	65
Total change in net unrealized appreciation (depreciation)		25,775,255
Net gain (loss)		72,898,043
Net increase (decrease) in net assets resulting from operations		$ 72,737,648

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (160,395)	$ (649,182)
Net realized gain (loss)	47,122,788	65,911,002
Change in net unrealized appreciation (depreciation)	25,775,255	128,109,218
Net increase (decrease) in net assets resulting from operations	72,737,648	193,371,038
Distributions to shareholders from net realized gain	(26,144,964)	(41,435,622)
Share transactions Proceeds from sales of shares	67,274,984	261,222,310
Reinvestment of distributions	25,216,481	40,055,096
Cost of shares redeemed	(94,439,574)	(323,684,837)
Net increase (decrease) in net assets resulting from share transactions	(1,948,109)	(22,407,431)
Redemption fees	5,508	9,206
Total increase (decrease) in net assets	44,650,083	129,537,191

Net Assets
Beginning of period	692,486,058	562,948,867
End of period (including accumulated net investment loss of $165,021 and accumulated net investment loss of $4,626, respectively)	$ 737,136,141	$ 692,486,058
Other Information Shares
Sold	883,218	3,857,742
Issued in reinvestment of distributions	356,921	580,095
Redeemed	(1,270,733)	(4,670,775)
Net increase (decrease)	(30,594)	(232,938)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 75.55	$ 59.90	$ 61.26	$ 55.32	$ 44.38	$ 25.53
Income from Investment Operations
Net investment income (loss) D	(.02)	(.07)	.06	(.03)	(.25)	(.24)
Net realized and unrealized gain (loss)	8.05	20.08	1.77	5.96	11.19	19.09
Total from investment operations	8.03	20.01	1.83	5.93	10.94	18.85
Distributions from net investment income	-	-	(.03)	-	-	-
Distributions from net realized gain	(2.89)	(4.36)	(3.16)	-	-	-
Total distributions	(2.89)	(4.36)	(3.19)	-	-	-
Redemption fees added to paid in capital D	- I	- I	- I	.01	- I	- I
Net asset value, end of period	$ 80.69	$ 75.55	$ 59.90	$ 61.26	$ 55.32	$ 44.38
Total ReturnB, C	11.17%	34.22%	3.17%	10.74%	24.65%	73.83%
Ratios to Average Net AssetsE, G
Expenses before reductions	.80% A	.82%	.84%	.86%	.89%	.96%
Expenses net of fee waivers, if any	.80% A	.82%	.84%	.86%	.89%	.96%
Expenses net of all reductions	.80% A	.82%	.83%	.84%	.88%	.96%
Net investment income (loss)	(.05)% A	(.10)%	.10%	(.05)%	(.54)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 737,136	$ 692,486	$ 562,949	$ 870,358	$ 566,400	$ 466,110
Portfolio turnover rateF	44% A	65%	96%	86%	55%	50%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Covidien PLC	13.1	7.3
Boston Scientific Corp.	9.9	12.5
Medtronic, Inc.	8.0	4.3
Abbott Laboratories	6.1	5.0
Stryker Corp.	5.0	6.5
The Cooper Companies, Inc.	4.2	4.1
Edwards Lifesciences Corp.	4.0	3.2
Zimmer Holdings, Inc.	3.5	1.5
ResMed, Inc.	2.8	2.6
Intuitive Surgical, Inc.	2.7	5.2
	59.3
Top Industries (% of fund's net assets)
As of August 31, 2014
Health Care Equipment & Supplies	84.8%
Pharmaceuticals	4.9%
Life Sciences Tools & Services	4.7%
Industrial Conglomerates	2.0%
Health Care Providers & Services	1.3%
All Others*	2.3%

As of February 28, 2014
Health Care Equipment & Supplies	86.6%
Life Sciences Tools & Services	4.9%
Pharmaceuticals	3.6%
Biotechnology	1.9%
Industrial Conglomerates	1.2%
All Others*	1.8%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Medical Equipment and Systems Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
T2 Biosystems, Inc.	150,000	$ 3,481,500
HEALTH CARE EQUIPMENT & SUPPLIES - 84.1%
Health Care Equipment - 77.5%
Abbott Laboratories	2,450,000	103,488,000
Accuray, Inc. (a)(d)	900,000	7,326,000
Atricure, Inc. (a)	700,000	10,864,000
Baxter International, Inc.	380,000	28,492,400
Boston Scientific Corp. (a)	13,100,000	166,108,000
Cardiovascular Systems, Inc. (a)	280,500	7,991,445
CONMED Corp.	520,000	20,540,000
Covidien PLC	2,550,000	221,416,500
DexCom, Inc. (a)	320,000	14,144,000
Edwards Lifesciences Corp. (a)	680,000	67,496,800
Exactech, Inc. (a)	500,000	11,940,000
Genmark Diagnostics, Inc. (a)(d)	1,266,906	13,619,240
HeartWare International, Inc. (a)	230,000	18,653,000
Inogen, Inc. (d)	400,000	8,260,000
Insulet Corp. (a)	120,000	4,333,200
Integra LifeSciences Holdings Corp. (a)	480,000	23,995,200
Intuitive Surgical, Inc. (a)	98,000	46,060,980
Lumenis Ltd. Class B	400,000	3,588,000
Masimo Corp. (a)	540,000	12,117,600
Medtronic, Inc.	2,100,000	134,085,000
Natus Medical, Inc. (a)	600,000	16,866,000
NxStage Medical, Inc. (a)	1,160,000	15,219,200
Orthofix International NV (a)	322,000	10,919,020
PW Medtech Group Ltd. (a)	10,000,000	5,277,385
ResMed, Inc. (d)	900,000	47,745,000
Roka Bioscience, Inc.	284,179	2,997,520
Roka Bioscience, Inc. (a)	83,300	976,276
Smith & Nephew PLC sponsored ADR (d)	420,000	36,498,000
St. Jude Medical, Inc.	290,000	19,021,100
Steris Corp.	450,000	25,330,500
Stryker Corp.	1,000,000	83,310,000
Teleflex, Inc.	50,000	5,474,000
Tornier NV (a)	1,000,000	21,620,000
TriVascular Technologies, Inc. (d)	380,000	5,475,800
Volcano Corp. (a)	900,000	11,196,000
Zeltiq Aesthetics, Inc. (a)(d)	650,000	13,656,500
Zimmer Holdings, Inc.	600,000	59,586,000
		1,305,687,666
Health Care Supplies - 6.6%
ASAHI INTECC Co. Ltd.	160,000	7,473,689
DENTSPLY International, Inc.	250,000	11,926,250
Derma Sciences, Inc. (a)(d)	400,000	3,388,000
The Cooper Companies, Inc.	430,000	70,102,900

	Shares	Value
The Spectranetics Corp. (a)	400,000	$ 11,352,000
Vascular Solutions, Inc. (a)	280,000	6,692,000
		110,934,839
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,416,622,505
HEALTH CARE PROVIDERS & SERVICES - 1.1%
Health Care Distributors & Services - 0.5%
Amplifon SpA	1,600,000	9,237,594
Health Care Services - 0.6%
Miraca Holdings, Inc.	200,000	9,303,667
TOTAL HEALTH CARE PROVIDERS & SERVICES		18,541,261
HEALTH CARE TECHNOLOGY - 0.6%
Health Care Technology - 0.6%
Castlight Health, Inc.	999,300	10,711,497
Castlight Health, Inc. Class B (a)(d)	9,000	107,190
		10,818,687
INDUSTRIAL CONGLOMERATES - 2.0%
Industrial Conglomerates - 2.0%
Danaher Corp.	450,000	34,474,500
LIFE SCIENCES TOOLS & SERVICES - 4.5%
Life Sciences Tools & Services - 4.5%
Agilent Technologies, Inc.	790,000	45,156,400
Bruker BioSciences Corp. (a)	460,000	9,227,600
Illumina, Inc. (a)	116,000	20,805,760
		75,189,760
PHARMACEUTICALS - 4.9%
Pharmaceuticals - 4.9%
Actavis PLC (a)	172,000	39,040,560
Shire PLC sponsored ADR	180,000	43,983,000
		83,023,560
TOTAL COMMON STOCKS (Cost $1,139,655,857)		1,642,151,773
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.6%
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Ariosa Diagnostics (a)(e)	173,891	3,166,555
Ariosa Diagnostics Series B (a)(e)	26,588	484,167
		3,650,722
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (e)	455,526	3,120,353
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Penumbra, Inc. (e)	265,152	$ 3,391,294
TOTAL CONVERTIBLE PREFERRED STOCKS		10,162,369
Nonconvertible Preferred Stocks - 0.7%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Health Care Equipment - 0.7%
Sartorius AG (non-vtg.)	100,000	11,883,364
TOTAL PREFERRED STOCKS (Cost $18,314,751)		22,045,733
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.11% (b)	22,372,620	22,372,620
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	61,299,974	61,299,974
TOTAL MONEY MARKET FUNDS (Cost $83,672,594)		83,672,594
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,241,643,202)		1,747,870,100
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(62,800,170)
NET ASSETS - 100%		$ 1,685,069,930
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,162,369 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 3,000,003
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 2,100,603
Ariosa Diagnostics Series B	3/1/13	$ 321,189
Penumbra, Inc.	5/16/14	$ 3,500,006
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,442
Fidelity Securities Lending Cash Central Fund	574,883
Total	$ 582,325
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Exactech, Inc.	$ 18,640,000	$ -	$ 6,836,108	$ -	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,642,151,773	$ 1,628,442,756	$ 13,709,017	$ -
Preferred Stocks	22,045,733	11,883,364	-	10,162,369
Money Market Funds	83,672,594	83,672,594	-	-
Total Investments in Securities:	$ 1,747,870,100	$ 1,723,998,714	$ 13,709,017	$ 10,162,369
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	75.1%
Ireland	15.4%
Bailiwick of Jersey	2.6%
United Kingdom	2.2%
Netherlands	1.3%
Japan	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,213,631) - See accompanying schedule: Unaffiliated issuers (cost $1,157,970,608)	$ 1,664,197,506
Fidelity Central Funds (cost $83,672,594)	83,672,594
Total Investments (cost $1,241,643,202)		$ 1,747,870,100
Receivable for fund shares sold		453,663
Dividends receivable		438,936
Distributions receivable from Fidelity Central Funds		77,449
Other receivables		26,004
Total assets		1,748,866,152

Liabilities
Payable for fund shares redeemed	1,388,572
Accrued management fee	765,295
Other affiliated payables	295,575
Other payables and accrued expenses	46,806
Collateral on securities loaned, at value	61,299,974
Total liabilities		63,796,222

Net Assets		$ 1,685,069,930
Net Assets consist of:
Paid in capital		$ 1,075,154,692
Undistributed net investment income		497,385
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		103,192,856
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		506,224,997
Net Assets, for 44,003,457 shares outstanding		$ 1,685,069,930
Net Asset Value, offering price and redemption price per share ($1,685,069,930 ÷ 44,003,457 shares)		$ 38.29

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 6,839,709
Income from Fidelity Central Funds (including $574,883 from security lending)		582,325
Total income		7,422,034

Expenses
Management fee	$ 4,596,239
Transfer agent fees	1,528,852
Accounting and security lending fees	266,448
Custodian fees and expenses	15,974
Independent trustees' compensation	18,629
Registration fees	22,338
Audit	20,042
Legal	1,213
Interest	581
Miscellaneous	12,711
Total expenses before reductions	6,483,027
Expense reductions	(4,133)	6,478,894
Net investment income (loss)		943,140
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	104,581,527
Other affiliated issuers	1,578,058
Foreign currency transactions	(1,250)
Total net realized gain (loss)		106,158,335
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,983,010)
Assets and liabilities in foreign currencies	(2,475)
Total change in net unrealized appreciation (depreciation)		(6,985,485)
Net gain (loss)		99,172,850
Net increase (decrease) in net assets resulting from operations		$ 100,115,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 943,140	$ 542,219
Net realized gain (loss)	106,158,335	241,949,611
Change in net unrealized appreciation (depreciation)	(6,985,485)	235,346,992
Net increase (decrease) in net assets resulting from operations	100,115,990	477,838,822
Distributions to shareholders from net realized gain	(88,186,350)	(151,100,524)
Share transactions Proceeds from sales of shares	92,485,754	331,322,104
Reinvestment of distributions	84,542,520	144,921,726
Cost of shares redeemed	(224,219,057)	(487,114,820)
Net increase (decrease) in net assets resulting from share transactions	(47,190,783)	(10,870,990)
Redemption fees	14,505	12,218
Total increase (decrease) in net assets	(35,246,638)	315,879,526

Net Assets
Beginning of period	1,720,316,568	1,404,437,042
End of period (including undistributed net investment income of $497,385 and distributions in excess of net investment income of $445,755, respectively)	$ 1,685,069,930	$ 1,720,316,568
Other Information Shares
Sold	2,470,835	9,478,330
Issued in reinvestment of distributions	2,454,064	4,182,266
Redeemed	(6,152,112)	(14,326,567)
Net increase (decrease)	(1,227,213)	(665,971)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.03	$ 30.60	$ 28.02	$ 29.55	$ 25.23	$ 17.30
Income from Investment Operations
Net investment income (loss) D	.02	.01	.04	.01	(.01) G	(.03)
Net realized and unrealized gain (loss)	2.20	10.94	3.77	(.10)	4.33	7.96
Total from investment operations	2.22	10.95	3.81	(.09)	4.32	7.93
Distributions from net investment income	-	-	(.05)	(.02)	-	-
Distributions from net realized gain	(1.96)	(3.52)	(1.18)	(1.43)	-	-
Total distributions	(1.96)	(3.52)	(1.23)	(1.44) K	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 38.29	$ 38.03	$ 30.60	$ 28.02	$ 29.55	$ 25.23
Total Return B, C	6.41%	37.03%	14.09%	.23%	17.12%	45.84%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.80%	.83%	.84%	.86%	.91%
Expenses net of fee waivers, if any	.78% A	.80%	.83%	.84%	.86%	.91%
Expenses net of all reductions	.78% A	.79%	.82%	.84%	.86%	.90%
Net investment income (loss)	.11% A	.04%	.13%	.02%	(.04)% G	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,685,070	$ 1,720,317	$ 1,404,437	$ 1,361,012	$ 1,408,343	$ 1,377,991
Portfolio turnover rateF	65% A	75%	69%	120%	92%	83%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $1.44 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $1.426 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Actavis PLC	8.8	5.4
AbbVie, Inc.	7.3	6.2
AstraZeneca PLC sponsored ADR	5.4	5.8
Novartis AG sponsored ADR	5.1	6.3
Bristol-Myers Squibb Co.	5.0	5.1
Johnson & Johnson	4.9	5.1
Shire PLC sponsored ADR	4.3	2.6
Merck & Co., Inc.	4.3	4.4
Perrigo Co. PLC	3.9	4.7
Valeant Pharmaceuticals International (Canada)	3.5	3.9
	52.5
Top Industries (% of fund's net assets)
As of August 31, 2014
Pharmaceuticals	86.4%
Biotechnology	6.7%
Health Care Equipment & Supplies	2.1%
Health Care Providers & Services	1.6%
Household Products	1.1%
All Others*	2.1%

As of February 28, 2014
Pharmaceuticals	87.3%
Biotechnology	5.8%
Health Care Equipment & Supplies	2.4%
Health Care Providers & Services	1.2%
Household Products	0.9%
All Others*	2.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Pharmaceuticals Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BIOTECHNOLOGY - 6.7%
Biotechnology - 6.7%
Agios Pharmaceuticals, Inc. (a)	27,953	$ 1,291,988
Alnylam Pharmaceuticals, Inc. (a)	27,400	1,908,958
AMAG Pharmaceuticals, Inc. (a)	235,500	5,329,365
Cara Therapeutics, Inc. (d)	292,200	2,986,284
Celgene Corp. (a)	211,700	20,115,734
Celldex Therapeutics, Inc. (a)	33,100	526,621
Cubist Pharmaceuticals, Inc.	198,000	13,667,940
Discovery Laboratories, Inc. (a)	263,123	478,884
Eleven Biotherapeutics, Inc.	58,800	651,504
Genmab A/S (a)	79,500	3,173,605
Innate Pharma SA (a)(d)	314,800	3,623,412
Insmed, Inc. (a)	72,100	1,004,353
Intercept Pharmaceuticals, Inc. (a)	10,598	3,070,453
Knight Therapeutics, Inc. (a)	366,200	1,842,283
Lion Biotechnologies, Inc. (a)	144,800	996,224
Medivation, Inc. (a)	83,500	7,620,210
MEI Pharma, Inc. (a)	153,867	1,120,152
NewLink Genetics Corp. (a)	70,700	1,952,027
Novavax, Inc. (a)	370,400	1,737,176
Oncothyreon, Inc. (a)	324,000	758,160
Pfenex, Inc. (a)	250,700	1,617,015
Receptos, Inc. (a)	83,700	4,281,255
Regeneron Pharmaceuticals, Inc. (a)	34,800	12,198,096
Regulus Therapeutics, Inc. (a)	50,900	350,192
United Therapeutics Corp. (a)	75,000	8,837,250
Vanda Pharmaceuticals, Inc. (a)	161,800	2,093,692
		103,232,833
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Royal DSM NV (d)	108,058	7,215,566
FOOD & STAPLES RETAILING - 0.4%
Drug Retail - 0.4%
Tsuruha Holdings, Inc.	116,300	6,349,022
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
Health Care Equipment - 2.1%
Abbott Laboratories	673,500	28,448,640
DBV Technologies SA (a)(d)	76,200	2,165,660
Genmark Diagnostics, Inc. (a)	63,100	678,325
		31,292,625
HEALTH CARE PROVIDERS & SERVICES - 1.6%
Health Care Distributors & Services - 1.4%
Arseus NV	74,069	4,032,577
McKesson Corp.	59,500	11,604,285
PharMerica Corp. (a)	218,900	5,448,421
		21,085,283

	Shares	Value
Health Care Services - 0.2%
Accretive Health, Inc. (a)	406,452	$ 3,292,261
TOTAL HEALTH CARE PROVIDERS & SERVICES		24,377,544
HOUSEHOLD PRODUCTS - 1.1%
Household Products - 1.1%
Reckitt Benckiser Group PLC	190,891	16,637,654
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	162,300	9,277,068
Eurofins Scientific SA	17,900	5,083,784
		14,360,852
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	549,200
PHARMACEUTICALS - 86.4%
Pharmaceuticals - 86.4%
AbbVie, Inc.	2,024,190	111,897,223
Actavis PLC (a)	594,907	135,031,991
Akorn, Inc. (a)	128,900	5,029,678
ALK-Abello A/S	10,200	1,360,264
Allergan, Inc.	216,300	35,403,984
AstraZeneca PLC sponsored ADR	1,079,100	82,022,391
Biodelivery Sciences International, Inc. (a)	314,000	5,024,000
Bristol-Myers Squibb Co.	1,517,210	76,846,687
Catalent, Inc. (a)	670,000	14,405,000
Cempra, Inc. (a)(d)	56,900	601,433
DepoMed, Inc. (a)	497,700	7,639,695
Eli Lilly & Co.	218,800	13,906,928
Endo Health Solutions, Inc. (a)	105,300	6,708,663
GlaxoSmithKline PLC sponsored ADR (d)	689,600	33,859,360
Horizon Pharma, Inc. (a)	143,000	1,472,900
Impax Laboratories, Inc. (a)	284,900	7,019,936
Jazz Pharmaceuticals PLC (a)	104,800	17,074,016
Johnson & Johnson	725,700	75,276,861
Lannett Co., Inc. (a)	55,400	2,181,652
Mallinckrodt PLC (a)(d)	327,900	26,720,571
Merck & Co., Inc.	1,102,336	66,261,417
Mylan, Inc. (a)	413,400	20,091,240
Novartis AG sponsored ADR	875,298	78,636,772
Novo Nordisk A/S Series B sponsored ADR	1,137,300	52,270,308
Pacira Pharmaceuticals, Inc. (a)	44,800	4,850,048
Perrigo Co. PLC	405,252	60,277,182
Pfizer, Inc.	1,171,488	34,430,032
Recordati SpA	622,500	10,142,380
Revance Therapeutics, Inc.	29,400	686,490
Roche Holding AG (participation certificate)	178,459	52,120,374
Sagent Pharmaceuticals, Inc. (a)	417,400	11,612,068
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	185,300	$ 29,483,083
Sanofi SA sponsored ADR	950,222	51,977,143
Shire PLC sponsored ADR	271,500	66,341,025
Teva Pharmaceutical Industries Ltd. sponsored ADR	915,089	48,060,474
The Medicines Company (a)	368,000	9,424,480
Theravance Biopharma, Inc. (a)	1	29
Theravance, Inc. (a)(d)	157,000	3,698,920
Valeant Pharmaceuticals International (Canada) (a)	455,127	53,319,302
XenoPort, Inc. (a)	111,500	566,420
Zoetis, Inc. Class A	330,300	11,705,832
		1,325,438,252
TOTAL COMMON STOCKS (Cost $1,117,709,257)		1,529,453,548
Convertible Preferred Stocks - 0.0%

LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Living Proof, Inc. 8.00% (a)(e) (Cost $200,000)	112,714	200,000
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.11% (b)	7,484,854	7,484,854
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	46,764,832	46,764,832
TOTAL MONEY MARKET FUNDS (Cost $54,249,686)		54,249,686
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,172,158,943)		1,583,903,234
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(48,908,339)
NET ASSETS - 100%		$ 1,534,994,895
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Living Proof, Inc. 8.00%	2/13/13	$ 200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,731
Fidelity Securities Lending Cash Central Fund	243,312
Total	$ 250,043
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,529,453,548	$ 1,477,333,174	$ 52,120,374	$ -
Convertible Preferred Stocks	200,000	-	-	200,000
Money Market Funds	54,249,686	54,249,686	-	-
Total Investments in Securities:	$ 1,583,903,234	$ 1,531,582,860	$ 52,120,374	$ 200,000
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	46.3%
Ireland	15.9%
United Kingdom	8.7%
Switzerland	8.5%
Bailiwick of Jersey	4.3%
France	3.7%
Denmark	3.7%
Canada	3.6%
Israel	3.1%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,002,368) - See accompanying schedule: Unaffiliated issuers (cost $1,117,909,257)	$ 1,529,653,548
Fidelity Central Funds (cost $54,249,686)	54,249,686
Total Investments (cost $1,172,158,943)		$ 1,583,903,234
Foreign currency held at value (cost $360,752)		360,481
Receivable for fund shares sold		2,211,249
Dividends receivable		3,987,132
Distributions receivable from Fidelity Central Funds		41,902
Other receivables		18,502
Total assets		1,590,522,500

Liabilities
Payable for investments purchased	$ 1,024,735
Payable for fund shares redeemed	6,710,516
Accrued management fee	685,244
Other affiliated payables	291,151
Other payables and accrued expenses	51,127
Collateral on securities loaned, at value	46,764,832
Total liabilities		55,527,605

Net Assets		$ 1,534,994,895
Net Assets consist of:
Paid in capital		$ 1,003,823,540
Undistributed net investment income		7,463,803
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,977,056
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		411,730,496
Net Assets, for 72,419,394 shares outstanding		$ 1,534,994,895
Net Asset Value, offering price and redemption price per share ($1,534,994,895 ÷ 72,419,394 shares)		$ 21.20

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 14,436,731
Income from Fidelity Central Funds (including $243,312 from security lending)		250,043
Income before foreign taxes withheld		14,686,774
Less foreign taxes withheld		(760,329)
Total income		13,926,445

Expenses
Management fee	$ 4,398,940
Transfer agent fees	1,570,094
Accounting and security lending fees	254,262
Custodian fees and expenses	26,521
Independent trustees' compensation	17,849
Registration fees	80,021
Audit	17,514
Legal	1,281
Interest	700
Miscellaneous	26,015
Total expenses before reductions	6,393,197
Expense reductions	(10)	6,393,187
Net investment income (loss)		7,533,258
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,581,696
Redemption in-kind with affiliated entities.	44,138,441
Foreign currency transactions	3,436
Total net realized gain (loss)		114,723,573
Change in net unrealized appreciation (depreciation) on: Investment securities	(50,791,373)
Assets and liabilities in foreign currencies	(14,606)
Total change in net unrealized appreciation (depreciation)		(50,805,979)
Net gain (loss)		63,917,594
Net increase (decrease) in net assets resulting from operations		$ 71,450,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,533,258	$ 16,496,114
Net realized gain (loss)	114,723,573	201,706,580
Change in net unrealized appreciation (depreciation)	(50,805,979)	250,055,119
Net increase (decrease) in net assets resulting from operations	71,450,852	468,257,813
Distributions to shareholders from net investment income	(6,589,200)	(11,589,044)
Distributions to shareholders from net realized gain	(75,239,459)	(115,013,141)
Total distributions	(81,828,659)	(126,602,185)
Share transactions Proceeds from sales of shares	459,477,512	687,383,334
Reinvestment of distributions	78,993,482	122,417,330
Cost of shares redeemed	(627,905,925)	(427,820,714)
Net increase (decrease) in net assets resulting from share transactions	(89,434,931)	381,979,950
Redemption fees	64,207	43,637
Total increase (decrease) in net assets	(99,748,531)	723,679,215

Net Assets
Beginning of period	1,634,743,426	911,064,211
End of period (including undistributed net investment income of $7,463,803 and undistributed net investment income of $6,519,745, respectively)	$ 1,534,994,895	$ 1,634,743,426
Other Information Shares
Sold	22,504,222	36,408,752
Issued in reinvestment of distributions	4,233,305	6,585,841
Redeemed	(30,729,997)	(23,077,006)
Net increase (decrease)	(3,992,470)	19,917,587

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.39	$ 16.13	$ 14.11	$ 12.74	$ 10.93	$ 7.60
Income from Investment Operations
Net investment income (loss) D	.10	.26	.23	.15	.17	.14
Net realized and unrealized gain (loss)	.78	6.96	2.26	1.64	1.96	3.35
Total from investment operations	.88	7.22	2.49	1.79	2.13	3.49
Distributions from net investment income	(.09)	(.18)	(.20)	(.11)	(.13)	(.16)
Distributions from net realized gain	(.98)	(1.77)	(.27)	(.31)	(.19)	-
Total distributions	(1.07)	(1.96) K	(.47)	(.42)	(.32)	(.16)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 21.20	$ 21.39	$ 16.13	$ 14.11	$ 12.74	$ 10.93
Total Return B, C	4.78%	46.77%	17.93%	14.34%	19.68%	46.05%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.82%	.85%	.89%	.94%	1.01%
Expenses net of fee waivers, if any	.80% A	.81%	.85%	.89%	.94%	1.01%
Expenses net of all reductions	.80% A	.81%	.84%	.88%	.94%	1.00%
Net investment income (loss)	.94% A	1.39%	1.54%	1.12%	1.42%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,534,995	$ 1,634,743	$ 911,064	$ 715,882	$ 391,020	$ 235,535
Portfolio turnover rate F	68% A, H	95%	54%	73%	102%	221%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HPortfolio turnover rate excludes securities received or delivered in-kind. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $1.96 per share is comprised of distributions from net investment income of $0.182 and distributions from net realized gain of $1.773 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014 is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Biotechnology Portfolio	$ 7,110,167,795	$ 3,718,677,747	$ (462,143,384)	$ 3,256,534,363
Health Care Portfolio	5,256,733,908	1,982,370,563	(87,255,817)	1,895,114,746
Medical Delivery Portfolio	480,063,359	278,505,203	(4,868,444)	273,636,759
Medical Equipment and Systems Portfolio	1,244,647,040	522,744,070	(19,521,010)	503,223,060
Pharmaceuticals Portfolio	1,175,201,514	420,694,395	(11,992,675)	408,701,720

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to February 28, 2014 and ordinary losses recognized during the period January 1, 2014 to February 28, 2014. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Biotechnology Portfolio	$ (2,992,827)	$ (2,938,950)
Medical Equipment and Systems Portfolio	-	(436,772)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	3,204,902,199	4,633,487,602
Health Care Portfolio	3,415,487,618	3,011,034,039
Medical Delivery Portfolio	149,451,425	187,899,767
Medical Equipment and Systems Portfolio	537,696,563	690,524,711
Pharmaceuticals Portfolio	540,292,684	586,797,411

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.25%	.55%
Health Care Portfolio	.30%	.25%	.55%
Medical Delivery Portfolio	.30%	.25%	.55%
Medical Equipment and Systems Portfolio	.30%	.25%	.55%
Pharmaceuticals Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.17%
Health Care Portfolio	.17%
Medical Delivery Portfolio	.19%
Medical Equipment and Systems Portfolio	.18%
Pharmaceuticals Portfolio	.20%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$ 95,313
Health Care Portfolio	42,719
Medical Delivery Portfolio	3,477
Medical Equipment and System Portfolio	9,625
Pharmaceuticals Portfolio	11,180

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Biotechnology Portfolio	Borrower	$ 46,103,500.31%		$ 20,100
Medical Delivery Portfolio	Borrower	4,340,500.31%		149
Medical Equipment and Systems Portfolio	Borrower	9,516,714.31%		581
Pharmaceuticals Portfolio	Borrower	6,216,000.32%		604

Redemptions In-Kind. During the period, shares of the Funds held by affiliated entities were redeemed in kind for cash and investments. The net realized gain on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Funds recognized no gain or loss for federal income tax purposes.

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of cash and investments, delivered	Net Realized Gain (Loss) on redemptions	Shares
Health Care Portfolio	$ 69,516,337	$ -	336,412
Pharmaceuticals Portfolio	91,947,244	44,138,441	4,405,714

Other. During the period, the investment adviser reimbursed the Biotechnology Portfolio for certain losses in the amount of $78,446.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Biotechnology Portfolio	$ 7,759
Health Care Portfolio	4,830
Medical Delivery Portfolio	594
Medical Equipment and Systems Portfolio	1,437
Pharmaceuticals Portfolio	1,316

During the period, the Funds did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Biotechnology Portfolio	$ 16,323,444.58%		$ 2,377
Pharmaceuticals Portfolio	$ 2,898,000.60%		$ 97

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Biotechnology Portfolio	$ -	$ 30
Health Care Portfolio	-	266
Medical Equipment and Systems Portfolio	4,114	19
Pharmaceuticals Portfolio	-	10

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Biotechnology Portfolio

Health Care Portfolio

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Pharmaceuticals Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELHC-USAN-1014
1.813643.109

Fidelity®

Select Portfolios®

Utilities Sector

Utilities Portfolio

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes	(Click Here)
Investments	(Click Here)
Financial Statements	(Click Here)
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.82%	$ 1,000.00	$ 1,111.70	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Dominion Resources, Inc.	10.9	10.4
NextEra Energy, Inc.	10.5	11.0
Sempra Energy	7.9	9.2
PPL Corp.	6.2	0.0
Exelon Corp.	6.0	2.0
OGE Energy Corp.	4.9	5.7
NiSource, Inc.	4.9	4.1
Edison International	4.7	4.0
PG&E Corp.	3.9	4.1
The Williams Companies, Inc.	3.9	0.0
	63.8
Top Industries (% of fund's net assets)
As of August 31, 2014
Electric Utilities	41.7%
Multi-Utilities	28.2%
Oil, Gas & Consumable Fuels	12.9%
Independent Power Producers & Energy Traders	8.0%
Media	3.1%
All Others*	6.1%

As of February 28, 2014
Multi-Utilities	32.3%
Electric Utilities	30.7%
Oil, Gas & Consumable Fuels	19.7%
Independent Power Producers & Energy Traders	9.1%
Diversified Telecommunication Services	5.1%
All Others*	3.1%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
MasTec, Inc. (a)	207,113	$ 6,316,947
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
Integrated Telecommunication Services - 2.0%
Verizon Communications, Inc.	388,300	19,345,106
ELECTRIC UTILITIES - 41.7%
Electric Utilities - 41.7%
Edison International	768,712	45,461,628
Exelon Corp.	1,735,900	58,013,778
FirstEnergy Corp.	837,100	28,662,304
ITC Holdings Corp.	978,547	36,548,730
NextEra Energy, Inc.	1,030,285	101,431,558
NRG Yield, Inc. Class A (d)	482,303	26,232,460
OGE Energy Corp.	1,277,085	47,916,229
PPL Corp.	1,746,942	60,496,601
		404,763,288
GAS UTILITIES - 0.5%
Gas Utilities - 0.5%
National Fuel Gas Co.	62,200	4,754,568
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 8.0%
Independent Power Producers & Energy Traders - 8.0%
Black Hills Corp.	106,427	5,718,323
Calpine Corp. (a)	892,037	21,203,719
Drax Group PLC	859,600	8,954,832
Dynegy, Inc. (a)	388,837	12,707,193
NRG Energy, Inc.	937,537	28,857,389
		77,441,456
MEDIA - 3.1%
Cable & Satellite - 3.1%
Comcast Corp. Class A	542,000	29,663,660
MULTI-UTILITIES - 28.2%
Multi-Utilities - 28.2%
Dominion Resources, Inc.	1,500,012	105,330,845
MDU Resources Group, Inc.	179,490	5,619,832
NiSource, Inc.	1,192,323	47,299,453
PG&E Corp.	827,037	38,440,680
Sempra Energy	719,951	76,293,207
		272,984,017

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 12.9%
Oil & Gas Storage & Transport - 12.9%
Atlas Pipeline Partners LP	236,398	$ 8,730,178
Cheniere Energy Partners LP Holdings LLC	911,416	23,131,738
Cheniere Energy, Inc. (a)	249,030	19,987,148
Energy Transfer Equity LP	343,116	20,809,985
Kinder Morgan Management LLC	148,900	14,550,508
The Williams Companies, Inc.	635,600	37,780,064
		124,989,621
WIRELESS TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services - 2.4%
T-Mobile U.S., Inc. (a)	307,000	9,234,560
Telephone & Data Systems, Inc.	545,486	14,368,101
		23,602,661
TOTAL COMMON STOCKS (Cost $840,941,124)		963,861,324
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.11% (b)	1,944,755	1,944,755
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,469,675	2,469,675
TOTAL MONEY MARKET FUNDS (Cost $4,414,430)		4,414,430
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $845,355,554)		968,275,754
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,084,544
NET ASSETS - 100%		$ 969,360,298
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,246
Fidelity Securities Lending Cash Central Fund	4,662
Total	$ 12,908
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,431,233) - See accompanying schedule: Unaffiliated issuers (cost $840,941,124)	$ 963,861,324
Fidelity Central Funds (cost $4,414,430)	4,414,430
Total Investments (cost $845,355,554)		$ 968,275,754
Receivable for investments sold		768,028
Receivable for fund shares sold		2,916,353
Dividends receivable		2,849,641
Distributions receivable from Fidelity Central Funds		437
Other receivables		14,565
Total assets		974,824,778

Liabilities
Payable for fund shares redeemed	$ 2,350,847
Accrued management fee	432,251
Other affiliated payables	188,087
Other payables and accrued expenses	23,620
Collateral on securities loaned, at value	2,469,675
Total liabilities		5,464,480

Net Assets		$ 969,360,298
Net Assets consist of:
Paid in capital		$ 793,275,773
Undistributed net investment income		8,010,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		45,154,156
Net unrealized appreciation (depreciation) on investments		122,920,200
Net Assets, for 12,672,915 shares outstanding		$ 969,360,298
Net Asset Value, offering price and redemption price per share ($969,360,298 ÷ 12,672,915 shares)		$ 76.49

Statement of Operations

	Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 11,593,293
Income from Fidelity Central Funds		12,908
Total income		11,606,201

Expenses
Management fee	$ 2,423,268
Transfer agent fees	927,920
Accounting and security lending fees	150,179
Custodian fees and expenses	9,503
Independent trustees' compensation	9,296
Registration fees	71,502
Audit	17,569
Legal	80
Interest	240
Miscellaneous	5,195
Total expenses before reductions	3,614,752
Expense reductions	(29,210)	3,585,542
Net investment income (loss)		8,020,659
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,002,684
Redemption in-kind with affiliated entities	2,658,037
Foreign currency transactions	12,177
Total net realized gain (loss)		45,672,898
Change in net unrealized appreciation (depreciation) on: Investment securities	31,640,980
Assets and liabilities in foreign currencies	743
Total change in net unrealized appreciation (depreciation)		31,641,723
Net gain (loss)		77,314,621
Net increase (decrease) in net assets resulting from operations		$ 85,335,280

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ $8,020,659	$ 13,521,451
Net realized gain (loss)	45,672,898	23,716,346
Change in net unrealized appreciation (depreciation)	31,641,723	56,164,291
Net increase (decrease) in net assets resulting from operations	85,335,280	93,402,088
Distributions to shareholders from net investment income	(3,447,125)	(8,245,345)
Distributions to shareholders from net realized gain	(16,138,009)	(4,809,786)
Total distributions	(19,585,134)	(13,055,131)
Share transactions Proceeds from sales of shares	591,359,765	522,009,446
Reinvestment of distributions	18,781,984	12,368,212
Cost of shares redeemed	(402,518,866)	(451,211,733)
Net increase (decrease) in net assets resulting from share transactions	207,622,883	83,165,925
Redemption fees	54,770	37,400
Total increase (decrease) in net assets	273,427,799	163,550,282

Net Assets
Beginning of period	695,932,499	532,382,217
End of period (including undistributed net investment income of $8,010,169 and undistributed net investment income of $3,436,635, respectively)	$ 969,360,298	$ 695,932,499
Other Information Shares
Sold	8,030,466	7,881,437
Issued in reinvestment of distributions	262,575	188,339
Redeemed	(5,472,477)	(6,938,672)
Net increase (decrease)	2,820,564	1,131,104

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 70.64	$ 61.04	$ 52.56	$ 50.28	$ 42.24	$ 34.94
Income from Investment Operations
Net investment income (loss) D	.67	1.49	1.41	1.43	1.14	1.21
Net realized and unrealized gain (loss)	7.09	9.80	7.70	1.99	8.09	7.34
Total from investment operations	7.76	11.29	9.11	3.42	9.23	8.55
Distributions from net investment income	(.34)	(1.07)	(.63)	(1.14)	(1.19)	(1.25)
Distributions from net realized gain	(1.57)	(.62)	-	-	-	-
Total distributions	(1.91)	(1.69)	(.63)	(1.14)	(1.19)	(1.25)
Redemption Fees added to paid in Capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 76.49	$ 70.64	$ 61.04	$ 52.56	$ 50.28	$ 42.24
Total ReturnB, C	11.17%	18.71%	17.46%	6.85%	22.07%	24.50%
Ratios to Average Net AssetsE, G
Expenses before reductions	.82%A	.82%	.83%	.86%	.90%	.95%
Expenses net of fee waivers, if any	.82%A	.82%	.83%	.86%	.90%	.95%
Expenses net of all reductions	.81%A	.80%	.79%	.84%	.87%	.93%
Net investment income (loss)	1.82%A	2.28%	2.49%	2.78%	2.46%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 969,360	$ 695,932	$ 532,382	$ 518,969	$ 454,097	$ 335,992
Portfolio turnover rateF	121%A, H	160%	158%	202%	238%	226%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 126,556,702
Gross unrealized depreciation	(4,949,719)
Net unrealized appreciation (depreciation) on securities	$ 121,606,983

Tax cost	$ 846,668,771

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $736,223,027 and $527,799,157, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,193 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,271,400.33%		$ 240

Redemptions In-Kind. During the period, 197,773 shares of the Fund held by an affiliated entity were redeemed in kind for investments with a value of $14,338,554. The net realized gain of $2,658,037 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $616 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,662.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29,210 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Utilities Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources will be available to the fund with the new entities. After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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Information Technology Sector

Communications Equipment Portfolio

Computers Portfolio

Electronics Portfolio

IT Services Portfolio

Software and Computer Services Portfolio

Technology Portfolio

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Communications Equipment Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Computers Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Electronics Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
IT Services Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Software and Computer Services Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Technology Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Communications Equipment Portfolio	.92%
Actual		$ 1,000.00	$ 1,037.30	$ 4.72
Hypothetical A		$ 1,000.00	$ 1,020.57	$ 4.69
Computers Portfolio	.81%
Actual		$ 1,000.00	$ 1,089.10	$ 4.27
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 4.13
Electronics Portfolio	.79%
Actual		$ 1,000.00	$ 1,178.80	$ 4.34
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02
IT Services Portfolio	.81%
Actual		$ 1,000.00	$ 949.10	$ 3.98
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 4.13
Software and Computer Services Portfolio	.78%
Actual		$ 1,000.00	$ 977.80	$ 3.89
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.97
Technology Portfolio	.79%
Actual		$ 1,000.00	$ 1,038.90	$ 4.06
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Communications Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	17.2	17.7
QUALCOMM, Inc.	16.2	16.5
Nokia Corp. sponsored ADR	6.1	4.9
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.7	4.6
Juniper Networks, Inc.	4.7	4.8
Alcatel-Lucent SA sponsored ADR	3.7	4.0
Riverbed Technology, Inc.	3.4	3.0
F5 Networks, Inc.	3.0	4.0
Plantronics, Inc.	2.7	2.2
Motorola Solutions, Inc.	2.4	2.6
	64.1
Top Industries (% of fund's net assets)
As of August 31, 2014
Communications Equipment	77.3%
Technology Hardware, Storage & Peripherals	9.1%
Software	4.1%
Internet Software & Services	2.9%
Semiconductors & Semiconductor Equipment	2.9%
All Others*	3.7%

As of February 28, 2014
Communications Equipment	83.0%
Semiconductors & Semiconductor Equipment	4.0%
Software	3.3%
Computers & Peripherals	2.9%
Internet Software & Services	2.4%
All Others*	4.4%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Communications Equipment Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 77.3%
Communications Equipment - 77.3%
ADTRAN, Inc.	41,600	$ 960,128
ADVA Optical Networking SE (a)	310,108	1,257,849
Alcatel-Lucent SA sponsored ADR	2,778,543	9,474,832
Aruba Networks, Inc. (a)	165,123	3,525,376
Calix Networks, Inc. (a)	73,200	768,600
Ciena Corp. (a)(d)	115,100	2,381,419
Cisco Systems, Inc.	1,781,676	44,524,083
Comtech Telecommunications Corp.	9,900	376,596
Emulex Corp. (a)	116,900	640,612
F5 Networks, Inc. (a)	63,135	7,840,736
Finisar Corp. (a)(d)	112,800	2,290,968
InterDigital, Inc.	53,000	2,351,610
Ixia (a)	261,500	2,515,630
JDS Uniphase Corp. (a)	267,100	3,085,005
Juniper Networks, Inc.	520,112	12,061,397
Motorola Solutions, Inc.	105,981	6,295,271
NETGEAR, Inc. (a)	88,050	2,925,021
Palo Alto Networks, Inc. (a)	44,000	3,739,560
Plantronics, Inc.	145,400	6,939,942
Polycom, Inc. (a)	337,363	4,470,060
Procera Networks, Inc. (a)(d)	40,600	417,774
QUALCOMM, Inc.	548,219	41,719,466
Radware Ltd. (a)	299,500	5,190,335
Riverbed Technology, Inc. (a)	470,342	8,861,243
Ruckus Wireless, Inc. (a)	276,700	3,848,897
Sonus Networks, Inc. (a)	856,500	3,229,005
Spirent Communications PLC	1,031,900	1,766,215
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	976,080	12,191,239
ViaSat, Inc. (a)(d)	48,400	2,755,896
Wi-Lan, Inc. (d)	326,100	1,262,652
		199,667,417
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
General Cable Corp.	47,800	1,026,266
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Components - 0.2%
II-VI, Inc. (a)	37,100	517,916
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Vocera Communications, Inc. (a)	115,900	1,017,602
INTERNET SOFTWARE & SERVICES - 2.9%
Internet Software & Services - 2.9%
Google, Inc.:
Class A (a)	5,500	3,202,980
Class C (a)	5,400	3,086,640

	Shares	Value
Rackspace Hosting, Inc. (a)	14,900	$ 515,540
Web.com Group, Inc. (a)	39,300	744,735
		7,549,895
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Semiconductors - 2.9%
Altera Corp.	145,200	5,131,368
Semtech Corp. (a)	48,800	1,271,484
Xilinx, Inc.	25,700	1,085,825
		7,488,677
SOFTWARE - 4.1%
Application Software - 0.8%
BroadSoft, Inc. (a)	60,400	1,441,144
Interactive Intelligence Group, Inc. (a)	12,800	547,968
		1,989,112
Systems Software - 3.3%
Gigamon, Inc. (a)(d)	62,400	678,912
Imperva, Inc. (a)	25,700	748,127
Infoblox, Inc. (a)	166,200	2,235,390
Oracle Corp.	63,200	2,624,696
Rovi Corp. (a)	40,400	934,452
Symantec Corp.	52,800	1,281,984
		8,503,561
TOTAL SOFTWARE		10,492,673
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.1%
Technology Hardware, Storage & Peripherals - 9.1%
BlackBerry Ltd. (a)(d)	518,600	5,279,346
Nokia Corp. sponsored ADR	1,891,720	15,833,696
QLogic Corp. (a)	256,200	2,318,610
		23,431,652
TOTAL COMMON STOCKS (Cost $234,184,916)		251,192,098
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 0.11% (b)	6,189,969	6,189,969
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	19,882,040	19,882,040
TOTAL MONEY MARKET FUNDS (Cost $26,072,009)		26,072,009
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $260,256,925)		277,264,107
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(19,006,265)
NET ASSETS - 100%		$ 258,257,842
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,761
Fidelity Securities Lending Cash Central Fund	142,877
Total	$ 148,638
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	79.7%
Finland	6.1%
Sweden	4.7%
France	3.7%
Canada	2.6%
Israel	2.0%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,312,008) - See accompanying schedule: Unaffiliated issuers (cost $234,184,916)	$ 251,192,098
Fidelity Central Funds (cost $26,072,009)	26,072,009
Total Investments (cost $260,256,925)		$ 277,264,107
Receivable for investments sold		2,703,147
Receivable for fund shares sold		38,264
Dividends receivable		360,831
Distributions receivable from Fidelity Central Funds		5,027
Other receivables		1,666
Total assets		280,373,042

Liabilities
Payable for investments purchased	$ 1,672,096
Payable for fund shares redeemed	358,833
Accrued management fee	117,378
Other affiliated payables	62,926
Other payables and accrued expenses	21,927
Collateral on securities loaned, at value	19,882,040
Total liabilities		22,115,200

Net Assets		$ 258,257,842
Net Assets consist of:
Paid in capital		$ 226,070,781
Undistributed net investment income		2,164,377
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,015,753
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,006,931
Net Assets, for 7,977,508 shares outstanding		$ 258,257,842
Net Asset Value, offering price and redemption price per share ($258,257,842 ÷ 7,977,508 shares)		$ 32.37

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 3,587,339
Income from Fidelity Central Funds (including $142,877 from security lending)		148,638
Income before foreign taxes withheld		3,735,977
Less foreign taxes withheld		(245,444)
Total income		3,490,533

Expenses
Management fee	$ 789,521
Transfer agent fees	356,616
Accounting and security lending fees	58,019
Custodian fees and expenses	72,977
Independent trustees' compensation	3,368
Registration fees	17,558
Audit	18,167
Legal	1,291
Interest	348
Miscellaneous	5,411
Total expenses		1,323,276
Net investment income (loss)		2,167,257
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,187,410
Redemption in-kind with affiliated entities	4,692,068
Foreign currency transactions	948
Total net realized gain (loss)		19,880,426
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,047,393)
Assets and liabilities in foreign currencies	(632)
Total change in net unrealized appreciation (depreciation)		(12,048,025)
Net gain (loss)		7,832,401
Net increase (decrease) in net assets resulting from operations		$ 9,999,658

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Communications Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,167,257	$ 2,009,004
Net realized gain (loss)	19,880,426	40,147,168
Change in net unrealized appreciation (depreciation)	(12,048,025)	30,888,802
Net increase (decrease) in net assets resulting from operations	9,999,658	73,044,974
Distributions to shareholders from net investment income	(37,012)	(1,754,259)
Distributions to shareholders from net realized gain	(259,084)	-
Total distributions	(296,096)	(1,754,259)
Share transactions Proceeds from sales of shares	15,514,226	174,276,179
Reinvestment of distributions	285,626	1,683,914
Cost of shares redeemed	(114,593,071)	(215,924,882)
Net increase (decrease) in net assets resulting from share transactions	(98,793,219)	(39,964,789)
Redemption fees	2,433	6,805
Total increase (decrease) in net assets	(89,087,224)	31,332,731
Net Assets
Beginning of period	347,345,066	316,012,335
End of period (including undistributed net investment income of $2,164,377 and undistributed net investment income of $34,132, respectively)	$ 258,257,842	$ 347,345,066
Other Information Shares
Sold	491,199	6,118,023
Issued in reinvestment of distributions	9,424	59,126
Redeemed	(3,642,869)	(8,054,099)
Net increase (decrease)	(3,142,246)	(1,876,950)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 K	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.24	$ 24.31	$ 24.50	$ 29.60	$ 20.79	$ 10.72
Income from Investment Operations
Net investment income (loss) D	.24	.18	.14 H, M	.03	(.10)	(.07) I
Net realized and unrealized gain (loss)	.92	6.95	(.14) M	(5.10)	8.91	10.20
Total from investment operations	1.16	7.13	-	(5.07)	8.81	10.13
Distributions from net investment income	- L	(.20)	(.17)	(.03)	-	(.06)
Distributions from net realized gain	(.03)	-	-	-	-	-
Tax return of capital	-	-	(.02)	-	-	-
Total distributions	(.03)	(.20)	(.19)	(.03)	-	(.06)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 32.37	$ 31.24	$ 24.31	$ 24.50	$ 29.60	$ 20.79
Total ReturnB, C	3.73%	29.41%	.07%	(17.13)%	42.38%	94.47%
Ratios to Average Net AssetsE, J
Expenses before reductions	.92% A	.92%	.93%	.90%	.91%	.97%
Expenses net of fee waivers, if any	.92% A	.92%	.93%	.90%	.91%	.97%
Expenses net of all reductions	.92% A	.90%	.89%	.89%	.90%	.95%
Net investment income (loss)	1.51% A	.69%	.61% H	.12%	(.43)%	(.41)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 258,258	$ 347,345	$ 316,012	$ 332,598	$ 586,795	$ 336,910
Portfolio turnover rate F	31% A, G	65%	54%	91%	85%	143% N

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GPortfolio turnover rate exludes securities received or delivered in-kind. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%. JExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. KFor the year ended February 29. LAmount represents less than $.01 per share. MNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been (.19)%. NThe Portfolio turnover rate does not include the assets in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	15.4	20.7
Hewlett-Packard Co.	8.7	8.4
EMC Corp.	8.4	8.5
IBM Corp.	7.7	10.9
Seagate Technology LLC	6.8	4.5
Western Digital Corp.	4.8	4.7
Electronics for Imaging, Inc.	4.5	3.8
SanDisk Corp.	3.5	4.0
Cray, Inc.	3.1	1.6
Super Micro Computer, Inc.	2.9	2.3
	65.8
Top Industries (% of fund's net assets)
As of August 31, 2014
Technology Hardware, Storage & Peripherals	73.2%
IT Services	11.9%
Internet Software & Services	5.7%
Communications Equipment	2.7%
Semiconductors & Semiconductor Equipment	1.2%
All Others*	5.3%

As of February 28, 2014
Computers & Peripherals	75.0%
IT Services	15.0%
Internet Software & Services	6.7%
Electronic Equipment & Components	0.7%
Software	0.5%
All Others*	2.1%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Computers Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.7%
Communications Equipment - 2.7%
QUALCOMM, Inc.	244,300	$ 18,591,230
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Components - 0.5%
InvenSense, Inc. (a)(d)	136,000	3,515,600
INTERNET SOFTWARE & SERVICES - 5.7%
Internet Software & Services - 5.7%
Facebook, Inc. Class A (a)	240,400	17,986,728
Google, Inc.:
Class A (a)	18,400	10,715,424
Class C (a)	18,400	10,517,440
		39,219,592
IT SERVICES - 11.9%
IT Consulting & Other Services - 11.9%
Datalink Corp. (a)	852,192	10,516,049
IBM Corp.	274,948	52,872,500
Teradata Corp. (a)	411,657	18,800,375
		82,188,924
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Semiconductors - 1.2%
Audience, Inc. (a)(d)	952,636	8,173,617
SOFTWARE - 0.7%
Application Software - 0.7%
Nuance Communications, Inc. (a)	294,300	5,006,043
Systems Software - 0.0%
CommVault Systems, Inc. (a)	3,800	209,532
TOTAL SOFTWARE		5,215,575
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 73.2%
Technology Hardware, Storage & Peripherals - 73.2%
3D Systems Corp. (a)(d)	7,700	412,027
Apple, Inc.	1,039,248	106,522,921
Cray, Inc. (a)(d)	750,100	21,160,321
Diebold, Inc.	412,200	15,651,234
Dot Hill Systems Corp. (a)	2,144,600	7,806,344
Electronics for Imaging, Inc. (a)	704,615	31,031,245
EMC Corp.	1,956,478	57,774,795
Hewlett-Packard Co.	1,575,105	59,853,990

	Shares	Value
Imation Corp. (a)	1,023,900	$ 3,430,065
Intevac, Inc. (a)	1,043,011	7,436,668
Lexmark International, Inc. Class A	303,700	15,355,072
NCR Corp. (a)	353,800	12,085,808
NetApp, Inc.	376,960	15,892,634
QLogic Corp. (a)	1,916,400	17,343,420
Quantum Corp. (a)(d)	4,730,600	5,913,250
SanDisk Corp.	250,200	24,509,592
Seagate Technology LLC	753,200	47,135,256
Silicon Graphics International Corp. (a)(d)	359,100	3,519,180
Super Micro Computer, Inc. (a)	810,500	19,849,145
Western Digital Corp.	322,134	33,183,023
		505,865,990
TOTAL COMMON STOCKS (Cost $467,469,858)		662,770,528
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.11% (b)	32,759,101	32,759,101
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	12,806,366	12,806,366
TOTAL MONEY MARKET FUNDS (Cost $45,565,467)		45,565,467
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $513,035,325)		708,335,995
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(17,593,949)
NET ASSETS - 100%		$ 690,742,046
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,251
Fidelity Securities Lending Cash Central Fund	127,194
Total	$ 137,445
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,398,367) - See accompanying schedule: Unaffiliated issuers (cost $467,469,858)	$ 662,770,528
Fidelity Central Funds (cost $45,565,467)	45,565,467
Total Investments (cost $513,035,325)		$ 708,335,995
Receivable for investments sold		5,696,487
Receivable for fund shares sold		165,153
Dividends receivable		634,298
Distributions receivable from Fidelity Central Funds		20,962
Other receivables		157,105
Total assets		715,010,000

Liabilities
Payable for investments purchased	$ 7,682,300
Payable for fund shares redeemed	3,310,361
Accrued management fee	310,568
Other affiliated payables	130,095
Other payables and accrued expenses	28,264
Collateral on securities loaned, at value	12,806,366
Total liabilities		24,267,954

Net Assets		$ 690,742,046
Net Assets consist of:
Paid in capital		$ 486,906,289
Undistributed net investment income		1,860,813
Accumulated undistributed net realized gain (loss) on investments		6,753,190
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		195,221,754
Net Assets, for 8,420,777 shares outstanding		$ 690,742,046
Net Asset Value, offering price and redemption price per share ($690,742,046 ÷ 8,420,777 shares)		$ 82.03

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,416,389
Interest		3
Income from Fidelity Central Funds (including $127,194 from security lending)		137,445
Total income		4,553,837

Expenses
Management fee	$ 1,819,842
Transfer agent fees	662,542
Accounting and security lending fees	120,968
Custodian fees and expenses	5,877
Independent trustees' compensation	7,394
Registration fees	17,022
Audit	19,357
Legal	791
Interest	131
Miscellaneous	17,481
Total expenses		2,671,405
Net investment income (loss)		1,882,432
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,395,707
Total net realized gain (loss)		13,395,707
Change in net unrealized appreciation (depreciation) on: Investment securities	40,368,465
Assets and liabilities in foreign currencies	2,988
Total change in net unrealized appreciation (depreciation)		40,371,453
Net gain (loss)		53,767,160
Net increase (decrease) in net assets resulting from operations		$ 55,649,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,882,432	$ 5,858,836
Net realized gain (loss)	13,395,707	31,279,988
Change in net unrealized appreciation (depreciation)	40,371,453	122,751,318
Net increase (decrease) in net assets resulting from operations	55,649,592	159,890,142
Distributions to shareholders from net investment income	(1,207,945)	(5,025,394)
Distributions to shareholders from net realized gain	-	(50,138,396)
Total distributions	(1,207,945)	(55,163,790)
Share transactions Proceeds from sales of shares	57,464,723	187,959,145
Reinvestment of distributions	1,173,082	53,769,152
Cost of shares redeemed	(101,663,331)	(354,252,067)
Net increase (decrease) in net assets resulting from share transactions	(43,025,526)	(112,523,770)
Redemption fees	3,262	15,549
Total increase (decrease) in net assets	11,419,383	(7,781,869)

Net Assets
Beginning of period	679,322,663	687,104,532
End of period (including undistributed net investment income of $1,860,813 and undistributed net investment income of $1,186,326, respectively)	$ 690,742,046	$ 679,322,663
Other Information Shares
Sold	733,824	2,718,246
Issued in reinvestment of distributions	15,908	860,063
Redeemed	(1,331,259)	(5,227,081)
Net increase (decrease)	(581,527)	(1,648,772)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 75.46	$ 64.51	$ 64.89	$ 59.80	$ 43.59	$ 23.44
Income from Investment Operations
Net investment income (loss) D	.22	.59	.18	(.18)	(.25)	(.07)
Net realized and unrealized gain (loss)	6.49	15.76	(.43)	5.27	16.46	20.22
Total from investment operations	6.71	16.35	(.25)	5.09	16.21	20.15
Distributions from net investment income	(.14)	(.53)	(.13)	-	-	-
Distributions from net realized gain	-	(4.87)	-	-	-	-
Total distributions	(.14)	(5.40)	(.13)	-	-	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 82.03	$ 75.46	$ 64.51	$ 64.89	$ 59.80	$ 43.59
Total Return B, C	8.91%	27.13%	(.38)%	8.51%	37.19%	85.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.82%	.85%	.86%	.89%	.95%
Expenses net of fee waivers, if any	.81% A	.82%	.85%	.86%	.89%	.95%
Expenses net of all reductions	.81% A	.82%	.82%	.85%	.88%	.92%
Net investment income (loss)	.57% A	.86%	.29%	(.32)%	(.50)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 690,742	$ 679,323	$ 687,105	$ 758,713	$ 609,487	$ 502,708
Portfolio turnover rate F	48% A	35%	184%	193%	141%	269%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	14.9	9.9
Broadcom Corp. Class A	7.9	8.5
Texas Instruments, Inc.	7.3	2.2
Altera Corp.	5.1	5.4
Samsung Electronics Co. Ltd.	4.4	2.5
QUALCOMM, Inc.	4.2	1.1
Micron Technology, Inc.	3.9	2.1
Freescale Semiconductor, Inc.	3.2	2.6
Lam Research Corp.	3.1	2.5
Analog Devices, Inc.	3.0	6.3
	57.0
Top Industries (% of fund's net assets)
As of August 31, 2014
Semiconductors & Semiconductor Equipment	81.6%
Communications Equipment	5.7%
Electronic Equipment & Components	3.8%
Internet Software & Services	1.9%
Software	1.1%
All Others*	5.9%

As of February 28, 2014
Semiconductors & Semiconductor Equipment	82.2%
Electronic Equipment & Components	7.2%
Computers & Peripherals	2.8%
Communications Equipment	2.4%
Software	1.0%
All Others*	4.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Electronics Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	$ 3
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Office Services & Supplies - 0.4%
West Corp.	269,633	7,997,315
COMMUNICATIONS EQUIPMENT - 5.7%
Communications Equipment - 5.7%
Black Box Corp.	42,169	997,297
Cisco Systems, Inc.	294,764	7,366,152
CommScope Holding Co., Inc.	14	361
Emulex Corp. (a)	933,500	5,115,580
Juniper Networks, Inc.	156,100	3,619,959
NETGEAR, Inc. (a)	47,593	1,581,039
QUALCOMM, Inc.	1,040,632	79,192,095
Riverbed Technology, Inc. (a)	542,700	10,224,468
		108,096,951
ELECTRONIC EQUIPMENT & COMPONENTS - 3.8%
Electronic Components - 0.0%
Aeroflex Holding Corp. (a)	19	201
Corning, Inc.	20,700	431,802
		432,003
Electronic Manufacturing Services - 3.1%
Fabrinet (a)	123,200	1,994,608
Jabil Circuit, Inc.	736,032	15,883,571
Multi-Fineline Electronix, Inc. (a)	219,335	2,221,864
Neonode, Inc. (a)	301,000	912,030
Plexus Corp. (a)	17	700
TTM Technologies, Inc. (a)(e)	4,638,506	35,484,571
Viasystems Group, Inc. (a)	94,600	1,007,490
		57,504,834
Technology Distributors - 0.7%
Avnet, Inc.	295,400	13,148,254
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		71,085,091
INTERNET & CATALOG RETAIL - 0.0%
Internet Retail - 0.0%
Amazon.com, Inc. (a)	95	32,209
INTERNET SOFTWARE & SERVICES - 1.9%
Internet Software & Services - 1.9%
Cornerstone OnDemand, Inc. (a)	78,700	2,946,528
Demand Media, Inc. (a)	167,230	1,503,398
Google, Inc.:
Class A (a)	44,470	25,897,549
Class C (a)	190	108,604
Rackspace Hosting, Inc. (a)	37,100	1,283,660

	Shares	Value
Rightside Group Ltd. (a)	167,230	$ 2,005,088
Web.com Group, Inc. (a)	155,400	2,944,830
		36,689,657
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 81.6%
Semiconductor Equipment - 5.0%
Advanced Energy Industries, Inc. (a)	567,000	10,914,750
Entegris, Inc. (a)	579,800	7,038,772
GT Advanced Technologies, Inc. (a)(d)	504,810	8,990,666
Lam Research Corp.	826,473	59,431,673
PDF Solutions, Inc. (a)	145,900	2,913,623
Ultratech, Inc. (a)	206,900	5,350,434
		94,639,918
Semiconductors - 76.6%
Altera Corp.	2,718,418	96,068,892
Analog Devices, Inc.	1,091,189	55,781,582
Applied Micro Circuits Corp. (a)	210,265	1,780,945
ARM Holdings PLC sponsored ADR	16	776
Atmel Corp. (a)	2,049,000	18,154,140
Audience, Inc. (a)	478,000	4,101,240
Avago Technologies Ltd.	73,500	6,033,615
Broadcom Corp. Class A	3,772,759	148,571,249
Cree, Inc. (a)	50	2,278
CSR PLC	430,200	5,613,585
Cypress Semiconductor Corp. (d)	2,765,802	30,562,112
Fairchild Semiconductor International, Inc. (a)	1,142,015	20,042,363
Freescale Semiconductor, Inc. (a)(d)	2,893,279	60,903,523
Himax Technologies, Inc. sponsored ADR (d)	359,900	2,994,368
Inphi Corp. (a)	676,941	10,187,962
Intel Corp.	8,089,878	282,498,539
Intermolecular, Inc. (a)(d)	572,690	1,271,372
Intersil Corp. Class A	2,252,564	33,889,825
MagnaChip Semiconductor Corp. (a)(e)	1,909,582	23,545,146
Marvell Technology Group Ltd.	2,996,246	41,677,782
Maxim Integrated Products, Inc.	1,482,375	45,790,564
MaxLinear, Inc. Class A (a)	197,266	1,828,656
Micrel, Inc.	35,155	440,492
Micron Technology, Inc. (a)	2,246,240	73,227,424
Motech Industries, Inc.	1	1
NVIDIA Corp.	1,748,320	34,004,824
NXP Semiconductors NV (a)	569,651	39,032,487
O2Micro International Ltd. sponsored ADR (a)	693,778	2,136,836
ON Semiconductor Corp. (a)	3,097,719	30,233,737
Pericom Semiconductor Corp. (a)	72,028	704,434
PMC-Sierra, Inc. (a)	3,581,574	26,432,016
RF Micro Devices, Inc. (a)	1,262,702	15,745,894
Samsung Electronics Co. Ltd.	69,000	83,962,134
Semtech Corp. (a)	1,188,279	30,960,609
Silicon Laboratories, Inc. (a)	158,887	7,202,348
Skyworks Solutions, Inc.	1,000	56,660
Spansion, Inc. Class A (a)	1,025,088	22,859,462
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
SunEdison Semiconductor Ltd.	161,100	$ 2,706,480
Texas Instruments, Inc.	2,846,760	137,156,897
Xilinx, Inc.	1,201,054	50,744,532
		1,448,907,781
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,543,547,699
SOFTWARE - 1.1%
Application Software - 0.3%
BroadSoft, Inc. (a)	95	2,267
Comverse, Inc. (a)	32,400	799,956
Nuance Communications, Inc. (a)	295,737	5,030,486
		5,832,709
Home Entertainment Software - 0.1%
Zynga, Inc. (a)	558,300	1,616,279
Systems Software - 0.7%
Check Point Software Technologies Ltd. (a)	381	27,059
CommVault Systems, Inc. (a)	65,300	3,600,642
Gigamon, Inc. (a)(d)	176,300	1,918,144
Imperva, Inc. (a)	140,003	4,075,487
Infoblox, Inc. (a)	235,700	3,170,165
		12,791,497
TOTAL SOFTWARE		20,240,485
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
EMC Corp.	290,038	8,564,822
QLogic Corp. (a)	959,700	8,685,285
		17,250,107
TOTAL COMMON STOCKS (Cost $1,723,062,558)		1,804,939,517
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	97,474,682	$ 97,474,682
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	42,496,689	42,496,689
TOTAL MONEY MARKET FUNDS (Cost $139,971,371)		139,971,371
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,863,033,929)		1,944,910,888
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(52,645,252)
NET ASSETS - 100%		$ 1,892,265,636
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,836
Fidelity Securities Lending Cash Central Fund	140,685
Total	$ 177,521
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MagnaChip Semiconductor Corp.	$ 9,162,340	$ 18,020,416	$ -	$ -	$ 23,545,146
TTM Technologies, Inc.	22,626,290	17,019,829	1,827,840*	-	35,484,571
Total	$ 31,788,630	$ 35,040,245	$ 1,827,840	$ -	$ 59,029,717
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,804,939,517	$ 1,804,939,514	$ 3	$ -
Money Market Funds	139,971,371	139,971,371	-	-
Total Investments in Securities:	$ 1,944,910,888	$ 1,944,910,885	$ 3	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.0%
Bermuda	5.4%
Korea (South)	4.4%
Netherlands	2.1%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,630,654) - See accompanying schedule: Unaffiliated issuers (cost $1,655,128,294)	$ 1,745,909,800
Fidelity Central Funds (cost $139,971,371)	139,971,371
Other affiliated issuers (cost $67,934,264)	59,029,717
Total Investments (cost $1,863,033,929)		$ 1,944,910,888
Foreign currency held at value (cost $980,590)		980,590
Receivable for investments sold		19,386,858
Receivable for fund shares sold		5,734,160
Dividends receivable		3,983,737
Distributions receivable from Fidelity Central Funds		34,770
Other receivables		83,910
Total assets		1,975,114,913

Liabilities
Payable for investments purchased	$ 37,021,854
Payable for fund shares redeemed	2,087,513
Accrued management fee	824,352
Other affiliated payables	302,160
Other payables and accrued expenses	116,709
Collateral on securities loaned, at value	42,496,689
Total liabilities		82,849,277

Net Assets		$ 1,892,265,636
Net Assets consist of:
Paid in capital		$ 1,744,495,756
Undistributed net investment income		4,541,092
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		61,350,967
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		81,877,821
Net Assets, for 23,515,130 shares outstanding		$ 1,892,265,636
Net Asset Value, offering price and redemption price per share ($1,892,265,636 ÷ 23,515,130 shares)		$ 80.47

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 10,740,085
Interest		24
Income from Fidelity Central Funds (including $140,685 from security lending)		177,521
Total income		10,917,630

Expenses
Management fee	$ 4,398,206
Transfer agent fees	1,457,610
Accounting and security lending fees	253,676
Custodian fees and expenses	72,610
Independent trustees' compensation	16,660
Appreciation in deferred trustee compensation account	74
Registration fees	85,011
Audit	19,543
Legal	3,136
Miscellaneous	7,672
Total expenses before reductions	6,314,198
Expense reductions	(6,873)	6,307,325
Net investment income (loss)		4,610,305
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	173,994,243
Redemption in-kind with affiliated entities (including gain from other affiliated issuers of $174,450)	13,991,337
Foreign currency transactions	(47,358)
Total net realized gain (loss)		187,938,222
Change in net unrealized appreciation (depreciation) on: Investment securities	67,989,187
Assets and liabilities in foreign currencies	3,913
Total change in net unrealized appreciation (depreciation)		67,993,100
Net gain (loss)		255,931,322
Net increase (decrease) in net assets resulting from operations		$ 260,541,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,610,305	$ 6,102,086
Net realized gain (loss)	187,938,222	153,035,633
Change in net unrealized appreciation (depreciation)	67,993,100	158,585,663
Net increase (decrease) in net assets resulting from operations	260,541,627	317,723,382
Distributions to shareholders from net investment income	(1,161,434)	(4,987,449)
Distributions to shareholders from net realized gain	-	(991,882)
Total distributions	(1,161,434)	(5,979,331)
Share transactions Proceeds from sales of shares	706,446,804	350,642,903
Reinvestment of distributions	1,100,921	5,638,941
Cost of shares redeemed	(328,576,797)	(367,995,543)
Net increase (decrease) in net assets resulting from share transactions	378,970,928	(11,713,699)
Redemption fees	61,370	38,716
Total increase (decrease) in net assets	638,412,491	300,069,068

Net Assets
Beginning of period	1,253,853,145	953,784,077
End of period (including undistributed net investment income of $4,541,092 and undistributed net investment income of $1,092,221, respectively)	$ 1,892,265,636	$ 1,253,853,145
Other Information Shares
Sold	9,583,420	5,733,283
Issued in reinvestment of distributions	16,133	93,318
Redeemed	(4,436,134)	(6,619,835)
Net increase (decrease)	5,163,419	(793,234)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 68.32	$ 49.82	$ 53.29	$ 53.36	$ 39.66	$ 21.13
Income from Investment Operations
Net investment income (loss) D	.21	.36	.17	.01	.06	.31
Net realized and unrealized gain (loss)	11.99	18.53	(3.49)	(.02)	13.75	18.57
Total from investment operations	12.20	18.89	(3.32)	(.01)	13.81	18.88
Distributions from net investment income	(.05)	(.32)	(.15)	(.06)	(.11)	(.34)
Distributions from net realized gain	-	(.06)	-	-	-	(.01)
Total distributions	(.05)	(.39) J	(.15)	(.06)	(.11)	(.35)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 80.47	$ 68.32	$ 49.82	$ 53.29	$ 53.36	$ 39.66
Total Return B, C	17.88%	38.01%	(6.20)%	(.01)%	34.87%	89.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.82%	.84%	.84%	.86%	.92%
Expenses net of fee waivers, if any	.79% A	.82%	.84%	.84%	.86%	.92%
Expenses net of all reductions	.79% A	.79%	.82%	.83%	.86%	.91%
Net investment income (loss)	.58% A	.63%	.36%	.03%	.13%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,892,266	$ 1,253,853	$ 953,784	$ 1,291,741	$ 1,387,264	$ 1,104,541
Portfolio turnover rate F	131% A, K	186%	118%	137%	101%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.064 per share. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	13.7	14.0
MasterCard, Inc. Class A	9.3	9.2
Cognizant Technology Solutions Corp. Class A	7.6	8.7
Accenture PLC Class A	5.1	5.1
Fidelity National Information Services, Inc.	4.9	3.6
Endurance International Group Holdings, Inc.	4.2	1.2
Computer Sciences Corp.	3.1	3.0
ExlService Holdings, Inc.	3.0	1.8
IBM Corp.	2.5	8.4
Alliance Data Systems Corp.	2.3	2.4
	55.7
Top Industries (% of fund's net assets)
As of August 31, 2014
IT Services	85.3%
Internet Software & Services	9.1%
Software	2.4%
Professional Services	2.0%
Diversified Consumer Services	0.7%
All Others*	0.5%

As of February 28, 2014
IT Services	90.1%
Internet Software & Services	3.9%
Software	3.1%
Computers & Peripherals	1.3%
Professional Services	1.2%
All Others*	0.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

IT Services Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
H&R Block, Inc.	214,300	$ 7,185,479
INTERNET SOFTWARE & SERVICES - 9.1%
Internet Software & Services - 9.1%
Cornerstone OnDemand, Inc. (a)	140,800	5,271,552
Cvent, Inc. (d)	128,800	3,235,456
Endurance International Group Holdings, Inc. (d)	3,078,850	41,441,321
Marketo, Inc. (a)(d)	106,300	3,112,464
Perficient, Inc. (a)	474,900	8,177,778
Q2 Holdings, Inc. (a)(d)	223,800	3,303,288
Web.com Group, Inc. (a)	1,038,885	19,686,871
Wix.com Ltd. (a)(d)	188,817	3,107,928
Xoom Corp. (a)	151,501	3,463,313
		90,799,971
IT SERVICES - 85.3%
Data Processing & Outsourced Services - 57.4%
Alliance Data Systems Corp. (a)	86,248	22,824,671
Automatic Data Processing, Inc.	2,000	166,960
Broadridge Financial Solutions, Inc.	7,800	331,812
Cardtronics, Inc. (a)	67,100	2,382,050
Cass Information Systems, Inc.	3,052	143,200
Computer Sciences Corp.	523,900	31,323,981
Convergys Corp.	239,300	4,594,560
CoreLogic, Inc. (a)	726,400	20,535,328
CSG Systems International, Inc.	114,770	3,181,424
DST Systems, Inc.	54,500	5,058,145
Euronet Worldwide, Inc. (a)	134,800	7,184,840
EVERTEC, Inc.	106,900	2,461,907
ExlService Holdings, Inc. (a)	1,117,470	30,473,407
Fidelity National Information Services, Inc.	869,600	49,349,800
Fiserv, Inc. (a)	177,900	11,469,213
FleetCor Technologies, Inc. (a)	128,500	18,464,165
Global Cash Access Holdings, Inc. (a)	507,400	3,962,794
Global Payments, Inc.	157,400	11,446,128
Heartland Payment Systems, Inc. (d)	138,400	6,611,368
Higher One Holdings, Inc. (a)	410,700	1,593,516
Jack Henry & Associates, Inc.	1,600	92,496
MasterCard, Inc. Class A	1,232,800	93,458,568
Maximus, Inc.	109,100	4,494,920
MoneyGram International, Inc. (a)	656,500	9,230,390
Neustar, Inc. Class A (a)(d)	258,376	7,619,508
Paychex, Inc.	3,500	145,775
Sykes Enterprises, Inc. (a)	125,000	2,617,500
Syntel, Inc. (a)	119,400	10,670,778
Teletech Holdings, Inc. (a)	2,000	53,700
The Western Union Co.	10,000	174,700
Total System Services, Inc.	373,100	11,737,726
Vantiv, Inc. (a)	359,100	11,232,648

	Shares	Value
VeriFone Systems, Inc. (a)	122,900	$ 4,291,668
Visa, Inc. Class A	648,912	137,906,777
WEX, Inc. (a)	180,800	20,547,920
WNS Holdings Ltd. sponsored ADR (a)	740,929	15,285,365
Xerox Corp.	949,900	13,118,119
		576,237,827
IT Consulting & Other Services - 27.9%
Accenture PLC Class A	631,800	51,213,708
Acxiom Corp. (a)	254,600	4,721,557
Atos Origin SA	54,418	4,151,437
Booz Allen Hamilton Holding Corp. Class A	758,800	16,830,184
CACI International, Inc. Class A (a)	37,100	2,675,652
Cap Gemini SA	2,500	177,745
CGI Group, Inc. Class A (sub. vtg.) (a)	147,600	5,223,625
Ciber, Inc. (a)	1,515,100	5,787,682
Cognizant Technology Solutions Corp. Class A (a)	1,670,332	76,384,282
Computer Task Group, Inc.	22,700	290,106
EPAM Systems, Inc. (a)	179,700	6,765,705
Forrester Research, Inc.	10,300	400,258
Gartner, Inc. Class A (a)	191,800	14,306,362
IBM Corp.	131,650	25,316,295
IBS Group Holding Ltd. GDR (Reg. S)	177,316	5,533,378
iGATE Corp. (a)	58,104	2,174,252
Leidos Holdings, Inc.	67,925	2,557,376
Luxoft Holding, Inc. (a)	280,636	10,100,090
Sapient Corp. (a)	449,400	6,520,794
Science Applications International Corp.	79,900	3,684,988
ServiceSource International, Inc. (a)	327,200	1,243,360
Teradata Corp. (a)	3,500	159,845
Unisys Corp. (a)	581,190	13,605,658
Virtusa Corp. (a)	579,298	19,725,097
		279,549,436
TOTAL IT SERVICES		855,787,263
PROFESSIONAL SERVICES - 2.0%
Human Resource & Employment Services - 0.5%
On Assignment, Inc. (a)	167,200	4,942,432
TriNet Group, Inc.	4,400	117,964
		5,060,396
Research & Consulting Services - 1.5%
ICF International, Inc. (a)	443,111	14,968,290
TOTAL PROFESSIONAL SERVICES		20,028,686
SOFTWARE - 2.4%
Application Software - 1.1%
Globant SA (a)	390,600	4,847,346
Interactive Intelligence Group, Inc. (a)	123,600	5,291,316
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Workday, Inc. Class A (a)	1,400	$ 127,498
Zensar Technologies Ltd.	138,123	1,014,013
		11,280,173
Systems Software - 1.3%
CommVault Systems, Inc. (a)	144,234	7,953,063
Fleetmatics Group PLC (a)	142,432	4,674,618
The Rubicon Project, Inc.	11,235	109,429
		12,737,110
TOTAL SOFTWARE		24,017,283
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Electronics for Imaging, Inc. (a)	116,100	5,113,044
Nimble Storage, Inc.	2,000	54,080
		5,167,124
TOTAL COMMON STOCKS (Cost $774,516,113)		1,002,985,806
Money Market Funds - 4.8%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $48,457,125)	48,457,125	$ 48,457,125
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $822,973,238)		1,051,442,931
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(47,831,335)
NET ASSETS - 100%		$ 1,003,611,596
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 928
Fidelity Securities Lending Cash Central Fund	544,886
Total	$ 545,814
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
Ireland	5.6%
Bailiwick of Jersey	1.5%
British Virgin Islands	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,350,985) - See accompanying schedule: Unaffiliated issuers (cost $774,516,113)	$ 1,002,985,806
Fidelity Central Funds (cost $48,457,125)	48,457,125
Total Investments (cost $822,973,238)		$ 1,051,442,931
Cash		433
Foreign currency held at value (cost $13,693)		13,383
Receivable for investments sold		15,189,650
Receivable for fund shares sold		392,561
Dividends receivable		586,814
Distributions receivable from Fidelity Central Funds		91,376
Other receivables		24,625
Total assets		1,067,741,773

Liabilities
Payable for investments purchased	$ 801,993
Payable for fund shares redeemed	7,244,693
Accrued management fee	473,661
Notes Payable	6,899,000
Other affiliated payables	218,347
Other payables and accrued expenses	35,358
Collateral on securities loaned, at value	48,457,125
Total liabilities		64,130,177

Net Assets		$ 1,003,611,596
Net Assets consist of:
Paid in capital		$ 724,930,538
Undistributed net investment income		194,238
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		50,023,239
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		228,463,581
Net Assets, for 28,060,837 shares outstanding		$ 1,003,611,596
Net Asset Value, offering price and redemption price per share ($1,003,611,596 ÷ 28,060,837 shares)		$ 35.77

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,562,783
Income from Fidelity Central Funds (including $544,886 from security lending)		545,814
Total income		5,108,597

Expenses
Management fee	$ 3,351,134
Transfer agent fees	1,243,655
Accounting and security lending fees	201,981
Custodian fees and expenses	33,624
Independent trustees' compensation	14,689
Registration fees	42,429
Audit	19,192
Legal	3,362
Interest	6,593
Miscellaneous	6,761
Total expenses before reductions	4,923,420
Expense reductions	(9,061)	4,914,359
Net investment income (loss)		194,238
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,138,746
Foreign currency transactions	749
Total net realized gain (loss)		54,139,495
Change in net unrealized appreciation (depreciation) on: Investment securities	(135,630,542)
Assets and liabilities in foreign currencies	(407)
Total change in net unrealized appreciation (depreciation)		(135,630,949)
Net gain (loss)		(81,491,454)
Net increase (decrease) in net assets resulting from operations		$ (81,297,216)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 194,238	$ (904,212)
Net realized gain (loss)	54,139,495	43,226,902
Change in net unrealized appreciation (depreciation)	(135,630,949)	278,406,734
Net increase (decrease) in net assets resulting from operations	(81,297,216)	320,729,424
Distributions to shareholders from net realized gain	(5,627,622)	(37,192,316)
Share transactions Proceeds from sales of shares	161,092,980	1,358,923,826
Reinvestment of distributions	5,418,966	35,875,905
Cost of shares redeemed	(729,578,835)	(495,851,392)
Net increase (decrease) in net assets resulting from share transactions	(563,066,889)	898,948,339
Redemption fees	31,280	124,274
Total increase (decrease) in net assets	(649,960,447)	1,182,609,721

Net Assets
Beginning of period	1,653,572,043	470,962,322
End of period (including undistributed net investment income of $194,238 and undistributed net investment income of $0, respectively)	$ 1,003,611,596	$ 1,653,572,043
Other Information Shares
Sold	4,453,436	39,950,860
Issued in reinvestment of distributions	158,728	999,013
Redeemed	(20,222,257)	(14,385,908)
Net increase (decrease)	(15,610,093)	26,563,965

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.86	$ 27.53	$ 23.77	$ 22.31	$ 17.08	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.01	(.03)	(.02) G	(.05)	(.03)	(.05)
Net realized and unrealized gain (loss)	(1.94)	11.42	4.08	1.86	5.26	6.51
Total from investment operations	(1.93)	11.39	4.06	1.81	5.23	6.46
Distributions from net realized gain	(.16)	(1.06)	(.30)	(.35)	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 35.77	$ 37.86	$ 27.53	$ 23.77	$ 22.31	$ 17.08
Total Return B, C	(5.09)%	41.66%	17.22%	8.18%	30.62%	60.83%
Ratios to Average Net Assets E, H
Expenses before reductions	.81% A	.84%	.86%	.91%	.94%	.99%
Expenses net of fee waivers, if any	.81% A	.84%	.86%	.91%	.94%	.99%
Expenses net of all reductions	.81% A	.83%	.85%	.91%	.94%	.99%
Net investment income (loss)	.03% A	(.09)%	(.09)% G	(.24)%	(.16)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,003,612	$ 1,653,572	$ 470,962	$ 249,124	$ 131,972	$ 96,631
Portfolio turnover rate F	53% A	74%	107%	143%	156%	131%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	14.0	12.6
Google, Inc. Class C	13.6	0.0
Google, Inc. Class A	8.1	18.0
Visa, Inc. Class A	6.5	6.1
Oracle Corp.	5.0	4.6
Facebook, Inc. Class A	4.6	6.2
salesforce.com, Inc.	4.1	2.3
MDC Partners, Inc. Class A (sub. vtg.)	2.8	2.0
Adobe Systems, Inc.	2.8	1.5
MasterCard, Inc. Class A	2.6	2.3
	64.1
Top Industries (% of fund's net assets)
As of August 31, 2014
Internet Software & Services	38.5%
Software	32.7%
IT Services	18.3%
Media	2.8%
Professional Services	2.5%
All Others*	5.2%

As of February 28, 2014
Internet Software & Services	37.5%
Software	28.8%
IT Services	19.9%
Computers & Peripherals	2.1%
Media	2.0%
All Others*	9.7%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Software and Computer Services Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
ICG Group, Inc. (a)	367,789	$ 6,381,139
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Security & Alarm Services - 0.1%
Mix Telematics Ltd. (a)	10,242,741	3,831,575
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Radware Ltd. (a)	7	121
Sonus Networks, Inc. (a)	768,400	2,896,868
		2,896,989
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
H&R Block, Inc.	753,900	25,278,267
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Alternative Carriers - 1.0%
8x8, Inc. (a)	13,100	101,787
inContact, Inc. (a)(e)	3,337,956	30,575,677
		30,677,464
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
Veeva Systems, Inc. Class A (d)	648,403	19,432,638
INTERNET & CATALOG RETAIL - 0.9%
Internet Retail - 0.9%
Ctrip.com International Ltd. sponsored ADR (a)	94,200	6,044,814
Groupon, Inc. Class A (a)(d)	3,076,300	20,918,840
HomeAway, Inc. (a)	16,700	554,440
		27,518,094
INTERNET SOFTWARE & SERVICES - 38.5%
Internet Software & Services - 38.5%
Angie's List, Inc. (a)(d)	75,575	579,660
Benefitfocus, Inc.	25,646	846,831
ChannelAdvisor Corp. (a)(d)	783,112	12,686,414
Cornerstone OnDemand, Inc. (a)	275,500	10,314,720
Cvent, Inc.	225,000	5,652,000
Demandware, Inc. (a)	460,050	24,451,658
E2open, Inc. (a)(d)	1,297,466	19,591,737
eBay, Inc. (a)	637,000	35,353,500
Endurance International Group Holdings, Inc. (d)	500,000	6,730,000
Facebook, Inc. Class A (a)	1,837,800	137,504,196
Five9, Inc. (d)	1,000,000	5,870,000
Google, Inc.:
Class A (a)	415,800	242,145,288
Class C (a)	714,200	408,236,720
Marketo, Inc. (a)	154,800	4,532,544
MercadoLibre, Inc. (d)	38,300	4,402,202

	Shares	Value
Move, Inc. (a)(e)	2,388,455	$ 37,976,435
Opower, Inc. (d)	244,200	3,819,288
Rackspace Hosting, Inc. (a)	375,200	12,981,920
SciQuest, Inc. (a)	1,099,257	17,555,134
SPS Commerce, Inc. (a)	36	2,014
Textura Corp. (a)(d)	427,100	12,309,022
Twitter, Inc.	278,000	13,830,500
Web.com Group, Inc. (a)(e)	2,874,134	54,464,839
Wix.com Ltd. (a)(d)	306,104	5,038,472
Yahoo!, Inc. (a)	1,954,259	75,258,514
Yelp, Inc. (a)	42,100	3,469,882
		1,155,603,490
IT SERVICES - 18.3%
Data Processing & Outsourced Services - 14.2%
Computer Sciences Corp.	74,600	4,460,334
ExlService Holdings, Inc. (a)	660,310	18,006,654
Fidelity National Information Services, Inc.	401,600	22,790,800
FleetCor Technologies, Inc. (a)	78,300	11,250,927
Global Payments, Inc.	106,300	7,730,136
MasterCard, Inc. Class A	1,048,600	79,494,366
Quindell PLC	889,967	2,511,714
The Western Union Co.	298,600	5,216,542
Total System Services, Inc.	407,300	12,813,658
Visa, Inc. Class A	914,830	194,419,672
WEX, Inc. (a)	46,400	5,273,360
WNS Holdings Ltd. sponsored ADR (a)(e)	2,927,854	60,401,628
		424,369,791
IT Consulting & Other Services - 4.1%
Cognizant Technology Solutions Corp. Class A (a)	799,100	36,542,843
HCL Technologies Ltd.	1	27
Lionbridge Technologies, Inc. (a)(e)	6,154,175	28,555,372
Sapient Corp. (a)	2,277,700	33,049,427
Unisys Corp. (a)	982,200	22,993,302
Virtusa Corp. (a)	81,359	2,770,274
		123,911,245
TOTAL IT SERVICES		548,281,036
MEDIA - 2.8%
Advertising - 2.8%
MDC Partners, Inc.:
Class A (e)	619	13,556
Class A (sub. vtg.)(e)	3,859,081	84,513,874
		84,527,430
PROFESSIONAL SERVICES - 2.5%
Human Resource & Employment Services - 0.3%
WageWorks, Inc. (a)	211,500	8,726,490
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 2.2%
ICF International, Inc. (a)(e)	1,994,336	$ 67,368,670
TOTAL PROFESSIONAL SERVICES		76,095,160
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
NXP Semiconductors NV (a)	249,500	17,095,740
SOFTWARE - 32.7%
Application Software - 10.7%
Actuate Corp. (a)	229,600	1,019,424
Adobe Systems, Inc. (a)	1,168,100	83,986,390
Autodesk, Inc. (a)	777,700	41,715,828
BroadSoft, Inc. (a)	442,700	10,562,822
Comverse, Inc. (a)	349,700	8,634,093
Concur Technologies, Inc. (a)(d)	252,900	25,386,102
Interactive Intelligence Group, Inc. (a)	270,928	11,598,428
Intuit, Inc.	5,550	461,649
Kingdee International Software Group Co. Ltd. (a)	13,170,000	4,248,360
Nuance Communications, Inc. (a)	328,000	5,579,280
Qlik Technologies, Inc. (a)	164,400	4,641,012
salesforce.com, Inc. (a)	2,062,026	121,845,116
TiVo, Inc. (a)	250,300	3,526,727
		323,205,231
Home Entertainment Software - 0.6%
Activision Blizzard, Inc.	747,900	17,605,566
Systems Software - 21.4%
CommVault Systems, Inc. (a)	348,537	19,218,330
Covisint Corp. (d)	764,100	3,675,321
Imperva, Inc. (a)(d)	861,874	25,089,152
Microsoft Corp.	9,255,000	420,454,650
NetSuite, Inc. (a)	83,800	7,344,232
Oracle Corp.	3,621,400	150,396,742
Red Hat, Inc. (a)	169,000	10,295,480
Rovi Corp. (a)	241,900	5,595,147
		642,069,054
TOTAL SOFTWARE		982,879,851
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Cray, Inc. (a)	7	197

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
RingCentral, Inc.	238,800	$ 3,207,084
TOTAL COMMON STOCKS (Cost $2,166,543,902)		2,983,706,154
Convertible Preferred Stocks - 0.4%

DIVERSIFIED FINANCIAL SERVICES - 0.4%
Other Diversified Financial Services - 0.4%
Deem, Inc. (f) (Cost $8,064,516)	159,864,333	11,190,503
Money Market Funds - 2.6%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $79,803,763)	79,803,763	79,803,763
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,254,412,181)		3,074,700,420
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(71,921,566)
NET ASSETS - 100%		$ 3,002,778,854
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,190,503 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$ 8,064,516
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,203
Fidelity Securities Lending Cash Central Fund	356,212
Total	$ 368,415
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ICF International, Inc.	$ 65,033,476	$ 14,410,783	$ -	$ -	$ 67,368,670
inContact, Inc.	30,108,363	-	-	-	30,575,677
Lionbridge Technologies, Inc.	44,063,893	-	-	-	28,555,372
MDC Partners, Inc. Class A	-	12,739	-	-	13,556
MDC Partners, Inc. Class A (sub. vtg.)	76,723,790	9,200,458	-	1,135,810	84,513,874
Move, Inc.	-	32,667,762	-	-	37,976,435
Web.com Group, Inc.	108,103,592	9,195,354	13,488,809	-	54,464,839
WNS Holdings Ltd. sponsored ADR	58,235,016	-	-	-	60,401,628
Total	$ 382,268,130	$ 65,487,096	$ 13,488,809	$ 1,135,810	$ 363,870,051
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,983,706,154	$ 2,983,706,154	$ -	$ -
Convertible Preferred Stocks	11,190,503	-	-	11,190,503
Money Market Funds	79,803,763	79,803,763	-	-
Total Investments in Securities:	$ 3,074,700,420	$ 3,063,509,917	$ -	$ 11,190,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $78,811,104) - See accompanying schedule: Unaffiliated issuers (cost $1,910,428,601)	$ 2,631,026,606
Fidelity Central Funds (cost $79,803,763)	79,803,763
Other affiliated issuers (cost $264,179,817)	363,870,051
Total Investments (cost $2,254,412,181)		$ 3,074,700,420
Receivable for investments sold		14,462,198
Receivable for fund shares sold		2,017,959
Dividends receivable		3,030,685
Distributions receivable from Fidelity Central Funds		166,007
Other receivables		185,932
Total assets		3,094,563,201

Liabilities
Payable to custodian bank	$ 496,403
Payable for investments purchased	4,588,483
Payable for fund shares redeemed	4,919,700
Accrued management fee	1,365,531
Other affiliated payables	536,225
Other payables and accrued expenses	74,242
Collateral on securities loaned, at value	79,803,763
Total liabilities		91,784,347

Net Assets		$ 3,002,778,854
Net Assets consist of:
Paid in capital		$ 2,017,679,107
Accumulated net investment loss		(2,475,798)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		167,352,032
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		820,223,513
Net Assets, for 25,447,037 shares outstanding		$ 3,002,778,854
Net Asset Value, offering price and redemption price per share ($3,002,778,854 ÷ 25,447,037 shares)		$ 118.00

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends (including $1,135,810 earned from other affiliated issuers)		$ 10,083,080
Income from Fidelity Central Funds (including $356,212 from security lending)		368,415
Total income		10,451,495

Expenses
Management fee	$ 9,127,180
Transfer agent fees	3,062,340
Accounting and security lending fees	482,455
Custodian fees and expenses	47,698
Independent trustees' compensation	38,263
Registration fees	73,438
Audit	19,766
Legal	5,372
Interest	33,918
Miscellaneous	20,046
Total expenses before reductions	12,910,476
Expense reductions	(604)	12,909,872
Net investment income (loss)		(2,458,377)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	182,139,883
Other affiliated issuers	886,989
Foreign currency transactions	95,740
Total net realized gain (loss)		183,122,612
Change in net unrealized appreciation (depreciation) on: Investment securities	(303,521,233)
Assets and liabilities in foreign currencies	2,704
Total change in net unrealized appreciation (depreciation)		(303,518,529)
Net gain (loss)		(120,395,917)
Net increase (decrease) in net assets resulting from operations		$ (122,854,294)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,458,377)	$ 1,629,460
Net realized gain (loss)	183,122,612	274,573,674
Change in net unrealized appreciation (depreciation)	(303,518,529)	798,762,731
Net increase (decrease) in net assets resulting from operations	(122,854,294)	1,074,965,865
Distributions to shareholders from net realized gain	(103,895,682)	(150,730,717)
Share transactions Proceeds from sales of shares	358,672,850	1,276,554,244
Reinvestment of distributions	100,367,734	145,323,975
Cost of shares redeemed	(1,074,072,354)	(529,419,074)
Net increase (decrease) in net assets resulting from share transactions	(615,031,770)	892,459,145
Redemption fees	55,674	79,660
Total increase (decrease) in net assets	(841,726,072)	1,816,773,953

Net Assets
Beginning of period	3,844,504,926	2,027,730,973
End of period (including accumulated net investment loss of $2,475,798 and accumulated net investment loss of $17,421, respectively)	$ 3,002,778,854	$ 3,844,504,926
Other Information Shares
Sold	3,048,253	11,648,557
Issued in reinvestment of distributions	917,856	1,245,065
Redeemed	(9,429,225)	(5,034,535)
Net increase (decrease)	(5,463,116)	7,859,087

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 124.38	$ 87.97	$ 89.96	$ 91.63	$ 72.29	$ 44.38
Income from Investment Operations
Net investment income (loss) D	(.09)	.06	.04	(.06)	(.11)	(.04)
Net realized and unrealized gain (loss)	(2.94)	41.95	7.25	10.39	22.28	27.95
Total from investment operations	(3.03)	42.01	7.29	10.33	22.17	27.91
Distributions from net investment income	-	-	(.78) G	-	-	-
Distributions from net realized gain	(3.35)	(5.60)	(8.50) G	(12.00)	(2.83)	-
Total distributions	(3.35)	(5.60)	(9.28)	(12.00)	(2.83)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 118.00	$ 124.38	$ 87.97	$ 89.96	$ 91.63	$ 72.29
Total Return B, C	(2.22)%	48.18%	8.85%	13.08%	30.85%	62.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.79%	.82%	.82%	.84%	.90%
Expenses net of fee waivers, if any	.78% A	.79%	.82%	.82%	.84%	.90%
Expenses net of all reductions	.78% A	.78%	.80%	.81%	.83%	.89%
Net investment income (loss)	(.15)% A	.06%	.04%	(.07)%	(.13)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,002,779	$ 3,844,505	$ 2,027,731	$ 1,621,616	$ 1,299,253	$ 984,803
Portfolio turnover rate F	54% A	87%	96%	238%	189%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	13.9	7.0
Google, Inc. Class C	4.3	0.0
Facebook, Inc. Class A	4.2	6.1
Google, Inc. Class A	4.1	9.9
Microsoft Corp.	4.0	4.3
NAVER Corp.	2.5	2.0
Fidelity National Information Services, Inc.	2.5	2.3
Baidu.com, Inc. sponsored ADR	2.1	0.0
Ctrip.com International Ltd. sponsored ADR	1.9	0.7
Adobe Systems, Inc.	1.7	1.1
	41.2
Top Industries (% of fund's net assets)
As of August 31, 2014
Internet Software & Services	26.2%
Software	18.2%
Technology Hardware, Storage & Peripherals	17.9%
Semiconductors & Semiconductor Equipment	9.0%
IT Services	7.5%
All Others*	21.2%

As of February 28, 2014
Internet Software & Services	30.9%
Software	15.9%
IT Services	12.5%
Computers & Peripherals	10.2%
Semiconductors & Semiconductor Equipment	9.0%
All Others*	21.5%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Technology Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
AUTO COMPONENTS - 0.0%
Auto Parts & Equipment - 0.0%
Mobileye NV (a)	100	$ 4,322
AUTOMOBILES - 0.3%
Automobile Manufacturers - 0.3%
Tesla Motors, Inc. (a)	30,256	8,160,043
COMMUNICATIONS EQUIPMENT - 2.7%
Communications Equipment - 2.7%
F5 Networks, Inc. (a)	69,596	8,643,127
Ixia (a)	481,476	4,631,799
Juniper Networks, Inc.	631,656	14,648,103
Palo Alto Networks, Inc. (a)	46,200	3,926,538
Procera Networks, Inc. (a)	42,300	435,267
QUALCOMM, Inc.	85,700	6,521,770
Radware Ltd. (a)	562,263	9,744,018
Riverbed Technology, Inc. (a)	562,694	10,601,155
Sandvine Corp. (U.K.) (a)	595,612	1,802,229
Spirent Communications PLC	6,208,832	10,627,128
		71,581,134
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	877,200	863,224
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.1%
TAL Education Group ADR (a)(d)	42,600	1,456,920
Specialized Consumer Services - 0.1%
LifeLock, Inc. (a)(d)	275,400	4,081,428
TOTAL DIVERSIFIED CONSUMER SERVICES		5,538,348
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	677,900	5,267,283
ELECTRICAL EQUIPMENT - 1.0%
Electrical Components & Equipment - 1.0%
Acuity Brands, Inc.	211,500	26,200,620
BizLink Holding, Inc.	144,889	710,478
BizLink Holding, Inc. rights 9/9/14 (a)	3,453	3,964
		26,915,062
ELECTRONIC EQUIPMENT & COMPONENTS - 7.1%
Electronic Components - 3.3%
Alps Electric Co. Ltd.	1,370,200	22,032,242
Delta Electronics, Inc.	873,000	6,136,364
Iljin Materials Co. Ltd. (a)	21,280	237,121
InvenSense, Inc. (a)(d)	103,439	2,673,898
Largan Precision Co. Ltd.	135,000	11,183,726
Ledlink Optics, Inc.	1,423,313	2,882,261
LG Innotek Co. Ltd. (a)	17,318	2,296,885
Mitsumi Electric Co. Ltd.	18,000	147,398
OMRON Corp.	242,400	10,495,574

	Shares	Value
Samsung SDI Co. Ltd.	4,229	$ 631,785
Sapphire Technology Co. Ltd. (a)	24,541	756,243
Sunny Optical Technology Group Co. Ltd.	6,731,000	9,171,471
Yageo Corp.	20,836,000	17,435,400
Yaskawa Electric Corp.	88,000	1,130,818
		87,211,186
Electronic Equipment & Instruments - 1.5%
Chroma ATE, Inc.	3,929,644	11,574,798
FEI Co.	8,700	731,148
Hitachi Ltd.	499,000	3,772,055
PAX Global Technology Ltd. (a)	5,080,000	4,621,131
Posiflex Technologies, Inc.	225,205	1,368,145
TPK Holding Co. Ltd.	2,438,000	16,565,605
		38,632,882
Electronic Manufacturing Services - 1.9%
AIC, Inc.	188,000	1,132,682
Merry Electronics Co. Ltd.	486,000	2,797,965
TE Connectivity Ltd.	271,726	17,031,786
Trimble Navigation Ltd. (a)	899,121	29,904,764
		50,867,197
Technology Distributors - 0.4%
Digital China Holdings Ltd. (H Shares)	10,285,000	9,966,432
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		186,677,697
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Intai Technology Corp.	967,000	5,696,613
PW Medtech Group Ltd. (a)	2,288,000	1,207,466
		6,904,079
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	6,500	125,970
HEALTH CARE TECHNOLOGY - 1.4%
Health Care Technology - 1.4%
athenahealth, Inc. (a)(d)	108,026	15,603,275
M3, Inc.	476,600	8,332,312
Medidata Solutions, Inc. (a)	285,700	13,296,478
		37,232,065
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.2%
Harman International Industries, Inc.	45,900	5,282,172
Skyworth Digital Holdings Ltd.	2,036,000	1,092,865
		6,375,037
Household Appliances - 0.1%
Cuckoo Electronics Co. Ltd.	10,968	2,008,709
TOTAL HOUSEHOLD DURABLES		8,383,746
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - 2.6%
Internet Retail - 2.6%
Ctrip.com International Ltd. sponsored ADR (a)	763,931	$ 49,021,452
Groupon, Inc. Class A (a)	1,683,200	11,445,760
HomeAway, Inc. (a)	301	9,993
InterPark INT Corp.	5,438	116,364
Jumei International Holding Ltd. sponsored ADR (d)	4,700	143,679
MySale Group PLC	42,200	161,835
Qunar Cayman Islands Ltd. sponsored ADR	39,100	1,173,782
RetailMeNot, Inc. (a)(d)	44,300	826,195
TripAdvisor, Inc. (a)	49,612	4,916,053
Vipshop Holdings Ltd. ADR (a)	5,912	1,162,477
		68,977,590
INTERNET SOFTWARE & SERVICES - 25.9%
Internet Software & Services - 25.9%
21Vianet Group, Inc. ADR (a)(d)	281,200	7,679,572
58.com, Inc. ADR (d)	273,000	11,370,450
Addcn Technology Co. Ltd.	17,000	203,709
Autohome, Inc. ADR Class A (d)	37,281	1,774,203
Baidu.com, Inc. sponsored ADR (a)	259,500	55,667,940
ChannelAdvisor Corp. (a)	423,100	6,854,220
Constant Contact, Inc. (a)	78,700	2,453,079
Cornerstone OnDemand, Inc. (a)	468,586	17,543,860
Cvent, Inc.	135,564	3,405,368
Demandware, Inc. (a)	99,574	5,292,358
E2open, Inc. (a)	435,745	6,579,750
eGain Communications Corp. (a)	129,600	846,288
Endurance International Group Holdings, Inc.	1,148,720	15,461,771
Facebook, Inc. Class A (a)	1,474,874	110,350,073
Google, Inc.:
Class A (a)	185,703	108,145,999
Class C (a)	197,903	113,121,355
Just Dial Ltd. (a)	9,985	271,799
LinkedIn Corp. (a)	72,400	16,344,300
Marketo, Inc. (a)(d)	227,964	6,674,786
Move, Inc. (a)	346,895	5,515,631
NAVER Corp.	88,864	67,298,641
NIC, Inc.	119,768	2,244,452
Opower, Inc.	34,410	538,172
Q2 Holdings, Inc. (a)	75,500	1,114,380
Rackspace Hosting, Inc. (a)	85,991	2,975,289
SciQuest, Inc. (a)	98,042	1,565,731
SouFun Holdings Ltd. ADR	21,800	251,572
TelecityGroup PLC	749,768	9,223,430
Tencent Holdings Ltd.	367,100	5,974,878
Textura Corp. (a)(d)	365,822	10,542,990
Trulia, Inc. (a)	4,500	277,335
Twitter, Inc.	399,400	19,870,150

	Shares	Value
Web.com Group, Inc. (a)	383,898	$ 7,274,867
Yahoo!, Inc. (a)	837,024	32,233,794
Yandex NV (a)	336,600	9,569,538
Yelp, Inc. (a)(d)	201,524	16,609,608
YY, Inc. ADR (a)	300	25,467
		683,146,805
IT SERVICES - 7.5%
Data Processing & Outsourced Services - 6.0%
Alliance Data Systems Corp. (a)	63,100	16,698,784
Computer Sciences Corp.	251,700	15,049,143
DST Systems, Inc.	100,380	9,316,268
Euronet Worldwide, Inc. (a)	73,801	3,933,593
Fidelity National Information Services, Inc.	1,178,868	66,900,759
Global Payments, Inc.	20,600	1,498,032
NETELLER PLC (a)	1,825,103	14,619,483
QIWI PLC Class B sponsored ADR	6,300	234,927
Quindell PLC (d)	913,513	2,578,167
Total System Services, Inc.	618,099	19,445,395
Vantiv, Inc. (a)	147,200	4,604,416
Visa, Inc. Class A	18,300	3,889,116
		158,768,083
IT Consulting & Other Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	570,812	26,103,233
EPAM Systems, Inc. (a)	94,105	3,543,053
Unisys Corp. (a)	298,500	6,987,885
Virtusa Corp. (a)	49,000	1,668,450
		38,302,621
TOTAL IT SERVICES		197,070,704
LEISURE PRODUCTS - 0.4%
Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	268,400	7,496,472
Sega Sammy Holdings, Inc.	150,900	2,876,012
		10,372,484
MACHINERY - 0.1%
Industrial Machinery - 0.1%
King Slide Works Co. Ltd.	198,000	2,657,585
MEDIA - 0.4%
Broadcasting - 0.4%
Fuji Media Holdings, Inc.	692,400	10,700,939
Publishing - 0.0%
NEXT Co. Ltd.	97,500	742,179
TOTAL MEDIA		11,443,118
PROFESSIONAL SERVICES - 1.0%
Human Resource & Employment Services - 0.5%
51job, Inc. sponsored ADR (a)	8,400	290,808
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Human Resource & Employment Services - continued
Paylocity Holding Corp. (a)(d)	59,200	$ 1,345,616
WageWorks, Inc. (a)	256,700	10,591,442
		12,227,866
Research & Consulting Services - 0.5%
ICF International, Inc. (a)	61,500	2,077,470
Verisk Analytics, Inc. (a)	180,500	11,586,295
		13,663,765
TOTAL PROFESSIONAL SERVICES		25,891,631
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.0%
Semiconductor Equipment - 1.1%
Aixtron AG (a)	89,571	1,174,491
ASM Pacific Technology Ltd.	245,000	2,549,564
GCL-Poly Energy Holdings Ltd. (a)	83,000	29,880
GT Advanced Technologies, Inc. (a)(d)	371,054	6,608,472
Nanometrics, Inc. (a)	21,591	361,002
Rubicon Technology, Inc. (a)(d)	910,718	5,682,880
SMA Solar Technology AG (a)(d)	24,537	786,666
SunEdison, Inc. (a)	242,400	5,340,072
Tessera Technologies, Inc.	44,920	1,328,284
Ultratech, Inc. (a)	222,400	5,751,264
		29,612,575
Semiconductors - 7.9%
Atmel Corp. (a)	257,700	2,283,222
Audience, Inc. (a)	499,900	4,289,142
Broadcom Corp. Class A	502,919	19,804,950
Cree, Inc. (a)	199,718	9,099,152
Crystalwise Technology, Inc. (a)	117,096	127,381
Cypress Semiconductor Corp.	226,000	2,497,300
eMemory Technology, Inc.	1,000	9,539
EPISTAR Corp.	2,261,000	4,919,166
Fairchild Semiconductor International, Inc. (a)	73,500	1,289,925
First Solar, Inc. (a)	304,400	21,210,592
Freescale Semiconductor, Inc. (a)	456,936	9,618,503
Genesis Photonics, Inc. (a)	5,068,000	3,341,799
Genesis Photonics, Inc. rights 9/17/14 (a)	238,208	21,528
Intermolecular, Inc. (a)	837,612	1,859,499
Intersil Corp. Class A	153,089	2,303,224
Lextar Electronics Corp.	506,000	567,379
M/A-COM Technology Solutions, Inc. (a)	109,800	2,600,064
Macronix International Co. Ltd. (a)	984,000	255,255
MagnaChip Semiconductor Corp. (a)	295,035	3,637,782
Melexis NV	81,867	3,754,163
Mellanox Technologies Ltd. (a)(d)	275,422	11,509,885
Micrel, Inc.	104,100	1,304,373
Micron Technology, Inc. (a)	8,300	270,580

	Shares	Value
Monolithic Power Systems, Inc.	214,295	$ 10,239,015
NXP Semiconductors NV (a)	195,387	13,387,917
On-Bright Electronics, Inc.	189,000	1,138,707
PixArt Imaging, Inc. (a)	41,000	96,338
PMC-Sierra, Inc. (a)	794,500	5,863,410
Power Integrations, Inc.	69,600	4,160,688
Radiant Opto-Electronics Corp.	1,361,000	5,876,590
RF Micro Devices, Inc. (a)	443,658	5,532,415
Samsung Electronics Co. Ltd.	4,696	5,714,292
Sanken Electric Co. Ltd.	300,000	2,494,113
Semiconductor Manufacturing International Corp. (a)	105,275,000	9,870,553
Semtech Corp. (a)	60,300	1,571,117
Seoul Semiconductor Co. Ltd.	344,329	9,914,611
Silicon Laboratories, Inc. (a)	78,700	3,567,471
Spansion, Inc. Class A (a)	537,200	11,979,560
SunEdison Semiconductor Ltd.	286,692	4,816,426
TriQuint Semiconductor, Inc. (a)	277,000	5,724,205
YoungTek Electronics Corp.	87,384	203,865
		208,725,696
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		238,338,271
SOFTWARE - 18.2%
Application Software - 9.0%
Adobe Systems, Inc. (a)	631,439	45,400,464
ANSYS, Inc. (a)	33,514	2,724,688
Aspen Technology, Inc. (a)	213,571	8,775,632
Autodesk, Inc. (a)	345,600	18,537,984
BroadSoft, Inc. (a)	372,249	8,881,861
Callidus Software, Inc. (a)	102,500	1,176,700
Citrix Systems, Inc. (a)	183,207	12,872,124
Concur Technologies, Inc. (a)(d)	352,402	35,374,113
Descartes Systems Group, Inc. (a)	184,100	2,573,641
Guidewire Software, Inc. (a)	411	18,721
Interactive Intelligence Group, Inc. (a)	316,090	13,531,813
Intuit, Inc.	77,100	6,413,178
Jive Software, Inc. (a)	103,646	723,449
Kingdee International Software Group Co. Ltd. (a)	38,125,600	12,298,501
Linx SA	53,600	1,229,077
MicroStrategy, Inc. Class A (a)	71,845	9,981,426
PROS Holdings, Inc. (a)	26,200	670,458
Qlik Technologies, Inc. (a)	276,500	7,805,595
salesforce.com, Inc. (a)	717,192	42,378,875
SolarWinds, Inc. (a)	29,236	1,251,008
Splunk, Inc. (a)	65,617	3,540,037
TIBCO Software, Inc. (a)	1,083	22,570
Ultimate Software Group, Inc. (a)	117	17,198
Workday, Inc. Class A (a)	2,546	231,864
Zendesk, Inc.	80,675	2,193,553
		238,624,530
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 1.2%
Activision Blizzard, Inc.	610,100	$ 14,361,754
Nintendo Co. Ltd.	116,900	13,030,358
Nintendo Co. Ltd. ADR	58,100	807,009
Ourgame International Holdings Ltd.	6,751,000	3,432,099
		31,631,220
Systems Software - 8.0%
Allot Communications Ltd. (a)	528,072	5,719,020
CommVault Systems, Inc. (a)	44,500	2,453,730
Fleetmatics Group PLC (a)	361,396	11,861,017
Imperva, Inc. (a)	50,561	1,471,831
Infoblox, Inc. (a)	88,600	1,191,670
Microsoft Corp.	2,342,687	106,428,270
NetSuite, Inc. (a)(d)	392,984	34,441,118
Oracle Corp.	160,700	6,673,871
Red Hat, Inc. (a)	327,212	19,933,755
ServiceNow, Inc. (a)	321,350	19,644,126
		209,818,408
TOTAL SOFTWARE		480,074,158
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 17.9%
Technology Hardware, Storage & Peripherals - 17.9%
ADLINK Technology, Inc.	97,374	257,157
Apple, Inc.	3,573,197	366,252,689
BlackBerry Ltd. (a)(d)	2,700	27,486
Casetek Holdings	208,000	1,260,142
Catcher Technology Co. Ltd.	727,000	7,373,176
Cray, Inc. (a)	708,276	19,980,466
Hewlett-Packard Co.	1,142,000	43,396,000
Lite-On Technology Corp.	3,879,300	6,433,904
NEC Corp.	5,485,000	19,505,502
Nimble Storage, Inc.	91,300	2,468,752
Silicon Graphics International Corp. (a)	439,166	4,303,827
Stratasys Ltd. (a)	12,800	1,535,488
		472,794,589
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
RingCentral, Inc.	619,900	8,325,257
TOTAL COMMON STOCKS (Cost $2,109,053,488)		2,556,745,165
Convertible Preferred Stocks - 0.3%

INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. 8.00% (e)	128,924	8,000,018

	Shares	Value
IT SERVICES - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (e)	72,872	$ 976,230
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,976,248)		8,976,248
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 0.11% (b)	83,465,291	83,465,291
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	84,169,515	84,169,515
TOTAL MONEY MARKET FUNDS (Cost $167,634,806)		167,634,806
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $2,285,664,542)		2,733,356,219
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(93,256,723)
NET ASSETS - 100%		$ 2,640,099,496
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,976,248 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Nutanix, Inc. Series E	8/26/14	$ 976,230
Uber Technologies, Inc. 8.00%	6/6/14	$ 8,000,018
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,050
Fidelity Securities Lending Cash Central Fund	583,385
Total	$ 622,435
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,556,745,165	$ 2,524,660,684	$ 32,084,481	$ -
Convertible Preferred Stocks	8,976,248	-	-	8,976,248
Money Market Funds	167,634,806	167,634,806	-	-
Total Investments in Securities:	$ 2,733,356,219	$ 2,692,295,490	$ 32,084,481	$ 8,976,248

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 66,039,681
Level 2 to Level 1	$ 4,868,395
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	76.1%
Cayman Islands	7.1%
Japan	3.9%
Taiwan	3.3%
Korea (South)	3.3%
Israel	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,470,244) - See accompanying schedule: Unaffiliated issuers (cost $2,118,029,736)	$ 2,565,721,413
Fidelity Central Funds (cost $167,634,806)	167,634,806
Total Investments (cost $2,285,664,542)		$ 2,733,356,219
Cash		28,189
Foreign currency held at value (cost $78,941)		78,984
Receivable for investments sold		16,218,161
Receivable for fund shares sold		1,682,541
Dividends receivable		1,756,091
Distributions receivable from Fidelity Central Funds		174,999
Other receivables		38,542
Total assets		2,753,333,726

Liabilities
Payable for investments purchased	$ 24,944,858
Payable for fund shares redeemed	2,359,393
Accrued management fee	1,185,967
Other affiliated payables	451,687
Other payables and accrued expenses	122,810
Collateral on securities loaned, at value	84,169,515
Total liabilities		113,234,230

Net Assets		$ 2,640,099,496
Net Assets consist of:
Paid in capital		$ 2,048,161,138
Undistributed net investment income		1,385,879
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		142,864,615
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		447,687,864
Net Assets, for 21,228,700 shares outstanding		$ 2,640,099,496
Net Asset Value, offering price and redemption price per share ($2,640,099,496 ÷ 21,228,700 shares)		$ 124.36

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 10,255,435
Income from Fidelity Central Funds (including $583,385 from security lending)		622,435
Total income		10,877,870

Expenses
Management fee	$ 6,599,919
Transfer agent fees	2,229,831
Accounting and security lending fees	364,306
Custodian fees and expenses	94,855
Independent trustees' compensation	26,189
Registration fees	32,078
Audit	24,941
Legal	3,822
Miscellaneous	103,195
Total expenses		9,479,136
Net investment income (loss)		1,398,734
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	149,549,623
Foreign currency transactions	(142,831)
Total net realized gain (loss)		149,406,792
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $6,243)	(58,956,033)
Assets and liabilities in foreign currencies	4,036
Total change in net unrealized appreciation (depreciation)		(58,951,997)
Net gain (loss)		90,454,795
Net increase (decrease) in net assets resulting from operations		$ 91,853,529

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,398,734	$ 1,083,629
Net realized gain (loss)	149,406,792	355,340,373
Change in net unrealized appreciation (depreciation)	(58,951,997)	296,902,023
Net increase (decrease) in net assets resulting from operations	91,853,529	653,326,025
Distributions to shareholders from net investment income	-	(1,509,202)
Distributions to shareholders from net realized gain	(186,547,590)	(167,743,037)
Total distributions	(186,547,590)	(169,252,239)
Share transactions Proceeds from sales of shares	362,952,160	328,754,153
Reinvestment of distributions	178,922,166	161,829,539
Cost of shares redeemed	(218,486,797)	(591,619,174)
Net increase (decrease) in net assets resulting from share transactions	323,387,529	(101,035,482)
Redemption fees	14,710	29,508
Total increase (decrease) in net assets	228,708,178	383,067,812

Net Assets
Beginning of period	2,411,391,318	2,028,323,506
End of period (including undistributed net investment income of $1,385,879 and distributions in excess of net investment income of $12,855, respectively)	$ 2,640,099,496	$ 2,411,391,318
Other Information Shares
Sold	2,976,104	2,760,510
Issued in reinvestment of distributions	1,638,031	1,392,335
Redeemed	(1,835,860)	(5,184,105)
Net increase (decrease)	2,778,275	(1,031,260)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 130.70	$ 104.11	$ 101.57	$ 102.37	$ 72.24	$ 37.12
Income from Investment Operations
Net investment income (loss) D	.07	.06	.01	(.27)	(.37)	(.13)
Net realized and unrealized gain (loss)	3.63	36.34	2.53	(.53)	30.50	35.25
Total from investment operations	3.70	36.40	2.54	(.80)	30.13	35.12
Distributions from net investment income	-	(.09) G	-	-	-	-
Distributions from net realized gain	(10.04)	(9.72) G	-	-	-	-
Total distributions	(10.04)	(9.81)	-	-	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 124.36	$ 130.70	$ 104.11	$ 101.57	$ 102.37	$ 72.24
Total ReturnB, C	3.89%	36.20%	2.50%	(.78)%	41.71%	94.61%
Ratios to Average Net AssetsE, H
Expenses before reductions	.79%A	.80%	.81%	.82%	.85%	.92%
Expenses net of fee waivers, if any	.79%A	.80%	.81%	.82%	.85%	.92%
Expenses net of all reductions	.79%A	.77%	.79%	.81%	.83%	.89%
Net investment income (loss)	.12% A	.05%	.01%	(.29)%	(.44)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,640,099	$ 2,411,391	$ 2,028,324	$ 2,349,926	$ 2,885,820	$ 1,994,894
Portfolio turnover rateF	147% A	181%	140%	196%	136%	127%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, Software and Computer Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, including information on transfers between Levels 1 and 2, is included, at the end of the each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Computers Portfolio, Electronics Portfolio, Software and Computer Services Portfolio and Technology Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Technology Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for Technology Portfolio for the period ended February 28, 2014.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Communications Equipment Portfolio	$ 262,250,842	$ 26,121,497	$ (11,108,232)	$ 15,013,265
Computers Portfolio	515,082,653	220,255,683	(27,002,341)	193,253,342
Electronics Portfolio	1,877,836,639	146,327,071	(79,252,822)	67,074,249
IT Services Portfolio	827,898,314	251,075,047	(27,530,430)	223,544,617
Software and Computer Services Portfolio	2,256,365,748	897,709,014	(79,374,342)	818,334,672
Technology Portfolio	2,288,978,867	521,666,119	(77,288,767)	444,377,352

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2018	Total with expiration
Communications Equipment	$ (3,485,780)	$ -	$ (3,485,780)
Electronics Portfolio	(38,992,524)	(71,079,130)	(110,071,654)
	No expiration
	Long-term	Total capital loss carryfoward
Communications Equipment Portfolio	$ -	$ (3,485,780)
Computers Portfolio	(4,007,747)	(4,007,747)
Electronics Portfolio	-	(110,071,654)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	43,476,283	118,029,349
Computers Portfolio	154,236,246	213,843,788
Electronics Portfolio	1,418,119,775	1,002,491,282
IT Services Portfolio	327,215,403	896,494,684
Software and Computer Services Portfolio	899,944,480	1,512,127,302
Technology Portfolio	1,902,480,802	1,709,274,979

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.25%	.55%
Computers Portfolio	.30%	.25%	.55%
Electronics Portfolio	.30%	.25%	.55%
IT Services Portfolio	.30%	.25%	.55%
Software and Computer Services Portfolio	.30%	.25%	.55%
Technology Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.25%
Computers Portfolio	.20%
Electronics Portfolio	.18%
IT Services Portfolio	.20%
Software and Computer Services Portfolio	.18%
Technology Portfolio	.19%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$ 5,219
Computers Portfolio	5,465
Electronics Portfolio	90,410
IT Services Portfolio	20,710
Software and Computer Services Portfolio	30,310
Technology Portfolio	33,604

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Communications Equipment Portfolio	Borrower	$ 13,236,333.32%		$ 348
Computers Portfolio	Borrower	7,628,000.31%		131
IT Services Portfolio	Borrower	6,657,186.32%		2,516
Software and Computer Services Portfolio	Borrower	21,876,848.32%		12,855

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Redemptions In-Kind. During the period, shares of the Funds held by affiliated entities were redeemed in kind for cash and investments. The net realized gain on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Funds recognized no gain or loss for federal income tax purposes.

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of cash and investments, delivered	Net Realized Gain (Loss) on redemptions	Shares
Communications Equipment Portfolio	$ 23,011,171	$ 4,692,068	712,640
Electronics Portfolio	78,505,773	13,991,337	1,006,354

Other. During the period, the investment adviser reimbursed Electronics Portfolio for certain losses in the amount of $13,632.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Communications Equipment Portfolio	$ 251
Computers Portfolio	571
Electronics Portfolio	1,109
IT Services Portfolio	1,229
Software and Computer Services Portfolio	2,979
Technology Portfolio	1,949

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
IT Services Portfolio	$ 19,467,769.58%		$ 4,077
Software and Computer Services Portfolio	56,102,609.59%		21,064

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Electronics Portfolio	$ 6,873	$ -
IT Services Portfolio	8,883	178
Software and Computer Services Portfolio	604	-

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period VIP FundManagers 60% Portfolio was the owner of record of approximately 15% of the total outstanding shares of Computers Portfolio. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of Computers Portfolio.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Communications Equipment Portfolio

Computers Portfolio

Electronics Portfolio

IT Services Portfolio

Software and Computer Services Portfolio

Technology Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELTEC-USAN-1014
1.813671.109

Fidelity®

Select Portfolios®

Industrials Sector

Air Transportation Portfolio

Defense and Aerospace Portfolio

Environment and Alternative Energy Portfolio

Industrial Equipment Portfolio

Industrials Portfolio

Transportation Portfolio

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Air Transportation Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Defense and Aerospace Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Environment and Alternative Energy Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Industrial Equipment Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Industrials Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Transportation Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Air Transportation Portfolio	.84%
Actual		$ 1,000.00	$ 1,085.00	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Defense and Aerospace Portfolio	.80%
Actual		$ 1,000.00	$ 982.10	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Environment and Alternative Energy Portfolio	.92%
Actual		$ 1,000.00	$ 1,006.00	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Industrial Equipment Portfolio	.77%
Actual		$ 1,000.00	$ 1,006.80	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Industrials Portfolio	.80%
Actual		$ 1,000.00	$ 1,017.50	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Transportation Portfolio	.82%
Actual		$ 1,000.00	$ 1,126.50	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Air Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
The Boeing Co.	12.0	9.5
United Parcel Service, Inc. Class B	8.2	9.2
Delta Air Lines, Inc.	8.1	10.3
Precision Castparts Corp.	6.5	5.0
FedEx Corp.	6.1	7.0
United Continental Holdings, Inc.	5.0	6.6
Southwest Airlines Co.	4.9	3.7
American Airlines Group, Inc.	4.6	7.6
Expeditors International of Washington, Inc.	3.2	3.0
C.H. Robinson Worldwide, Inc.	2.7	2.9
	61.3
Top Industries (% of fund's net assets)
As of August 31, 2014
Aerospace & Defense	36.9%
Airlines	35.4%
Air Freight & Logistics	24.6%
Transportation Infrastructure	0.4%
Road & Rail	0.1%
All Others*	2.6%

As of February 28, 2014
Airlines	43.9%
Air Freight & Logistics	27.4%
Aerospace & Defense	25.6%
Road & Rail	1.2%
Transportation Infrastructure	1.1%
All Others*	0.8%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Air Transportation Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
AEROSPACE & DEFENSE - 34.6%
Aerospace & Defense - 34.6%
AAR Corp.	54,800	$ 1,517,960
BE Aerospace, Inc. (a)	85,500	7,245,270
Bombardier, Inc. Class B (sub. vtg.)	2,217,400	7,464,071
Honeywell International, Inc.	12,900	1,228,467
Moog, Inc. Class A (a)	11,500	815,350
Precision Castparts Corp.	100,559	24,542,430
Rockwell Collins, Inc.	122,900	9,460,842
Spirit AeroSystems Holdings, Inc. Class A (a)	236,100	9,054,435
Textron, Inc.	162,500	6,175,000
The Boeing Co.	355,400	45,064,719
TransDigm Group, Inc.	35,800	6,730,042
Triumph Group, Inc.	133,500	9,260,895
United Technologies Corp.	13,800	1,490,124
		130,049,605
AIR FREIGHT & LOGISTICS - 24.2%
Air Freight & Logistics - 24.2%
Atlas Air Worldwide Holdings, Inc. (a)	92,500	3,094,125
C.H. Robinson Worldwide, Inc. (d)	150,500	10,273,130
Expeditors International of Washington, Inc.	289,107	11,940,119
FedEx Corp.	154,500	22,847,460
Forward Air Corp.	22,800	1,055,412
Hub Group, Inc. Class A (a)	133,878	5,822,354
Park-Ohio Holdings Corp.	62,690	3,638,528
United Parcel Service, Inc. Class B	317,900	30,941,207
UTi Worldwide, Inc.	128,700	1,181,466
		90,793,801
AIRLINES - 35.4%
Airlines - 35.4%
Air Canada Class A (a)	772,600	6,004,295
Alaska Air Group, Inc.	156,700	7,261,478
Allegiant Travel Co.	4,900	602,014
American Airlines Group, Inc.	445,000	17,314,950
Dart Group PLC	5,286	19,175
Delta Air Lines, Inc.	771,302	30,528,133
Hawaiian Holdings, Inc. (a)(d)	84,100	1,311,960
JetBlue Airways Corp. (a)(d)	695,000	8,499,850
Ryanair Holdings PLC sponsored ADR (a)	129,700	7,120,530
Southwest Airlines Co.	572,200	18,316,122
Spirit Airlines, Inc. (a)	139,500	9,819,405
United Continental Holdings, Inc. (a)	390,885	18,610,035
WestJet Airlines Ltd.	281,700	7,617,015
		133,024,962
MACHINERY - 0.0%
Construction Machinery & Heavy Trucks - 0.0%
ASL Marine Holdings Ltd.	235,000	114,767

	Shares	Value
ROAD & RAIL - 0.1%
Trucking - 0.1%
Universal Truckload Services, Inc.	7,500	$ 186,675
TRANSPORTATION INFRASTRUCTURE - 0.4%
Airport Services - 0.4%
BBA Aviation PLC	288,000	1,545,294
TOTAL COMMON STOCKS (Cost $291,305,526)		355,715,104
Nonconvertible Preferred Stocks - 2.3%

AEROSPACE & DEFENSE - 2.3%
Aerospace & Defense - 2.3%
Embraer SA sponsored ADR (d) (Cost $7,846,779)	218,500	8,466,875
Convertible Bonds - 0.4%
Principal Amount
AIR FREIGHT & LOGISTICS - 0.4%
Air Freight & Logistics - 0.4%
UTi Worldwide, Inc. 4.5% 3/1/19 (e) (Cost $1,400,000)	$ 1,400,000	1,419,880
Money Market Funds - 8.1%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	10,750,078	10,750,078
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	19,676,609	19,676,609
TOTAL MONEY MARKET FUNDS (Cost $30,426,687)		30,426,687
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $330,978,992)	396,028,546
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(20,590,599)
NET ASSETS - 100%	$ 375,437,947
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,419,880 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,899
Fidelity Securities Lending Cash Central Fund	54,585
Total	$ 59,484
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 355,715,104	$ 355,715,104	$ -	$ -
Nonconvertible Preferred Stocks	8,466,875	8,466,875	-	-
Convertible Bonds	1,419,880	-	1,419,880	-
Money Market Funds	30,426,687	30,426,687	-	-
Total Investments in Securities:	$ 396,028,546	$ 394,608,666	$ 1,419,880	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.1%
Canada	5.6%
Brazil	2.3%
Ireland	1.9%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,173,163) - See accompanying schedule: Unaffiliated issuers (cost $300,552,305)	$ 365,601,859
Fidelity Central Funds (cost $30,426,687)	30,426,687
Total Investments (cost $330,978,992)		$ 396,028,546
Receivable for fund shares sold		966,945
Dividends receivable		601,164
Interest receivable		30,975
Distributions receivable from Fidelity Central Funds		2,502
Other receivables		1,560
Total assets		397,631,692

Liabilities
Payable to custodian bank	$ 17
Payable for fund shares redeemed	2,241,355
Accrued management fee	168,809
Other affiliated payables	78,313
Other payables and accrued expenses	28,642
Collateral on securities loaned, at value	19,676,609
Total liabilities		22,193,745

Net Assets		$ 375,437,947
Net Assets consist of:
Paid in capital		$ 268,589,589
Undistributed net investment income		576,831
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,221,973
Net unrealized appreciation (depreciation) on investments		65,049,554
Net Assets, for 5,702,813 shares outstanding		$ 375,437,947
Net Asset Value, offering price and redemption price per share ($375,437,947 ÷ 5,702,813 shares)		$ 65.83

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 2,116,351
Interest		30,992
Income from Fidelity Central Funds (including $54,585 from security lending)		59,484
Total income		2,206,827

Expenses
Management fee	$ 1,067,037
Transfer agent fees	386,444
Accounting and security lending fees	76,803
Custodian fees and expenses	15,129
Independent trustees' compensation	4,351
Registration fees	46,657
Audit	17,251
Legal	1,073
Miscellaneous	12,201
Total expenses before reductions	1,626,946
Expense reductions	(4)	1,626,942
Net investment income (loss)		579,885
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,394,764
Redemption in-kind with affiliated entities	34,333,787
Foreign currency transactions	4,080
Total net realized gain (loss)		42,732,631
Change in net unrealized appreciation (depreciation) on investment securities		(14,203,666)
Net gain (loss)		28,528,965
Net increase (decrease) in net assets resulting from operations		$ 29,108,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 579,885	$ 481,935
Net realized gain (loss)	42,732,631	7,546,940
Change in net unrealized appreciation (depreciation)	(14,203,666)	58,042,588
Net increase (decrease) in net assets resulting from operations	29,108,850	66,071,463
Distributions to shareholders from net investment income	(149,748)	(283,510)
Distributions to shareholders from net realized gain	(1,719,334)	(6,866,621)
Total distributions	(1,869,082)	(7,150,131)
Share transactions Proceeds from sales of shares	241,825,640	455,387,601
Reinvestment of distributions	1,790,990	6,829,818
Cost of shares redeemed	(246,422,737)	(261,051,115)
Net increase (decrease) in net assets resulting from share transactions	(2,806,107)	201,166,304
Redemption fees	44,617	35,151
Total increase (decrease) in net assets	24,478,278	260,122,787

Net Assets
Beginning of period	350,959,669	90,836,882
End of period (including undistributed net investment income of $1,981,981 and undistributed net investment income of $146,694, respectively)	$ 375,437,947	$ 350,959,669
Other Information Shares
Sold	3,741,509	8,314,236
Issued in reinvestment of distributions	30,202	121,717
Redeemed	(3,820,201)	(4,750,627)
Net increase (decrease)	(48,490)	3,685,326

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 K	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 61.02	$ 43.97	$ 38.12	$ 43.05	$ 35.32	$ 17.35
Income from Investment Operations
Net investment income (loss) D	.10	.12	.21G	.05	.17H	(.07)
Net realized and unrealized gain (loss)	5.04	18.28	6.44	.46	7.68	18.04
Total from investment operations	5.14	18.40	6.65	.51	7.85	17.97
Distributions from net investment income	(.03)	(.06)	(.15)	(.05)	(.13)	-
Distributions from net realized gain	(.31)	(1.30)	(.66)	(5.39)	-	-
Total distributions	(.34)	(1.36)	(.80) M	(5.44)	(.13)	-
Redemption fees added to paid in capital D	.01	.01	- L	- L	.01	- L
Net asset value, end of period	$ 65.83	$ 61.02	$ 43.97	$ 38.12	$ 43.05	$ 35.32
Total ReturnB, C	8.50%	42.26%	17.62%	2.01%	22.26%	103.57%
Ratios to Average Net AssetsE, I
Expenses before reductions	.84%A	.87%	.94%	.96%	.92%	1.05%
Expenses net of fee waivers, if any	.84%A	.87%	.94%	.96%	.92%	1.05%
Expenses net of all reductions	.84%A	.86%	.92%	.95%	.91%	1.01%
Net investment income (loss)	.30% A	.22%	.54% G	.12%	.43% H	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 375,438	$ 350,960	$ 90,837	$ 72,652	$ 113,471	$ 94,425
Portfolio turnover rateF	80% A, J	125%	74%	102%	161%	165%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund JPortfolio turnover rate excludes securities received or delivered in-kind. KFor the year ended February 29. LAmount represents less than $.01 per share. MTotal distributions of $.80 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.655 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	20.5	22.3
The Boeing Co.	17.2	16.5
Huntington Ingalls Industries, Inc.	6.3	5.8
Textron, Inc.	5.3	5.0
Triumph Group, Inc.	4.8	4.4
Honeywell International, Inc.	4.5	4.3
L-3 Communications Holdings, Inc.	4.4	3.8
TransDigm Group, Inc.	4.1	3.8
Teledyne Technologies, Inc.	4.0	3.9
Esterline Technologies Corp.	3.6	3.2
	74.7
Top Industries (% of fund's net assets)
As of August 31, 2014
Aerospace & Defense	97.7%
Chemicals	1.5%
Electrical Equipment	0.0%†
Metals & Mining	0.0%†
All Others*	0.8%

As of February 28, 2014
Aerospace & Defense	97.4%
Chemicals	1.4%
Metals & Mining	0.8%
Electrical Equipment	0.0%†
All Others*	0.4%

* Includes short-term investments and net other assets (liabilities).
† Amount represents less than 0.1%

Semiannual Report

Defense and Aerospace Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AEROSPACE & DEFENSE - 97.7%
Aerospace & Defense - 97.7%
Alliant Techsystems, Inc.	233,543	$ 29,426,418
BAE Systems PLC	3,205,497	23,686,468
Esterline Technologies Corp. (a)	251,334	29,463,885
Exelis, Inc.	1,693,015	29,102,928
General Dynamics Corp.	84,600	10,426,950
HEICO Corp.	232,525	12,047,120
Honeywell International, Inc.	388,176	36,966,000
Huntington Ingalls Industries, Inc.	509,176	51,991,961
L-3 Communications Holdings, Inc.	333,218	36,637,319
Meggitt PLC	3,537,187	27,693,583
Precision Castparts Corp.	56,294	13,739,114
Raytheon Co.	156,756	15,101,873
Rockwell Collins, Inc.	111,200	8,560,176
Safran SA	306,200	20,070,306
Teledyne Technologies, Inc. (a)	341,626	33,161,636
Textron, Inc.	1,142,300	43,407,400
The Boeing Co.	1,123,531	142,463,731
TransDigm Group, Inc.	182,233	34,257,982
Triumph Group, Inc.	576,535	39,994,233
United Technologies Corp.	1,566,801	169,183,171
		807,382,254

	Shares	Value
CHEMICALS - 1.5%
Specialty Chemicals - 1.5%
Cytec Industries, Inc.	122,116	$ 12,582,833
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
AMETEK, Inc.	599	31,711
METALS & MINING - 0.0%
Steel - 0.0%
Carpenter Technology Corp.	200	10,946
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $567,020,414)	820,007,744
NET OTHER ASSETS (LIABILITIES) - 0.8%	7,009,788
NET ASSETS - 100%	$ 827,017,532
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,544
Fidelity Securities Lending Cash Central Fund	21,366
Total	$ 23,910
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $567,020,414)		$ 820,007,744
Receivable for investments sold		7,685,255
Receivable for fund shares sold		637,183
Dividends receivable		2,810,496
Distributions receivable from Fidelity Central Funds		1,178
Other receivables		10,028
Total assets		831,151,884

Liabilities
Payable to custodian bank	$ 1,762,008
Payable for fund shares redeemed	1,800,613
Accrued management fee	374,950
Other affiliated payables	163,186
Other payables and accrued expenses	33,595
Total liabilities		4,134,352

Net Assets		$ 827,017,532
Net Assets consist of:
Paid in capital		$ 551,340,114
Undistributed net investment income		4,809,048
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,882,136
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		252,986,234
Net Assets, for 7,171,609 shares outstanding		$ 827,017,532
Net Asset Value, offering price and redemption price per share ($827,017,532 ÷ 7,171,609 shares)		$ 115.32

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 8,342,085
Interest		11
Income from Fidelity Central Funds (including $21,366 from security lending)		23,910
Total income		8,366,006

Expenses
Management fee	$ 2,443,486
Transfer agent fees	873,430
Accounting and security lending fees	150,731
Custodian fees and expenses	10,325
Independent trustees' compensation	10,251
Registration fees	34,099
Audit	17,498
Legal	1,383
Interest	2,009
Miscellaneous	8,207
Total expenses		3,551,419
Net investment income (loss)		4,814,587
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,519,633
Foreign currency transactions	14,571
Total net realized gain (loss)		18,534,204
Change in net unrealized appreciation (depreciation) on: Investment securities	(41,653,284)
Assets and liabilities in foreign currencies	(1,096)
Total change in net unrealized appreciation (depreciation)		(41,654,380)
Net gain (loss)		(23,120,176)
Net increase (decrease) in net assets resulting from operations		$ (18,305,589)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,814,587	$ 5,553,635
Net realized gain (loss)	18,534,204	82,268,583
Change in net unrealized appreciation (depreciation)	(41,654,380)	174,135,772
Net increase (decrease) in net assets resulting from operations	(18,305,589)	261,957,990
Distributions to shareholders from net investment income	(1,575,126)	(4,764,402)
Distributions to shareholders from net realized gain	(35,451,628)	(42,855,160)
Total distributions	(37,026,754)	(47,619,562)
Share transactions Proceeds from sales of shares	75,928,757	401,810,559
Reinvestment of distributions	35,634,331	45,690,950
Cost of shares redeemed	(252,624,496)	(245,341,421)
Net increase (decrease) in net assets resulting from share transactions	(141,061,408)	202,160,088
Redemption fees	18,152	35,338
Total increase (decrease) in net assets	(196,375,599)	416,533,854

Net Assets
Beginning of period	1,023,393,131	606,859,277
End of period (including undistributed net investment income of $9,041,819 and undistributed net investment income of $1,569,587, respectively)	$ 827,017,532	$ 1,023,393,131
Other Information Shares
Sold	644,379	3,564,948
Issued in reinvestment of distributions	316,693	390,076
Redeemed	(2,140,094)	(2,219,786)
Net increase (decrease)	(1,179,022)	1,735,238

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 122.55	$ 91.73	$ 86.02	$ 78.21	$ 62.05	$ 38.96
Income from Investment Operations
Net investment income (loss) D	.64	.77	1.17G	.56	.42	.73H
Net realized and unrealized gain (loss)	(2.96)	36.34	5.94	7.87	16.17	23.32
Total from investment operations	(2.32)	37.11	7.11	8.43	16.59	24.05
Distributions from net investment income	(.21)	(.64)	(1.21)	(.51)	(.43)	(.96)
Distributions from net realized gain	(4.70)	(5.65)	(.19)	(.12)	-	-
Total distributions	(4.91)	(6.29)	(1.40)	(.62) L	(.43)	(.96)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 115.32	$ 122.55	$ 91.73	$ 86.02	$ 78.21	$ 62.05
Total ReturnB, C	(1.79)%	40.85%	8.37%	10.87%	26.79%	62.05%
Ratios to Average Net AssetsE, I
Expenses before reductions	.80%A	.81%	.84%	.86%	.88%	.95%
Expenses net of fee waivers, if any	.80%A	.81%	.84%	.86%	.88%	.95%
Expenses net of all reductions	.80%A	.81%	.83%	.86%	.88%	.94%
Net investment income (loss)	1.08%A	.70%	1.39%G	.72%	.62%	1.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 827,018	$ 1,023,393	$ 606,859	$ 681,154	$ 677,961	$ 609,095
Portfolio turnover rateF	9%A	48%	56%	56%	43%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.34 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.01%. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.623 per share is comprised of distributions from net investment income of $.508 and distributions from net realized gain of $.115 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environment and Alternative Energy Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Danaher Corp.	10.3	8.1
Iberdrola SA	9.3	4.5
Johnson Controls, Inc.	8.3	4.1
Ashland, Inc.	8.0	4.0
Waste Connections, Inc.	7.8	1.2
Crane Co.	6.2	0.0
Stericycle, Inc.	4.9	3.6
Jacobs Engineering Group, Inc.	4.7	2.4
Pentair Plc	4.7	4.2
Curtiss-Wright Corp.	4.7	1.1
	68.9
Top Industries (% of fund's net assets)
As of August 31, 2014
Renewable & Alternative Energy	84.5%
Energy Efficiency	5.2%
Environmental Support Services	4.7%
All Others*	5.6%

As of February 28, 2014
Energy Efficiency	32.2%
Water Infrastructure & Technologies	24.2%
Environmental Support Services	14.2%
Renewable & Alternative Energy	14.0%
Waste Management & Technologies	11.7%
All Others*	3.7%

* Includes short-term investments and net other assets (liabilities).
Prior period industry classifications reflect the categories in place as of the date indicated and have been adjusted to reflect current industry classifications.

Semiannual Report

Environment and Alternative Energy Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Energy Efficiency - 5.2%
Buildings Energy Efficiency - 0.5%
Aspen Aerogels, Inc. (a)	50,960	$ 487,534
Transport Energy Efficiency - 4.7%
Curtiss-Wright Corp.	63,800	4,583,392
TOTAL ENERGY EFFICIENCY		5,070,926
Environmental Support Services - 4.7%
Environmental Consultancies - 4.7%
Jacobs Engineering Group, Inc. (a)	86,600	4,668,606
Other - 4.5%
Other - 4.5%
MRC Global, Inc. (a)	179,800	4,462,636
Renewable & Alternative Energy - 84.5%
Biofuels - 0.5%
Amyris, Inc. (a)(d)	116,600	492,052
Renewable Energy Developers and Independent Power Producers - 84.0%
Ashland, Inc.	73,300	7,859,226
Covanta Holding Corp. (d)	200,400	4,206,396
Crane Co.	87,700	6,103,043
Cree, Inc. (a)(d)	26,600	1,211,896
Danaher Corp.	131,900	10,104,860
Iberdrola SA	1,250,020	9,173,160
Johnson Controls, Inc.	167,500	8,175,675
Pentair Plc	67,700	4,608,339
SolarCity Corp. (a)(d)	40,100	2,754,068
Stericycle, Inc. (a)	41,000	4,872,850
U.S. Ecology, Inc.	87,100	3,722,654
Valmont Industries, Inc. (d)	29,500	4,152,125
Vestas Wind Systems A/S (a)	87,900	3,699,649

	Shares	Value
Waste Connections, Inc.	156,900	$ 7,697,514
Zumtobel AG	210,100	4,381,086
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER PRODUCERS		82,722,541
TOTAL RENEWABLE & ALTERNATIVE ENERGY		83,214,593
TOTAL COMMON STOCKS (Cost $90,405,350)		97,416,761
Cash Equivalents - 8.7%

Fidelity Cash Central Fund, 0.11% (b)	910,132	910,132
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	7,648,525	7,648,525
TOTAL CASH EQUIVALENTS (Cost $8,558,657)		8,558,657
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $98,964,007)	105,975,418
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(7,476,051)
NET ASSETS - 100%	$ 98,499,367
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,673
Fidelity Securities Lending Cash Central Fund	42,442
Total	$ 44,115
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 97,416,761	$ 96,929,227	$ 487,534	$ -
Money Market Funds	8,558,657	8,558,657	-	-
Total Investments in Securities:	$ 105,975,418	$ 105,487,884	$ 487,534	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.8%
Spain	9.3%
Ireland	4.7%
Austria	4.4%
Denmark	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environment and Alternative Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,469,854) - See accompanying schedule: Unaffiliated issuers (cost $90,405,350)	$ 97,416,761
Fidelity Central Funds (cost $8,558,657)	8,558,657
Total Investments (cost $98,964,007)		$ 105,975,418
Cash		5,331
Receivable for investments sold		289,970
Receivable for fund shares sold		65,396
Dividends receivable		61,682
Distributions receivable from Fidelity Central Funds		13,822
Other receivables		41
Total assets		106,411,660

Liabilities
Payable for fund shares redeemed	$ 174,343
Accrued management fee	45,147
Other affiliated payables	24,999
Other payables and accrued expenses	19,279
Collateral on securities loaned, at value	7,648,525
Total liabilities		7,912,293

Net Assets		$ 98,499,367
Net Assets consist of:
Paid in capital		$ 78,143,694
Undistributed net investment income		228,522
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,115,940
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,011,211
Net Assets, for 4,197,251 shares outstanding		$ 98,499,367
Net Asset Value, offering price and redemption price per share ($98,499,367 ÷ 4,197,251 shares)		$ 23.47

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 774,347
Interest		8,148
Income from Fidelity Central Funds (including $42,442 from security lending)		44,115
Total income		826,610

Expenses
Management fee	$ 286,965
Transfer agent fees	132,888
Accounting and security lending fees	20,698
Custodian fees and expenses	3,826
Independent trustees' compensation	1,168
Registration fees	15,861
Audit	16,815
Legal	95
Miscellaneous	837
Total expenses before reductions	479,153
Expense reductions	(5)	479,148
Net investment income (loss)		347,462
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,135,681
Foreign currency transactions	3,144
Total net realized gain (loss)		19,138,825
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,663,309)
Assets and liabilities in foreign currencies	(253)
Total change in net unrealized appreciation (depreciation)		(18,663,562)
Net gain (loss)		475,263
Net increase (decrease) in net assets resulting from operations		$ 822,725

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 347,462	$ 589,401
Net realized gain (loss)	19,138,825	5,379,320
Change in net unrealized appreciation (depreciation)	(18,663,562)	15,625,963
Net increase (decrease) in net assets resulting from operations	822,725	21,594,684
Distributions to shareholders from net investment income	(13,584)	(701,353)
Distributions to shareholders from net realized gain	(117,729)	-
Total distributions	(131,313)	(701,353)
Share transactions Proceeds from sales of shares	15,040,330	41,113,758
Reinvestment of distributions	125,932	672,436
Cost of shares redeemed	(20,228,425)	(41,831,872)
Net increase (decrease) in net assets resulting from share transactions	(5,062,163)	(45,678)
Redemption fees	1,098	3,514
Total increase (decrease) in net assets	(4,369,653)	20,851,167

Net Assets
Beginning of period	102,869,020	82,017,853
End of period (including undistributed net investment income of $228,522 and distributions in excess of net investment income of $105,356, respectively)	$ 98,499,367	$ 102,869,020
Other Information Shares
Sold	640,769	1,933,973
Issued in reinvestment of distributions	5,555	31,610
Redeemed	(853,091)	(2,087,703)
Net increase (decrease)	(206,767)	(122,120)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.36	$ 18.12	$ 16.32	$ 19.19	$ 14.94	$ 10.94
Income from Investment Operations
Net investment income (loss) D	.08	.14	.18	.20	.10	.11
Net realized and unrealized gain (loss)	.06	5.27	1.77	(2.88)	4.22	4.03
Total from investment operations	.14	5.41	1.95	(2.68)	4.32	4.14
Distributions from net investment income	-I	(.17)	(.15)	(.19)	(.07)	(.14)
Distributions from net realized gain	(.03)	-	-	-	-	-
Total distributions	(.03)	(.17)	(.15)	(.19)	(.07)	(.14)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.47	$ 23.36	$ 18.12	$ 16.32	$ 19.19	$ 14.94
Total ReturnB, C	.60%	29.97%	12.02%	(13.92)%	28.96%	37.77%
Ratios to Average Net AssetsE, G
Expenses before reductions	.92%A	.97%	.99%	1.01%	1.08%	1.08%
Expenses net of fee waivers, if any	.92%A	.97%	.99%	1.01%	1.08%	1.08%
Expenses net of all reductions	.92%A	.97%	.97%	1.00%	1.07%	1.08%
Net investment income (loss)	.67%A	.70%	1.10%	1.15%	.59%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,499	$ 102,869	$ 82,018	$ 77,943	$ 96,864	$ 47,186
Portfolio turnover rateF	133%A	28%	54%	183%	190%	132%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Fund. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	9.7	9.6
The Boeing Co.	8.3	6.8
General Electric Co.	5.9	8.1
Caterpillar, Inc.	5.8	6.1
Honeywell International, Inc.	5.5	6.8
Danaher Corp.	5.0	5.6
Manitowoc Co., Inc.	3.8	1.7
Johnson Controls, Inc.	3.5	2.8
URS Corp.	3.3	2.3
Illinois Tool Works, Inc.	3.0	3.0
	53.8
Top Industries (% of fund's net assets)
As of August 31, 2014
Aerospace & Defense	33.4%
Machinery	26.7%
Industrial Conglomerates	12.0%
Construction & Engineering	6.0%
Electrical Equipment	6.0%
All Others*	15.9%

As of February 28, 2014
Aerospace & Defense	26.3%
Machinery	24.4%
Industrial Conglomerates	14.7%
Electrical Equipment	10.4%
Professional Services	4.8%
All Others*	19.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Industrial Equipment Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AEROSPACE & DEFENSE - 33.4%
Aerospace & Defense - 33.4%
Alliant Techsystems, Inc.	50,200	$ 6,325,200
Honeywell International, Inc.	192,800	18,360,344
Huntington Ingalls Industries, Inc.	61,900	6,320,609
L-3 Communications Holdings, Inc.	70,600	7,762,470
Meggitt PLC	312,800	2,448,995
Teledyne Technologies, Inc. (a)	40,900	3,970,163
The Boeing Co.	216,500	27,452,200
Triumph Group, Inc.	87,900	6,097,623
United Technologies Corp.	296,200	31,983,676
		110,721,280
AIR FREIGHT & LOGISTICS - 0.7%
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	68,300	2,284,635
AUTO COMPONENTS - 3.5%
Auto Parts & Equipment - 3.5%
Johnson Controls, Inc.	238,000	11,616,780
AUTOMOBILES - 0.9%
Automobile Manufacturers - 0.9%
Hyundai Motor Co.	13,726	3,153,691
BUILDING PRODUCTS - 1.9%
Building Products - 1.9%
American Woodmark Corp. (a)	42,700	1,674,694
Lennox International, Inc.	49,700	4,162,872
Sung Kwang Bend Co. Ltd.	21,093	365,035
		6,202,601
CONSTRUCTION & ENGINEERING - 6.0%
Construction & Engineering - 6.0%
AECOM Technology Corp. (a)	126,000	4,767,840
MasTec, Inc. (a)	139,100	4,242,550
URS Corp.	182,300	11,043,734
		20,054,124
DIVERSIFIED CONSUMER SERVICES - 1.1%
Specialized Consumer Services - 1.1%
H&R Block, Inc.	104,500	3,503,885
ELECTRICAL EQUIPMENT - 6.0%
Electrical Components & Equipment - 4.2%
Generac Holdings, Inc. (a)(d)	101,300	4,712,476

	Shares	Value
Regal-Beloit Corp.	42,528	$ 3,022,465
Rockwell Automation, Inc.	53,800	6,273,618
		14,008,559
Heavy Electrical Equipment - 1.8%
Babcock & Wilcox Co.	202,400	5,879,720
TOTAL ELECTRICAL EQUIPMENT		19,888,279
INDUSTRIAL CONGLOMERATES - 12.0%
Industrial Conglomerates - 12.0%
3M Co.	25,600	3,686,400
Danaher Corp.	217,600	16,670,336
General Electric Co.	750,455	19,496,821
		39,853,557
MACHINERY - 26.7%
Construction Machinery & Heavy Trucks - 15.7%
Allison Transmission Holdings, Inc.	237,433	7,284,444
Caterpillar, Inc.	176,800	19,283,576
Cummins, Inc.	56,500	8,198,715
Manitowoc Co., Inc.	424,800	12,497,616
Navistar International Corp. (a)(d)	60,900	2,296,539
Terex Corp.	63,200	2,364,312
		51,925,202
Industrial Machinery - 11.0%
Global Brass & Copper Holdings, Inc.	515,200	7,959,840
Hy-Lok Corp.	31,368	1,064,056
Illinois Tool Works, Inc.	114,200	10,073,582
Metka SA	79,399	1,192,450
Parker Hannifin Corp.	55,800	6,444,900
Valmont Industries, Inc. (d)	69,800	9,824,350
		36,559,178
TOTAL MACHINERY		88,484,380
PROFESSIONAL SERVICES - 5.7%
Human Resource & Employment Services - 1.1%
Towers Watson & Co.	32,200	3,530,086
Research & Consulting Services - 4.6%
CBIZ, Inc. (a)	607,100	5,221,060
CRA International, Inc. (a)	96,900	2,607,579
Dun & Bradstreet Corp.	63,700	7,477,106
		15,305,745
TOTAL PROFESSIONAL SERVICES		18,835,831
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	29,100	2,444,109
TOTAL COMMON STOCKS (Cost $264,026,864)		327,043,152
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	4,196,406	$ 4,196,406
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	13,727,025	13,727,025
TOTAL MONEY MARKET FUNDS (Cost $17,923,431)		17,923,431
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $281,950,295)	344,966,583
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(13,327,760)
NET ASSETS - 100%	$ 331,638,823
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 885
Fidelity Securities Lending Cash Central Fund	10,068
Total	$ 10,953
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,370,181) - See accompanying schedule: Unaffiliated issuers (cost $264,026,864)	$ 327,043,152
Fidelity Central Funds (cost $17,923,431)	17,923,431
Total Investments (cost $281,950,295)		$ 344,966,583
Cash		6,190
Receivable for fund shares sold		11,529
Dividends receivable		707,381
Distributions receivable from Fidelity Central Funds		4,031
Other receivables		14,038
Total assets		345,709,752

Liabilities
Payable for fund shares redeemed	$ 113,143
Accrued management fee	150,168
Other affiliated payables	55,143
Other payables and accrued expenses	25,450
Collateral on securities loaned, at value	13,727,025
Total liabilities		14,070,929

Net Assets		$ 331,638,823
Net Assets consist of:
Paid in capital		$ 241,480,919
Undistributed net investment income		1,524,045
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,619,171
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		63,014,688
Net Assets, for 7,828,835 shares outstanding		$ 331,638,823
Net Asset Value, offering price and redemption price per share ($331,638,823 ÷ 7,828,835 shares)		$ 42.36

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 3,048,808
Income from Fidelity Central Funds (including $10,068 from security lending)		10,953
Total income		3,059,761

Expenses
Management fee	$ 1,091,461
Transfer agent fees	307,077
Accounting and security lending fees	77,930
Custodian fees and expenses	10,355
Independent trustees' compensation	4,590
Registration fees	15,551
Audit	19,924
Legal	348
Interest	1,764
Miscellaneous	5,381
Total expenses		1,534,381
Net investment income (loss)		1,525,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $53,491)	26,423,038
Foreign currency transactions	10,243
Total net realized gain (loss)		26,433,281
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $947)	(24,752,543)
Assets and liabilities in foreign currencies	(284)
Total change in net unrealized appreciation (depreciation)		(24,752,827)
Net gain (loss)		1,680,454
Net increase (decrease) in net assets resulting from operations		$ 3,205,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,525,380	$ 3,342,101
Net realized gain (loss)	26,433,281	66,394,115
Change in net unrealized appreciation (depreciation)	(24,752,827)	15,203,691
Net increase (decrease) in net assets resulting from operations	3,205,834	84,939,907
Distributions to shareholders from net investment income	(941,573)	(2,819,050)
Distributions to shareholders from net realized gain	(34,662,823)	(24,347,487)
Total distributions	(35,604,396)	(27,166,537)
Share transactions Proceeds from sales of shares	16,140,050	99,971,134
Reinvestment of distributions	34,984,415	26,665,074
Cost of shares redeemed	(112,474,458)	(128,975,271)
Net increase (decrease) in net assets resulting from share transactions	(61,349,993)	(2,339,063)
Redemption fees	1,147	1,005
Total increase (decrease) in net assets	(93,747,408)	55,435,312

Net Assets
Beginning of period	425,386,231	369,950,919
End of period (including undistributed net investment income of $1,524,045 and undistributed net investment income of $940,238, respectively)	$ 331,638,823	$ 425,386,231
Other Information Shares
Sold	368,208	2,339,925
Issued in reinvestment of distributions	852,862	595,207
Redeemed	(2,634,000)	(3,038,979)
Net increase (decrease)	(1,412,930)	(103,847)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 46.03	$ 39.59	$ 36.37	$ 36.16	$ 26.16	$ 13.98
Income from Investment Operations
Net investment income (loss) D	.17	.37	.45	.28	.26	.19
Net realized and unrealized gain (loss)	.02	9.19	3.22	.29	9.89	12.22
Total from investment operations	.19	9.56	3.67	.57	10.15	12.41
Distributions from net investment income	(.10)	(.32)	(.45)	(.26)	(.15)	(.23)
Distributions from net realized gain	(3.76)	(2.80)	-	(.10)	-	-
Total distributions	(3.86)	(3.12)	(.45)	(.36)	(.15)	(.23)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 42.36	$ 46.03	$ 39.59	$ 36.37	$ 36.16	$ 26.16
Total ReturnB, C	.68%	24.37%	10.19%	1.66%	38.87%	89.06%
Ratios to Average Net Assets E,G
Expenses before reductions	.77%A	.79%	.82%	.84%	.89%	.95%
Expenses net of fee waivers, if any	.77%A	.78%	.82%	.84%	.89%	.95%
Expenses net of all reductions	.77%A	.78%	.81%	.84%	.88%	.94%
Net investment income (loss)	.77%A	.87%	1.25%	.85%	.85%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,639	$ 425,386	$ 369,951	$ 351,674	$ 362,671	$ 120,368
Portfolio turnover rateF	51%A	100%	69%	101%	82%	74%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	6.3	7.4
Danaher Corp.	5.9	5.1
The Boeing Co.	5.4	4.4
Union Pacific Corp.	4.9	4.6
General Electric Co.	4.5	5.5
FedEx Corp.	4.2	3.6
Caterpillar, Inc.	4.1	3.9
Honeywell International, Inc.	3.9	4.3
Dun & Bradstreet Corp.	2.9	1.4
Manitowoc Co., Inc.	2.6	2.6
	44.7
Top Industries (% of fund's net assets)
As of August 31, 2014
Aerospace & Defense	23.0%
Machinery	17.4%
Industrial Conglomerates	10.4%
Professional Services	9.7%
Electrical Equipment	8.1%
All Others*	31.4%

As of February 28, 2014
Machinery	24.2%
Aerospace & Defense	21.4%
Industrial Conglomerates	10.6%
Electrical Equipment	9.1%
Professional Services	8.5%
All Others*	26.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Industrials Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AEROSPACE & DEFENSE - 23.0%
Aerospace & Defense - 23.0%
Alliant Techsystems, Inc.	126,200	$ 15,901,200
General Dynamics Corp.	226,897	27,965,055
Honeywell International, Inc.	462,959	44,087,586
L-3 Communications Holdings, Inc.	94,800	10,423,260
Teledyne Technologies, Inc. (a)	135,153	13,119,302
Textron, Inc.	428,319	16,276,122
The Boeing Co.	487,098	61,764,026
United Technologies Corp.	666,971	72,019,527
		261,556,078
AIR FREIGHT & LOGISTICS - 4.2%
Air Freight & Logistics - 4.2%
FedEx Corp.	325,517	48,137,454
AIRLINES - 4.1%
Airlines - 4.1%
American Airlines Group, Inc.	536,359	20,869,729
Delta Air Lines, Inc.	650,073	25,729,889
		46,599,618
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.	241,135	11,769,799
BUILDING PRODUCTS - 2.8%
Building Products - 2.8%
A.O. Smith Corp.	394,039	19,339,434
Lennox International, Inc.	156,672	13,122,847
		32,462,281
COMMERCIAL SERVICES & SUPPLIES - 3.1%
Diversified Support Services - 1.2%
KAR Auction Services, Inc.	435,800	13,143,728
Environmental & Facility Services - 1.3%
Waste Connections, Inc.	307,337	15,077,953
Office Services & Supplies - 0.6%
West Corp.	223,300	6,623,078
TOTAL COMMERCIAL SERVICES & SUPPLIES		34,844,759
CONSTRUCTION & ENGINEERING - 4.1%
Construction & Engineering - 4.1%
EMCOR Group, Inc.	297,245	12,840,984
Jacobs Engineering Group, Inc. (a)	327,100	17,633,961
MasTec, Inc. (a)	126,479	3,857,610
Tutor Perini Corp. (a)	413,747	12,362,760
		46,695,315
ELECTRICAL EQUIPMENT - 8.1%
Electrical Components & Equipment - 7.2%
Eaton Corp. PLC	381,447	26,628,815

	Shares	Value
Emerson Electric Co.	324,777	$ 20,792,224
EnerSys	111,300	7,155,477
Hubbell, Inc. Class B	71,593	8,655,594
Rockwell Automation, Inc.	161,735	18,859,918
		82,092,028
Heavy Electrical Equipment - 0.9%
Babcock & Wilcox Co.	361,700	10,507,385
TOTAL ELECTRICAL EQUIPMENT		92,599,413
ENERGY EQUIPMENT & SERVICES - 0.4%
Oil & Gas Equipment & Services - 0.4%
Aspen Aerogels, Inc. (a)	475,092	4,545,205
INDUSTRIAL CONGLOMERATES - 10.4%
Industrial Conglomerates - 10.4%
Danaher Corp.	869,521	66,614,004
General Electric Co.	1,991,784	51,746,548
		118,360,552
MACHINERY - 17.4%
Agricultural & Farm Machinery - 1.7%
Deere & Co.	228,050	19,176,725
Construction Machinery & Heavy Trucks - 9.3%
Caterpillar, Inc.	425,196	46,376,128
Cummins, Inc.	160,678	23,315,985
Manitowoc Co., Inc.	1,001,543	29,465,395
Wabtec Corp.	82,687	6,892,788
		106,050,296
Industrial Machinery - 6.4%
Crane Co.	105,180	7,319,476
Dover Corp.	95,892	8,426,030
Global Brass & Copper Holdings, Inc.	180,377	2,786,825
Hyster-Yale Materials Handling Class A	81,400	6,275,126
IDEX Corp.	114,298	8,794,088
Pall Corp.	175,829	14,834,693
Valmont Industries, Inc. (d)	170,738	24,031,374
		72,467,612
TOTAL MACHINERY		197,694,633
OIL, GAS & CONSUMABLE FUELS - 2.1%
Oil & Gas Storage & Transport - 2.1%
Golar LNG Ltd. (d)	225,100	14,181,300
Scorpio Tankers, Inc.	1,081,608	10,340,172
		24,521,472
PROFESSIONAL SERVICES - 9.7%
Human Resource & Employment Services - 2.1%
Towers Watson & Co.	223,128	24,461,523
Research & Consulting Services - 7.6%
Corporate Executive Board Co.	67,400	4,443,008
CRA International, Inc. (a)	100,944	2,716,403
Dun & Bradstreet Corp.	282,917	33,208,797
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - continued
Huron Consulting Group, Inc. (a)	240,508	$ 14,545,924
Nielsen Holdings B.V.	325,751	15,307,039
Verisk Analytics, Inc. (a)	250,150	16,057,129
		86,278,300
TOTAL PROFESSIONAL SERVICES		110,739,823
ROAD & RAIL - 7.2%
Railroads - 4.9%
Union Pacific Corp.	526,066	55,378,968
Trucking - 2.3%
J.B. Hunt Transport Services, Inc.	345,220	26,081,371
TOTAL ROAD & RAIL		81,460,339
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Trading Companies & Distributors - 1.9%
W.W. Grainger, Inc.	55,650	13,701,030
WESCO International, Inc. (a)	90,466	7,598,239
		21,299,269
TOTAL COMMON STOCKS (Cost $915,986,526)		1,133,286,010
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,467,776	$ 1,467,776
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	36,887,575	36,887,575
TOTAL MONEY MARKET FUNDS (Cost $38,355,351)		38,355,351
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $954,341,877)	1,171,641,361
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(33,413,165)
NET ASSETS - 100%	$ 1,138,228,196
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,697
Fidelity Securities Lending Cash Central Fund	49,167
Total	$ 55,864
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,133,286,010	$ 1,128,740,805	$ 4,545,205	$ -
Money Market Funds	38,355,351	38,355,351	-	-
Total Investments in Securities:	$ 1,171,641,361	$ 1,167,096,156	$ 4,545,205	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,352,375) - See accompanying schedule: Unaffiliated issuers (cost $915,986,526)	$ 1,133,286,010
Fidelity Central Funds (cost $38,355,351)	38,355,351
Total Investments (cost $954,341,877)		$ 1,171,641,361
Receivable for investments sold		3,368,624
Receivable for fund shares sold		2,281,886
Dividends receivable		2,304,773
Distributions receivable from Fidelity Central Funds		12,085
Other receivables		17,991
Total assets		1,179,626,720

Liabilities
Payable for investments purchased	$ 2,612,814
Payable for fund shares redeemed	1,094,546
Accrued management fee	517,925
Other affiliated payables	242,320
Other payables and accrued expenses	43,344
Collateral on securities loaned, at value	36,887,575
Total liabilities		41,398,524

Net Assets		$ 1,138,228,196
Net Assets consist of:
Paid in capital		$ 813,725,457
Undistributed net investment income		3,574,240
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		103,629,146
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		217,299,353
Net Assets, for 35,133,565 shares outstanding		$ 1,138,228,196
Net Asset Value, offering price and redemption price per share ($1,138,228,196 ÷ 35,133,565 shares)		$ 32.40

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 9,567,461
Interest		75,506
Income from Fidelity Central Funds (includes $49,167 from security lending)		55,864
Total income		9,698,831

Expenses
Management fee	$ 3,573,758
Transfer agent fees	1,310,283
Accounting and security lending fees	208,675
Custodian fees and expenses	20,297
Independent trustees' compensation	14,588
Registration fees	21,609
Audit	17,378
Legal	1,458
Interest	2,908
Miscellaneous	9,154
Total expenses		5,180,108
Net investment income (loss)		4,518,723
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,368,851
Redemption in-kind with affiliated entities	51,052,475
Foreign currency transactions	(2,038)
Total net realized gain (loss)		105,419,288
Change in net unrealized appreciation (depreciation) on: Investment securities	(85,880,067)
Assets and liabilities in foreign currencies	510
Total change in net unrealized appreciation (depreciation)		(85,879,557)
Net gain (loss)		19,539,731
Net increase (decrease) in net assets resulting from operations		$ 24,058,454

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,518,723	$ 7,872,962
Net realized gain (loss)	105,419,288	110,576,886
Change in net unrealized appreciation (depreciation)	(85,879,557)	138,236,065
Net increase (decrease) in net assets resulting from operations	24,058,454	256,685,913
Distributions to shareholders from net investment income	(1,584,336)	(7,417,543)
Distributions to shareholders from net realized gain	(62,977,273)	(61,874,525)
Total distributions	(64,561,609)	(69,292,068)
Share transactions Proceeds from sales of shares	582,969,693	483,173,850
Reinvestment of distributions	63,017,644	67,875,440
Cost of shares redeemed	(684,377,114)	(394,620,245)
Net increase (decrease) in net assets resulting from share transactions	(38,389,777)	156,429,045
Redemption fees	3,862	28,132
Total increase (decrease) in net assets	(78,889,070)	343,851,022

Net Assets
Beginning of period	1,217,117,266	873,266,244
End of period (including undistributed net investment income of $3,574,240 and undistributed net investment income of $639,853, respectively)	$ 1,138,228,196	$ 1,217,117,266
Other Information Shares
Sold	18,387,128	15,662,826
Issued in reinvestment of distributions	2,040,727	2,184,292
Redeemed	(21,418,949)	(12,867,011)
Net increase (decrease)	(991,094)	4,980,107

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.69	$ 28.04	$ 24.69	$ 25.24	$ 18.39	$ 10.12
Income from Investment Operations
Net investment income (loss) D	.11	.23	.28	.19	.15	.11
Net realized and unrealized gain (loss)	.39	7.36	3.54	.01	6.80	8.27
Total from investment operations	.50	7.59	3.82	.20	6.95	8.38
Distributions from net investment income	(.04)	(.20)	(.26)	(.13)	(.10)	(.11)
Distributions from net realized gain	(1.75)	(1.74)	(.21)	(.62)	-	-
Total distributions	(1.79)	(1.94)	(.47)	(.75)	(.10)	(.11)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 32.40	$ 33.69	$ 28.04	$ 24.69	$ 25.24	$ 18.39
Total ReturnB, C	1.75%	27.80%	15.71%	.94%	37.85%	82.95%
Ratios to Average Net Assets E,G
Expenses before reductions	.80%A	.81%	.85%	.87%	.90%	.97%
Expenses net of fee waivers, if any	.80%A	.81%	.85%	.87%	.90%	.97%
Expenses net of all reductions	.80%A	.81%	.84%	.86%	.90%	.97%
Net investment income (loss)	.70%A	.74%	1.13%	.83%	.69%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,138,228	$ 1,217,117	$ 873,266	$ 551,144	$ 572,451	$ 253,287
Portfolio turnover rate F	70%A,J	58%	75%	102%	80%	106%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp.	18.1	19.5
United Parcel Service, Inc. Class B	11.6	14.4
Delta Air Lines, Inc.	6.0	7.3
FedEx Corp.	5.5	6.6
CSX Corp.	5.3	4.7
American Airlines Group, Inc.	5.0	5.0
Norfolk Southern Corp.	4.8	4.9
United Continental Holdings, Inc.	4.2	4.7
Southwest Airlines Co.	3.8	1.1
Spirit Airlines, Inc.	3.1	3.7
	67.4
Top Industries (% of fund's net assets)
As of August 31, 2014
Road & Rail	44.0%
Airlines	24.2%
Air Freight & Logistics	22.8%
Marine	2.0%
Oil, Gas & Consumable Fuels	1.2%
All Others*	5.8%

As of February 28, 2014
Road & Rail	43.7%
Air Freight & Logistics	25.4%
Airlines	22.9%
Oil, Gas & Consumable Fuels	1.5%
Machinery	1.3%
All Others*	5.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Transportation Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
AIR FREIGHT & LOGISTICS - 22.6%
Air Freight & Logistics - 22.6%
Atlas Air Worldwide Holdings, Inc. (a)	50,200	$ 1,679,190
C.H. Robinson Worldwide, Inc. (d)	146,696	10,013,469
Expeditors International of Washington, Inc.	300,854	12,425,270
FedEx Corp.	243,100	35,949,628
Hub Group, Inc. Class A (a)	156,722	6,815,840
Park-Ohio Holdings Corp.	70,270	4,078,471
United Parcel Service, Inc. Class B	778,700	75,790,871
UTi Worldwide, Inc.	167,900	1,541,322
		148,294,061
AIRLINES - 24.2%
Airlines - 24.2%
Alaska Air Group, Inc.	111,600	5,171,544
American Airlines Group, Inc.	843,000	32,801,130
Delta Air Lines, Inc.	988,702	39,132,825
JetBlue Airways Corp. (a)(d)	708,500	8,664,955
Southwest Airlines Co.	774,600	24,794,946
Spirit Airlines, Inc. (a)	293,359	20,649,540
United Continental Holdings, Inc. (a)	579,236	27,577,426
		158,792,366
MACHINERY - 1.2%
Construction Machinery & Heavy Trucks - 1.0%
ASL Marine Holdings Ltd.	1,319,200	644,259
Conrad Industries, Inc.	83,600	3,176,800
Supreme Industries, Inc. Class A	282,800	2,211,496
		6,032,555
Industrial Machinery - 0.2%
Global Brass & Copper Holdings, Inc.	89,800	1,387,410
TOTAL MACHINERY		7,419,965
MARINE - 2.0%
Marine - 2.0%
Diana Shipping, Inc. (a)	23,600	251,104
Kirby Corp. (a)	108,900	12,990,681
		13,241,785
OIL, GAS & CONSUMABLE FUELS - 1.2%
Oil & Gas Storage & Transport - 1.2%
Scorpio Tankers, Inc.	835,533	7,987,695
ROAD & RAIL - 44.0%
Railroads - 30.0%
CSX Corp.	1,119,219	34,595,059
Genesee & Wyoming, Inc. Class A (a)	31,281	3,075,861
Kansas City Southern	72,900	8,409,744
Norfolk Southern Corp.	297,700	31,853,900
Union Pacific Corp.	1,130,036	118,958,891
		196,893,455

	Shares	Value
Trucking - 14.0%
AMERCO	10,300	$ 2,861,443
ArcBest Corp.	131,275	4,712,773
Avis Budget Group, Inc. (a)	20,200	1,363,702
Con-way, Inc.	88,100	4,515,125
Contrans Group, Inc.:
(sub. vtg.) (a)(e)	12,800	179,527
Class A	101,900	1,429,205
Hertz Global Holdings, Inc. (a)	444,700	13,140,885
J.B. Hunt Transport Services, Inc.	79,100	5,976,005
Knight Transportation, Inc.	200,800	5,090,280
Landstar System, Inc.	140,565	9,539,444
Marten Transport Ltd.	200,700	3,973,860
Old Dominion Freight Lines, Inc. (a)	12,100	806,707
Quality Distribution, Inc. (a)	227,926	3,200,081
Ryder System, Inc.	124,400	11,238,296
Saia, Inc. (a)	137,600	6,531,872
Swift Transporation Co. (a)	506,300	10,723,434
Universal Truckload Services, Inc.	29,589	736,470
Werner Enterprises, Inc.	236,200	5,881,380
		91,900,489
TOTAL ROAD & RAIL		288,793,944
TRANSPORTATION INFRASTRUCTURE - 0.2%
Airport Services - 0.2%
Macquarie Infrastructure Co. LLC	16,300	1,175,719
TOTAL COMMON STOCKS (Cost $472,446,669)		625,705,535
Convertible Bonds - 0.2%
Principal Amount
AIR FREIGHT & LOGISTICS - 0.2%
Air Freight & Logistics - 0.2%
UTi Worldwide, Inc. 4.5% 3/1/19 (e) (Cost $1,100,000)	$ 1,100,000	1,115,620
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	19,983,878	$ 19,983,878
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	15,409,175	15,409,175
TOTAL MONEY MARKET FUNDS (Cost $35,393,053)		35,393,053
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $508,939,722)	662,214,208
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(6,297,533)
NET ASSETS - 100%	$ 655,916,675
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,295,147 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,194
Fidelity Securities Lending Cash Central Fund	47,643
Total	$ 56,837
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 625,705,535	$ 625,705,535	$ -	$ -
Convertible Bonds	1,115,620	-	1,115,620	-
Money Market Funds	35,393,053	35,393,053	-	-
Total Investments in Securities:	$ 662,214,208	$ 661,098,588	$ 1,115,620	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,972,223) - See accompanying schedule: Unaffiliated issuers (cost $473,546,669)	$ 626,821,155
Fidelity Central Funds (cost $35,393,053)	35,393,053
Total Investments (cost $508,939,722)		$ 662,214,208
Receivable for investments sold		24,244,421
Receivable for fund shares sold		1,776,152
Dividends receivable		1,674,630
Interest receivable		24,338
Distributions receivable from Fidelity Central Funds		2,014
Other receivables		1,753
Total assets		689,937,516

Liabilities
Payable for investments purchased	$ 16,208,316
Payable for fund shares redeemed	1,969,072
Accrued management fee	289,173
Other affiliated payables	120,694
Other payables and accrued expenses	24,411
Collateral on securities loaned, at value	15,409,175
Total liabilities		34,020,841

Net Assets		$ 655,916,675
Net Assets consist of:
Paid in capital		$ 458,119,592
Undistributed net investment income		1,986,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		42,535,725
Net unrealized appreciation (depreciation) on investments		153,274,486
Net Assets, for 7,748,293 shares outstanding		$ 655,916,675
Net Asset Value, offering price and redemption price per share ($655,916,675 ÷ 7,748,293 shares)		$ 84.65

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,015,309
Interest		26,761
Income from Fidelity Central Funds (including $47,643 from security lending)		56,837
Total income		4,098,907

Expenses
Management fee	$ 1,578,696
Transfer agent fees	560,074
Accounting and security lending fees	108,091
Custodian fees and expenses	6,942
Independent trustees' compensation	6,056
Registration fees	56,873
Audit	17,122
Legal	583
Miscellaneous	9,203
Total expenses before reductions	2,343,640
Expense reductions	(8)	2,343,632
Net investment income (loss)		1,755,275
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,720,545
Redemption in-kind with affiliated entities	34,846,514
Foreign currency transactions	1,621
Total net realized gain (loss)		43,568,680
Change in net unrealized appreciation (depreciation) on investment securities		19,273,730
Net gain (loss)		62,842,410
Net increase (decrease) in net assets resulting from operations		$ 64,597,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,755,275	$ 2,466,069
Net realized gain (loss)	43,568,680	18,931,993
Change in net unrealized appreciation (depreciation)	19,273,730	85,963,354
Net increase (decrease) in net assets resulting from operations	64,597,685	107,361,416
Distributions to shareholders from net investment income	(765,516)	(1,648,470)
Distributions to shareholders from net realized gain	(6,318,638)	(13,096,986)
Total distributions	(7,084,154)	(14,745,456)
Share transactions Proceeds from sales of shares	323,604,300	409,730,442
Reinvestment of distributions	6,898,025	14,261,816
Cost of shares redeemed	(182,372,323)	(279,348,974)
Net increase (decrease) in net assets resulting from share transactions	148,130,002	144,643,284
Redemption fees	36,577	21,284
Total increase (decrease) in net assets	205,680,110	237,280,528

Net Assets
Beginning of period	450,236,565	212,956,037
End of period (including undistributed net investment income of $1,986,872 and undistributed net investment income of $997,113, respectively)	$ 655,916,675	$ 450,236,565
Other Information Shares
Sold	3,977,695	6,177,345
Issued in reinvestment of distributions	92,343	204,327
Redeemed	(2,224,019)	(4,167,235)
Net increase (decrease)	1,846,019	2,214,437

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
August 31,	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 76.28	$ 57.75	$ 53.02	$ 56.26	$ 42.01	$ 23.89
Income from Investment Operations
Net investment income (loss) D	.25	.45	.51	.26	.27	.29
Net realized and unrealized gain (loss)	9.24	20.44	7.59	(.34)	14.13	18.21
Total from investment operations	9.49	20.89	8.10	(.08)	14.40	18.50
Distributions from net investment income	(.12)	(.27)	(.41)	(.17)	(.17)	(.36)
Distributions from net realized gain	(1.01)	(2.09)	(2.96)	(2.99)	-	(.02)
Total distributions	(1.13)	(2.36)	(3.37)	(3.16)	(.17)	(.38)
Redemption fees added to paid in capital D	.01	- I	- I	- I	.02	- I
Net asset value, end of period	$ 84.65	$ 76.28	$ 57.75	$ 53.02	$ 56.26	$ 42.01
Total ReturnB, C	12.65%	36.60%	16.10%	.16%	34.32%	77.62%
Ratios to Average Net Assets E,G
Expenses before reductions	.82%A	.85%	.89%	.88%	.90%	1.03%
Expenses net of fee waivers, if any	.82%A	.85%	.89%	.88%	.90%	1.03%
Expenses net of all reductions	.82%A	.84%	.86%	.87%	.90%	1.00%
Net investment income (loss)	.61%A	.68%	.98%	.49%	.53%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 655,917	$ 450,237	$ 212,956	$ 212,647	$ 467,230	$ 107,842
Portfolio turnover rate F	47%A,J	78%	47%	82%	114%	265%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share. JPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environment and Alternative Energy Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) and Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Defense and Aerospace Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, market discount, equity-debt classifications, passive foreign investment companies (PFIC), deferred trustees compensation, original issue discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Air Transportation Portfolio	$ 332,533,529	$ 69,847,090	$ (6,352,073)	$ 63,495,017
Defense and Aerospace Portfolio	567,448,630	261,825,316	(9,266,202)	252,559,114
Environment and Alternative Energy Portfolio	99,145,694	11,559,568	(4,729,844)	6,829,724
Industrial Equipment Portfolio	282,423,150	68,867,423	(6,323,990)	62,543,433
Industrials Portfolio	955,958,978	229,072,190	(13,389,807)	215,682,383
Transportation Portfolio	509,954,893	157,160,110	(4,900,795)	152,259,315

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration 2018	Total with expiration
Environment and Alternative Energy Portfolio	$ (5,233,886)	$ (5,233,886)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	215,190,450	151,249,172
Defense and Aerospace Portfolio	40,538,690	212,169,314
Environment and Alternative Energy Portfolio	66,969,809	71,935,777
Industrial Equipment Portfolio	99,763,865	193,540,214
Industrials Portfolio	500,514,073	443,590,916
Transportation Portfolio	320,131,625	129,646,570

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.25%	.55%
Defense and Aerospace Portfolio	.30%	.25%	.55%
Environment and Alternative Energy Portfolio	.30%	.25%	.55%
Industrial Equipment Portfolio	.30%	.25%	.55%
Industrials Portfolio	.30%	.25%	.55%
Transportation Portfolio	.30%	.25%	.55%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.20%
Defense and Aerospace Portfolio	.20%
Environment and Alternative Energy Portfolio	.25%
Industrial Equipment Portfolio	.15%
Industrials Portfolio	.20%
Transportation Portfolio	.19%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$ 2,608
Defense and Aerospace Portfolio	1,779
Environment and Alternative Energy Portfolio	465
Industrial Equipment Portfolio	3,129
Industrials Portfolio	7,849
Transportation Portfolio	6,160

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Air Transportation, Environment and Alternate Energy and Transportation had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Defense and Aerospace Portfolio	Borrower	$ 38,527,500.31%		$ 2,009
Industrial Equipment Portfolio	Borrower	5,218,571.32%		988
Industrials Portfolio	Borrower	9,280,867.33%		1,258

Redemptions In-Kind. During the period, shares of the Funds held by affiliated entities were redeemed in kind for cash and investments. The net realized gain on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Funds recognized no gain or loss for federal income tax purposes.

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of cash and investments, delivered	Net Realized Gain (Loss) on redemptions	Shares
Air Transportation Portfolio	$ 74,479,318	$ 34,333,787	1,136,567
Industrials Portfolio	149,731,550	51,052,475	4,654,817
Transportation Portfolio	69,624,125	34,846,514	835,723

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Air Transportation Portfolio	$ 334
Defense and Aerospace Portfolio	825
Environment and Alternative Energy Portfolio	88
Industrial Equipment Portfolio	360
Industrials Portfolio	1,116
Transportation Portfolio	436

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Industrial Equipment Portfolio	$ 47,385,000.59%		$ 777
Industrials Portfolio	5,288,474.59%		1,650

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Air Transportation Portfolio	$ 4
Environment and Alternative Energy Portfolio	5
Transportation Portfolio	8

Semiannual Report

10. Other.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	VIP FundsManager 60% Portfolio	Strategic Advisers Core Fund
Industrial Equipment Portfolio	25%	-%
Industrials Portfolio	13%	24%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

Fund	% of shares held
Industrial Equipment Portfolio	34%
Industrials Portfolio	49%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Air Transportation Portfolio

Defense and Aerospace Portfolio

Environment and Alternative Energy Portfolio

Industrial Equipment Portfolio

Industrials Portfolio

Transportation Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELCI-USAN-1014
1.813659.109

Fidelity Advisor

Focus Funds®

Institutional Class

Fidelity Advisor® Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Fidelity Advisor® Consumer Staples Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Gold Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Consolidated Investment Changes
	(Click Here)	Consolidated Investments
	(Click Here)	Consolidated Financial Statements
	(Click Here)	Notes to the Consolidated Financial Statements
Fidelity Advisor Materials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Telecommunications Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 1,102.30	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class T	1.33%
Actual		$ 1,000.00	$ 1,100.70	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.77
Class B	1.83%
Actual		$ 1,000.00	$ 1,098.00	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Class C	1.80%
Actual		$ 1,000.00	$ 1,098.10	$ 9.52
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15
Consumer Staples	.78%
Actual		$ 1,000.00	$ 1,103.70	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,103.70	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	11.7	14.5
The Coca-Cola Co.	11.5	11.4
Procter & Gamble Co.	8.8	11.2
CVS Caremark Corp.	7.5	8.2
Kroger Co.	4.9	4.9
Altria Group, Inc.	4.8	4.9
Wal-Mart Stores, Inc.	4.6	4.9
Mead Johnson Nutrition Co. Class A	4.0	2.7
Bunge Ltd.	2.7	2.8
PepsiCo, Inc.	2.5	2.5
	63.0
Top Industries (% of fund's net assets)
As of August 31, 2014
Beverages	25.7%
Food & Staples Retailing	22.4%
Tobacco	20.4%
Food Products	14.9%
Household Products	10.8%
All Others*	5.8%

As of February 28, 2014
Beverages	25.9%
Tobacco	24.3%
Food & Staples Retailing	19.3%
Household Products	13.3%
Food Products	13.1%
All Others*	4.1%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
BEVERAGES - 25.4%
Brewers - 3.2%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	271,272	$ 3,601,900
Anheuser-Busch InBev SA NV	261,190	29,136,523
SABMiller PLC	852,684	47,039,834
		79,778,257
Distillers & Vintners - 4.7%
Diageo PLC sponsored ADR	336,826	40,375,333
Pernod Ricard SA	392,101	46,234,147
Remy Cointreau SA (d)	356,483	28,333,567
		114,943,047
Soft Drinks - 17.5%
Coca-Cola Bottling Co. Consolidated	93,655	6,964,186
Coca-Cola Central Japan Co. Ltd.	54,100	1,352,435
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	47,529	5,164,976
Coca-Cola Icecek Sanayi A/S	379,162	8,946,223
Embotelladora Andina SA:
ADR	282,815	4,652,307
sponsored ADR (d)	188,900	3,685,439
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	63,287	6,133,143
Monster Beverage Corp. (a)	566,700	50,101,947
PepsiCo, Inc.	656,323	60,703,314
The Coca-Cola Co.	6,781,818	282,937,447
		430,641,417
TOTAL BEVERAGES		625,362,721
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Enzymotec Ltd.	267,050	2,339,358
CHEMICALS - 0.0%
Specialty Chemicals - 0.0%
Senomyx, Inc. (a)(d)	68,800	559,344
FOOD & STAPLES RETAILING - 22.4%
Drug Retail - 7.9%
Clicks Group Ltd.	505,789	3,279,063
CVS Caremark Corp.	2,328,276	184,981,528
Drogasil SA	621,200	6,049,658
		194,310,249
Food Distributors - 0.8%
Chefs' Warehouse Holdings (a)	386,022	7,291,956
United Natural Foods, Inc. (a)	174,681	11,230,241
		18,522,197
Food Retail - 8.0%
Fresh Market, Inc. (a)(d)	246,846	8,232,314
Kroger Co.	2,360,418	120,334,110
Magnit OJSC GDR (Reg. S)	93,100	5,418,420

	Shares	Value
Sprouts Farmers Market LLC (d)	253,300	$ 7,837,102
Whole Foods Market, Inc.	1,426,700	55,841,038
		197,662,984
Hypermarkets & Super Centers - 5.7%
Costco Wholesale Corp.	227,250	27,515,430
Wal-Mart Stores, Inc.	1,487,756	112,325,578
		139,841,008
TOTAL FOOD & STAPLES RETAILING		550,336,438
FOOD PRODUCTS - 14.9%
Agricultural Products - 4.8%
Archer Daniels Midland Co.	897,516	44,750,148
Bunge Ltd.	788,013	66,705,300
SLC Agricola SA	802,800	6,207,937
		117,663,385
Packaged Foods & Meats - 10.1%
Annie's, Inc. (a)(d)	232,713	7,421,218
Dean Foods Co.	474,900	7,683,882
Kellogg Co.	145,300	9,440,141
Keurig Green Mountain, Inc.	401,107	53,475,585
Lindt & Spruengli AG	90	5,639,399
Mead Johnson Nutrition Co. Class A	1,020,816	97,590,010
Nestle SA	384,181	29,800,302
Orion Corp.	6,025	5,186,693
The Hain Celestial Group, Inc. (a)	128,239	12,613,588
Ulker Biskuvi Sanayi A/S	770,525	5,703,632
Unilever NV (NY Reg.)	285,798	11,900,629
Want Want China Holdings Ltd.	1,523,000	1,888,508
		248,343,587
TOTAL FOOD PRODUCTS		366,006,972
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
ARAMARK Holdings Corp.	433,529	11,228,401
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(d)	129,215	4,308,028
Housewares & Specialties - 0.2%
Tupperware Brands Corp.	79,800	5,846,148
TOTAL HOUSEHOLD DURABLES		10,154,176
HOUSEHOLD PRODUCTS - 10.8%
Household Products - 10.8%
Colgate-Palmolive Co.	705,075	45,639,505
Procter & Gamble Co.	2,600,065	216,091,402
Svenska Cellulosa AB (SCA) (B Shares)	202,100	4,857,860
		266,588,767
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 1.7%
Personal Products - 1.7%
Herbalife Ltd.	143,890	$ 7,335,512
L'Oreal SA	131,100	21,704,614
Nu Skin Enterprises, Inc. Class A (d)	284,067	12,703,476
		41,743,602
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Perrigo Co. PLC	45,606	6,783,436
TOBACCO - 20.4%
Tobacco - 20.4%
Altria Group, Inc.	2,727,545	117,502,639
British American Tobacco PLC sponsored ADR (d)	2,432,645	288,073,822
ITC Ltd. (a)	1,720,070	10,098,164
Lorillard, Inc.	484,903	28,948,709
Philip Morris International, Inc.	528,758	45,251,110
Souza Cruz SA	1,200,200	11,237,968
		501,112,412
TOTAL COMMON STOCKS (Cost $1,661,997,890)		2,382,215,627
Nonconvertible Preferred Stocks - 0.3%

BEVERAGES - 0.3%
Brewers - 0.3%
Ambev SA sponsored ADR (Cost $3,796,157)	1,199,510	8,744,428
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	66,051,153	$ 66,051,153
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	24,035,334	24,035,334
TOTAL MONEY MARKET FUNDS (Cost $90,086,487)		90,086,487
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,755,880,534)		2,481,046,542
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(21,511,482)
NET ASSETS - 100%		$ 2,459,535,060
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,168
Fidelity Securities Lending Cash Central Fund	248,163
Total	$ 276,331
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,382,215,627	$ 2,323,278,802	$ 58,936,825	$ -
Nonconvertible Preferred Stocks	8,744,428	8,744,428	-	-
Money Market Funds	90,086,487	90,086,487	-	-
Total Investments in Securities:	$ 2,481,046,542	$ 2,422,109,717	$ 58,936,825	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	70.0%
United Kingdom	15.2%
France	4.0%
Bermuda	2.7%
Switzerland	1.4%
Brazil	1.4%
Belgium	1.2%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,284,591) - See accompanying schedule: Unaffiliated issuers (cost $1,665,794,047)	$ 2,390,960,055
Fidelity Central Funds (cost $90,086,487)	90,086,487
Total Investments (cost $1,755,880,534)		$ 2,481,046,542
Receivable for investments sold		1,185,999
Receivable for fund shares sold		2,036,098
Dividends receivable		7,026,205
Distributions receivable from Fidelity Central Funds		65,247
Other receivables		29,195
Total assets		2,491,389,286

Liabilities
Payable for investments purchased	$ 4,059,851
Payable for fund shares redeemed	1,896,132
Accrued management fee	1,103,549
Distribution and service plan fees payable	259,760
Other affiliated payables	406,589
Other payables and accrued expenses	93,011
Collateral on securities loaned, at value	24,035,334
Total liabilities		31,854,226

Net Assets		$ 2,459,535,060
Net Assets consist of:
Paid in capital		$ 1,659,770,293
Undistributed net investment income		26,803,093
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,828,976
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		725,132,698
Net Assets		$ 2,459,535,060

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($344,250,581 ÷ 3,672,514 shares)	$ 93.74

Maximum offering price per share (100/94.25 of $93.74)	$ 99.46
Class T: Net Asset Value and redemption price per share ($69,685,800 ÷ 749,063 shares)	$ 93.03

Maximum offering price per share (100/96.50 of $93.03)	$ 96.40
Class B: Net Asset Value and offering price per share ($16,617,825 ÷ 179,910 shares)A	$ 92.37

Class C: Net Asset Value and offering price per share ($180,060,753 ÷ 1,962,868 shares)A	$ 91.73

Consumer Staples: Net Asset Value, offering price and redemption price per share ($1,720,572,888 ÷ 18,214,172 shares)	$ 94.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($128,347,213 ÷ 1,361,965 shares)	$ 94.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 37,241,750
Income from Fidelity Central Funds		276,331
Total income		37,518,081

Expenses
Management fee	$ 6,353,039
Transfer agent fees	2,196,468
Distribution and service plan fees	1,542,842
Accounting and security lending fees	351,680
Custodian fees and expenses	46,694
Independent trustees' compensation	24,903
Registration fees	79,245
Audit	23,636
Miscellaneous	26,334
Total expenses		10,644,841
Net investment income (loss)		26,873,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,077,545
Redemptions in-kind with affiliated entities	20,812,198
Foreign currency transactions	8,372
Total net realized gain (loss)		51,898,115
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $15,508)	144,809,800
Assets and liabilities in foreign currencies	(28,689)
Total change in net unrealized appreciation (depreciation)		144,781,111
Net gain (loss)		196,679,226
Net increase (decrease) in net assets resulting from operations		$ 223,552,466

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,873,240	$ 41,894,781
Net realized gain (loss)	51,898,115	171,640,518
Change in net unrealized appreciation (depreciation)	144,781,111	26,588,951
Net increase (decrease) in net assets resulting from operations	223,552,466	240,124,250
Distributions to shareholders from net investment income	(5,802,299)	(38,989,125)
Distributions to shareholders from net realized gain	(67,293,487)	(137,187,027)
Total distributions	(73,095,786)	(176,176,152)
Share transactions - net increase (decrease)	253,258,867	(294,831,730)
Redemption fees	17,110	32,907
Total increase (decrease) in net assets	403,732,657	(230,850,725)

Net Assets
Beginning of period	2,055,802,403	2,286,653,128
End of period (including undistributed net investment income of $26,803,093 and undistributed net investment income of $5,732,152, respectively)	$ 2,459,535,060	$ 2,055,802,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 87.93	$ 85.67	$ 74.90	$ 67.65	$ 61.06	$ 43.94
Income from Investment Operations
Net investment income (loss) E	1.00	1.43	1.26	1.22	.98	.84
Net realized and unrealized gain (loss)	7.78	7.51	11.73	8.73	7.10	17.02
Total from investment operations	8.78	8.94	12.99	9.95	8.08	17.86
Distributions from net investment income	(.22)	(1.44)	(1.08)	(1.06)	(.83)	(.74)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(2.97)	(6.68)	(2.22)	(2.70)	(1.49)	(.74)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 93.74	$ 87.93	$ 85.67	$ 74.90	$ 67.65	$ 61.06
Total ReturnB, C, D	10.23%	10.53%	17.60%	15.00%	13.27%	40.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.05%A	1.06%	1.08%	1.10%	1.11%	1.13%
Expenses net of fee waivers, if any	1.05%A	1.06%	1.08%	1.10%	1.11%	1.13%
Expenses net of all reductions	1.05%A	1.06%	1.08%	1.09%	1.11%	1.13%
Net investment income (loss)	2.20%A	1.61%	1.58%	1.74%	1.53%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,251	$ 329,459	$ 277,329	$ 205,851	$ 160,526	$ 162,370
Portfolio turnover rateG	30%A,K	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 87.37	$ 85.18	$ 74.49	$ 67.30	$ 60.77	$ 43.75
Income from Investment Operations
Net investment income (loss) E	.87	1.18	1.03	1.01	.79	.66
Net realized and unrealized gain (loss)	7.72	7.46	11.68	8.68	7.05	16.95
Total from investment operations	8.59	8.64	12.71	9.69	7.84	17.61
Distributions from net investment income	(.18)	(1.21)	(.88)	(.86)	(.65)	(.59)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(2.93)	(6.45)	(2.02)	(2.50)	(1.31)	(.59)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 93.03	$ 87.37	$ 85.18	$ 74.49	$ 67.30	$ 60.77
Total ReturnB, C, D	10.07%	10.23%	17.29%	14.67%	12.93%	40.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33%A	1.33%	1.36%	1.38%	1.40%	1.44%
Expenses net of fee waivers, if any	1.33%A	1.33%	1.36%	1.38%	1.40%	1.44%
Expenses net of all reductions	1.33%A	1.33%	1.35%	1.38%	1.40%	1.44%
Net investment income (loss)	1.92%A	1.34%	1.30%	1.45%	1.24%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,686	$ 61,421	$ 52,024	$ 39,047	$ 31,496	$ 29,662
Portfolio turnover rateG	30%A,K	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.90	$ 84.72	$ 74.01	$ 66.83	$ 60.37	$ 43.53
Income from Investment Operations
Net investment income (loss) E	.64	.71	.61	.64	.46	.37
Net realized and unrealized gain (loss)	7.68	7.40	11.61	8.61	6.98	16.82
Total from investment operations	8.32	8.11	12.22	9.25	7.44	17.19
Distributions from net investment income	(.10)	(.69)	(.37)	(.43)	(.32)	(.35)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(2.85)	(5.93)	(1.51)	(2.07)	(.98)	(.35)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 92.37	$ 86.90	$ 84.72	$ 74.01	$ 66.83	$ 60.37
Total ReturnB, C, D	9.80%	9.63%	16.68%	14.06%	12.35%	39.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83%A	1.86%	1.89%	1.91%	1.91%	1.97%
Expenses net of fee waivers, if any	1.83%A	1.86%	1.89%	1.91%	1.91%	1.97%
Expenses net of all reductions	1.83%A	1.86%	1.88%	1.90%	1.91%	1.97%
Net investment income (loss)	1.42%A	.81%	.78%	.93%	.73%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,618	$ 17,388	$ 18,548	$ 19,330	$ 20,033	$ 21,099
Portfolio turnover rateG	30%A,K	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.32	$ 84.28	$ 73.75	$ 66.71	$ 60.29	$ 43.46
Income from Investment Operations
Net investment income (loss) E	.64	.75	.65	.68	.49	.41
Net realized and unrealized gain (loss)	7.63	7.36	11.55	8.59	7.00	16.80
Total from investment operations	8.27	8.11	12.20	9.27	7.49	17.21
Distributions from net investment income	(.11)	(.84)	(.53)	(.59)	(.41)	(.38)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(2.86)	(6.07) K	(1.67)	(2.23)	(1.07)	(.38)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 91.73	$ 86.32	$ 84.28	$ 73.75	$ 66.71	$ 60.29
Total ReturnB, C, D	9.81%	9.70%	16.73%	14.14%	12.44%	39.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.82%	1.83%	1.85%	1.86%	1.90%
Expenses net of fee waivers, if any	1.80%A	1.82%	1.83%	1.85%	1.86%	1.90%
Expenses net of all reductions	1.80%A	1.81%	1.82%	1.84%	1.85%	1.89%
Net investment income (loss)	1.45%A	.85%	.83%	.99%	.79%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 180,061	$ 164,669	$ 134,966	$ 102,321	$ 81,239	$ 73,829
Portfolio turnover rateG	30%A,L	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $6.07 per share is comprised of distributions from net investment income of $.837 and distributions from net realized gain of $5.237 per share. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 88.51	$ 86.17	$ 75.29	$ 67.98	$ 61.34	$ 44.14
Income from Investment Operations
Net investment income (loss) D	1.13	1.69	1.48	1.42	1.14	.96
Net realized and unrealized gain (loss)	7.83	7.55	11.82	8.76	7.14	17.11
Total from investment operations	8.96	9.24	13.30	10.18	8.28	18.07
Distributions from net investment income	(.26)	(1.66)	(1.28)	(1.24)	(.98)	(.87)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(3.01)	(6.90)	(2.42)	(2.87) J	(1.64)	(.87)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 94.46	$ 88.51	$ 86.17	$ 75.29	$ 67.98	$ 61.34
Total ReturnB, C	10.37%	10.82%	17.94%	15.30%	13.55%	40.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.79%	.81%	.83%	.86%	.92%
Expenses net of fee waivers, if any	.78%A	.79%	.81%	.83%	.86%	.92%
Expenses net of all reductions	.78%A	.79%	.80%	.82%	.86%	.91%
Net investment income (loss)	2.47%A	1.88%	1.85%	2.01%	1.78%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,720,573	$ 1,328,594	$ 1,425,055	$ 1,202,440	$ 877,548	$ 946,455
Portfolio turnover rateF	30%A,K	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 88.33	$ 85.92	$ 75.14	$ 67.84	$ 61.26	$ 44.07
Income from Investment Operations
Net investment income (loss) D	1.12	1.66	1.45	1.39	1.15	.98
Net realized and unrealized gain (loss)	7.82	7.53	11.79	8.73	7.13	17.09
Total from investment operations	8.94	9.19	13.24	10.12	8.28	18.07
Distributions from net investment income	(.27)	(1.54)	(1.32)	(1.19)	(1.04)	(.88)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(3.03) K	(6.78)	(2.46)	(2.82) J	(1.70)	(.88)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 94.24	$ 88.33	$ 85.92	$ 75.14	$ 67.84	$ 61.26
Total ReturnB, C	10.37%	10.80%	17.90%	15.24%	13.57%	41.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.82%	.85%	.87%	.87%	.86%
Expenses net of fee waivers, if any	.81%A	.82%	.85%	.87%	.87%	.86%
Expenses net of all reductions	.81%A	.82%	.84%	.87%	.87%	.86%
Net investment income (loss)	2.44%A	1.85%	1.81%	1.96%	1.77%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,347	$ 154,271	$ 378,731	$ 163,544	$ 237,883	$ 36,152
Portfolio turnover rateF	30%A,L	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share. K Total distributions of $3.03 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $2.753 per share. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 745,733,497
Gross unrealized depreciation	(25,563,078)
Net unrealized appreciation (depreciation) on securities	$ 720,170,419

Tax cost	$ 1,760,876,123

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $506,339,882 and $338,234,981, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 423,800	$ -
Class T	.25%	.25%	164,622	-
Class B	.75%	.25%	86,071	64,553
Class C	.75%	.25%	868,349	159,642
			$ 1,542,842	$ 224,195

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 82,367
Class T	9,579
Class B*	6,011
Class C*	8,115
$ 106,072

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 346,308.20
Class T	75,625.23
Class B	19,971.23
Class C	178,245.21
Consumer Staples	1,276,661.18
Institutional Class	299,658.21
	$ 2,196,468

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,811 for the period.

Redemptions In-Kind. During the period, 523,611 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $47,287,323. The net realized gain of $20,812,198 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 9: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and investments valued at $64,348,425 in exchange for 712,528 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 9: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,887 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security

Semiannual Report

7. Security Lending - continued

lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $248,163.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Class A	$ 794,754	$ 5,205,524
Class T	122,210	826,286
Class B	19,518	138,623
Class C	208,622	1,548,556
Consumer Staples	3,775,911	26,141,452
Institutional Class	881,284	5,128,684
Total	$ 5,802,299	$ 38,989,125
From net realized gain
Class A	$ 10,129,285	$ 18,454,866
Class T	1,911,611	3,478,167
Class B	537,331	1,077,295
Class C	5,222,509	9,334,082
Consumer Staples	40,605,665	84,245,287
Institutional Class	8,887,086	20,597,330
Total	$ 67,293,487	$ 137,187,027

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	399,347	1,297,946	$ 36,299,229	$ 115,706,038
Reinvestment of distributions	119,441	234,768	10,445,137	20,739,532
Shares redeemed	(593,112)	(1,022,897)	(53,830,163)	(90,649,691)
Net increase (decrease)	(74,324)	509,817	$ (7,085,797)	$ 45,795,879
Class T
Shares sold	97,394	171,739	$ 8,800,151	$ 15,157,502
Reinvestment of distributions	22,301	46,535	1,937,542	4,086,883
Shares redeemed	(73,656)	(126,021)	(6,642,485)	(11,017,450)
Net increase (decrease)	46,039	92,253	$ 4,095,208	$ 8,226,935
Class B
Shares sold	3,279	16,325	$ 292,461	$ 1,431,261
Reinvestment of distributions	5,570	11,472	481,400	1,003,061
Shares redeemed	(29,023)	(46,659)	(2,599,353)	(4,085,147)
Net increase (decrease)	(20,174)	(18,862)	$ (1,825,492)	$ (1,650,825)
Class C
Shares sold	192,120	622,483	$ 17,086,554	$ 54,501,354
Reinvestment of distributions	53,344	101,164	4,578,015	8,787,354
Shares redeemed	(190,192)	(417,359)	(16,941,467)	(36,266,564)
Net increase (decrease)	55,272	306,288	$ 4,723,102	$ 27,022,144
Consumer Staples
Shares sold	4,447,576	3,438,166	$ 404,772,781	$ 309,005,043
Reinvestment of distributions	483,660	1,188,981	42,581,456	105,681,529
Shares redeemed	(1,727,844)	(6,154,349)	(157,782,511)	(548,691,818)
Net increase (decrease)	3,203,392	(1,527,202)	$ 289,571,726	$ (134,005,246)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Institutional Class
Shares sold	3,123,319A	2,006,485	$ 281,348,761A	$ 181,066,529
Reinvestment of distributions	103,054	271,028	9,052,243	24,047,781
Shares redeemed	(3,610,944) B	(4,939,085)	(326,620,884) B	(445,334,927)
Net increase (decrease)	(384,571)	(2,661,572)	$ (36,219,880)	$ (240,220,617)

A Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	1.20%
Actual		$ 1,000.00	$ 1,042.30	$ 6.18
HypotheticalA		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.47%
Actual		$ 1,000.00	$ 1,041.00	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.48
Class B	1.95%
Actual		$ 1,000.00	$ 1,038.30	$ 10.02
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.91
Class C	1.93%
Actual		$ 1,000.00	$ 1,038.00	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Gold	.90%
Actual		$ 1,000.00	$ 1,043.70	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,043.70	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Consolidated Investment Changes (Unaudited)

Top Ten Holdings as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc.	8.9	9.2
Gold Bullion	6.3	10.1
Randgold Resources Ltd. sponsored ADR	5.6	5.2
Eldorado Gold Corp.	5.1	3.9
Silver Bullion	5.1	5.0
Barrick Gold Corp.	5.1	6.4
Franco-Nevada Corp.	4.9	4.1
Newcrest Mining Ltd.	4.8	4.7
Agnico Eagle Mines Ltd. (Canada)	4.7	3.4
Yamana Gold, Inc.	4.4	4.4
	54.9
Top Industries (% of fund's net assets)
As of August 31, 2014
Gold	87.0%
Commodities & Related Investments**	11.4%
Precious Metals & Minerals	0.6%
Diversified Metals & Mining	0.3%
Coal & Consumable Fuels	0.2%
Silver	0.2%
All Others*	0.3%

As of February 28, 2014
Gold	83.2%
Commodities & Related Investments**	15.1%
Precious Metals & Minerals	0.7%
Diversified Metals & Mining	0.1%
Coal & Consumable Fuels	0.1%
Construction & Engineering	0.1%
All Others*	0.7%

* Includes short-term investments and net other assets (liabilities).
** Includes gold bullion and/or silver bullion.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.
Geographic Diversification (% of fund's net assets)
As of August 31, 2014
Canada	59.0%
United States of America*	18.2%
South Africa	7.1%
Australia	6.9%
Bailiwick of Jersey	6.5%
Bermuda	0.9%
Peru	0.7%
Cayman Islands	0.5%
United Kingdom	0.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of February 28, 2014
Canada	57.3%
United States of America*	20.4%
Australia	7.1%
South Africa	6.7%
Bailiwick of Jersey	6.5%
Bermuda	1.0%
Peru	0.5%
Cayman Islands	0.4%
United Kingdom	0.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value
Australia - 6.9%
METALS & MINING - 6.9%
Gold - 6.9%
Beadell Resources Ltd. (a)	9,857,418	$ 4,695,231
Evolution Mining Ltd. (d)	1,437,195	1,013,413
Gryphon Minerals Ltd. (a)	5,060,010	756,127
Intrepid Mines Ltd.:
(Australia)	8,389,798	2,193,983
(Canada)	320,000	83,691
Kingsgate Consolidated NL (a)	78,274	66,525
Medusa Mining Ltd. (a)(d)	1,983,595	2,241,620
Newcrest Mining Ltd. (a)	6,481,358	68,522,952
Northern Star Resources Ltd.	2,320,000	3,802,671
Papillon Resources Ltd. (a)	3,408,270	5,618,266
Perseus Mining Ltd.:
(Australia) (a)(d)	2,122,134	872,066
(Canada) (a)	1,300,000	526,074
Regis Resources Ltd.	2,525,393	4,151,120
Resolute Mng Ltd. (a)	2,390,161	1,272,406
Saracen Mineral Holdings Ltd. (a)	4,516,787	1,624,104
Silver Lake Resources Ltd. (a)	4,346,985	1,806,641
Troy Resources NL (a)	195,000	145,696
Troy Resources NL (a)(f)	734,826	554,178
		99,946,764
Bailiwick of Jersey - 6.5%
METALS & MINING - 6.5%
Gold - 6.5%
Centamin PLC	1,848,700	1,964,236
Lydian International Ltd. (a)	2,325,200	2,138,508
Polyus Gold International Ltd. (a)(d)	422,400	1,327,111
Polyus Gold International Ltd. sponsored GDR (a)	2,546,431	7,817,543
Randgold Resources Ltd. sponsored ADR	948,695	79,832,684
		93,080,082
Bermuda - 0.9%
METALS & MINING - 0.9%
Gold - 0.8%
Continental Gold Ltd. (a)	3,616,200	11,640,486
Steel - 0.1%
African Minerals Ltd. (a)(d)	1,718,700	877,390
TOTAL METALS & MINING		12,517,876
Canada - 59.0%
METALS & MINING - 59.0%
Diversified Metals & Mining - 0.3%
Ivanhoe Mines Ltd. (a)	1,847,900	2,464,320
Ivanhoe Mines Ltd. Class A Class A warrants 12/10/15 (a)(f)	837,300	138,613
NovaCopper, Inc. (a)	488,333	595,768

	Shares	Value
Sabina Gold & Silver Corp. (a)(d)	980,000	$ 721,052
True Gold Mining, Inc. (a)	126,000	48,092
		3,967,845
Gold - 57.9%
Agnico Eagle Mines Ltd. (Canada)	1,748,401	66,861,504
Alacer Gold Corp.	2,095,563	4,760,453
Alamos Gold, Inc.	1,109,300	10,202,336
Argonaut Gold, Inc. (a)	3,906,062	15,986,366
ATAC Resources Ltd. (a)	67,200	51,298
AuRico Gold, Inc.	203,100	924,625
B2Gold Corp. (a)	15,759,858	40,584,569
Banro Corp. (a)(d)	1,558,182	394,096
Barrick Gold Corp. (d)	3,949,669	72,614,626
Belo Sun Mining Corp. (a)	6,527,400	1,500,828
Centerra Gold, Inc.	1,358,600	8,196,833
Detour Gold Corp. (a)	1,842,200	23,194,811
Detour Gold Corp. (a)(f)	785,900	9,895,126
Eldorado Gold Corp.	8,841,708	73,104,897
Franco-Nevada Corp.	1,247,000	70,257,721
Gabriel Resources Ltd. (a)(d)	1,020,600	929,269
Goldcorp, Inc.	4,570,100	128,322,584
Golden Queen Mining Co. Ltd. (a)	15,000	21,000
GoldQuest Mining Corp. (a)	2,318,500	426,469
Guyana Goldfields, Inc. (a)	2,913,700	8,682,413
Guyana Goldfields, Inc. (a)(f)	155,000	461,878
IAMGOLD Corp. (a)	3,231,800	12,989,024
Kinross Gold Corp. (a)	5,599,691	22,145,380
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	5,485
Kirkland Lake Gold, Inc. (a)(d)	431,000	2,366,477
Lake Shore Gold Corp. (a)(d)	2,806,600	3,149,133
Midas Gold Corp. (a)(d)	100,500	68,399
New Gold, Inc. (a)	6,518,775	42,147,511
NGEx Resources, Inc. (a)	65,000	114,182
Novagold Resources, Inc. (a)	1,993,000	7,863,488
OceanaGold Corp. (a)	2,842,300	7,789,988
Orezone Gold Corp. (a)	372,100	366,180
Osisko Gold Royalties Ltd. (a)	390,093	5,395,934
Pilot Gold, Inc. (a)(d)	1,418,150	1,695,572
Premier Gold Mines Ltd. (a)(e)	9,930,522	25,572,944
Pretium Resources, Inc. (a)	945,438	7,025,788
Pretium Resources, Inc. (a)(f)	225,000	1,672,032
Pretium Resources, Inc. (a)(g)	225,000	1,672,032
Primero Mining Corp. (a)	1,456,200	9,910,678
Probe Mines Ltd. (a)	20,000	43,594
Richmont Mines, Inc. (a)	240,900	666,890
Rio Alto Mining Ltd. (a)	2,567,935	7,274,202
Romarco Minerals, Inc. (a)	13,913,600	10,749,033
Romarco Minerals, Inc. (a)(f)	5,900,000	4,558,080
Roxgold, Inc. (a)	100,000	71,737
Rubicon Minerals Corp. (a)	5,291,402	7,543,156
Sandstorm Gold Ltd. (a)	124,500	739,695
Seabridge Gold, Inc. (a)	601,905	6,976,081
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
SEMAFO, Inc. (a)	2,549,800	$ 11,350,163
Teranga Gold Corp. (a)	85,000	67,231
Teranga Gold Corp. CDI unit (a)	3,338,072	2,634,366
Timmins Gold Corp. (a)	122,600	213,110
Torex Gold Resources, Inc. (a)	16,126,900	26,252,748
Yamana Gold, Inc.	7,413,420	63,136,457
		831,600,472
Precious Metals & Minerals - 0.6%
Chesapeake Gold Corp. (a)	12,000	35,979
Dalradian Resources, Inc. (a)(d)	56,000	43,778
Gold Standard Ventures Corp. (a)	2,125,400	1,290,135
Tahoe Resources, Inc. (a)	299,800	7,676,292
		9,046,184
Silver - 0.2%
MAG Silver Corp. (a)	181,000	1,481,560
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	2
Silver Wheaton Corp.	54,200	1,353,878
		2,835,440
TOTAL METALS & MINING		847,449,941
Cayman Islands - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Endeavour Mining Corp. (a)	8,067,400	6,751,894
Peru - 0.7%
METALS & MINING - 0.7%
Gold - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	664,600	9,676,576
South Africa - 7.1%
METALS & MINING - 7.1%
Gold - 7.1%
AngloGold Ashanti Ltd. (a)	22,700	386,285
AngloGold Ashanti Ltd. sponsored ADR (a)	3,256,608	55,948,525
Gold Fields Ltd. sponsored ADR	5,454,226	26,398,454
Harmony Gold Mining Co. Ltd. (a)	1,484,000	4,514,437
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,747,900	5,313,616
Sibanye Gold Ltd. ADR (d)	1,108,406	10,407,932
		102,969,249
United Kingdom - 0.2%
METALS & MINING - 0.2%
Gold - 0.1%
African Barrick Gold Ltd.	473,600	1,836,673

	Shares	Value
Steel - 0.1%
London Mining PLC (a)	1,735,000	$ 864,108
TOTAL METALS & MINING		2,700,781
United States of America - 6.7%
METALS & MINING - 6.5%
Gold - 6.5%
Allied Nevada Gold Corp. (a)(d)	242,100	924,822
Allied Nevada Gold Corp. (Canada) (a)	30,000	114,600
Gold Resource Corp. (d)	115,000	713,000
McEwen Mining, Inc. (a)(d)	679,110	1,881,135
Newmont Mining Corp.	1,648,200	44,649,738
Royal Gold, Inc.	574,013	44,629,511
		92,912,806
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Peabody Energy Corp.	228,500	3,628,580
TOTAL UNITED STATES OF AMERICA		96,541,386
TOTAL COMMON STOCKS (Cost $1,437,711,679)		1,271,634,549
Commodities - 11.4%

	Troy Ounces
Gold Bullion (a)	70,510	90,765,408
Silver Bullion (a)	3,737,000	72,822,919
TOTAL COMMODITIES (Cost $172,017,399)		163,588,327
Money Market Funds - 5.6%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $81,106,259)	81,106,259	81,106,259
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,690,835,337)	1,516,329,135
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(79,255,286)
NET ASSETS - 100%	$ 1,437,073,849
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,279,907 or 1.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,672,032 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,242
Fidelity Securities Lending Cash Central Fund	278,384
Total	$ 283,626
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 225,764,683	$ 40,950,015	$ 92,719,578	$ -	$ 163,479,584
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Premier Gold Mines Ltd.	$ 20,772,705	$ 745,046	$ 668,621	$ -	$ 25,572,944
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,271,634,549	$ 1,266,733,825	$ 4,900,724	$ -
Commodities	163,588,327	163,588,327	-	-
Money Market Funds	81,106,259	81,106,259	-	-
Total Investments in Securities:	$ 1,516,329,135	$ 1,511,428,411	$ 4,900,724	$ -

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $78,441,406) - See accompanying schedule: Unaffiliated issuers (cost $1,407,227,391)	$ 1,246,061,605
Fidelity Central Funds (cost $81,106,259)	81,106,259
Commodities (cost $172,017,399)	163,588,327
Other affiliated issuers (cost $30,484,288)	25,572,944
Total Investments (cost $1,690,835,337)		$ 1,516,329,135
Receivable for investments sold		2,605,757
Receivable for fund shares sold		1,853,739
Dividends receivable		473,328
Distributions receivable from Fidelity Central Funds		23,405
Other receivables		15,209
Total assets		1,521,300,573

Liabilities
Payable to custodian bank	$ 154,809
Payable for fund shares redeemed	1,747,359
Accrued management fee	656,047
Distribution and service plan fees payable	60,940
Other affiliated payables	348,555
Other payables and accrued expenses	152,755
Collateral on securities loaned, at value	81,106,259
Total liabilities		84,226,724

Net Assets		$ 1,437,073,849
Net Assets consist of:
Paid in capital		$ 2,610,287,649
Accumulated net investment loss		(1,888,519)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(996,818,405)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(174,506,876)
Net Assets		$ 1,437,073,849

Consolidated Statement of Assets and Liabilities -
continued

August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,568,399 ÷ 2,727,304 shares)	$ 22.94

Maximum offering price per share (100/94.25 of $22.94)	$ 24.34
Class T: Net Asset Value and redemption price per share ($19,976,392 ÷ 883,317 shares)	$ 22.62

Maximum offering price per share (100/96.50 of $22.62)	$ 23.44
Class B: Net Asset Value and offering price per share ($3,905,273 ÷ 177,895 shares)A	$ 21.95

Class C: Net Asset Value and offering price per share ($44,249,581 ÷ 2,023,903 shares)A	$ 21.86

Gold: Net Asset Value, offering price and redemption price per share ($1,272,990,344 ÷ 54,414,711 shares)	$ 23.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,383,860 ÷ 1,427,022 shares)	$ 23.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,060,728
Income from Fidelity Central Funds (including $278,384 from security lending)		283,626
Income before foreign taxes withheld		5,344,354
Less foreign taxes withheld		(625,339)
Total income		4,719,015

Expenses
Management fee	$ 4,105,007
Transfer agent fees	1,794,887
Distribution and service plan fees	334,109
Accounting and security lending fees	322,049
Custodian fees and expenses	168,493
Independent trustees' compensation	15,558
Registration fees	88,782
Audit	22,804
Interest	472
Miscellaneous	20,473
Total expenses before reductions	6,872,634
Expense reductions	(273,184)	6,599,450
Net investment income (loss)		(1,880,435)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(117,384,422)
Other affiliated issuers	(897,919)
Commodities	(1,197,775)
Foreign currency transactions	97,184
Total net realized gain (loss)		(119,382,932)
Change in net unrealized appreciation (depreciation) on: Investments	175,829,080
Assets and liabilities in foreign currencies	(3,669)
Commodities	(8,927,929)
Total change in net unrealized appreciation (depreciation)		166,897,482
Net gain (loss)		47,514,550
Net increase (decrease) in net assets resulting from operations		$ 45,634,115

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,880,435)	$ 3,413,053
Net realized gain (loss)	(119,382,932)	(556,608,289)
Change in net unrealized appreciation (depreciation)	166,897,482	(88,077,933)
Net increase (decrease) in net assets resulting from operations	45,634,115	(641,273,169)
Share transactions - net increase (decrease)	(109,278,117)	(461,130,558)
Redemption fees	119,531	396,348
Total increase (decrease) in net assets	(63,524,471)	(1,102,007,379)

Net Assets
Beginning of period	1,500,598,320	2,602,605,699
End of period (including accumulated net investment loss of $1,888,519 and accumulated net investment loss of $8,084, respectively)	$ 1,437,073,849	$ 1,500,598,320

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.01	$ 30.25	$ 45.37	$ 50.92	$ 40.50	$ 30.45
Income from Investment Operations
Net investment income (loss) E	(.06)	-K	.07	(.13)	(.30)	(.25)
Net realized and unrealized gain (loss)	.99	(8.25)	(15.19)	(2.83)	15.28	11.00
Total from investment operations	.93	(8.25)	(15.12)	(2.96)	14.98	10.75
Distributions from net realized gain	-	-	-	(2.59)	(4.57)	(.71)
Redemption fees added to paid in capitalE	-K	.01	-K	-K	.01	.01
Net asset value, end of period	$ 22.94	$ 22.01	$ 30.25	$ 45.37	$ 50.92	$ 40.50
Total ReturnB, C, D	4.23%	(27.24)%	(33.33)%	(6.24)%	36.99%	35.19%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24%A	1.21%	1.18%	1.14%	1.16%	1.21%
Expenses net of fee waivers, if any	1.20%A	1.19%	1.17%	1.14%	1.15%	1.19%
Expenses net of all reductions	1.20%A	1.18%	1.17%	1.14%	1.14%	1.17%
Net investment income (loss)	(.52)%A	-%H	.18%	(.28)%	(.63)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,568	$ 60,270	$ 101,202	$ 152,969	$ 149,178	$ 82,413
Portfolio turnover rateG	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.73	$ 29.95	$ 45.04	$ 50.68	$ 40.34	$ 30.36
Income from Investment Operations
Net investment income (loss) E	(.09)	(.06)	(.03)	(.27)	(.43)	(.36)
Net realized and unrealized gain (loss)	.98	(8.17)	(15.06)	(2.80)	15.21	10.96
Total from investment operations	.89	(8.23)	(15.09)	(3.07)	14.78	10.60
Distributions from net realized gain	-	-	-	(2.57)	(4.45)	(.63)
Redemption fees added to paid in capitalE	-J	.01	-J	-J	.01	.01
Net asset value, end of period	$ 22.62	$ 21.73	$ 29.95	$ 45.04	$ 50.68	$ 40.34
Total ReturnB, C, D	4.10%	(27.45)%	(33.50)%	(6.49)%	36.62%	34.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51%A	1.49%	1.45%	1.43%	1.44%	1.51%
Expenses net of fee waivers, if any	1.47%A	1.47%	1.44%	1.42%	1.42%	1.49%
Expenses net of all reductions	1.47%A	1.46%	1.44%	1.42%	1.42%	1.47%
Net investment income (loss)	(.80)%A	(.28)%	(.09)%	(.57)%	(.90)%	(.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,976	$ 18,402	$ 24,913	$ 40,664	$ 45,846	$ 26,256
Portfolio turnover rateG	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.14	$ 29.27	$ 44.24	$ 50.02	$ 39.87	$ 30.08
Income from Investment Operations
Net investment income (loss) E	(.13)	(.16)	(.21)	(.49)	(.66)	(.55)
Net realized and unrealized gain (loss)	.94	(7.98)	(14.76)	(2.76)	15.02	10.84
Total from investment operations	.81	(8.14)	(14.97)	(3.25)	14.36	10.29
Distributions from net realized gain	-	-	-	(2.53)	(4.21)	(.51)
Redemption fees added to paid in capitalE	-J	.01	-J	-J	-J	.01
Net asset value, end of period	$ 21.95	$ 21.14	$ 29.27	$ 44.24	$ 50.02	$ 39.87
Total ReturnB, C, D	3.83%	(27.78)%	(33.84)%	(6.95)%	35.97%	34.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99%A	1.95%	1.93%	1.90%	1.93%	2.00%
Expenses net of fee waivers, if any	1.95%A	1.93%	1.92%	1.90%	1.92%	1.98%
Expenses net of all reductions	1.95%A	1.93%	1.91%	1.90%	1.91%	1.96%
Net investment income (loss)	(1.27)%A	(.75)%	(.57)%	(1.04)%	(1.39)%	(1.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,905	$ 4,373	$ 9,423	$ 20,894	$ 26,837	$ 18,340
Portfolio turnover rateG	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.06	$ 29.15	$ 44.05	$ 49.81	$ 39.75	$ 30.00
Income from Investment Operations
Net investment income (loss) E	(.13)	(.16)	(.20)	(.47)	(.64)	(.53)
Net realized and unrealized gain (loss)	.93	(7.94)	(14.70)	(2.76)	14.98	10.80
Total from investment operations	.80	(8.10)	(14.90)	(3.23)	14.34	10.27
Distributions from net realized gain	-	-	-	(2.53)	(4.28)	(.53)
Redemption fees added to paid in capitalE	-J	.01	-J	-J	-J	.01
Net asset value, end of period	$ 21.86	$ 21.06	$ 29.15	$ 44.05	$ 49.81	$ 39.75
Total ReturnB, C, D	3.80%	(27.75)%	(33.83)%	(6.93)%	36.01%	34.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97%A	1.96%	1.93%	1.87%	1.89%	1.97%
Expenses net of fee waivers, if any	1.93%A	1.94%	1.92%	1.87%	1.88%	1.95%
Expenses net of all reductions	1.93%A	1.93%	1.91%	1.87%	1.87%	1.93%
Net investment income (loss)	(1.25)%A	(.76)%	(.57)%	(1.01)%	(1.35)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,250	$ 33,811	$ 37,787	$ 67,996	$ 72,431	$ 38,624
Portfolio turnover rateG	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.41	$ 30.72	$ 45.96	$ 51.44	$ 40.85	$ 30.67
Income from Investment Operations
Net investment income (loss) D	(.02)	.06	.16	(.02)	(.18)	(.16)
Net realized and unrealized gain (loss)	1.00	(8.38)	(15.40)	(2.85)	15.43	11.10
Total from investment operations	.98	(8.32)	(15.24)	(2.87)	15.25	10.94
Distributions from net realized gain	-	-	-	(2.61)	(4.67)	(.77)
Redemption fees added to paid in capitalD	-I	.01	-I	-I	.01	.01
Net asset value, end of period	$ 23.39	$ 22.41	$ 30.72	$ 45.96	$ 51.44	$ 40.85
Total ReturnB, C	4.37%	(27.05)%	(33.16)%	(6.00)%	37.35%	35.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.94%A	.94%	.93%	.89%	.91%	.98%
Expenses net of fee waivers, if any	.90%A	.92%	.92%	.89%	.90%	.96%
Expenses net of all reductions	.90%A	.91%	.92%	.89%	.89%	.94%
Net investment income (loss)	(.22)%A	.27%	.43%	(.03)%	(.37)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,272,990	$ 1,275,913	$ 2,301,019	$ 3,924,440	$ 4,250,249	$ 2,839,664
Portfolio turnover rateF	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.41	$ 30.69	$ 45.87	$ 51.32	$ 40.77	$ 30.65
Income from Investment Operations
Net investment income (loss) D	(.02)	.07	.20	.02	(.15)	(.15)
Net realized and unrealized gain (loss)	1.00	(8.36)	(15.38)	(2.85)	15.41	11.08
Total from investment operations	.98	(8.29)	(15.18)	(2.83)	15.26	10.93
Distributions from net realized gain	-	-	-	(2.62)	(4.72)	(.82)
Redemption fees added to paid in capitalD	-I	.01	-I	-I	.01	.01
Net asset value, end of period	$ 23.39	$ 22.41	$ 30.69	$ 45.87	$ 51.32	$ 40.77
Total ReturnB, C	4.37%	(26.98)%	(33.09)%	(5.94)%	37.45%	35.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.89%A	.87%	.84%	.82%	.85%	.95%
Expenses net of fee waivers, if any	.85%A	.85%	.83%	.81%	.84%	.93%
Expenses net of all reductions	.85%A	.84%	.82%	.81%	.83%	.91%
Net investment income (loss)	(.18)%A	.34%	.52%	.04%	(.31)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,384	$ 107,830	$ 128,262	$ 168,548	$ 137,246	$ 38,037
Portfolio turnover rateF	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Gold Portfolio

Notes to Consolidated Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2014, the Fund held an investment of $163,479,584 in the Subsidiary, representing 11.4% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Gold Portfolio
Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, net operating losses, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 195,135,239
Gross unrealized depreciation	(496,323,357)
Net unrealized appreciation (depreciation) on securities	$ (301,188,118)

Tax cost	$ 1,817,408,510

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (124,603,254)
Long-term	(632,172,419)
Total capital loss carryforward	$ (756,775,673)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $139,114,311 and $240,661,834, respectively.

Semiannual Report

Gold Portfolio
Notes to Consolidated Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .59% of the Fund's average net assets.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 73,750	$ 138
Class T	.25%	.25%	46,810	-
Class B	.75%	.25%	19,713	14,785
Class C	.75%	.25%	193,836	54,557
			$ 334,109	$ 69,480

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,614
Class T	4,647
Class B*	4,264
Class C*	4,292
$ 30,817

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 91,100.31
Class T	31,012.33
Class B	6,043.31
Class C	55,672.29
Gold	1,559,082.25
Institutional Class	51,978.21
	$ 1,794,887

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $5,877 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,422,083.32%		$ 472

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $968 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $273,184.

Semiannual Report

Gold Portfolio
Notes to Consolidated Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	536,440	1,443,614	$ 11,734,840	$ 31,671,750
Shares redeemed	(546,928)	(2,051,264)	(11,688,061)	(45,809,186)
Net increase (decrease)	(10,488)	(607,650)	$ 46,779	$ (14,137,436)
Class T
Shares sold	155,053	364,459	$ 3,318,588	$ 7,796,316
Shares redeemed	(118,560)	(349,602)	(2,519,336)	(7,601,870)
Net increase (decrease)	36,493	14,857	$ 799,252	$ 194,446
Class B
Shares sold	3,122	23,041	$ 67,198	$ 484,615
Shares redeemed	(32,023)	(138,145)	(662,478)	(3,024,154)
Net increase (decrease)	(28,901)	(115,104)	$ (595,280)	$ (2,539,539)
Class C
Shares sold	603,790	877,429	$ 12,375,699	$ 17,346,606
Shares redeemed	(185,597)	(567,911)	(3,859,924)	(12,102,759)
Net increase (decrease)	418,193	309,518	$ 8,515,775	$ 5,243,847
Gold
Shares sold	10,644,098	32,449,288	$ 238,399,325	$ 718,341,081
Shares redeemed	(13,152,770)	(50,439,253)	(285,912,218)	(1,182,529,714)
Net increase (decrease)	(2,508,672)	(17,989,965)	$ (47,512,893)	$ (464,188,633)
Institutional Class
Shares sold	1,171,587	2,126,861	$ 26,381,334	$ 46,661,254
Shares redeemed	(4,556,503)	(1,494,359)	(96,913,084)	(32,364,497)
Net increase (decrease)	(3,384,916)	632,502	$ (70,531,750)	$ 14,296,757

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	1.06%
Actual		$ 1,000.00	$ 1,046.30	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.37%
Actual		$ 1,000.00	$ 1,044.70	$ 7.06
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class B	1.90%
Actual		$ 1,000.00	$ 1,041.80	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.63	$ 9.65
Class C	1.82%
Actual		$ 1,000.00	$ 1,042.30	$ 9.37
HypotheticalA		$ 1,000.00	$ 1,016.03	$ 9.25
Materials	.80%
Actual		$ 1,000.00	$ 1,047.60	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,047.60	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.2	6.8
Monsanto Co.	8.1	9.4
Praxair, Inc.	5.5	5.6
Freeport-McMoRan Copper & Gold, Inc.	5.3	0.0
FMC Corp.	4.2	5.4
Eastman Chemical Co.	4.0	4.9
CF Industries Holdings, Inc.	3.9	4.4
Rock-Tenn Co. Class A	3.7	3.6
Sherwin-Williams Co.	3.2	2.8
W.R. Grace & Co.	3.1	3.2
	49.2
Top Industries (% of fund's net assets)
As of August 31, 2014
Chemicals	65.6%
Metals & Mining	14.8%
Containers & Packaging	10.4%
Construction Materials	5.2%
Oil, Gas & Consumable Fuels	2.0%
All Others*	2.0%

As of February 28, 2014
Chemicals	69.7%
Containers & Packaging	9.8%
Metals & Mining	6.9%
Construction Materials	5.7%
Paper & Forest Products	4.7%
All Others*	3.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Materials Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CHEMICALS - 65.6%
Commodity Chemicals - 17.0%
Axiall Corp.	1,334,757	$ 55,499,196
Cabot Corp.	942,787	51,645,872
Koppers Holdings, Inc.	312,400	11,593,164
LyondellBasell Industries NV Class A	1,667,796	190,712,469
Methanex Corp.	737,700	49,324,740
Orion Engineered Carbons SA (a)	800,200	13,659,414
Westlake Chemical Corp.	239,200	23,233,496
		395,668,351
Diversified Chemicals - 12.6%
E.I. du Pont de Nemours & Co.	941,400	62,235,954
Eastman Chemical Co.	1,131,830	93,342,020
FMC Corp.	1,479,836	97,876,353
Huntsman Corp.	1,410,200	37,920,278
		291,374,605
Fertilizers & Agricultural Chemicals - 14.7%
CF Industries Holdings, Inc.	350,062	90,200,476
Monsanto Co.	1,620,030	187,356,470
Potash Corp. of Saskatchewan, Inc. (d)	638,320	22,420,161
The Mosaic Co.	872,800	41,684,928
		341,662,035
Industrial Gases - 7.2%
Airgas, Inc.	357,596	39,471,446
Praxair, Inc.	970,874	127,718,475
		167,189,921
Specialty Chemicals - 14.1%
Cytec Industries, Inc.	315,414	32,500,259
Ecolab, Inc.	264,320	30,349,222
Innospec, Inc.	611,075	25,775,144
NewMarket Corp.	85,829	34,922,962
Sherwin-Williams Co.	340,554	74,278,233
Sigma Aldrich Corp.	547,421	56,931,784
W.R. Grace & Co. (a)	729,840	72,276,055
		327,033,659
TOTAL CHEMICALS		1,522,928,571
CONSTRUCTION MATERIALS - 5.2%
Construction Materials - 5.2%
Eagle Materials, Inc.	620,655	63,250,951
Vulcan Materials Co.	898,535	56,949,148
		120,200,099

	Shares	Value
CONTAINERS & PACKAGING - 10.4%
Metal & Glass Containers - 2.2%
Aptargroup, Inc.	719,124	$ 46,131,805
Silgan Holdings, Inc.	100,176	5,043,862
		51,175,667
Paper Packaging - 8.2%
Graphic Packaging Holding Co. (a)	5,079,695	64,969,299
Packaging Corp. of America	593,000	40,318,070
Rock-Tenn Co. Class A	1,751,542	86,105,805
		191,393,174
TOTAL CONTAINERS & PACKAGING		242,568,841
ENERGY EQUIPMENT & SERVICES - 0.6%
Oil & Gas Equipment & Services - 0.6%
Aspen Aerogels, Inc. (a)(e)	1,452,584	13,896,871
METALS & MINING - 14.8%
Aluminum - 0.9%
Constellium NV (a)	741,900	21,129,312
Diversified Metals & Mining - 5.7%
Copper Mountain Mining Corp. (a)	3,636,327	9,798,987
Freeport-McMoRan Copper & Gold, Inc.	3,373,000	122,676,010
		132,474,997
Gold - 2.2%
Franco-Nevada Corp.	312,100	17,584,150
Royal Gold, Inc.	428,704	33,331,736
		50,915,886
Steel - 6.0%
Carpenter Technology Corp.	568,033	31,088,446
Nucor Corp.	1,084,600	58,915,472
TimkenSteel Corp. (a)	378,300	18,075,174
United States Steel Corp. (d)	391,800	15,143,070
Worthington Industries, Inc.	420,672	17,011,976
		140,234,138
TOTAL METALS & MINING		344,754,333
OIL, GAS & CONSUMABLE FUELS - 2.0%
Coal & Consumable Fuels - 2.0%
Peabody Energy Corp. (d)	2,857,637	45,379,276
PAPER & FOREST PRODUCTS - 1.1%
Forest Products - 1.1%
Boise Cascade Co. (a)	870,966	26,181,238
TOTAL COMMON STOCKS (Cost $1,775,342,656)		2,315,909,229
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	8,774,526	$ 8,774,526
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	45,489,040	45,489,040
TOTAL MONEY MARKET FUNDS (Cost $54,263,566)		54,263,566
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,829,606,222)	2,370,172,795
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(47,355,015)
NET ASSETS - 100%	$ 2,322,817,780
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,786
Fidelity Securities Lending Cash Central Fund	113,107
Total	$ 128,893
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$ -	$ 9,986,520	$ -	$ -	$ 13,896,871
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,315,909,229	$ 2,302,012,358	$ 13,896,871	$ -
Money Market Funds	54,263,566	54,263,566	-	-
Total Investments in Securities:	$ 2,370,172,795	$ 2,356,275,924	$ 13,896,871	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.1%
Netherlands	9.1%
Canada	4.2%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,267,781) - See accompanying schedule: Unaffiliated issuers (cost $1,765,356,136)	$ 2,302,012,358
Fidelity Central Funds (cost $54,263,566)	54,263,566
Other affiliated issuers (cost $9,986,520)	13,896,871
Total Investments (cost $1,829,606,222)		$ 2,370,172,795
Receivable for investments sold		7,739,257
Receivable for fund shares sold		2,426,209
Dividends receivable		2,471,171
Distributions receivable from Fidelity Central Funds		7,136
Other receivables		30,380
Total assets		2,382,846,948

Liabilities
Payable for investments purchased	$ 7,471,911
Payable for fund shares redeemed	5,316,713
Accrued management fee	1,045,933
Distribution and service plan fees payable	196,266
Other affiliated payables	453,324
Other payables and accrued expenses	55,981
Collateral on securities loaned, at value	45,489,040
Total liabilities		60,029,168

Net Assets		$ 2,322,817,780
Net Assets consist of:
Paid in capital		$ 1,677,498,700
Undistributed net investment income		3,689,834
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		101,062,673
Net unrealized appreciation (depreciation) on investments		540,566,573
Net Assets		$ 2,322,817,780

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($351,344,967 ÷ 3,998,663 shares)	$ 87.87

Maximum offering price per share (100/94.25 of $87.87)	$ 93.23
Class T: Net Asset Value and redemption price per share ($48,664,893 ÷ 557,528 shares)	$ 87.29

Maximum offering price per share (100/96.50 of $87.29)	$ 90.46
Class B: Net Asset Value and offering price per share ($7,875,321 ÷ 91,925 shares)A	$ 85.67

Class C: Net Asset Value and offering price per share ($118,789,827 ÷ 1,390,225 shares)A	$ 85.45

Materials: Net Asset Value, offering price and redemption price per share ($1,296,810,303 ÷ 14,685,364 shares)	$ 88.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($499,332,469 ÷ 5,664,258 shares)	$ 88.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 16,706,435
Interest		231,020
Income from Fidelity Central Funds		128,893
Total income		17,066,348

Expenses
Management fee	$ 6,070,582
Transfer agent fees	2,307,804
Distribution and service plan fees	1,164,929
Accounting and security lending fees	337,128
Custodian fees and expenses	20,428
Independent trustees' compensation	23,950
Registration fees	82,803
Audit	23,730
Legal	1,282
Miscellaneous	13,730
Total expenses before reductions	10,046,366
Expense reductions	(2,720)	10,043,646
Net investment income (loss)		7,022,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101,870,622
Foreign currency transactions	(39,152)
Redemption in-kind with affiliated entities	6,050,156
Total net realized gain (loss)		107,881,626
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,088,901)
Assets and liabilities in foreign currencies	2,668
Total change in net unrealized appreciation (depreciation)		(12,086,233)
Net gain (loss)		95,795,393
Net increase (decrease) in net assets resulting from operations		$ 102,818,095

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,022,702	$ 11,130,072
Net realized gain (loss)	107,881,626	105,883,339
Change in net unrealized appreciation (depreciation)	(12,086,233)	227,365,491
Net increase (decrease) in net assets resulting from operations	102,818,095	344,378,902
Distributions to shareholders from net investment income	(2,516,941)	(9,652,596)
Distributions to shareholders from net realized gain	(56,661,061)	(36,877,810)
Total distributions	(59,178,002)	(46,530,406)
Share transactions - net increase (decrease)	215,699,105	29,379,358
Redemption fees	23,698	36,980
Total increase (decrease) in net assets	259,362,896	327,264,834

Net Assets
Beginning of period	2,063,454,884	1,736,190,050
End of period (including undistributed net investment income of $3,689,834 and distributions in excess of net investment income of $815,927, respectively)	$ 2,322,817,780	$ 2,063,454,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.46	$ 73.44	$ 69.23	$ 69.96	$ 52.54	$ 27.65
Income from Investment Operations
Net investment income (loss) E	.21	.36	.70	.40	1.08H	.30I
Net realized and unrealized gain (loss)	3.62	14.56	5.69	(.35)	17.40	24.90
Total from investment operations	3.83	14.92	6.39	.05	18.48	25.20
Distributions from net investment income	(.08)	(.30)	(.63)	(.40)	(1.06)	(.32)
Distributions from net realized gain	(2.34)	(1.60)	(1.55)	(.38)	(.01)	-
Total distributions	(2.42)	(1.90)	(2.18)	(.78)	(1.07)	(.32)
Redemption fees added to paid in capitalE	-M	-M	-M	-M	.01	.01
Net asset value, end of period	$ 87.87	$ 86.46	$ 73.44	$ 69.23	$ 69.96	$ 52.54
Total ReturnB, C, D	4.63%	20.46%	9.40%	.21%	35.33%	91.25%
Ratios to Average Net Assets F, J
Expenses before reductions	1.06%A	1.10%	1.13%	1.13%	1.16%	1.23%
Expenses net of fee waivers, if any	1.06%A	1.10%	1.13%	1.13%	1.16%	1.23%
Expenses net of all reductions	1.06%A	1.09%	1.12%	1.13%	1.15%	1.22%
Net investment income (loss)	.48%A	.45%	1.02%	.61%	1.81%H	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 351,345	$ 336,777	$ 219,627	$ 157,781	$ 124,160	$ 52,352
Portfolio turnover rateG	62% A, N	53%	61%	94%	87%	104%K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 85.99	$ 73.05	$ 68.91	$ 69.68	$ 52.35	$ 27.56
Income from Investment Operations
Net investment income (loss) E	.08	.12	.50	.21	.90H	.16I
Net realized and unrealized gain (loss)	3.60	14.48	5.66	(.35)	17.34	24.81
Total from investment operations	3.68	14.60	6.16	(.14)	18.24	24.97
Distributions from net investment income	(.04)	(.06)	(.46)	(.25)	(.92)	(.19)
Distributions from net realized gain	(2.34)	(1.60)	(1.55)	(.38)	-	-
Total distributions	(2.38)	(1.66)	(2.02)N	(.63)	(.92)	(.19)
Redemption fees added to paid in capitalE	-M	-M	-M	-M	.01	.01
Net asset value, end of period	$ 87.29	$ 85.99	$ 73.05	$ 68.91	$ 69.68	$ 52.35
Total ReturnB, C, D	4.47%	20.10%	9.10%	(.09)%	34.98%	90.70%
Ratios to Average Net Assets F, J
Expenses before reductions	1.37%A	1.40%	1.42%	1.42%	1.44%	1.52%
Expenses net of fee waivers, if any	1.37%A	1.40%	1.42%	1.42%	1.44%	1.52%
Expenses net of all reductions	1.37%A	1.39%	1.41%	1.41%	1.43%	1.51%
Net investment income (loss)	.18%A	.15%	.73%	.33%	1.54%H	.35%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,665	$ 45,223	$ 37,860	$ 28,290	$ 25,570	$ 14,712
Portfolio turnover rateG	62% A, O	53%	61%	94%	87%	104%K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NTotal distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share. OPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 84.63	$ 72.21	$ 68.13	$ 68.95	$ 51.86	$ 27.35
Income from Investment Operations
Net investment income (loss) E	(.15)	(.28)	.16	(.11)	.60H	(.07) I
Net realized and unrealized gain (loss)	3.53	14.28	5.57	(.33)	17.13	24.61
Total from investment operations	3.38	14.00	5.73	(.44)	17.73	24.54
Distributions from net investment income	-	-	(.10)	-	(.65)	(.04)
Distributions from net realized gain	(2.34)	(1.58)	(1.55)	(.38)	-	-
Total distributions	(2.34)	(1.58)	(1.65)	(.38)	(.65)	(.04)
Redemption fees added to paid in capitalE	-M	-M	-M	-M	.01	.01
Net asset value, end of period	$ 85.67	$ 84.63	$ 72.21	$ 68.13	$ 68.95	$ 51.86
Total ReturnB, C, D	4.18%	19.50%	8.55%	(.57)%	34.29%	89.79%
Ratios to Average Net Assets F, J
Expenses before reductions	1.90%A	1.90%	1.92%	1.91%	1.93%	2.02%
Expenses net of fee waivers, if any	1.90%A	1.90%	1.92%	1.91%	1.93%	2.02%
Expenses net of all reductions	1.90%A	1.90%	1.91%	1.91%	1.92%	2.01%
Net investment income (loss)	(.35)%A	(.36)%	.24%	(.17)%	1.04%H	(.15)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,875	$ 8,671	$ 10,218	$ 11,040	$ 13,507	$ 9,538
Portfolio turnover rateG	62% A, N	53%	61%	94%	87%	104%K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 84.38	$ 71.96	$ 67.98	$ 68.78	$ 51.79	$ 27.31
Income from Investment Operations
Net investment income (loss) E	(.12)	(.23)	.18	(.10)	.61H	(.06) I
Net realized and unrealized gain (loss)	3.53	14.23	5.55	(.32)	17.09	24.57
Total from investment operations	3.41	14.00	5.73	(.42)	17.70	24.51
Distributions from net investment income	-	-	(.20)	-	(.72)	(.04)
Distributions from net realized gain	(2.34)	(1.58)	(1.55)	(.38)	-	-
Total distributions	(2.34)	(1.58)	(1.75)	(.38)	(.72)	(.04)
Redemption fees added to paid in capitalE	-M	-M	-M	-M	.01	.01
Net asset value, end of period	$ 85.45	$ 84.38	$ 71.96	$ 67.98	$ 68.78	$ 51.79
Total ReturnB, C, D	4.23%	19.56%	8.58%	(.55)%	34.29%	89.82%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82%A	1.85%	1.89%	1.89%	1.93%	2.01%
Expenses net of fee waivers, if any	1.82%A	1.85%	1.89%	1.89%	1.93%	2.01%
Expenses net of all reductions	1.82%A	1.84%	1.88%	1.89%	1.92%	2.00%
Net investment income (loss)	(.28)%A	(.30)%	.26%	(.15)%	1.04%H	(.13)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,790	$ 106,879	$ 75,007	$ 58,296	$ 46,525	$ 20,469
Portfolio turnover rateG	62% A, N	53%	61%	94%	87%	104%K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012K	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.81	$ 73.68	$ 69.41	$ 70.11	$ 52.61	$ 27.66
Income from Investment Operations
Net investment income (loss) D	.32	.58	.90	.60	1.25G	.43H
Net realized and unrealized gain (loss)	3.64	14.63	5.71	(.37)	17.43	24.91
Total from investment operations	3.96	15.21	6.61	.23	18.68	25.34
Distributions from net investment income	(.12)	(.48)	(.79)	(.55)	(1.16)	(.40)
Distributions from net realized gain	(2.34)	(1.60)	(1.55)	(.38)	(.03)	-
Total distributions	(2.46)	(2.08)	(2.34)	(.93)	(1.19)	(.40)
Redemption fees added to paid in capitalD	-L	-L	-L	-L	.01	.01
Net asset value, end of period	$ 88.31	$ 86.81	$ 73.68	$ 69.41	$ 70.11	$ 52.61
Total ReturnB, C	4.76%	20.80%	9.71%	.49%	35.70%	91.77%
Ratios to Average Net Assets E, I
Expenses before reductions	.80%A	.82%	.85%	.85%	.88%	.96%
Expenses net of fee waivers, if any	.80%A	.82%	.85%	.85%	.88%	.96%
Expenses net of all reductions	.80%A	.82%	.84%	.84%	.87%	.94%
Net investment income (loss)	.75%A	.73%	1.30%	.90%	2.10%G	.92%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,296,810	$ 1,231,942	$ 1,146,782	$ 1,089,619	$ 1,195,371	$ 604,475
Portfolio turnover rateF	62% A, M	53%	61%	94%	87%	104%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the year ended February 29. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012K	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.66	$ 73.57	$ 69.35	$ 70.05	$ 52.58	$ 27.66
Income from Investment Operations
Net investment income (loss) D	.32	.59	.90	.60	1.28G	.46H
Net realized and unrealized gain (loss)	3.63	14.60	5.70	(.36)	17.40	24.89
Total from investment operations	3.95	15.19	6.60	.24	18.68	25.35
Distributions from net investment income	(.12)	(.50)	(.83)	(.56)	(1.19)	(.44)
Distributions from net realized gain	(2.34)	(1.60)	(1.55)	(.38)	(.03)	-
Total distributions	(2.46)	(2.10)	(2.38)	(.94)	(1.22)	(.44)
Redemption fees added to paid in capitalD	-L	-L	-L	-L	.01	.01
Net asset value, end of period	$ 88.15	$ 86.66	$ 73.57	$ 69.35	$ 70.05	$ 52.58
Total ReturnB, C	4.76%	20.81%	9.71%	.50%	35.73%	91.79%
Ratios to Average Net Assets E, I
Expenses before reductions	.80%A	.81%	.85%	.84%	.86%	.94%
Expenses net of fee waivers, if any	.80%A	.81%	.85%	.84%	.86%	.94%
Expenses net of all reductions	.80%A	.81%	.84%	.83%	.85%	.93%
Net investment income (loss)	.75%A	.74%	1.30%	.91%	2.11%G	.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 499,332	$ 333,963	$ 246,696	$ 89,299	$ 85,130	$ 13,670
Portfolio turnover rateF	62% A, M	53%	61%	94%	87%	104%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the year ended February 29. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Materials Portfolio
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), original issue discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 557,401,010
Gross unrealized depreciation	(18,636,014)
Net unrealized appreciation (depreciation) on securities	$ 538,764,996

Tax cost	$ 1,831,407,799

Capital loss carryforwards are only available to offset future gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act or 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration:
2017	$ (1,422,248)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$ (2,526,023)

The Fund acquired $2,526,023 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $834,835,948 and $674,259,935, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 440,471	$ 1,019
Class T	.25%	.25%	116,020	-
Class B	.75%	.25%	40,915	30,686
Class C	.75%	.25%	567,523	141,673
			$ 1,164,929	$ 173,378

Semiannual Report

Materials Portfolio
Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 91,253
Class T	7,152
Class B*	3,852
Class C*	6,898
$ 109,155

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 385,700.22
Class T	63,718.27
Class B	12,353.30
Class C	128,488.23
Materials	1,294,754.20
Institutional Class	422,791.20
	$ 2,307,804

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,264 for the period.

Redemptions In-Kind. During the period, 206,748 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $17,590,149. The net realized gain of $6,050,156 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and investments valued at $22,792,169 in exchange for 267,891 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,777 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $113,107.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,712 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Class A	$ 326,954	$ 1,076,918
Class T	20,540	29,833
Materials	1,686,858	6,872,385
Institutional Class	482,589	1,673,460
Total	$ 2,516,941	$ 9,652,596
From net realized gain
Class A	$ 9,317,775	$ 5,762,988
Class T	1,230,799	809,850
Class B	230,017	165,553
Class C	3,075,766	1,915,182
Materials	33,408,313	22,724,072
Institutional Class	9,398,391	5,500,165
Total	$ 56,661,061	$ 36,877,810

Semiannual Report

Materials Portfolio
Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	745,612	1,797,224	$ 64,137,061	$ 142,257,752
Reinvestment of distributions	108,082	72,401	8,867,040	5,951,034
Shares redeemed	(750,192)	(965,142)	(64,733,702)	(75,392,440)
Net increase (decrease)	103,502	904,483	$ 8,270,399	$ 72,816,346
Class T
Shares sold	69,973	170,035	$ 5,996,999	$ 13,444,901
Reinvestment of distributions	14,571	9,678	1,189,018	792,607
Shares redeemed	(52,911)	(172,106)	(4,525,124)	(13,187,903)
Net increase (decrease)	31,633	7,607	$ 2,660,893	$ 1,049,605
Class B
Shares sold	1,995	7,873	$ 168,223	$ 603,147
Reinvestment of distributions	2,586	1,836	207,560	148,096
Shares redeemed	(15,123)	(48,755)	(1,270,515)	(3,688,524)
Net increase (decrease)	(10,542)	(39,046)	$ (894,732)	$ (2,937,281)
Class C
Shares sold	216,754	450,706	$ 18,214,811	$ 34,616,884
Reinvestment of distributions	33,059	19,891	2,645,367	1,600,154
Shares redeemed	(126,280)	(246,286)	(10,569,843)	(18,989,979)
Net increase (decrease)	123,533	224,311	$ 10,290,335	$ 17,227,059
Materials
Shares sold	1,378,564	3,222,449	$ 119,091,922	$ 254,476,294
Reinvestment of distributions	404,240	341,183	33,297,259	28,082,183
Shares redeemed	(1,289,099)	(4,936,489)	(111,600,188)	(386,209,902)
Net increase (decrease)	493,705	(1,372,857)	$ 40,788,993	$ (103,651,425)
Institutional Class
Shares sold	3,666,219A	2,646,562	$ 313,845,760A	$ 209,408,784
Reinvestment of distributions	104,155	73,103	8,564,697	6,019,071
Shares redeemed	(1,959,665)B	(2,219,316)	(167,827,240)B	(170,552,801)
Net increase (decrease)	1,810,709	500,349	$ 154,583,217	$ 44,875,054

A Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	1.16%
Actual		$ 1,000.00	$ 1,066.90	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.47%
Actual		$ 1,000.00	$ 1,065.20	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.48
Class B	1.93%
Actual		$ 1,000.00	$ 1,062.70	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.86%
Actual		$ 1,000.00	$ 1,063.10	$ 9.67
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Telecommunications	.84%
Actual		$ 1,000.00	$ 1,068.50	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,068.20	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	23.0	23.9
AT&T, Inc.	10.0	9.7
CenturyLink, Inc.	5.6	4.3
DIRECTV	5.2	0.0
T-Mobile U.S., Inc.	4.3	5.9
Cogent Communications Group, Inc.	4.0	1.8
Telephone & Data Systems, Inc.	3.5	3.5
SBA Communications Corp. Class A	3.4	4.3
Level 3 Communications, Inc.	3.1	2.4
TW Telecom, Inc.	2.8	1.7
	64.9
Top Industries (% of fund's net assets)
As of August 31, 2014
Diversified Telecommunication Services	67.3%
Wireless Telecommunication Services	17.0%
Media	8.3%
Real Estate Investment Trusts	2.8%
Software	1.2%
All Others*	3.4%

As of February 28, 2014
Diversified Telecommunication Services	61.2%
Wireless Telecommunication Services	22.8%
Real Estate Investment Trusts	7.1%
Media	2.7%
Internet Software & Services	1.2%
All Others*	5.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Ruckus Wireless, Inc. (a)	186,300	$ 2,591,433
DIVERSIFIED TELECOMMUNICATION SERVICES - 66.8%
Alternative Carriers - 20.6%
8x8, Inc. (a)	953,986	7,412,471
Cogent Communications Group, Inc.	486,068	16,847,117
Globalstar, Inc. (a)(d)	226,900	903,062
Iliad SA	18,114	3,979,509
inContact, Inc. (a)	705,823	6,465,339
Iridium Communications, Inc. (a)(d)	481,276	4,523,994
Level 3 Communications, Inc. (a)	286,616	12,886,255
Lumos Networks Corp.	526,478	7,702,373
Premiere Global Services, Inc. (a)	499,383	6,576,874
Towerstream Corp. (a)(d)	807,024	1,412,292
TW Telecom, Inc. (a)	280,817	11,523,326
VocalTec Communications Ltd. (a)(d)	215,300	2,699,862
Vonage Holdings Corp. (a)	1,015,071	3,501,995
		86,434,469
Integrated Telecommunication Services - 46.2%
AT&T, Inc.	1,200,950	41,985,212
Atlantic Tele-Network, Inc.	104,000	6,098,560
Bezeq The Israeli Telecommunication Corp. Ltd.	1,709,200	3,230,481
CenturyLink, Inc.	569,378	23,338,804
Cincinnati Bell, Inc. (a)	843,814	3,096,797
Consolidated Communications Holdings, Inc. (d)	171,798	4,188,435
FairPoint Communications, Inc. (a)	240,200	3,881,632
Frontier Communications Corp. (d)	192,183	1,306,844
General Communications, Inc. Class A (a)	164,196	1,845,563
Hawaiian Telcom Holdco, Inc. (a)(d)	80,665	2,218,288
IDT Corp. Class B	191,681	3,011,309
Magyar Telekom PLC (a)	670,800	1,032,904
Telecom Italia SpA (a)	1,130,500	1,304,121
Telenor ASA	44,200	1,013,371
Verizon Communications, Inc.	1,936,497	96,476,280
Windstream Holdings, Inc.	1,882	21,267
		194,049,868
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		280,484,337
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
EarthLink Holdings Corp.	216,500	894,145
Gogo, Inc. (a)(d)	119,500	2,023,135
Rackspace Hosting, Inc. (a)	42,300	1,463,580
		4,380,860

	Shares	Value
IT SERVICES - 0.8%
IT Consulting & Other Services - 0.8%
Interxion Holding N.V. (a)	118,600	$ 3,272,174
MEDIA - 8.3%
Cable & Satellite - 8.3%
Comcast Corp. Class A (special) (non-vtg.)	1,800	98,280
DIRECTV (a)	253,300	21,897,785
Liberty Global PLC Class C	103,736	4,349,650
Time Warner Cable, Inc.	57,400	8,491,182
		34,836,897
REAL ESTATE INVESTMENT TRUSTS - 2.8%
Office REITs - 0.6%
CyrusOne, Inc.	100,900	2,627,436
Specialized REITs - 2.2%
American Tower Corp.	94,390	9,306,854
TOTAL REAL ESTATE INVESTMENT TRUSTS		11,934,290
SOFTWARE - 1.2%
Application Software - 0.8%
Comverse, Inc. (a)	61,000	1,506,090
Interactive Intelligence Group, Inc. (a)	37,100	1,588,251
		3,094,341
Systems Software - 0.4%
Rovi Corp. (a)	78,500	1,815,705
TOTAL SOFTWARE		4,910,046
WIRELESS TELECOMMUNICATION SERVICES - 16.5%
Wireless Telecommunication Services - 16.5%
KDDI Corp.	170,000	9,801,817
Leap Wireless International, Inc. rights	400	1,008
MTN Group Ltd.	50,800	1,147,998
NTELOS Holdings Corp. (d)	120,888	1,594,513
RingCentral, Inc. (d)	213,600	2,868,648
SBA Communications Corp. Class A (a)	129,456	14,277,702
Shenandoah Telecommunications Co.	82,526	2,279,368
Sprint Corp. (a)(d)	123,385	692,190
T-Mobile U.S., Inc. (a)	596,697	17,948,646
Telephone & Data Systems, Inc.	559,264	14,731,014
U.S. Cellular Corp. (a)	67,700	2,553,644
Vodafone Group PLC sponsored ADR	38,541	1,323,498
		69,220,046
TOTAL COMMON STOCKS (Cost $358,256,708)		411,630,083
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Integrated Telecommunication Services - 0.5%
Telefonica Brasil SA sponsored ADR (d)	102,200	$ 2,187,080
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
TIM Participacoes SA sponsored ADR	68,500	1,916,630
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,013,508)		4,103,710
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.11% (b)	3,940,585	3,940,585
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	16,498,941	16,498,941
TOTAL MONEY MARKET FUNDS (Cost $20,439,526)		20,439,526
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $382,709,742)		436,173,319
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(16,218,753)
NET ASSETS - 100%		$ 419,954,566
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,817
Fidelity Securities Lending Cash Central Fund	111,259
Total	$ 115,076
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 411,630,083	$ 410,324,954	$ 1,304,121	$ 1,008
Nonconvertible Preferred Stocks	4,103,710	4,103,710	-	-
Money Market Funds	20,439,526	20,439,526	-	-
Total Investments in Securities:	$ 436,173,319	$ 434,868,190	$ 1,304,121	$ 1,008

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,160,354) - See accompanying schedule: Unaffiliated issuers (cost $362,270,216)	$ 415,733,793
Fidelity Central Funds (cost $20,439,526)	20,439,526
Total Investments (cost $382,709,742)		$ 436,173,319
Receivable for fund shares sold		396,787
Dividends receivable		525,354
Distributions receivable from Fidelity Central Funds		19,706
Other receivables		13,899
Total assets		437,129,065

Liabilities
Payable for fund shares redeemed	$ 357,768
Accrued management fee	190,176
Distribution and service plan fees payable	9,438
Other affiliated payables	91,010
Other payables and accrued expenses	27,166
Collateral on securities loaned, at value	16,498,941
Total liabilities		17,174,499

Net Assets		$ 419,954,566
Net Assets consist of:
Paid in capital		$ 369,844,327
Undistributed net investment income		3,923,420
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,274,003)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,460,822
Net Assets		$ 419,954,566

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,529,474 ÷ 155,438 shares)	$ 61.31

Maximum offering price per share (100/94.25 of $61.31)	$ 65.05
Class T: Net Asset Value and redemption price per share ($4,918,654 ÷ 80,593 shares)	$ 61.03

Maximum offering price per share (100/96.50 of $61.03)	$ 63.24
Class B: Net Asset Value and offering price per share ($454,579 ÷ 7,424 shares)A	$ 61.23

Class C: Net Asset Value and offering price per share ($6,178,222 ÷ 101,299 shares)A	$ 60.99

Telecommunications: Net Asset Value, offering price and redemption price per share ($396,900,231 ÷ 6,441,261 shares)	$ 61.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,973,406 ÷ 32,108 shares)	$ 61.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,589,604
Income from Fidelity Central Funds		115,076
Total income		5,704,680

Expenses
Management fee	$ 1,115,129
Transfer agent fees	433,417
Distribution and service plan fees	55,118
Accounting and security lending fees	81,312
Custodian fees and expenses	10,051
Independent trustees' compensation	4,440
Registration fees	47,473
Audit	19,065
Legal	115
Miscellaneous	3,250
Total expenses before reductions	1,769,370
Expense reductions	(695)	1,768,675
Net investment income (loss)		3,936,005
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,159,315
Redemption in-kind with affiliated entities	2,885,287
Foreign currency transactions	(14,799)
Total net realized gain (loss)		4,029,803
Change in net unrealized appreciation (depreciation) on: Investment securities	17,955,277
Assets and liabilities in foreign currencies	1,391
Total change in net unrealized appreciation (depreciation)		17,956,668
Net gain (loss)		21,986,471
Net increase (decrease) in net assets resulting from operations		$ 25,922,476

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,936,005	$ 14,968,972
Net realized gain (loss)	4,029,803	2,159,537
Change in net unrealized appreciation (depreciation)	17,956,668	48,829,048
Net increase (decrease) in net assets resulting from operations	25,922,476	65,957,557
Distributions to shareholders from net investment income	(7,791,056)	(8,506,759)
Distributions to shareholders from net realized gain	-	(32,511)
Total distributions	(7,791,056)	(8,539,270)
Share transactions - net increase (decrease)	38,543,677	(90,264,976)
Redemption fees	1,884	26,413
Total increase (decrease) in net assets	56,676,981	(32,820,276)

Net Assets
Beginning of period	363,277,585	396,097,861
End of period (including undistributed net investment income of $3,923,420 and undistributed net investment income of $7,778,471, respectively)	$ 419,954,566	$ 363,277,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.71	$ 51.58	$ 46.12	$ 46.93	$ 37.64	$ 26.66
Income from Investment Operations
Net investment income (loss) E	.50	1.76 H	.99	.56	.57	.67
Net realized and unrealized gain (loss)	3.34	6.48	5.43	(.86)	9.49	10.55
Total from investment operations	3.84	8.24	6.42	(.30)	10.06	11.22
Distributions from net investment income	(1.24)	(1.11)	(.96)	(.51)	(.77)	(.19)
Distributions from net realized gain	-	(.01)	-	-	-	(.05)
Total distributions	(1.24)	(1.11) N	(.96)	(.51)	(.77)	(.24) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 61.31	$ 58.71	$ 51.58	$ 46.12	$ 46.93	$ 37.64
Total ReturnB, C, D	6.69%	16.00%	13.97%	(.54)%	26.87%	42.07%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16%A	1.18%	1.18%	1.20%	1.20%	1.26%
Expenses net of fee waivers, if any	1.16%A	1.18%	1.18%	1.20%	1.20%	1.26%
Expenses net of all reductions	1.15%A	1.15%	1.17%	1.18%	1.18%	1.24%
Net investment income (loss)	1.66% A	3.08% H	2.01%	1.21%	1.35%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,529	$ 7,712	$ 6,449	$ 4,677	$ 4,305	$ 3,343
Portfolio turnover rateG	108% A, L	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.43%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. NTotal distributions of $1.11 per share is comprised of distributions from net investment income of $1.106 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.50	$ 51.41	$ 46.01	$ 46.81	$ 37.55	$ 26.68
Income from Investment Operations
Net investment income (loss) E	.40	1.59H	.85	.42	.45	.57
Net realized and unrealized gain (loss)	3.33	6.44	5.39	(.84)	9.47	10.54
Total from investment operations	3.73	8.03	6.24	(.42)	9.92	11.11
Distributions from net investment income	(1.20)	(.94)	(.84)	(.38)	(.66)	(.22)
Distributions from net realized gain	-	(.01)	-	-	-	(.03)
Total distributions	(1.20)	(.94) N	(.84)	(.38)	(.66)	(.24) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 61.03	$ 58.50	$ 51.41	$ 46.01	$ 46.81	$ 37.55
Total ReturnB, C, D	6.52%	15.64%	13.61%	(.82)%	26.54%	41.64%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47%A	1.48%	1.48%	1.49%	1.48%	1.55%
Expenses net of fee waivers, if any	1.47%A	1.48%	1.48%	1.49%	1.48%	1.55%
Expenses net of all reductions	1.47%A	1.45%	1.46%	1.47%	1.46%	1.53%
Net investment income (loss)	1.34% A	2.78% H	1.72%	.92%	1.06%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,919	$ 4,344	$ 4,237	$ 2,702	$ 2,882	$ 2,051
Portfolio turnover rateG	108% A, L	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects large, non-recurring dividends which amounted to $.94 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.13%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. NTotal distributions of $.94 per share is comprised of distributions from net investment income of $.939 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.77	$ 51.63	$ 46.14	$ 46.93	$ 37.60	$ 26.71
Income from Investment Operations
Net investment income (loss) E	.26	1.33H	.62	.21	.25	.40
Net realized and unrealized gain (loss)	3.35	6.48	5.42	(.83)	9.48	10.54
Total from investment operations	3.61	7.81	6.04	(.62)	9.73	10.94
Distributions from net investment income	(1.15)	(.66)	(.55)	(.17)	(.40)	(.04)
Distributions from net realized gain	-	(.01)	-	-	-	(.01)
Total distributions	(1.15)	(.67)	(.55)	(.17)	(.40)	(.05) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 61.23	$ 58.77	$ 51.63	$ 46.14	$ 46.93	$ 37.60
Total ReturnB, C, D	6.27%	15.13%	13.11%	(1.29)%	25.96%	40.97%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93%A	1.93%	1.93%	1.95%	1.95%	2.01%
Expenses net of fee waivers, if any	1.93%A	1.93%	1.93%	1.95%	1.95%	2.01%
Expenses net of all reductions	1.93%A	1.91%	1.92%	1.93%	1.93%	2.00%
Net investment income (loss)	.88% A	2.32% H	1.26%	.47%	.60%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 455	$ 546	$ 576	$ 596	$ 706	$ 641
Portfolio turnover rateG	108% A, L	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .67%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share.

Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.54	$ 51.47	$ 46.02	$ 46.89	$ 37.61	$ 26.76
Income from Investment Operations
Net investment income (loss) E	.28	1.36H	.63	.22	.26	.41
Net realized and unrealized gain (loss)	3.34	6.46	5.41	(.84)	9.46	10.56
Total from investment operations	3.62	7.82	6.04	(.62)	9.72	10.97
Distributions from net investment income	(1.17)	(.74)	(.59)	(.25)	(.44)	(.10)
Distributions from net realized gain	-	(.01)	-	-	-	(.02)
Total distributions	(1.17)	(.75)	(.59)	(.25)	(.44)	(.12) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 60.99	$ 58.54	$ 51.47	$ 46.02	$ 46.89	$ 37.61
Total ReturnB, C, D	6.31%	15.20%	13.14%	(1.27)%	25.95%	41.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86%A	1.88%	1.90%	1.93%	1.94%	2.01%
Expenses net of fee waivers, if any	1.86%A	1.88%	1.90%	1.93%	1.94%	2.01%
Expenses net of all reductions	1.86%A	1.85%	1.89%	1.91%	1.92%	2.00%
Net investment income (loss)	.95% A	2.38% H	1.29%	.48%	.61%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,178	$ 5,523	$ 4,353	$ 3,514	$ 3,035	$ 2,151
Portfolio turnover rateG	108% A, L	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects large, non-recurring dividends which amounted to $.94 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .73%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.94	$ 51.75	$ 46.26	$ 47.07	$ 37.73	$ 26.74
Income from Investment Operations
Net investment income (loss) D	.59	1.96G	1.15	.70	.69	.76
Net realized and unrealized gain (loss)	3.36	6.51	5.43	(.86)	9.52	10.59
Total from investment operations	3.95	8.47	6.58	(.16)	10.21	11.35
Distributions from net investment income	(1.27)	(1.28)	(1.09)	(.65)	(.87)	(.31)
Distributions from net realized gain	-	(.01)	-	-	-	(.05)
Total distributions	(1.27)	(1.28) M	(1.09)	(.65)	(.87)	(.36) L
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.62	$ 58.94	$ 51.75	$ 46.26	$ 47.07	$ 37.73
Total ReturnB, C	6.85%	16.40%	14.30%	(.23)%	27.24%	42.43%
Ratios to Average Net Assets E, H
Expenses before reductions	.84%A	.85%	.87%	.90%	.92%	.99%
Expenses net of fee waivers, if any	.84%A	.85%	.87%	.90%	.92%	.99%
Expenses net of all reductions	.84%A	.82%	.85%	.88%	.91%	.98%
Net investment income (loss)	1.97% A	3.41% G	2.33%	1.52%	1.62%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 396,900	$ 343,548	$ 377,841	$ 342,262	$ 354,938	$ 279,704
Portfolio turnover rateF	108% A, K	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.76%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. MTotal distributions of $1.28 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.80	$ 51.65	$ 46.20	$ 47.02	$ 37.69	$ 26.73
Income from Investment Operations
Net investment income (loss) D	.58	1.93G	1.17	.70	.71	.84
Net realized and unrealized gain (loss)	3.34	6.48	5.42	(.88)	9.50	10.55
Total from investment operations	3.92	8.41	6.59	(.18)	10.21	11.39
Distributions from net investment income	(1.26)	(1.25)	(1.14)	(.64)	(.88)	(.38)
Distributions from net realized gain	-	(.01)	-	-	-	(.05)
Total distributions	(1.26)	(1.26)	(1.14)	(.64)	(.88)	(.43) L
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.46	$ 58.80	$ 51.65	$ 46.20	$ 47.02	$ 37.69
Total ReturnB, C	6.82%	16.30%	14.33%	(.26)%	27.27%	42.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.89%A	.91%	.85%	.89%	.91%	.86%
Expenses net of fee waivers, if any	.89%A	.91%	.85%	.89%	.91%	.86%
Expenses net of all reductions	.89%A	.88%	.83%	.87%	.89%	.84%
Net investment income (loss)	1.92% A	3.35% G	2.35%	1.52%	1.64%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,973	$ 1,604	$ 2,641	$ 1,022	$ 1,743	$ 1,101
Portfolio turnover rateF	108% A, K	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.70%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.057 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 57,751,807
Gross unrealized depreciation	(7,607,623)
Net unrealized appreciation (depreciation) on securities	$ 50,144,184

Tax cost	$ 386,029,135

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (4,297,851)

The Fund intends to elect to defer to its next fiscal year $4,073,316 of capital losses recognized during the period November 1, 2013 to February 28, 2014.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $269,847,184 and $226,496,195, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,356	$ 282
Class T	.25%	.25%	11,916	-
Class B	.75%	.25%	2,471	1,853
Class C	.75%	.25%	29,375	5,610
			$ 55,118	$ 7,745

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,135
Class T	2,014
Class B*	2
Class C*	225
$ 8,376

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,444.27
Class T	8,115.34
Class B	741.30
Class C	6,714.23
Telecommunications	402,919.21
Institutional Class	2,484.26
	$ 433,417

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,021 for the period.

Redemptions In-Kind. During the period, 198,779 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $12,187,185. The net realized gain of $2,885,287 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $333 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $111,259.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $695 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Class A	$ 184,324	$ 137,021
Class T	92,385	71,145
Class B	10,179	6,457
Class C	110,181	68,251
Telecommunications	7,357,035	8,194,747
Institutional Class	36,952	29,138
Total	$ 7,791,056	$ 8,506,759
From net realized gain
Class A	$ -	$ 617
Class T	-	373
Class B	-	48
Class C	-	466
Telecommunications	-	30,889
Institutional Class	-	118
Total	$ -	$ 32,511

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	44,596	62,389	$ 2,663,956	$ 3,565,235
Reinvestment of distributions	3,064	2,113	175,605	123,157
Shares redeemed	(23,586)	(58,169)	(1,416,308)	(3,308,571)
Net increase (decrease)	24,074	6,333	$ 1,423,253	$ 379,821
Class T
Shares sold	13,561	23,341	$ 806,589	$ 1,331,922
Reinvestment of distributions	1,571	1,193	89,747	69,243
Shares redeemed	(8,786)	(32,706)	(526,611)	(1,852,992)
Net increase (decrease)	6,346	(8,172)	$ 369,725	$ (451,827)
Class B
Shares sold	37	135	$ 2,141	$ 7,819
Reinvestment of distributions	163	103	9,377	6,030
Shares redeemed	(2,075)	(2,095)	(124,277)	(116,496)
Net increase (decrease)	(1,875)	(1,857)	$ (112,759)	$ (102,647)
Class C
Shares sold	14,177	31,217	$ 851,072	$ 1,769,477
Reinvestment of distributions	1,385	819	79,185	47,679
Shares redeemed	(8,606)	(22,263)	(514,936)	(1,264,412)
Net increase (decrease)	6,956	9,773	$ 415,321	$ 552,744
Telecommunications
Shares sold	2,950,913	3,045,047	$ 178,453,963	$ 171,993,078
Reinvestment of distributions	122,701	136,279	7,060,223	7,951,397
Shares redeemed	(2,461,411)A	(4,653,020)	(149,345,898)A	(269,388,514)
Net increase (decrease)	612,203	(1,471,694)	$ 36,168,288	$ (89,444,039)
Institutional Class
Shares sold	11,142	22,305	$ 665,289	$ 1,294,531
Reinvestment of distributions	521	405	29,891	23,701
Shares redeemed	(6,836)	(46,560)	(415,331)	(2,517,260)
Net increase (decrease)	4,827	(23,850)	$ 279,849	$ (1,199,028)

A Amount includes in-kind redemptions (See note 5: Redemptions In-Kind).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 15% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio
Gold Portfolio
Materials Portfolio
Telecommunications Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ASGMTI-USAN-1014
1.855656.107

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Fidelity Advisor® Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Fidelity Advisor® Consumer Staples Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Gold Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Consolidated Investment Changes
	(Click Here)	Consolidated Investments
	(Click Here)	Consolidated Financial Statements
	(Click Here)	Notes to the Consolidated Financial Statements
Fidelity Advisor Materials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Telecommunications Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 1,102.30	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class T	1.33%
Actual		$ 1,000.00	$ 1,100.70	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.77
Class B	1.83%
Actual		$ 1,000.00	$ 1,098.00	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Class C	1.80%
Actual		$ 1,000.00	$ 1,098.10	$ 9.52
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15
Consumer Staples	.78%
Actual		$ 1,000.00	$ 1,103.70	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,103.70	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	11.7	14.5
The Coca-Cola Co.	11.5	11.4
Procter & Gamble Co.	8.8	11.2
CVS Caremark Corp.	7.5	8.2
Kroger Co.	4.9	4.9
Altria Group, Inc.	4.8	4.9
Wal-Mart Stores, Inc.	4.6	4.9
Mead Johnson Nutrition Co. Class A	4.0	2.7
Bunge Ltd.	2.7	2.8
PepsiCo, Inc.	2.5	2.5
	63.0
Top Industries (% of fund's net assets)
As of August 31, 2014
Beverages	25.7%
Food & Staples Retailing	22.4%
Tobacco	20.4%
Food Products	14.9%
Household Products	10.8%
All Others*	5.8%

As of February 28, 2014
Beverages	25.9%
Tobacco	24.3%
Food & Staples Retailing	19.3%
Household Products	13.3%
Food Products	13.1%
All Others*	4.1%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
BEVERAGES - 25.4%
Brewers - 3.2%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	271,272	$ 3,601,900
Anheuser-Busch InBev SA NV	261,190	29,136,523
SABMiller PLC	852,684	47,039,834
		79,778,257
Distillers & Vintners - 4.7%
Diageo PLC sponsored ADR	336,826	40,375,333
Pernod Ricard SA	392,101	46,234,147
Remy Cointreau SA (d)	356,483	28,333,567
		114,943,047
Soft Drinks - 17.5%
Coca-Cola Bottling Co. Consolidated	93,655	6,964,186
Coca-Cola Central Japan Co. Ltd.	54,100	1,352,435
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	47,529	5,164,976
Coca-Cola Icecek Sanayi A/S	379,162	8,946,223
Embotelladora Andina SA:
ADR	282,815	4,652,307
sponsored ADR (d)	188,900	3,685,439
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	63,287	6,133,143
Monster Beverage Corp. (a)	566,700	50,101,947
PepsiCo, Inc.	656,323	60,703,314
The Coca-Cola Co.	6,781,818	282,937,447
		430,641,417
TOTAL BEVERAGES		625,362,721
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Enzymotec Ltd.	267,050	2,339,358
CHEMICALS - 0.0%
Specialty Chemicals - 0.0%
Senomyx, Inc. (a)(d)	68,800	559,344
FOOD & STAPLES RETAILING - 22.4%
Drug Retail - 7.9%
Clicks Group Ltd.	505,789	3,279,063
CVS Caremark Corp.	2,328,276	184,981,528
Drogasil SA	621,200	6,049,658
		194,310,249
Food Distributors - 0.8%
Chefs' Warehouse Holdings (a)	386,022	7,291,956
United Natural Foods, Inc. (a)	174,681	11,230,241
		18,522,197
Food Retail - 8.0%
Fresh Market, Inc. (a)(d)	246,846	8,232,314
Kroger Co.	2,360,418	120,334,110
Magnit OJSC GDR (Reg. S)	93,100	5,418,420

	Shares	Value
Sprouts Farmers Market LLC (d)	253,300	$ 7,837,102
Whole Foods Market, Inc.	1,426,700	55,841,038
		197,662,984
Hypermarkets & Super Centers - 5.7%
Costco Wholesale Corp.	227,250	27,515,430
Wal-Mart Stores, Inc.	1,487,756	112,325,578
		139,841,008
TOTAL FOOD & STAPLES RETAILING		550,336,438
FOOD PRODUCTS - 14.9%
Agricultural Products - 4.8%
Archer Daniels Midland Co.	897,516	44,750,148
Bunge Ltd.	788,013	66,705,300
SLC Agricola SA	802,800	6,207,937
		117,663,385
Packaged Foods & Meats - 10.1%
Annie's, Inc. (a)(d)	232,713	7,421,218
Dean Foods Co.	474,900	7,683,882
Kellogg Co.	145,300	9,440,141
Keurig Green Mountain, Inc.	401,107	53,475,585
Lindt & Spruengli AG	90	5,639,399
Mead Johnson Nutrition Co. Class A	1,020,816	97,590,010
Nestle SA	384,181	29,800,302
Orion Corp.	6,025	5,186,693
The Hain Celestial Group, Inc. (a)	128,239	12,613,588
Ulker Biskuvi Sanayi A/S	770,525	5,703,632
Unilever NV (NY Reg.)	285,798	11,900,629
Want Want China Holdings Ltd.	1,523,000	1,888,508
		248,343,587
TOTAL FOOD PRODUCTS		366,006,972
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
ARAMARK Holdings Corp.	433,529	11,228,401
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(d)	129,215	4,308,028
Housewares & Specialties - 0.2%
Tupperware Brands Corp.	79,800	5,846,148
TOTAL HOUSEHOLD DURABLES		10,154,176
HOUSEHOLD PRODUCTS - 10.8%
Household Products - 10.8%
Colgate-Palmolive Co.	705,075	45,639,505
Procter & Gamble Co.	2,600,065	216,091,402
Svenska Cellulosa AB (SCA) (B Shares)	202,100	4,857,860
		266,588,767
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 1.7%
Personal Products - 1.7%
Herbalife Ltd.	143,890	$ 7,335,512
L'Oreal SA	131,100	21,704,614
Nu Skin Enterprises, Inc. Class A (d)	284,067	12,703,476
		41,743,602
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Perrigo Co. PLC	45,606	6,783,436
TOBACCO - 20.4%
Tobacco - 20.4%
Altria Group, Inc.	2,727,545	117,502,639
British American Tobacco PLC sponsored ADR (d)	2,432,645	288,073,822
ITC Ltd. (a)	1,720,070	10,098,164
Lorillard, Inc.	484,903	28,948,709
Philip Morris International, Inc.	528,758	45,251,110
Souza Cruz SA	1,200,200	11,237,968
		501,112,412
TOTAL COMMON STOCKS (Cost $1,661,997,890)		2,382,215,627
Nonconvertible Preferred Stocks - 0.3%

BEVERAGES - 0.3%
Brewers - 0.3%
Ambev SA sponsored ADR (Cost $3,796,157)	1,199,510	8,744,428
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	66,051,153	$ 66,051,153
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	24,035,334	24,035,334
TOTAL MONEY MARKET FUNDS (Cost $90,086,487)		90,086,487
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,755,880,534)		2,481,046,542
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(21,511,482)
NET ASSETS - 100%		$ 2,459,535,060
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,168
Fidelity Securities Lending Cash Central Fund	248,163
Total	$ 276,331
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,382,215,627	$ 2,323,278,802	$ 58,936,825	$ -
Nonconvertible Preferred Stocks	8,744,428	8,744,428	-	-
Money Market Funds	90,086,487	90,086,487	-	-
Total Investments in Securities:	$ 2,481,046,542	$ 2,422,109,717	$ 58,936,825	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	70.0%
United Kingdom	15.2%
France	4.0%
Bermuda	2.7%
Switzerland	1.4%
Brazil	1.4%
Belgium	1.2%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,284,591) - See accompanying schedule: Unaffiliated issuers (cost $1,665,794,047)	$ 2,390,960,055
Fidelity Central Funds (cost $90,086,487)	90,086,487
Total Investments (cost $1,755,880,534)		$ 2,481,046,542
Receivable for investments sold		1,185,999
Receivable for fund shares sold		2,036,098
Dividends receivable		7,026,205
Distributions receivable from Fidelity Central Funds		65,247
Other receivables		29,195
Total assets		2,491,389,286

Liabilities
Payable for investments purchased	$ 4,059,851
Payable for fund shares redeemed	1,896,132
Accrued management fee	1,103,549
Distribution and service plan fees payable	259,760
Other affiliated payables	406,589
Other payables and accrued expenses	93,011
Collateral on securities loaned, at value	24,035,334
Total liabilities		31,854,226

Net Assets		$ 2,459,535,060
Net Assets consist of:
Paid in capital		$ 1,659,770,293
Undistributed net investment income		26,803,093
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,828,976
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		725,132,698
Net Assets		$ 2,459,535,060

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($344,250,581 ÷ 3,672,514 shares)	$ 93.74

Maximum offering price per share (100/94.25 of $93.74)	$ 99.46
Class T: Net Asset Value and redemption price per share ($69,685,800 ÷ 749,063 shares)	$ 93.03

Maximum offering price per share (100/96.50 of $93.03)	$ 96.40
Class B: Net Asset Value and offering price per share ($16,617,825 ÷ 179,910 shares)A	$ 92.37

Class C: Net Asset Value and offering price per share ($180,060,753 ÷ 1,962,868 shares)A	$ 91.73

Consumer Staples: Net Asset Value, offering price and redemption price per share ($1,720,572,888 ÷ 18,214,172 shares)	$ 94.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($128,347,213 ÷ 1,361,965 shares)	$ 94.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 37,241,750
Income from Fidelity Central Funds		276,331
Total income		37,518,081

Expenses
Management fee	$ 6,353,039
Transfer agent fees	2,196,468
Distribution and service plan fees	1,542,842
Accounting and security lending fees	351,680
Custodian fees and expenses	46,694
Independent trustees' compensation	24,903
Registration fees	79,245
Audit	23,636
Miscellaneous	26,334
Total expenses		10,644,841
Net investment income (loss)		26,873,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,077,545
Redemptions in-kind with affiliated entities	20,812,198
Foreign currency transactions	8,372
Total net realized gain (loss)		51,898,115
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $15,508)	144,809,800
Assets and liabilities in foreign currencies	(28,689)
Total change in net unrealized appreciation (depreciation)		144,781,111
Net gain (loss)		196,679,226
Net increase (decrease) in net assets resulting from operations		$ 223,552,466

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,873,240	$ 41,894,781
Net realized gain (loss)	51,898,115	171,640,518
Change in net unrealized appreciation (depreciation)	144,781,111	26,588,951
Net increase (decrease) in net assets resulting from operations	223,552,466	240,124,250
Distributions to shareholders from net investment income	(5,802,299)	(38,989,125)
Distributions to shareholders from net realized gain	(67,293,487)	(137,187,027)
Total distributions	(73,095,786)	(176,176,152)
Share transactions - net increase (decrease)	253,258,867	(294,831,730)
Redemption fees	17,110	32,907
Total increase (decrease) in net assets	403,732,657	(230,850,725)

Net Assets
Beginning of period	2,055,802,403	2,286,653,128
End of period (including undistributed net investment income of $26,803,093 and undistributed net investment income of $5,732,152, respectively)	$ 2,459,535,060	$ 2,055,802,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 87.93	$ 85.67	$ 74.90	$ 67.65	$ 61.06	$ 43.94
Income from Investment Operations
Net investment income (loss) E	1.00	1.43	1.26	1.22	.98	.84
Net realized and unrealized gain (loss)	7.78	7.51	11.73	8.73	7.10	17.02
Total from investment operations	8.78	8.94	12.99	9.95	8.08	17.86
Distributions from net investment income	(.22)	(1.44)	(1.08)	(1.06)	(.83)	(.74)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(2.97)	(6.68)	(2.22)	(2.70)	(1.49)	(.74)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 93.74	$ 87.93	$ 85.67	$ 74.90	$ 67.65	$ 61.06
Total ReturnB, C, D	10.23%	10.53%	17.60%	15.00%	13.27%	40.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.05%A	1.06%	1.08%	1.10%	1.11%	1.13%
Expenses net of fee waivers, if any	1.05%A	1.06%	1.08%	1.10%	1.11%	1.13%
Expenses net of all reductions	1.05%A	1.06%	1.08%	1.09%	1.11%	1.13%
Net investment income (loss)	2.20%A	1.61%	1.58%	1.74%	1.53%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,251	$ 329,459	$ 277,329	$ 205,851	$ 160,526	$ 162,370
Portfolio turnover rateG	30%A,K	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 87.37	$ 85.18	$ 74.49	$ 67.30	$ 60.77	$ 43.75
Income from Investment Operations
Net investment income (loss) E	.87	1.18	1.03	1.01	.79	.66
Net realized and unrealized gain (loss)	7.72	7.46	11.68	8.68	7.05	16.95
Total from investment operations	8.59	8.64	12.71	9.69	7.84	17.61
Distributions from net investment income	(.18)	(1.21)	(.88)	(.86)	(.65)	(.59)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(2.93)	(6.45)	(2.02)	(2.50)	(1.31)	(.59)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 93.03	$ 87.37	$ 85.18	$ 74.49	$ 67.30	$ 60.77
Total ReturnB, C, D	10.07%	10.23%	17.29%	14.67%	12.93%	40.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33%A	1.33%	1.36%	1.38%	1.40%	1.44%
Expenses net of fee waivers, if any	1.33%A	1.33%	1.36%	1.38%	1.40%	1.44%
Expenses net of all reductions	1.33%A	1.33%	1.35%	1.38%	1.40%	1.44%
Net investment income (loss)	1.92%A	1.34%	1.30%	1.45%	1.24%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,686	$ 61,421	$ 52,024	$ 39,047	$ 31,496	$ 29,662
Portfolio turnover rateG	30%A,K	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.90	$ 84.72	$ 74.01	$ 66.83	$ 60.37	$ 43.53
Income from Investment Operations
Net investment income (loss) E	.64	.71	.61	.64	.46	.37
Net realized and unrealized gain (loss)	7.68	7.40	11.61	8.61	6.98	16.82
Total from investment operations	8.32	8.11	12.22	9.25	7.44	17.19
Distributions from net investment income	(.10)	(.69)	(.37)	(.43)	(.32)	(.35)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(2.85)	(5.93)	(1.51)	(2.07)	(.98)	(.35)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 92.37	$ 86.90	$ 84.72	$ 74.01	$ 66.83	$ 60.37
Total ReturnB, C, D	9.80%	9.63%	16.68%	14.06%	12.35%	39.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83%A	1.86%	1.89%	1.91%	1.91%	1.97%
Expenses net of fee waivers, if any	1.83%A	1.86%	1.89%	1.91%	1.91%	1.97%
Expenses net of all reductions	1.83%A	1.86%	1.88%	1.90%	1.91%	1.97%
Net investment income (loss)	1.42%A	.81%	.78%	.93%	.73%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,618	$ 17,388	$ 18,548	$ 19,330	$ 20,033	$ 21,099
Portfolio turnover rateG	30%A,K	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.32	$ 84.28	$ 73.75	$ 66.71	$ 60.29	$ 43.46
Income from Investment Operations
Net investment income (loss) E	.64	.75	.65	.68	.49	.41
Net realized and unrealized gain (loss)	7.63	7.36	11.55	8.59	7.00	16.80
Total from investment operations	8.27	8.11	12.20	9.27	7.49	17.21
Distributions from net investment income	(.11)	(.84)	(.53)	(.59)	(.41)	(.38)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(2.86)	(6.07) K	(1.67)	(2.23)	(1.07)	(.38)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 91.73	$ 86.32	$ 84.28	$ 73.75	$ 66.71	$ 60.29
Total ReturnB, C, D	9.81%	9.70%	16.73%	14.14%	12.44%	39.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.82%	1.83%	1.85%	1.86%	1.90%
Expenses net of fee waivers, if any	1.80%A	1.82%	1.83%	1.85%	1.86%	1.90%
Expenses net of all reductions	1.80%A	1.81%	1.82%	1.84%	1.85%	1.89%
Net investment income (loss)	1.45%A	.85%	.83%	.99%	.79%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 180,061	$ 164,669	$ 134,966	$ 102,321	$ 81,239	$ 73,829
Portfolio turnover rateG	30%A,L	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $6.07 per share is comprised of distributions from net investment income of $.837 and distributions from net realized gain of $5.237 per share. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 88.51	$ 86.17	$ 75.29	$ 67.98	$ 61.34	$ 44.14
Income from Investment Operations
Net investment income (loss) D	1.13	1.69	1.48	1.42	1.14	.96
Net realized and unrealized gain (loss)	7.83	7.55	11.82	8.76	7.14	17.11
Total from investment operations	8.96	9.24	13.30	10.18	8.28	18.07
Distributions from net investment income	(.26)	(1.66)	(1.28)	(1.24)	(.98)	(.87)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(3.01)	(6.90)	(2.42)	(2.87) J	(1.64)	(.87)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 94.46	$ 88.51	$ 86.17	$ 75.29	$ 67.98	$ 61.34
Total ReturnB, C	10.37%	10.82%	17.94%	15.30%	13.55%	40.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.79%	.81%	.83%	.86%	.92%
Expenses net of fee waivers, if any	.78%A	.79%	.81%	.83%	.86%	.92%
Expenses net of all reductions	.78%A	.79%	.80%	.82%	.86%	.91%
Net investment income (loss)	2.47%A	1.88%	1.85%	2.01%	1.78%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,720,573	$ 1,328,594	$ 1,425,055	$ 1,202,440	$ 877,548	$ 946,455
Portfolio turnover rateF	30%A,K	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 88.33	$ 85.92	$ 75.14	$ 67.84	$ 61.26	$ 44.07
Income from Investment Operations
Net investment income (loss) D	1.12	1.66	1.45	1.39	1.15	.98
Net realized and unrealized gain (loss)	7.82	7.53	11.79	8.73	7.13	17.09
Total from investment operations	8.94	9.19	13.24	10.12	8.28	18.07
Distributions from net investment income	(.27)	(1.54)	(1.32)	(1.19)	(1.04)	(.88)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(3.03) K	(6.78)	(2.46)	(2.82) J	(1.70)	(.88)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 94.24	$ 88.33	$ 85.92	$ 75.14	$ 67.84	$ 61.26
Total ReturnB, C	10.37%	10.80%	17.90%	15.24%	13.57%	41.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.82%	.85%	.87%	.87%	.86%
Expenses net of fee waivers, if any	.81%A	.82%	.85%	.87%	.87%	.86%
Expenses net of all reductions	.81%A	.82%	.84%	.87%	.87%	.86%
Net investment income (loss)	2.44%A	1.85%	1.81%	1.96%	1.77%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,347	$ 154,271	$ 378,731	$ 163,544	$ 237,883	$ 36,152
Portfolio turnover rateF	30%A,L	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share. K Total distributions of $3.03 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $2.753 per share. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 745,733,497
Gross unrealized depreciation	(25,563,078)
Net unrealized appreciation (depreciation) on securities	$ 720,170,419

Tax cost	$ 1,760,876,123

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $506,339,882 and $338,234,981, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 423,800	$ -
Class T	.25%	.25%	164,622	-
Class B	.75%	.25%	86,071	64,553
Class C	.75%	.25%	868,349	159,642
			$ 1,542,842	$ 224,195

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 82,367
Class T	9,579
Class B*	6,011
Class C*	8,115
$ 106,072

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 346,308.20
Class T	75,625.23
Class B	19,971.23
Class C	178,245.21
Consumer Staples	1,276,661.18
Institutional Class	299,658.21
	$ 2,196,468

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,811 for the period.

Redemptions In-Kind. During the period, 523,611 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $47,287,323. The net realized gain of $20,812,198 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 9: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and investments valued at $64,348,425 in exchange for 712,528 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 9: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,887 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security

Semiannual Report

7. Security Lending - continued

lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $248,163.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Class A	$ 794,754	$ 5,205,524
Class T	122,210	826,286
Class B	19,518	138,623
Class C	208,622	1,548,556
Consumer Staples	3,775,911	26,141,452
Institutional Class	881,284	5,128,684
Total	$ 5,802,299	$ 38,989,125
From net realized gain
Class A	$ 10,129,285	$ 18,454,866
Class T	1,911,611	3,478,167
Class B	537,331	1,077,295
Class C	5,222,509	9,334,082
Consumer Staples	40,605,665	84,245,287
Institutional Class	8,887,086	20,597,330
Total	$ 67,293,487	$ 137,187,027

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	399,347	1,297,946	$ 36,299,229	$ 115,706,038
Reinvestment of distributions	119,441	234,768	10,445,137	20,739,532
Shares redeemed	(593,112)	(1,022,897)	(53,830,163)	(90,649,691)
Net increase (decrease)	(74,324)	509,817	$ (7,085,797)	$ 45,795,879
Class T
Shares sold	97,394	171,739	$ 8,800,151	$ 15,157,502
Reinvestment of distributions	22,301	46,535	1,937,542	4,086,883
Shares redeemed	(73,656)	(126,021)	(6,642,485)	(11,017,450)
Net increase (decrease)	46,039	92,253	$ 4,095,208	$ 8,226,935
Class B
Shares sold	3,279	16,325	$ 292,461	$ 1,431,261
Reinvestment of distributions	5,570	11,472	481,400	1,003,061
Shares redeemed	(29,023)	(46,659)	(2,599,353)	(4,085,147)
Net increase (decrease)	(20,174)	(18,862)	$ (1,825,492)	$ (1,650,825)
Class C
Shares sold	192,120	622,483	$ 17,086,554	$ 54,501,354
Reinvestment of distributions	53,344	101,164	4,578,015	8,787,354
Shares redeemed	(190,192)	(417,359)	(16,941,467)	(36,266,564)
Net increase (decrease)	55,272	306,288	$ 4,723,102	$ 27,022,144
Consumer Staples
Shares sold	4,447,576	3,438,166	$ 404,772,781	$ 309,005,043
Reinvestment of distributions	483,660	1,188,981	42,581,456	105,681,529
Shares redeemed	(1,727,844)	(6,154,349)	(157,782,511)	(548,691,818)
Net increase (decrease)	3,203,392	(1,527,202)	$ 289,571,726	$ (134,005,246)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Institutional Class
Shares sold	3,123,319A	2,006,485	$ 281,348,761A	$ 181,066,529
Reinvestment of distributions	103,054	271,028	9,052,243	24,047,781
Shares redeemed	(3,610,944) B	(4,939,085)	(326,620,884) B	(445,334,927)
Net increase (decrease)	(384,571)	(2,661,572)	$ (36,219,880)	$ (240,220,617)

A Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	1.20%
Actual		$ 1,000.00	$ 1,042.30	$ 6.18
HypotheticalA		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.47%
Actual		$ 1,000.00	$ 1,041.00	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.48
Class B	1.95%
Actual		$ 1,000.00	$ 1,038.30	$ 10.02
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.91
Class C	1.93%
Actual		$ 1,000.00	$ 1,038.00	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Gold	.90%
Actual		$ 1,000.00	$ 1,043.70	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,043.70	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Consolidated Investment Changes (Unaudited)

Top Ten Holdings as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc.	8.9	9.2
Gold Bullion	6.3	10.1
Randgold Resources Ltd. sponsored ADR	5.6	5.2
Eldorado Gold Corp.	5.1	3.9
Silver Bullion	5.1	5.0
Barrick Gold Corp.	5.1	6.4
Franco-Nevada Corp.	4.9	4.1
Newcrest Mining Ltd.	4.8	4.7
Agnico Eagle Mines Ltd. (Canada)	4.7	3.4
Yamana Gold, Inc.	4.4	4.4
	54.9
Top Industries (% of fund's net assets)
As of August 31, 2014
Gold	87.0%
Commodities & Related Investments**	11.4%
Precious Metals & Minerals	0.6%
Diversified Metals & Mining	0.3%
Coal & Consumable Fuels	0.2%
Silver	0.2%
All Others*	0.3%

As of February 28, 2014
Gold	83.2%
Commodities & Related Investments**	15.1%
Precious Metals & Minerals	0.7%
Diversified Metals & Mining	0.1%
Coal & Consumable Fuels	0.1%
Construction & Engineering	0.1%
All Others*	0.7%

* Includes short-term investments and net other assets (liabilities).
** Includes gold bullion and/or silver bullion.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.
Geographic Diversification (% of fund's net assets)
As of August 31, 2014
Canada	59.0%
United States of America*	18.2%
South Africa	7.1%
Australia	6.9%
Bailiwick of Jersey	6.5%
Bermuda	0.9%
Peru	0.7%
Cayman Islands	0.5%
United Kingdom	0.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of February 28, 2014
Canada	57.3%
United States of America*	20.4%
Australia	7.1%
South Africa	6.7%
Bailiwick of Jersey	6.5%
Bermuda	1.0%
Peru	0.5%
Cayman Islands	0.4%
United Kingdom	0.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value
Australia - 6.9%
METALS & MINING - 6.9%
Gold - 6.9%
Beadell Resources Ltd. (a)	9,857,418	$ 4,695,231
Evolution Mining Ltd. (d)	1,437,195	1,013,413
Gryphon Minerals Ltd. (a)	5,060,010	756,127
Intrepid Mines Ltd.:
(Australia)	8,389,798	2,193,983
(Canada)	320,000	83,691
Kingsgate Consolidated NL (a)	78,274	66,525
Medusa Mining Ltd. (a)(d)	1,983,595	2,241,620
Newcrest Mining Ltd. (a)	6,481,358	68,522,952
Northern Star Resources Ltd.	2,320,000	3,802,671
Papillon Resources Ltd. (a)	3,408,270	5,618,266
Perseus Mining Ltd.:
(Australia) (a)(d)	2,122,134	872,066
(Canada) (a)	1,300,000	526,074
Regis Resources Ltd.	2,525,393	4,151,120
Resolute Mng Ltd. (a)	2,390,161	1,272,406
Saracen Mineral Holdings Ltd. (a)	4,516,787	1,624,104
Silver Lake Resources Ltd. (a)	4,346,985	1,806,641
Troy Resources NL (a)	195,000	145,696
Troy Resources NL (a)(f)	734,826	554,178
		99,946,764
Bailiwick of Jersey - 6.5%
METALS & MINING - 6.5%
Gold - 6.5%
Centamin PLC	1,848,700	1,964,236
Lydian International Ltd. (a)	2,325,200	2,138,508
Polyus Gold International Ltd. (a)(d)	422,400	1,327,111
Polyus Gold International Ltd. sponsored GDR (a)	2,546,431	7,817,543
Randgold Resources Ltd. sponsored ADR	948,695	79,832,684
		93,080,082
Bermuda - 0.9%
METALS & MINING - 0.9%
Gold - 0.8%
Continental Gold Ltd. (a)	3,616,200	11,640,486
Steel - 0.1%
African Minerals Ltd. (a)(d)	1,718,700	877,390
TOTAL METALS & MINING		12,517,876
Canada - 59.0%
METALS & MINING - 59.0%
Diversified Metals & Mining - 0.3%
Ivanhoe Mines Ltd. (a)	1,847,900	2,464,320
Ivanhoe Mines Ltd. Class A Class A warrants 12/10/15 (a)(f)	837,300	138,613
NovaCopper, Inc. (a)	488,333	595,768

	Shares	Value
Sabina Gold & Silver Corp. (a)(d)	980,000	$ 721,052
True Gold Mining, Inc. (a)	126,000	48,092
		3,967,845
Gold - 57.9%
Agnico Eagle Mines Ltd. (Canada)	1,748,401	66,861,504
Alacer Gold Corp.	2,095,563	4,760,453
Alamos Gold, Inc.	1,109,300	10,202,336
Argonaut Gold, Inc. (a)	3,906,062	15,986,366
ATAC Resources Ltd. (a)	67,200	51,298
AuRico Gold, Inc.	203,100	924,625
B2Gold Corp. (a)	15,759,858	40,584,569
Banro Corp. (a)(d)	1,558,182	394,096
Barrick Gold Corp. (d)	3,949,669	72,614,626
Belo Sun Mining Corp. (a)	6,527,400	1,500,828
Centerra Gold, Inc.	1,358,600	8,196,833
Detour Gold Corp. (a)	1,842,200	23,194,811
Detour Gold Corp. (a)(f)	785,900	9,895,126
Eldorado Gold Corp.	8,841,708	73,104,897
Franco-Nevada Corp.	1,247,000	70,257,721
Gabriel Resources Ltd. (a)(d)	1,020,600	929,269
Goldcorp, Inc.	4,570,100	128,322,584
Golden Queen Mining Co. Ltd. (a)	15,000	21,000
GoldQuest Mining Corp. (a)	2,318,500	426,469
Guyana Goldfields, Inc. (a)	2,913,700	8,682,413
Guyana Goldfields, Inc. (a)(f)	155,000	461,878
IAMGOLD Corp. (a)	3,231,800	12,989,024
Kinross Gold Corp. (a)	5,599,691	22,145,380
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	5,485
Kirkland Lake Gold, Inc. (a)(d)	431,000	2,366,477
Lake Shore Gold Corp. (a)(d)	2,806,600	3,149,133
Midas Gold Corp. (a)(d)	100,500	68,399
New Gold, Inc. (a)	6,518,775	42,147,511
NGEx Resources, Inc. (a)	65,000	114,182
Novagold Resources, Inc. (a)	1,993,000	7,863,488
OceanaGold Corp. (a)	2,842,300	7,789,988
Orezone Gold Corp. (a)	372,100	366,180
Osisko Gold Royalties Ltd. (a)	390,093	5,395,934
Pilot Gold, Inc. (a)(d)	1,418,150	1,695,572
Premier Gold Mines Ltd. (a)(e)	9,930,522	25,572,944
Pretium Resources, Inc. (a)	945,438	7,025,788
Pretium Resources, Inc. (a)(f)	225,000	1,672,032
Pretium Resources, Inc. (a)(g)	225,000	1,672,032
Primero Mining Corp. (a)	1,456,200	9,910,678
Probe Mines Ltd. (a)	20,000	43,594
Richmont Mines, Inc. (a)	240,900	666,890
Rio Alto Mining Ltd. (a)	2,567,935	7,274,202
Romarco Minerals, Inc. (a)	13,913,600	10,749,033
Romarco Minerals, Inc. (a)(f)	5,900,000	4,558,080
Roxgold, Inc. (a)	100,000	71,737
Rubicon Minerals Corp. (a)	5,291,402	7,543,156
Sandstorm Gold Ltd. (a)	124,500	739,695
Seabridge Gold, Inc. (a)	601,905	6,976,081
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
SEMAFO, Inc. (a)	2,549,800	$ 11,350,163
Teranga Gold Corp. (a)	85,000	67,231
Teranga Gold Corp. CDI unit (a)	3,338,072	2,634,366
Timmins Gold Corp. (a)	122,600	213,110
Torex Gold Resources, Inc. (a)	16,126,900	26,252,748
Yamana Gold, Inc.	7,413,420	63,136,457
		831,600,472
Precious Metals & Minerals - 0.6%
Chesapeake Gold Corp. (a)	12,000	35,979
Dalradian Resources, Inc. (a)(d)	56,000	43,778
Gold Standard Ventures Corp. (a)	2,125,400	1,290,135
Tahoe Resources, Inc. (a)	299,800	7,676,292
		9,046,184
Silver - 0.2%
MAG Silver Corp. (a)	181,000	1,481,560
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	2
Silver Wheaton Corp.	54,200	1,353,878
		2,835,440
TOTAL METALS & MINING		847,449,941
Cayman Islands - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Endeavour Mining Corp. (a)	8,067,400	6,751,894
Peru - 0.7%
METALS & MINING - 0.7%
Gold - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	664,600	9,676,576
South Africa - 7.1%
METALS & MINING - 7.1%
Gold - 7.1%
AngloGold Ashanti Ltd. (a)	22,700	386,285
AngloGold Ashanti Ltd. sponsored ADR (a)	3,256,608	55,948,525
Gold Fields Ltd. sponsored ADR	5,454,226	26,398,454
Harmony Gold Mining Co. Ltd. (a)	1,484,000	4,514,437
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,747,900	5,313,616
Sibanye Gold Ltd. ADR (d)	1,108,406	10,407,932
		102,969,249
United Kingdom - 0.2%
METALS & MINING - 0.2%
Gold - 0.1%
African Barrick Gold Ltd.	473,600	1,836,673

	Shares	Value
Steel - 0.1%
London Mining PLC (a)	1,735,000	$ 864,108
TOTAL METALS & MINING		2,700,781
United States of America - 6.7%
METALS & MINING - 6.5%
Gold - 6.5%
Allied Nevada Gold Corp. (a)(d)	242,100	924,822
Allied Nevada Gold Corp. (Canada) (a)	30,000	114,600
Gold Resource Corp. (d)	115,000	713,000
McEwen Mining, Inc. (a)(d)	679,110	1,881,135
Newmont Mining Corp.	1,648,200	44,649,738
Royal Gold, Inc.	574,013	44,629,511
		92,912,806
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Peabody Energy Corp.	228,500	3,628,580
TOTAL UNITED STATES OF AMERICA		96,541,386
TOTAL COMMON STOCKS (Cost $1,437,711,679)		1,271,634,549
Commodities - 11.4%

	Troy Ounces
Gold Bullion (a)	70,510	90,765,408
Silver Bullion (a)	3,737,000	72,822,919
TOTAL COMMODITIES (Cost $172,017,399)		163,588,327
Money Market Funds - 5.6%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $81,106,259)	81,106,259	81,106,259
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,690,835,337)	1,516,329,135
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(79,255,286)
NET ASSETS - 100%	$ 1,437,073,849
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,279,907 or 1.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,672,032 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,242
Fidelity Securities Lending Cash Central Fund	278,384
Total	$ 283,626
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 225,764,683	$ 40,950,015	$ 92,719,578	$ -	$ 163,479,584
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Premier Gold Mines Ltd.	$ 20,772,705	$ 745,046	$ 668,621	$ -	$ 25,572,944
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,271,634,549	$ 1,266,733,825	$ 4,900,724	$ -
Commodities	163,588,327	163,588,327	-	-
Money Market Funds	81,106,259	81,106,259	-	-
Total Investments in Securities:	$ 1,516,329,135	$ 1,511,428,411	$ 4,900,724	$ -

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $78,441,406) - See accompanying schedule: Unaffiliated issuers (cost $1,407,227,391)	$ 1,246,061,605
Fidelity Central Funds (cost $81,106,259)	81,106,259
Commodities (cost $172,017,399)	163,588,327
Other affiliated issuers (cost $30,484,288)	25,572,944
Total Investments (cost $1,690,835,337)		$ 1,516,329,135
Receivable for investments sold		2,605,757
Receivable for fund shares sold		1,853,739
Dividends receivable		473,328
Distributions receivable from Fidelity Central Funds		23,405
Other receivables		15,209
Total assets		1,521,300,573

Liabilities
Payable to custodian bank	$ 154,809
Payable for fund shares redeemed	1,747,359
Accrued management fee	656,047
Distribution and service plan fees payable	60,940
Other affiliated payables	348,555
Other payables and accrued expenses	152,755
Collateral on securities loaned, at value	81,106,259
Total liabilities		84,226,724

Net Assets		$ 1,437,073,849
Net Assets consist of:
Paid in capital		$ 2,610,287,649
Accumulated net investment loss		(1,888,519)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(996,818,405)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(174,506,876)
Net Assets		$ 1,437,073,849

Consolidated Statement of Assets and Liabilities -
continued

August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,568,399 ÷ 2,727,304 shares)	$ 22.94

Maximum offering price per share (100/94.25 of $22.94)	$ 24.34
Class T: Net Asset Value and redemption price per share ($19,976,392 ÷ 883,317 shares)	$ 22.62

Maximum offering price per share (100/96.50 of $22.62)	$ 23.44
Class B: Net Asset Value and offering price per share ($3,905,273 ÷ 177,895 shares)A	$ 21.95

Class C: Net Asset Value and offering price per share ($44,249,581 ÷ 2,023,903 shares)A	$ 21.86

Gold: Net Asset Value, offering price and redemption price per share ($1,272,990,344 ÷ 54,414,711 shares)	$ 23.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,383,860 ÷ 1,427,022 shares)	$ 23.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,060,728
Income from Fidelity Central Funds (including $278,384 from security lending)		283,626
Income before foreign taxes withheld		5,344,354
Less foreign taxes withheld		(625,339)
Total income		4,719,015

Expenses
Management fee	$ 4,105,007
Transfer agent fees	1,794,887
Distribution and service plan fees	334,109
Accounting and security lending fees	322,049
Custodian fees and expenses	168,493
Independent trustees' compensation	15,558
Registration fees	88,782
Audit	22,804
Interest	472
Miscellaneous	20,473
Total expenses before reductions	6,872,634
Expense reductions	(273,184)	6,599,450
Net investment income (loss)		(1,880,435)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(117,384,422)
Other affiliated issuers	(897,919)
Commodities	(1,197,775)
Foreign currency transactions	97,184
Total net realized gain (loss)		(119,382,932)
Change in net unrealized appreciation (depreciation) on: Investments	175,829,080
Assets and liabilities in foreign currencies	(3,669)
Commodities	(8,927,929)
Total change in net unrealized appreciation (depreciation)		166,897,482
Net gain (loss)		47,514,550
Net increase (decrease) in net assets resulting from operations		$ 45,634,115

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,880,435)	$ 3,413,053
Net realized gain (loss)	(119,382,932)	(556,608,289)
Change in net unrealized appreciation (depreciation)	166,897,482	(88,077,933)
Net increase (decrease) in net assets resulting from operations	45,634,115	(641,273,169)
Share transactions - net increase (decrease)	(109,278,117)	(461,130,558)
Redemption fees	119,531	396,348
Total increase (decrease) in net assets	(63,524,471)	(1,102,007,379)

Net Assets
Beginning of period	1,500,598,320	2,602,605,699
End of period (including accumulated net investment loss of $1,888,519 and accumulated net investment loss of $8,084, respectively)	$ 1,437,073,849	$ 1,500,598,320

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.01	$ 30.25	$ 45.37	$ 50.92	$ 40.50	$ 30.45
Income from Investment Operations
Net investment income (loss) E	(.06)	-K	.07	(.13)	(.30)	(.25)
Net realized and unrealized gain (loss)	.99	(8.25)	(15.19)	(2.83)	15.28	11.00
Total from investment operations	.93	(8.25)	(15.12)	(2.96)	14.98	10.75
Distributions from net realized gain	-	-	-	(2.59)	(4.57)	(.71)
Redemption fees added to paid in capitalE	-K	.01	-K	-K	.01	.01
Net asset value, end of period	$ 22.94	$ 22.01	$ 30.25	$ 45.37	$ 50.92	$ 40.50
Total ReturnB, C, D	4.23%	(27.24)%	(33.33)%	(6.24)%	36.99%	35.19%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24%A	1.21%	1.18%	1.14%	1.16%	1.21%
Expenses net of fee waivers, if any	1.20%A	1.19%	1.17%	1.14%	1.15%	1.19%
Expenses net of all reductions	1.20%A	1.18%	1.17%	1.14%	1.14%	1.17%
Net investment income (loss)	(.52)%A	-%H	.18%	(.28)%	(.63)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,568	$ 60,270	$ 101,202	$ 152,969	$ 149,178	$ 82,413
Portfolio turnover rateG	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.73	$ 29.95	$ 45.04	$ 50.68	$ 40.34	$ 30.36
Income from Investment Operations
Net investment income (loss) E	(.09)	(.06)	(.03)	(.27)	(.43)	(.36)
Net realized and unrealized gain (loss)	.98	(8.17)	(15.06)	(2.80)	15.21	10.96
Total from investment operations	.89	(8.23)	(15.09)	(3.07)	14.78	10.60
Distributions from net realized gain	-	-	-	(2.57)	(4.45)	(.63)
Redemption fees added to paid in capitalE	-J	.01	-J	-J	.01	.01
Net asset value, end of period	$ 22.62	$ 21.73	$ 29.95	$ 45.04	$ 50.68	$ 40.34
Total ReturnB, C, D	4.10%	(27.45)%	(33.50)%	(6.49)%	36.62%	34.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51%A	1.49%	1.45%	1.43%	1.44%	1.51%
Expenses net of fee waivers, if any	1.47%A	1.47%	1.44%	1.42%	1.42%	1.49%
Expenses net of all reductions	1.47%A	1.46%	1.44%	1.42%	1.42%	1.47%
Net investment income (loss)	(.80)%A	(.28)%	(.09)%	(.57)%	(.90)%	(.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,976	$ 18,402	$ 24,913	$ 40,664	$ 45,846	$ 26,256
Portfolio turnover rateG	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.14	$ 29.27	$ 44.24	$ 50.02	$ 39.87	$ 30.08
Income from Investment Operations
Net investment income (loss) E	(.13)	(.16)	(.21)	(.49)	(.66)	(.55)
Net realized and unrealized gain (loss)	.94	(7.98)	(14.76)	(2.76)	15.02	10.84
Total from investment operations	.81	(8.14)	(14.97)	(3.25)	14.36	10.29
Distributions from net realized gain	-	-	-	(2.53)	(4.21)	(.51)
Redemption fees added to paid in capitalE	-J	.01	-J	-J	-J	.01
Net asset value, end of period	$ 21.95	$ 21.14	$ 29.27	$ 44.24	$ 50.02	$ 39.87
Total ReturnB, C, D	3.83%	(27.78)%	(33.84)%	(6.95)%	35.97%	34.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99%A	1.95%	1.93%	1.90%	1.93%	2.00%
Expenses net of fee waivers, if any	1.95%A	1.93%	1.92%	1.90%	1.92%	1.98%
Expenses net of all reductions	1.95%A	1.93%	1.91%	1.90%	1.91%	1.96%
Net investment income (loss)	(1.27)%A	(.75)%	(.57)%	(1.04)%	(1.39)%	(1.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,905	$ 4,373	$ 9,423	$ 20,894	$ 26,837	$ 18,340
Portfolio turnover rateG	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.06	$ 29.15	$ 44.05	$ 49.81	$ 39.75	$ 30.00
Income from Investment Operations
Net investment income (loss) E	(.13)	(.16)	(.20)	(.47)	(.64)	(.53)
Net realized and unrealized gain (loss)	.93	(7.94)	(14.70)	(2.76)	14.98	10.80
Total from investment operations	.80	(8.10)	(14.90)	(3.23)	14.34	10.27
Distributions from net realized gain	-	-	-	(2.53)	(4.28)	(.53)
Redemption fees added to paid in capitalE	-J	.01	-J	-J	-J	.01
Net asset value, end of period	$ 21.86	$ 21.06	$ 29.15	$ 44.05	$ 49.81	$ 39.75
Total ReturnB, C, D	3.80%	(27.75)%	(33.83)%	(6.93)%	36.01%	34.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97%A	1.96%	1.93%	1.87%	1.89%	1.97%
Expenses net of fee waivers, if any	1.93%A	1.94%	1.92%	1.87%	1.88%	1.95%
Expenses net of all reductions	1.93%A	1.93%	1.91%	1.87%	1.87%	1.93%
Net investment income (loss)	(1.25)%A	(.76)%	(.57)%	(1.01)%	(1.35)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,250	$ 33,811	$ 37,787	$ 67,996	$ 72,431	$ 38,624
Portfolio turnover rateG	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.41	$ 30.72	$ 45.96	$ 51.44	$ 40.85	$ 30.67
Income from Investment Operations
Net investment income (loss) D	(.02)	.06	.16	(.02)	(.18)	(.16)
Net realized and unrealized gain (loss)	1.00	(8.38)	(15.40)	(2.85)	15.43	11.10
Total from investment operations	.98	(8.32)	(15.24)	(2.87)	15.25	10.94
Distributions from net realized gain	-	-	-	(2.61)	(4.67)	(.77)
Redemption fees added to paid in capitalD	-I	.01	-I	-I	.01	.01
Net asset value, end of period	$ 23.39	$ 22.41	$ 30.72	$ 45.96	$ 51.44	$ 40.85
Total ReturnB, C	4.37%	(27.05)%	(33.16)%	(6.00)%	37.35%	35.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.94%A	.94%	.93%	.89%	.91%	.98%
Expenses net of fee waivers, if any	.90%A	.92%	.92%	.89%	.90%	.96%
Expenses net of all reductions	.90%A	.91%	.92%	.89%	.89%	.94%
Net investment income (loss)	(.22)%A	.27%	.43%	(.03)%	(.37)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,272,990	$ 1,275,913	$ 2,301,019	$ 3,924,440	$ 4,250,249	$ 2,839,664
Portfolio turnover rateF	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.41	$ 30.69	$ 45.87	$ 51.32	$ 40.77	$ 30.65
Income from Investment Operations
Net investment income (loss) D	(.02)	.07	.20	.02	(.15)	(.15)
Net realized and unrealized gain (loss)	1.00	(8.36)	(15.38)	(2.85)	15.41	11.08
Total from investment operations	.98	(8.29)	(15.18)	(2.83)	15.26	10.93
Distributions from net realized gain	-	-	-	(2.62)	(4.72)	(.82)
Redemption fees added to paid in capitalD	-I	.01	-I	-I	.01	.01
Net asset value, end of period	$ 23.39	$ 22.41	$ 30.69	$ 45.87	$ 51.32	$ 40.77
Total ReturnB, C	4.37%	(26.98)%	(33.09)%	(5.94)%	37.45%	35.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.89%A	.87%	.84%	.82%	.85%	.95%
Expenses net of fee waivers, if any	.85%A	.85%	.83%	.81%	.84%	.93%
Expenses net of all reductions	.85%A	.84%	.82%	.81%	.83%	.91%
Net investment income (loss)	(.18)%A	.34%	.52%	.04%	(.31)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,384	$ 107,830	$ 128,262	$ 168,548	$ 137,246	$ 38,037
Portfolio turnover rateF	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Gold Portfolio

Notes to Consolidated Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2014, the Fund held an investment of $163,479,584 in the Subsidiary, representing 11.4% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Gold Portfolio
Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, net operating losses, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 195,135,239
Gross unrealized depreciation	(496,323,357)
Net unrealized appreciation (depreciation) on securities	$ (301,188,118)

Tax cost	$ 1,817,408,510

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (124,603,254)
Long-term	(632,172,419)
Total capital loss carryforward	$ (756,775,673)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $139,114,311 and $240,661,834, respectively.

Semiannual Report

Gold Portfolio
Notes to Consolidated Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .59% of the Fund's average net assets.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 73,750	$ 138
Class T	.25%	.25%	46,810	-
Class B	.75%	.25%	19,713	14,785
Class C	.75%	.25%	193,836	54,557
			$ 334,109	$ 69,480

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,614
Class T	4,647
Class B*	4,264
Class C*	4,292
$ 30,817

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 91,100.31
Class T	31,012.33
Class B	6,043.31
Class C	55,672.29
Gold	1,559,082.25
Institutional Class	51,978.21
	$ 1,794,887

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $5,877 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,422,083.32%		$ 472

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $968 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $273,184.

Semiannual Report

Gold Portfolio
Notes to Consolidated Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	536,440	1,443,614	$ 11,734,840	$ 31,671,750
Shares redeemed	(546,928)	(2,051,264)	(11,688,061)	(45,809,186)
Net increase (decrease)	(10,488)	(607,650)	$ 46,779	$ (14,137,436)
Class T
Shares sold	155,053	364,459	$ 3,318,588	$ 7,796,316
Shares redeemed	(118,560)	(349,602)	(2,519,336)	(7,601,870)
Net increase (decrease)	36,493	14,857	$ 799,252	$ 194,446
Class B
Shares sold	3,122	23,041	$ 67,198	$ 484,615
Shares redeemed	(32,023)	(138,145)	(662,478)	(3,024,154)
Net increase (decrease)	(28,901)	(115,104)	$ (595,280)	$ (2,539,539)
Class C
Shares sold	603,790	877,429	$ 12,375,699	$ 17,346,606
Shares redeemed	(185,597)	(567,911)	(3,859,924)	(12,102,759)
Net increase (decrease)	418,193	309,518	$ 8,515,775	$ 5,243,847
Gold
Shares sold	10,644,098	32,449,288	$ 238,399,325	$ 718,341,081
Shares redeemed	(13,152,770)	(50,439,253)	(285,912,218)	(1,182,529,714)
Net increase (decrease)	(2,508,672)	(17,989,965)	$ (47,512,893)	$ (464,188,633)
Institutional Class
Shares sold	1,171,587	2,126,861	$ 26,381,334	$ 46,661,254
Shares redeemed	(4,556,503)	(1,494,359)	(96,913,084)	(32,364,497)
Net increase (decrease)	(3,384,916)	632,502	$ (70,531,750)	$ 14,296,757

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	1.06%
Actual		$ 1,000.00	$ 1,046.30	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.37%
Actual		$ 1,000.00	$ 1,044.70	$ 7.06
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class B	1.90%
Actual		$ 1,000.00	$ 1,041.80	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.63	$ 9.65
Class C	1.82%
Actual		$ 1,000.00	$ 1,042.30	$ 9.37
HypotheticalA		$ 1,000.00	$ 1,016.03	$ 9.25
Materials	.80%
Actual		$ 1,000.00	$ 1,047.60	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,047.60	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.2	6.8
Monsanto Co.	8.1	9.4
Praxair, Inc.	5.5	5.6
Freeport-McMoRan Copper & Gold, Inc.	5.3	0.0
FMC Corp.	4.2	5.4
Eastman Chemical Co.	4.0	4.9
CF Industries Holdings, Inc.	3.9	4.4
Rock-Tenn Co. Class A	3.7	3.6
Sherwin-Williams Co.	3.2	2.8
W.R. Grace & Co.	3.1	3.2
	49.2
Top Industries (% of fund's net assets)
As of August 31, 2014
Chemicals	65.6%
Metals & Mining	14.8%
Containers & Packaging	10.4%
Construction Materials	5.2%
Oil, Gas & Consumable Fuels	2.0%
All Others*	2.0%

As of February 28, 2014
Chemicals	69.7%
Containers & Packaging	9.8%
Metals & Mining	6.9%
Construction Materials	5.7%
Paper & Forest Products	4.7%
All Others*	3.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Materials Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CHEMICALS - 65.6%
Commodity Chemicals - 17.0%
Axiall Corp.	1,334,757	$ 55,499,196
Cabot Corp.	942,787	51,645,872
Koppers Holdings, Inc.	312,400	11,593,164
LyondellBasell Industries NV Class A	1,667,796	190,712,469
Methanex Corp.	737,700	49,324,740
Orion Engineered Carbons SA (a)	800,200	13,659,414
Westlake Chemical Corp.	239,200	23,233,496
		395,668,351
Diversified Chemicals - 12.6%
E.I. du Pont de Nemours & Co.	941,400	62,235,954
Eastman Chemical Co.	1,131,830	93,342,020
FMC Corp.	1,479,836	97,876,353
Huntsman Corp.	1,410,200	37,920,278
		291,374,605
Fertilizers & Agricultural Chemicals - 14.7%
CF Industries Holdings, Inc.	350,062	90,200,476
Monsanto Co.	1,620,030	187,356,470
Potash Corp. of Saskatchewan, Inc. (d)	638,320	22,420,161
The Mosaic Co.	872,800	41,684,928
		341,662,035
Industrial Gases - 7.2%
Airgas, Inc.	357,596	39,471,446
Praxair, Inc.	970,874	127,718,475
		167,189,921
Specialty Chemicals - 14.1%
Cytec Industries, Inc.	315,414	32,500,259
Ecolab, Inc.	264,320	30,349,222
Innospec, Inc.	611,075	25,775,144
NewMarket Corp.	85,829	34,922,962
Sherwin-Williams Co.	340,554	74,278,233
Sigma Aldrich Corp.	547,421	56,931,784
W.R. Grace & Co. (a)	729,840	72,276,055
		327,033,659
TOTAL CHEMICALS		1,522,928,571
CONSTRUCTION MATERIALS - 5.2%
Construction Materials - 5.2%
Eagle Materials, Inc.	620,655	63,250,951
Vulcan Materials Co.	898,535	56,949,148
		120,200,099

	Shares	Value
CONTAINERS & PACKAGING - 10.4%
Metal & Glass Containers - 2.2%
Aptargroup, Inc.	719,124	$ 46,131,805
Silgan Holdings, Inc.	100,176	5,043,862
		51,175,667
Paper Packaging - 8.2%
Graphic Packaging Holding Co. (a)	5,079,695	64,969,299
Packaging Corp. of America	593,000	40,318,070
Rock-Tenn Co. Class A	1,751,542	86,105,805
		191,393,174
TOTAL CONTAINERS & PACKAGING		242,568,841
ENERGY EQUIPMENT & SERVICES - 0.6%
Oil & Gas Equipment & Services - 0.6%
Aspen Aerogels, Inc. (a)(e)	1,452,584	13,896,871
METALS & MINING - 14.8%
Aluminum - 0.9%
Constellium NV (a)	741,900	21,129,312
Diversified Metals & Mining - 5.7%
Copper Mountain Mining Corp. (a)	3,636,327	9,798,987
Freeport-McMoRan Copper & Gold, Inc.	3,373,000	122,676,010
		132,474,997
Gold - 2.2%
Franco-Nevada Corp.	312,100	17,584,150
Royal Gold, Inc.	428,704	33,331,736
		50,915,886
Steel - 6.0%
Carpenter Technology Corp.	568,033	31,088,446
Nucor Corp.	1,084,600	58,915,472
TimkenSteel Corp. (a)	378,300	18,075,174
United States Steel Corp. (d)	391,800	15,143,070
Worthington Industries, Inc.	420,672	17,011,976
		140,234,138
TOTAL METALS & MINING		344,754,333
OIL, GAS & CONSUMABLE FUELS - 2.0%
Coal & Consumable Fuels - 2.0%
Peabody Energy Corp. (d)	2,857,637	45,379,276
PAPER & FOREST PRODUCTS - 1.1%
Forest Products - 1.1%
Boise Cascade Co. (a)	870,966	26,181,238
TOTAL COMMON STOCKS (Cost $1,775,342,656)		2,315,909,229
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	8,774,526	$ 8,774,526
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	45,489,040	45,489,040
TOTAL MONEY MARKET FUNDS (Cost $54,263,566)		54,263,566
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,829,606,222)	2,370,172,795
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(47,355,015)
NET ASSETS - 100%	$ 2,322,817,780
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,786
Fidelity Securities Lending Cash Central Fund	113,107
Total	$ 128,893
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$ -	$ 9,986,520	$ -	$ -	$ 13,896,871
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,315,909,229	$ 2,302,012,358	$ 13,896,871	$ -
Money Market Funds	54,263,566	54,263,566	-	-
Total Investments in Securities:	$ 2,370,172,795	$ 2,356,275,924	$ 13,896,871	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.1%
Netherlands	9.1%
Canada	4.2%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,267,781) - See accompanying schedule: Unaffiliated issuers (cost $1,765,356,136)	$ 2,302,012,358
Fidelity Central Funds (cost $54,263,566)	54,263,566
Other affiliated issuers (cost $9,986,520)	13,896,871
Total Investments (cost $1,829,606,222)		$ 2,370,172,795
Receivable for investments sold		7,739,257
Receivable for fund shares sold		2,426,209
Dividends receivable		2,471,171
Distributions receivable from Fidelity Central Funds		7,136
Other receivables		30,380
Total assets		2,382,846,948

Liabilities
Payable for investments purchased	$ 7,471,911
Payable for fund shares redeemed	5,316,713
Accrued management fee	1,045,933
Distribution and service plan fees payable	196,266
Other affiliated payables	453,324
Other payables and accrued expenses	55,981
Collateral on securities loaned, at value	45,489,040
Total liabilities		60,029,168

Net Assets		$ 2,322,817,780
Net Assets consist of:
Paid in capital		$ 1,677,498,700
Undistributed net investment income		3,689,834
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		101,062,673
Net unrealized appreciation (depreciation) on investments		540,566,573
Net Assets		$ 2,322,817,780

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($351,344,967 ÷ 3,998,663 shares)	$ 87.87

Maximum offering price per share (100/94.25 of $87.87)	$ 93.23
Class T: Net Asset Value and redemption price per share ($48,664,893 ÷ 557,528 shares)	$ 87.29

Maximum offering price per share (100/96.50 of $87.29)	$ 90.46
Class B: Net Asset Value and offering price per share ($7,875,321 ÷ 91,925 shares)A	$ 85.67

Class C: Net Asset Value and offering price per share ($118,789,827 ÷ 1,390,225 shares)A	$ 85.45

Materials: Net Asset Value, offering price and redemption price per share ($1,296,810,303 ÷ 14,685,364 shares)	$ 88.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($499,332,469 ÷ 5,664,258 shares)	$ 88.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 16,706,435
Interest		231,020
Income from Fidelity Central Funds		128,893
Total income		17,066,348

Expenses
Management fee	$ 6,070,582
Transfer agent fees	2,307,804
Distribution and service plan fees	1,164,929
Accounting and security lending fees	337,128
Custodian fees and expenses	20,428
Independent trustees' compensation	23,950
Registration fees	82,803
Audit	23,730
Legal	1,282
Miscellaneous	13,730
Total expenses before reductions	10,046,366
Expense reductions	(2,720)	10,043,646
Net investment income (loss)		7,022,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101,870,622
Foreign currency transactions	(39,152)
Redemption in-kind with affiliated entities	6,050,156
Total net realized gain (loss)		107,881,626
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,088,901)
Assets and liabilities in foreign currencies	2,668
Total change in net unrealized appreciation (depreciation)		(12,086,233)
Net gain (loss)		95,795,393
Net increase (decrease) in net assets resulting from operations		$ 102,818,095

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,022,702	$ 11,130,072
Net realized gain (loss)	107,881,626	105,883,339
Change in net unrealized appreciation (depreciation)	(12,086,233)	227,365,491
Net increase (decrease) in net assets resulting from operations	102,818,095	344,378,902
Distributions to shareholders from net investment income	(2,516,941)	(9,652,596)
Distributions to shareholders from net realized gain	(56,661,061)	(36,877,810)
Total distributions	(59,178,002)	(46,530,406)
Share transactions - net increase (decrease)	215,699,105	29,379,358
Redemption fees	23,698	36,980
Total increase (decrease) in net assets	259,362,896	327,264,834

Net Assets
Beginning of period	2,063,454,884	1,736,190,050
End of period (including undistributed net investment income of $3,689,834 and distributions in excess of net investment income of $815,927, respectively)	$ 2,322,817,780	$ 2,063,454,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.46	$ 73.44	$ 69.23	$ 69.96	$ 52.54	$ 27.65
Income from Investment Operations
Net investment income (loss) E	.21	.36	.70	.40	1.08H	.30I
Net realized and unrealized gain (loss)	3.62	14.56	5.69	(.35)	17.40	24.90
Total from investment operations	3.83	14.92	6.39	.05	18.48	25.20
Distributions from net investment income	(.08)	(.30)	(.63)	(.40)	(1.06)	(.32)
Distributions from net realized gain	(2.34)	(1.60)	(1.55)	(.38)	(.01)	-
Total distributions	(2.42)	(1.90)	(2.18)	(.78)	(1.07)	(.32)
Redemption fees added to paid in capitalE	-M	-M	-M	-M	.01	.01
Net asset value, end of period	$ 87.87	$ 86.46	$ 73.44	$ 69.23	$ 69.96	$ 52.54
Total ReturnB, C, D	4.63%	20.46%	9.40%	.21%	35.33%	91.25%
Ratios to Average Net Assets F, J
Expenses before reductions	1.06%A	1.10%	1.13%	1.13%	1.16%	1.23%
Expenses net of fee waivers, if any	1.06%A	1.10%	1.13%	1.13%	1.16%	1.23%
Expenses net of all reductions	1.06%A	1.09%	1.12%	1.13%	1.15%	1.22%
Net investment income (loss)	.48%A	.45%	1.02%	.61%	1.81%H	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 351,345	$ 336,777	$ 219,627	$ 157,781	$ 124,160	$ 52,352
Portfolio turnover rateG	62% A, N	53%	61%	94%	87%	104%K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 85.99	$ 73.05	$ 68.91	$ 69.68	$ 52.35	$ 27.56
Income from Investment Operations
Net investment income (loss) E	.08	.12	.50	.21	.90H	.16I
Net realized and unrealized gain (loss)	3.60	14.48	5.66	(.35)	17.34	24.81
Total from investment operations	3.68	14.60	6.16	(.14)	18.24	24.97
Distributions from net investment income	(.04)	(.06)	(.46)	(.25)	(.92)	(.19)
Distributions from net realized gain	(2.34)	(1.60)	(1.55)	(.38)	-	-
Total distributions	(2.38)	(1.66)	(2.02)N	(.63)	(.92)	(.19)
Redemption fees added to paid in capitalE	-M	-M	-M	-M	.01	.01
Net asset value, end of period	$ 87.29	$ 85.99	$ 73.05	$ 68.91	$ 69.68	$ 52.35
Total ReturnB, C, D	4.47%	20.10%	9.10%	(.09)%	34.98%	90.70%
Ratios to Average Net Assets F, J
Expenses before reductions	1.37%A	1.40%	1.42%	1.42%	1.44%	1.52%
Expenses net of fee waivers, if any	1.37%A	1.40%	1.42%	1.42%	1.44%	1.52%
Expenses net of all reductions	1.37%A	1.39%	1.41%	1.41%	1.43%	1.51%
Net investment income (loss)	.18%A	.15%	.73%	.33%	1.54%H	.35%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,665	$ 45,223	$ 37,860	$ 28,290	$ 25,570	$ 14,712
Portfolio turnover rateG	62% A, O	53%	61%	94%	87%	104%K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NTotal distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share. OPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 84.63	$ 72.21	$ 68.13	$ 68.95	$ 51.86	$ 27.35
Income from Investment Operations
Net investment income (loss) E	(.15)	(.28)	.16	(.11)	.60H	(.07) I
Net realized and unrealized gain (loss)	3.53	14.28	5.57	(.33)	17.13	24.61
Total from investment operations	3.38	14.00	5.73	(.44)	17.73	24.54
Distributions from net investment income	-	-	(.10)	-	(.65)	(.04)
Distributions from net realized gain	(2.34)	(1.58)	(1.55)	(.38)	-	-
Total distributions	(2.34)	(1.58)	(1.65)	(.38)	(.65)	(.04)
Redemption fees added to paid in capitalE	-M	-M	-M	-M	.01	.01
Net asset value, end of period	$ 85.67	$ 84.63	$ 72.21	$ 68.13	$ 68.95	$ 51.86
Total ReturnB, C, D	4.18%	19.50%	8.55%	(.57)%	34.29%	89.79%
Ratios to Average Net Assets F, J
Expenses before reductions	1.90%A	1.90%	1.92%	1.91%	1.93%	2.02%
Expenses net of fee waivers, if any	1.90%A	1.90%	1.92%	1.91%	1.93%	2.02%
Expenses net of all reductions	1.90%A	1.90%	1.91%	1.91%	1.92%	2.01%
Net investment income (loss)	(.35)%A	(.36)%	.24%	(.17)%	1.04%H	(.15)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,875	$ 8,671	$ 10,218	$ 11,040	$ 13,507	$ 9,538
Portfolio turnover rateG	62% A, N	53%	61%	94%	87%	104%K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 84.38	$ 71.96	$ 67.98	$ 68.78	$ 51.79	$ 27.31
Income from Investment Operations
Net investment income (loss) E	(.12)	(.23)	.18	(.10)	.61H	(.06) I
Net realized and unrealized gain (loss)	3.53	14.23	5.55	(.32)	17.09	24.57
Total from investment operations	3.41	14.00	5.73	(.42)	17.70	24.51
Distributions from net investment income	-	-	(.20)	-	(.72)	(.04)
Distributions from net realized gain	(2.34)	(1.58)	(1.55)	(.38)	-	-
Total distributions	(2.34)	(1.58)	(1.75)	(.38)	(.72)	(.04)
Redemption fees added to paid in capitalE	-M	-M	-M	-M	.01	.01
Net asset value, end of period	$ 85.45	$ 84.38	$ 71.96	$ 67.98	$ 68.78	$ 51.79
Total ReturnB, C, D	4.23%	19.56%	8.58%	(.55)%	34.29%	89.82%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82%A	1.85%	1.89%	1.89%	1.93%	2.01%
Expenses net of fee waivers, if any	1.82%A	1.85%	1.89%	1.89%	1.93%	2.01%
Expenses net of all reductions	1.82%A	1.84%	1.88%	1.89%	1.92%	2.00%
Net investment income (loss)	(.28)%A	(.30)%	.26%	(.15)%	1.04%H	(.13)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,790	$ 106,879	$ 75,007	$ 58,296	$ 46,525	$ 20,469
Portfolio turnover rateG	62% A, N	53%	61%	94%	87%	104%K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012K	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.81	$ 73.68	$ 69.41	$ 70.11	$ 52.61	$ 27.66
Income from Investment Operations
Net investment income (loss) D	.32	.58	.90	.60	1.25G	.43H
Net realized and unrealized gain (loss)	3.64	14.63	5.71	(.37)	17.43	24.91
Total from investment operations	3.96	15.21	6.61	.23	18.68	25.34
Distributions from net investment income	(.12)	(.48)	(.79)	(.55)	(1.16)	(.40)
Distributions from net realized gain	(2.34)	(1.60)	(1.55)	(.38)	(.03)	-
Total distributions	(2.46)	(2.08)	(2.34)	(.93)	(1.19)	(.40)
Redemption fees added to paid in capitalD	-L	-L	-L	-L	.01	.01
Net asset value, end of period	$ 88.31	$ 86.81	$ 73.68	$ 69.41	$ 70.11	$ 52.61
Total ReturnB, C	4.76%	20.80%	9.71%	.49%	35.70%	91.77%
Ratios to Average Net Assets E, I
Expenses before reductions	.80%A	.82%	.85%	.85%	.88%	.96%
Expenses net of fee waivers, if any	.80%A	.82%	.85%	.85%	.88%	.96%
Expenses net of all reductions	.80%A	.82%	.84%	.84%	.87%	.94%
Net investment income (loss)	.75%A	.73%	1.30%	.90%	2.10%G	.92%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,296,810	$ 1,231,942	$ 1,146,782	$ 1,089,619	$ 1,195,371	$ 604,475
Portfolio turnover rateF	62% A, M	53%	61%	94%	87%	104%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the year ended February 29. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012K	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.66	$ 73.57	$ 69.35	$ 70.05	$ 52.58	$ 27.66
Income from Investment Operations
Net investment income (loss) D	.32	.59	.90	.60	1.28G	.46H
Net realized and unrealized gain (loss)	3.63	14.60	5.70	(.36)	17.40	24.89
Total from investment operations	3.95	15.19	6.60	.24	18.68	25.35
Distributions from net investment income	(.12)	(.50)	(.83)	(.56)	(1.19)	(.44)
Distributions from net realized gain	(2.34)	(1.60)	(1.55)	(.38)	(.03)	-
Total distributions	(2.46)	(2.10)	(2.38)	(.94)	(1.22)	(.44)
Redemption fees added to paid in capitalD	-L	-L	-L	-L	.01	.01
Net asset value, end of period	$ 88.15	$ 86.66	$ 73.57	$ 69.35	$ 70.05	$ 52.58
Total ReturnB, C	4.76%	20.81%	9.71%	.50%	35.73%	91.79%
Ratios to Average Net Assets E, I
Expenses before reductions	.80%A	.81%	.85%	.84%	.86%	.94%
Expenses net of fee waivers, if any	.80%A	.81%	.85%	.84%	.86%	.94%
Expenses net of all reductions	.80%A	.81%	.84%	.83%	.85%	.93%
Net investment income (loss)	.75%A	.74%	1.30%	.91%	2.11%G	.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 499,332	$ 333,963	$ 246,696	$ 89,299	$ 85,130	$ 13,670
Portfolio turnover rateF	62% A, M	53%	61%	94%	87%	104%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the year ended February 29. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Materials Portfolio
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), original issue discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 557,401,010
Gross unrealized depreciation	(18,636,014)
Net unrealized appreciation (depreciation) on securities	$ 538,764,996

Tax cost	$ 1,831,407,799

Capital loss carryforwards are only available to offset future gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act or 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration:
2017	$ (1,422,248)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$ (2,526,023)

The Fund acquired $2,526,023 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $834,835,948 and $674,259,935, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 440,471	$ 1,019
Class T	.25%	.25%	116,020	-
Class B	.75%	.25%	40,915	30,686
Class C	.75%	.25%	567,523	141,673
			$ 1,164,929	$ 173,378

Semiannual Report

Materials Portfolio
Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 91,253
Class T	7,152
Class B*	3,852
Class C*	6,898
$ 109,155

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 385,700.22
Class T	63,718.27
Class B	12,353.30
Class C	128,488.23
Materials	1,294,754.20
Institutional Class	422,791.20
	$ 2,307,804

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,264 for the period.

Redemptions In-Kind. During the period, 206,748 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $17,590,149. The net realized gain of $6,050,156 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and investments valued at $22,792,169 in exchange for 267,891 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,777 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $113,107.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,712 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Class A	$ 326,954	$ 1,076,918
Class T	20,540	29,833
Materials	1,686,858	6,872,385
Institutional Class	482,589	1,673,460
Total	$ 2,516,941	$ 9,652,596
From net realized gain
Class A	$ 9,317,775	$ 5,762,988
Class T	1,230,799	809,850
Class B	230,017	165,553
Class C	3,075,766	1,915,182
Materials	33,408,313	22,724,072
Institutional Class	9,398,391	5,500,165
Total	$ 56,661,061	$ 36,877,810

Semiannual Report

Materials Portfolio
Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	745,612	1,797,224	$ 64,137,061	$ 142,257,752
Reinvestment of distributions	108,082	72,401	8,867,040	5,951,034
Shares redeemed	(750,192)	(965,142)	(64,733,702)	(75,392,440)
Net increase (decrease)	103,502	904,483	$ 8,270,399	$ 72,816,346
Class T
Shares sold	69,973	170,035	$ 5,996,999	$ 13,444,901
Reinvestment of distributions	14,571	9,678	1,189,018	792,607
Shares redeemed	(52,911)	(172,106)	(4,525,124)	(13,187,903)
Net increase (decrease)	31,633	7,607	$ 2,660,893	$ 1,049,605
Class B
Shares sold	1,995	7,873	$ 168,223	$ 603,147
Reinvestment of distributions	2,586	1,836	207,560	148,096
Shares redeemed	(15,123)	(48,755)	(1,270,515)	(3,688,524)
Net increase (decrease)	(10,542)	(39,046)	$ (894,732)	$ (2,937,281)
Class C
Shares sold	216,754	450,706	$ 18,214,811	$ 34,616,884
Reinvestment of distributions	33,059	19,891	2,645,367	1,600,154
Shares redeemed	(126,280)	(246,286)	(10,569,843)	(18,989,979)
Net increase (decrease)	123,533	224,311	$ 10,290,335	$ 17,227,059
Materials
Shares sold	1,378,564	3,222,449	$ 119,091,922	$ 254,476,294
Reinvestment of distributions	404,240	341,183	33,297,259	28,082,183
Shares redeemed	(1,289,099)	(4,936,489)	(111,600,188)	(386,209,902)
Net increase (decrease)	493,705	(1,372,857)	$ 40,788,993	$ (103,651,425)
Institutional Class
Shares sold	3,666,219A	2,646,562	$ 313,845,760A	$ 209,408,784
Reinvestment of distributions	104,155	73,103	8,564,697	6,019,071
Shares redeemed	(1,959,665)B	(2,219,316)	(167,827,240)B	(170,552,801)
Net increase (decrease)	1,810,709	500,349	$ 154,583,217	$ 44,875,054

A Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	1.16%
Actual		$ 1,000.00	$ 1,066.90	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.47%
Actual		$ 1,000.00	$ 1,065.20	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.48
Class B	1.93%
Actual		$ 1,000.00	$ 1,062.70	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.86%
Actual		$ 1,000.00	$ 1,063.10	$ 9.67
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Telecommunications	.84%
Actual		$ 1,000.00	$ 1,068.50	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,068.20	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	23.0	23.9
AT&T, Inc.	10.0	9.7
CenturyLink, Inc.	5.6	4.3
DIRECTV	5.2	0.0
T-Mobile U.S., Inc.	4.3	5.9
Cogent Communications Group, Inc.	4.0	1.8
Telephone & Data Systems, Inc.	3.5	3.5
SBA Communications Corp. Class A	3.4	4.3
Level 3 Communications, Inc.	3.1	2.4
TW Telecom, Inc.	2.8	1.7
	64.9
Top Industries (% of fund's net assets)
As of August 31, 2014
Diversified Telecommunication Services	67.3%
Wireless Telecommunication Services	17.0%
Media	8.3%
Real Estate Investment Trusts	2.8%
Software	1.2%
All Others*	3.4%

As of February 28, 2014
Diversified Telecommunication Services	61.2%
Wireless Telecommunication Services	22.8%
Real Estate Investment Trusts	7.1%
Media	2.7%
Internet Software & Services	1.2%
All Others*	5.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Ruckus Wireless, Inc. (a)	186,300	$ 2,591,433
DIVERSIFIED TELECOMMUNICATION SERVICES - 66.8%
Alternative Carriers - 20.6%
8x8, Inc. (a)	953,986	7,412,471
Cogent Communications Group, Inc.	486,068	16,847,117
Globalstar, Inc. (a)(d)	226,900	903,062
Iliad SA	18,114	3,979,509
inContact, Inc. (a)	705,823	6,465,339
Iridium Communications, Inc. (a)(d)	481,276	4,523,994
Level 3 Communications, Inc. (a)	286,616	12,886,255
Lumos Networks Corp.	526,478	7,702,373
Premiere Global Services, Inc. (a)	499,383	6,576,874
Towerstream Corp. (a)(d)	807,024	1,412,292
TW Telecom, Inc. (a)	280,817	11,523,326
VocalTec Communications Ltd. (a)(d)	215,300	2,699,862
Vonage Holdings Corp. (a)	1,015,071	3,501,995
		86,434,469
Integrated Telecommunication Services - 46.2%
AT&T, Inc.	1,200,950	41,985,212
Atlantic Tele-Network, Inc.	104,000	6,098,560
Bezeq The Israeli Telecommunication Corp. Ltd.	1,709,200	3,230,481
CenturyLink, Inc.	569,378	23,338,804
Cincinnati Bell, Inc. (a)	843,814	3,096,797
Consolidated Communications Holdings, Inc. (d)	171,798	4,188,435
FairPoint Communications, Inc. (a)	240,200	3,881,632
Frontier Communications Corp. (d)	192,183	1,306,844
General Communications, Inc. Class A (a)	164,196	1,845,563
Hawaiian Telcom Holdco, Inc. (a)(d)	80,665	2,218,288
IDT Corp. Class B	191,681	3,011,309
Magyar Telekom PLC (a)	670,800	1,032,904
Telecom Italia SpA (a)	1,130,500	1,304,121
Telenor ASA	44,200	1,013,371
Verizon Communications, Inc.	1,936,497	96,476,280
Windstream Holdings, Inc.	1,882	21,267
		194,049,868
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		280,484,337
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
EarthLink Holdings Corp.	216,500	894,145
Gogo, Inc. (a)(d)	119,500	2,023,135
Rackspace Hosting, Inc. (a)	42,300	1,463,580
		4,380,860

	Shares	Value
IT SERVICES - 0.8%
IT Consulting & Other Services - 0.8%
Interxion Holding N.V. (a)	118,600	$ 3,272,174
MEDIA - 8.3%
Cable & Satellite - 8.3%
Comcast Corp. Class A (special) (non-vtg.)	1,800	98,280
DIRECTV (a)	253,300	21,897,785
Liberty Global PLC Class C	103,736	4,349,650
Time Warner Cable, Inc.	57,400	8,491,182
		34,836,897
REAL ESTATE INVESTMENT TRUSTS - 2.8%
Office REITs - 0.6%
CyrusOne, Inc.	100,900	2,627,436
Specialized REITs - 2.2%
American Tower Corp.	94,390	9,306,854
TOTAL REAL ESTATE INVESTMENT TRUSTS		11,934,290
SOFTWARE - 1.2%
Application Software - 0.8%
Comverse, Inc. (a)	61,000	1,506,090
Interactive Intelligence Group, Inc. (a)	37,100	1,588,251
		3,094,341
Systems Software - 0.4%
Rovi Corp. (a)	78,500	1,815,705
TOTAL SOFTWARE		4,910,046
WIRELESS TELECOMMUNICATION SERVICES - 16.5%
Wireless Telecommunication Services - 16.5%
KDDI Corp.	170,000	9,801,817
Leap Wireless International, Inc. rights	400	1,008
MTN Group Ltd.	50,800	1,147,998
NTELOS Holdings Corp. (d)	120,888	1,594,513
RingCentral, Inc. (d)	213,600	2,868,648
SBA Communications Corp. Class A (a)	129,456	14,277,702
Shenandoah Telecommunications Co.	82,526	2,279,368
Sprint Corp. (a)(d)	123,385	692,190
T-Mobile U.S., Inc. (a)	596,697	17,948,646
Telephone & Data Systems, Inc.	559,264	14,731,014
U.S. Cellular Corp. (a)	67,700	2,553,644
Vodafone Group PLC sponsored ADR	38,541	1,323,498
		69,220,046
TOTAL COMMON STOCKS (Cost $358,256,708)		411,630,083
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Integrated Telecommunication Services - 0.5%
Telefonica Brasil SA sponsored ADR (d)	102,200	$ 2,187,080
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
TIM Participacoes SA sponsored ADR	68,500	1,916,630
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,013,508)		4,103,710
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.11% (b)	3,940,585	3,940,585
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	16,498,941	16,498,941
TOTAL MONEY MARKET FUNDS (Cost $20,439,526)		20,439,526
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $382,709,742)		436,173,319
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(16,218,753)
NET ASSETS - 100%		$ 419,954,566
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,817
Fidelity Securities Lending Cash Central Fund	111,259
Total	$ 115,076
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 411,630,083	$ 410,324,954	$ 1,304,121	$ 1,008
Nonconvertible Preferred Stocks	4,103,710	4,103,710	-	-
Money Market Funds	20,439,526	20,439,526	-	-
Total Investments in Securities:	$ 436,173,319	$ 434,868,190	$ 1,304,121	$ 1,008

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,160,354) - See accompanying schedule: Unaffiliated issuers (cost $362,270,216)	$ 415,733,793
Fidelity Central Funds (cost $20,439,526)	20,439,526
Total Investments (cost $382,709,742)		$ 436,173,319
Receivable for fund shares sold		396,787
Dividends receivable		525,354
Distributions receivable from Fidelity Central Funds		19,706
Other receivables		13,899
Total assets		437,129,065

Liabilities
Payable for fund shares redeemed	$ 357,768
Accrued management fee	190,176
Distribution and service plan fees payable	9,438
Other affiliated payables	91,010
Other payables and accrued expenses	27,166
Collateral on securities loaned, at value	16,498,941
Total liabilities		17,174,499

Net Assets		$ 419,954,566
Net Assets consist of:
Paid in capital		$ 369,844,327
Undistributed net investment income		3,923,420
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,274,003)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,460,822
Net Assets		$ 419,954,566

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,529,474 ÷ 155,438 shares)	$ 61.31

Maximum offering price per share (100/94.25 of $61.31)	$ 65.05
Class T: Net Asset Value and redemption price per share ($4,918,654 ÷ 80,593 shares)	$ 61.03

Maximum offering price per share (100/96.50 of $61.03)	$ 63.24
Class B: Net Asset Value and offering price per share ($454,579 ÷ 7,424 shares)A	$ 61.23

Class C: Net Asset Value and offering price per share ($6,178,222 ÷ 101,299 shares)A	$ 60.99

Telecommunications: Net Asset Value, offering price and redemption price per share ($396,900,231 ÷ 6,441,261 shares)	$ 61.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,973,406 ÷ 32,108 shares)	$ 61.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,589,604
Income from Fidelity Central Funds		115,076
Total income		5,704,680

Expenses
Management fee	$ 1,115,129
Transfer agent fees	433,417
Distribution and service plan fees	55,118
Accounting and security lending fees	81,312
Custodian fees and expenses	10,051
Independent trustees' compensation	4,440
Registration fees	47,473
Audit	19,065
Legal	115
Miscellaneous	3,250
Total expenses before reductions	1,769,370
Expense reductions	(695)	1,768,675
Net investment income (loss)		3,936,005
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,159,315
Redemption in-kind with affiliated entities	2,885,287
Foreign currency transactions	(14,799)
Total net realized gain (loss)		4,029,803
Change in net unrealized appreciation (depreciation) on: Investment securities	17,955,277
Assets and liabilities in foreign currencies	1,391
Total change in net unrealized appreciation (depreciation)		17,956,668
Net gain (loss)		21,986,471
Net increase (decrease) in net assets resulting from operations		$ 25,922,476

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,936,005	$ 14,968,972
Net realized gain (loss)	4,029,803	2,159,537
Change in net unrealized appreciation (depreciation)	17,956,668	48,829,048
Net increase (decrease) in net assets resulting from operations	25,922,476	65,957,557
Distributions to shareholders from net investment income	(7,791,056)	(8,506,759)
Distributions to shareholders from net realized gain	-	(32,511)
Total distributions	(7,791,056)	(8,539,270)
Share transactions - net increase (decrease)	38,543,677	(90,264,976)
Redemption fees	1,884	26,413
Total increase (decrease) in net assets	56,676,981	(32,820,276)

Net Assets
Beginning of period	363,277,585	396,097,861
End of period (including undistributed net investment income of $3,923,420 and undistributed net investment income of $7,778,471, respectively)	$ 419,954,566	$ 363,277,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.71	$ 51.58	$ 46.12	$ 46.93	$ 37.64	$ 26.66
Income from Investment Operations
Net investment income (loss) E	.50	1.76 H	.99	.56	.57	.67
Net realized and unrealized gain (loss)	3.34	6.48	5.43	(.86)	9.49	10.55
Total from investment operations	3.84	8.24	6.42	(.30)	10.06	11.22
Distributions from net investment income	(1.24)	(1.11)	(.96)	(.51)	(.77)	(.19)
Distributions from net realized gain	-	(.01)	-	-	-	(.05)
Total distributions	(1.24)	(1.11) N	(.96)	(.51)	(.77)	(.24) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 61.31	$ 58.71	$ 51.58	$ 46.12	$ 46.93	$ 37.64
Total ReturnB, C, D	6.69%	16.00%	13.97%	(.54)%	26.87%	42.07%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16%A	1.18%	1.18%	1.20%	1.20%	1.26%
Expenses net of fee waivers, if any	1.16%A	1.18%	1.18%	1.20%	1.20%	1.26%
Expenses net of all reductions	1.15%A	1.15%	1.17%	1.18%	1.18%	1.24%
Net investment income (loss)	1.66% A	3.08% H	2.01%	1.21%	1.35%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,529	$ 7,712	$ 6,449	$ 4,677	$ 4,305	$ 3,343
Portfolio turnover rateG	108% A, L	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.43%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. NTotal distributions of $1.11 per share is comprised of distributions from net investment income of $1.106 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.50	$ 51.41	$ 46.01	$ 46.81	$ 37.55	$ 26.68
Income from Investment Operations
Net investment income (loss) E	.40	1.59H	.85	.42	.45	.57
Net realized and unrealized gain (loss)	3.33	6.44	5.39	(.84)	9.47	10.54
Total from investment operations	3.73	8.03	6.24	(.42)	9.92	11.11
Distributions from net investment income	(1.20)	(.94)	(.84)	(.38)	(.66)	(.22)
Distributions from net realized gain	-	(.01)	-	-	-	(.03)
Total distributions	(1.20)	(.94) N	(.84)	(.38)	(.66)	(.24) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 61.03	$ 58.50	$ 51.41	$ 46.01	$ 46.81	$ 37.55
Total ReturnB, C, D	6.52%	15.64%	13.61%	(.82)%	26.54%	41.64%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47%A	1.48%	1.48%	1.49%	1.48%	1.55%
Expenses net of fee waivers, if any	1.47%A	1.48%	1.48%	1.49%	1.48%	1.55%
Expenses net of all reductions	1.47%A	1.45%	1.46%	1.47%	1.46%	1.53%
Net investment income (loss)	1.34% A	2.78% H	1.72%	.92%	1.06%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,919	$ 4,344	$ 4,237	$ 2,702	$ 2,882	$ 2,051
Portfolio turnover rateG	108% A, L	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects large, non-recurring dividends which amounted to $.94 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.13%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. NTotal distributions of $.94 per share is comprised of distributions from net investment income of $.939 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.77	$ 51.63	$ 46.14	$ 46.93	$ 37.60	$ 26.71
Income from Investment Operations
Net investment income (loss) E	.26	1.33H	.62	.21	.25	.40
Net realized and unrealized gain (loss)	3.35	6.48	5.42	(.83)	9.48	10.54
Total from investment operations	3.61	7.81	6.04	(.62)	9.73	10.94
Distributions from net investment income	(1.15)	(.66)	(.55)	(.17)	(.40)	(.04)
Distributions from net realized gain	-	(.01)	-	-	-	(.01)
Total distributions	(1.15)	(.67)	(.55)	(.17)	(.40)	(.05) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 61.23	$ 58.77	$ 51.63	$ 46.14	$ 46.93	$ 37.60
Total ReturnB, C, D	6.27%	15.13%	13.11%	(1.29)%	25.96%	40.97%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93%A	1.93%	1.93%	1.95%	1.95%	2.01%
Expenses net of fee waivers, if any	1.93%A	1.93%	1.93%	1.95%	1.95%	2.01%
Expenses net of all reductions	1.93%A	1.91%	1.92%	1.93%	1.93%	2.00%
Net investment income (loss)	.88% A	2.32% H	1.26%	.47%	.60%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 455	$ 546	$ 576	$ 596	$ 706	$ 641
Portfolio turnover rateG	108% A, L	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .67%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share.

Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.54	$ 51.47	$ 46.02	$ 46.89	$ 37.61	$ 26.76
Income from Investment Operations
Net investment income (loss) E	.28	1.36H	.63	.22	.26	.41
Net realized and unrealized gain (loss)	3.34	6.46	5.41	(.84)	9.46	10.56
Total from investment operations	3.62	7.82	6.04	(.62)	9.72	10.97
Distributions from net investment income	(1.17)	(.74)	(.59)	(.25)	(.44)	(.10)
Distributions from net realized gain	-	(.01)	-	-	-	(.02)
Total distributions	(1.17)	(.75)	(.59)	(.25)	(.44)	(.12) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 60.99	$ 58.54	$ 51.47	$ 46.02	$ 46.89	$ 37.61
Total ReturnB, C, D	6.31%	15.20%	13.14%	(1.27)%	25.95%	41.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86%A	1.88%	1.90%	1.93%	1.94%	2.01%
Expenses net of fee waivers, if any	1.86%A	1.88%	1.90%	1.93%	1.94%	2.01%
Expenses net of all reductions	1.86%A	1.85%	1.89%	1.91%	1.92%	2.00%
Net investment income (loss)	.95% A	2.38% H	1.29%	.48%	.61%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,178	$ 5,523	$ 4,353	$ 3,514	$ 3,035	$ 2,151
Portfolio turnover rateG	108% A, L	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects large, non-recurring dividends which amounted to $.94 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .73%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.94	$ 51.75	$ 46.26	$ 47.07	$ 37.73	$ 26.74
Income from Investment Operations
Net investment income (loss) D	.59	1.96G	1.15	.70	.69	.76
Net realized and unrealized gain (loss)	3.36	6.51	5.43	(.86)	9.52	10.59
Total from investment operations	3.95	8.47	6.58	(.16)	10.21	11.35
Distributions from net investment income	(1.27)	(1.28)	(1.09)	(.65)	(.87)	(.31)
Distributions from net realized gain	-	(.01)	-	-	-	(.05)
Total distributions	(1.27)	(1.28) M	(1.09)	(.65)	(.87)	(.36) L
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.62	$ 58.94	$ 51.75	$ 46.26	$ 47.07	$ 37.73
Total ReturnB, C	6.85%	16.40%	14.30%	(.23)%	27.24%	42.43%
Ratios to Average Net Assets E, H
Expenses before reductions	.84%A	.85%	.87%	.90%	.92%	.99%
Expenses net of fee waivers, if any	.84%A	.85%	.87%	.90%	.92%	.99%
Expenses net of all reductions	.84%A	.82%	.85%	.88%	.91%	.98%
Net investment income (loss)	1.97% A	3.41% G	2.33%	1.52%	1.62%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 396,900	$ 343,548	$ 377,841	$ 342,262	$ 354,938	$ 279,704
Portfolio turnover rateF	108% A, K	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.76%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. MTotal distributions of $1.28 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.80	$ 51.65	$ 46.20	$ 47.02	$ 37.69	$ 26.73
Income from Investment Operations
Net investment income (loss) D	.58	1.93G	1.17	.70	.71	.84
Net realized and unrealized gain (loss)	3.34	6.48	5.42	(.88)	9.50	10.55
Total from investment operations	3.92	8.41	6.59	(.18)	10.21	11.39
Distributions from net investment income	(1.26)	(1.25)	(1.14)	(.64)	(.88)	(.38)
Distributions from net realized gain	-	(.01)	-	-	-	(.05)
Total distributions	(1.26)	(1.26)	(1.14)	(.64)	(.88)	(.43) L
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.46	$ 58.80	$ 51.65	$ 46.20	$ 47.02	$ 37.69
Total ReturnB, C	6.82%	16.30%	14.33%	(.26)%	27.27%	42.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.89%A	.91%	.85%	.89%	.91%	.86%
Expenses net of fee waivers, if any	.89%A	.91%	.85%	.89%	.91%	.86%
Expenses net of all reductions	.89%A	.88%	.83%	.87%	.89%	.84%
Net investment income (loss)	1.92% A	3.35% G	2.35%	1.52%	1.64%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,973	$ 1,604	$ 2,641	$ 1,022	$ 1,743	$ 1,101
Portfolio turnover rateF	108% A, K	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.70%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.057 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 57,751,807
Gross unrealized depreciation	(7,607,623)
Net unrealized appreciation (depreciation) on securities	$ 50,144,184

Tax cost	$ 386,029,135

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (4,297,851)

The Fund intends to elect to defer to its next fiscal year $4,073,316 of capital losses recognized during the period November 1, 2013 to February 28, 2014.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $269,847,184 and $226,496,195, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,356	$ 282
Class T	.25%	.25%	11,916	-
Class B	.75%	.25%	2,471	1,853
Class C	.75%	.25%	29,375	5,610
			$ 55,118	$ 7,745

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,135
Class T	2,014
Class B*	2
Class C*	225
$ 8,376

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,444.27
Class T	8,115.34
Class B	741.30
Class C	6,714.23
Telecommunications	402,919.21
Institutional Class	2,484.26
	$ 433,417

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,021 for the period.

Redemptions In-Kind. During the period, 198,779 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $12,187,185. The net realized gain of $2,885,287 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $333 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $111,259.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $695 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Class A	$ 184,324	$ 137,021
Class T	92,385	71,145
Class B	10,179	6,457
Class C	110,181	68,251
Telecommunications	7,357,035	8,194,747
Institutional Class	36,952	29,138
Total	$ 7,791,056	$ 8,506,759
From net realized gain
Class A	$ -	$ 617
Class T	-	373
Class B	-	48
Class C	-	466
Telecommunications	-	30,889
Institutional Class	-	118
Total	$ -	$ 32,511

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	44,596	62,389	$ 2,663,956	$ 3,565,235
Reinvestment of distributions	3,064	2,113	175,605	123,157
Shares redeemed	(23,586)	(58,169)	(1,416,308)	(3,308,571)
Net increase (decrease)	24,074	6,333	$ 1,423,253	$ 379,821
Class T
Shares sold	13,561	23,341	$ 806,589	$ 1,331,922
Reinvestment of distributions	1,571	1,193	89,747	69,243
Shares redeemed	(8,786)	(32,706)	(526,611)	(1,852,992)
Net increase (decrease)	6,346	(8,172)	$ 369,725	$ (451,827)
Class B
Shares sold	37	135	$ 2,141	$ 7,819
Reinvestment of distributions	163	103	9,377	6,030
Shares redeemed	(2,075)	(2,095)	(124,277)	(116,496)
Net increase (decrease)	(1,875)	(1,857)	$ (112,759)	$ (102,647)
Class C
Shares sold	14,177	31,217	$ 851,072	$ 1,769,477
Reinvestment of distributions	1,385	819	79,185	47,679
Shares redeemed	(8,606)	(22,263)	(514,936)	(1,264,412)
Net increase (decrease)	6,956	9,773	$ 415,321	$ 552,744
Telecommunications
Shares sold	2,950,913	3,045,047	$ 178,453,963	$ 171,993,078
Reinvestment of distributions	122,701	136,279	7,060,223	7,951,397
Shares redeemed	(2,461,411)A	(4,653,020)	(149,345,898)A	(269,388,514)
Net increase (decrease)	612,203	(1,471,694)	$ 36,168,288	$ (89,444,039)
Institutional Class
Shares sold	11,142	22,305	$ 665,289	$ 1,294,531
Reinvestment of distributions	521	405	29,891	23,701
Shares redeemed	(6,836)	(46,560)	(415,331)	(2,517,260)
Net increase (decrease)	4,827	(23,850)	$ 279,849	$ (1,199,028)

A Amount includes in-kind redemptions (See note 5: Redemptions In-Kind).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 15% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio
Gold Portfolio
Materials Portfolio
Telecommunications Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ASGMT-USAN-1014
1.855653.107

Fidelity®

Select Portfolios®

Consumer Staples Sector

Consumer Staples Portfolio

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes	(Click Here)
Investments	(Click Here)
Financial Statements	(Click Here)
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 1,102.30	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class T	1.33%
Actual		$ 1,000.00	$ 1,100.70	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.77
Class B	1.83%
Actual		$ 1,000.00	$ 1,098.00	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Class C	1.80%
Actual		$ 1,000.00	$ 1,098.10	$ 9.52
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15
Consumer Staples	.78%
Actual		$ 1,000.00	$ 1,103.70	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,103.70	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	11.7	14.5
The Coca-Cola Co.	11.5	11.4
Procter & Gamble Co.	8.8	11.2
CVS Caremark Corp.	7.5	8.2
Kroger Co.	4.9	4.9
Altria Group, Inc.	4.8	4.9
Wal-Mart Stores, Inc.	4.6	4.9
Mead Johnson Nutrition Co. Class A	4.0	2.7
Bunge Ltd.	2.7	2.8
PepsiCo, Inc.	2.5	2.5
	63.0
Top Industries (% of fund's net assets)
As of August 31, 2014
Beverages	25.7%
Food & Staples Retailing	22.4%
Tobacco	20.4%
Food Products	14.9%
Household Products	10.8%
All Others*	5.8%

As of February 28, 2014
Beverages	25.9%
Tobacco	24.3%
Food & Staples Retailing	19.3%
Household Products	13.3%
Food Products	13.1%
All Others*	4.1%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
BEVERAGES - 25.4%
Brewers - 3.2%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	271,272	$ 3,601,900
Anheuser-Busch InBev SA NV	261,190	29,136,523
SABMiller PLC	852,684	47,039,834
		79,778,257
Distillers & Vintners - 4.7%
Diageo PLC sponsored ADR	336,826	40,375,333
Pernod Ricard SA	392,101	46,234,147
Remy Cointreau SA (d)	356,483	28,333,567
		114,943,047
Soft Drinks - 17.5%
Coca-Cola Bottling Co. Consolidated	93,655	6,964,186
Coca-Cola Central Japan Co. Ltd.	54,100	1,352,435
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	47,529	5,164,976
Coca-Cola Icecek Sanayi A/S	379,162	8,946,223
Embotelladora Andina SA:
ADR	282,815	4,652,307
sponsored ADR (d)	188,900	3,685,439
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	63,287	6,133,143
Monster Beverage Corp. (a)	566,700	50,101,947
PepsiCo, Inc.	656,323	60,703,314
The Coca-Cola Co.	6,781,818	282,937,447
		430,641,417
TOTAL BEVERAGES		625,362,721
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Enzymotec Ltd.	267,050	2,339,358
CHEMICALS - 0.0%
Specialty Chemicals - 0.0%
Senomyx, Inc. (a)(d)	68,800	559,344
FOOD & STAPLES RETAILING - 22.4%
Drug Retail - 7.9%
Clicks Group Ltd.	505,789	3,279,063
CVS Caremark Corp.	2,328,276	184,981,528
Drogasil SA	621,200	6,049,658
		194,310,249
Food Distributors - 0.8%
Chefs' Warehouse Holdings (a)	386,022	7,291,956
United Natural Foods, Inc. (a)	174,681	11,230,241
		18,522,197
Food Retail - 8.0%
Fresh Market, Inc. (a)(d)	246,846	8,232,314
Kroger Co.	2,360,418	120,334,110
Magnit OJSC GDR (Reg. S)	93,100	5,418,420

	Shares	Value
Sprouts Farmers Market LLC (d)	253,300	$ 7,837,102
Whole Foods Market, Inc.	1,426,700	55,841,038
		197,662,984
Hypermarkets & Super Centers - 5.7%
Costco Wholesale Corp.	227,250	27,515,430
Wal-Mart Stores, Inc.	1,487,756	112,325,578
		139,841,008
TOTAL FOOD & STAPLES RETAILING		550,336,438
FOOD PRODUCTS - 14.9%
Agricultural Products - 4.8%
Archer Daniels Midland Co.	897,516	44,750,148
Bunge Ltd.	788,013	66,705,300
SLC Agricola SA	802,800	6,207,937
		117,663,385
Packaged Foods & Meats - 10.1%
Annie's, Inc. (a)(d)	232,713	7,421,218
Dean Foods Co.	474,900	7,683,882
Kellogg Co.	145,300	9,440,141
Keurig Green Mountain, Inc.	401,107	53,475,585
Lindt & Spruengli AG	90	5,639,399
Mead Johnson Nutrition Co. Class A	1,020,816	97,590,010
Nestle SA	384,181	29,800,302
Orion Corp.	6,025	5,186,693
The Hain Celestial Group, Inc. (a)	128,239	12,613,588
Ulker Biskuvi Sanayi A/S	770,525	5,703,632
Unilever NV (NY Reg.)	285,798	11,900,629
Want Want China Holdings Ltd.	1,523,000	1,888,508
		248,343,587
TOTAL FOOD PRODUCTS		366,006,972
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
ARAMARK Holdings Corp.	433,529	11,228,401
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(d)	129,215	4,308,028
Housewares & Specialties - 0.2%
Tupperware Brands Corp.	79,800	5,846,148
TOTAL HOUSEHOLD DURABLES		10,154,176
HOUSEHOLD PRODUCTS - 10.8%
Household Products - 10.8%
Colgate-Palmolive Co.	705,075	45,639,505
Procter & Gamble Co.	2,600,065	216,091,402
Svenska Cellulosa AB (SCA) (B Shares)	202,100	4,857,860
		266,588,767
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 1.7%
Personal Products - 1.7%
Herbalife Ltd.	143,890	$ 7,335,512
L'Oreal SA	131,100	21,704,614
Nu Skin Enterprises, Inc. Class A (d)	284,067	12,703,476
		41,743,602
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Perrigo Co. PLC	45,606	6,783,436
TOBACCO - 20.4%
Tobacco - 20.4%
Altria Group, Inc.	2,727,545	117,502,639
British American Tobacco PLC sponsored ADR (d)	2,432,645	288,073,822
ITC Ltd. (a)	1,720,070	10,098,164
Lorillard, Inc.	484,903	28,948,709
Philip Morris International, Inc.	528,758	45,251,110
Souza Cruz SA	1,200,200	11,237,968
		501,112,412
TOTAL COMMON STOCKS (Cost $1,661,997,890)		2,382,215,627
Nonconvertible Preferred Stocks - 0.3%

BEVERAGES - 0.3%
Brewers - 0.3%
Ambev SA sponsored ADR (Cost $3,796,157)	1,199,510	8,744,428
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	66,051,153	$ 66,051,153
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	24,035,334	24,035,334
TOTAL MONEY MARKET FUNDS (Cost $90,086,487)		90,086,487
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,755,880,534)		2,481,046,542
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(21,511,482)
NET ASSETS - 100%		$ 2,459,535,060
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,168
Fidelity Securities Lending Cash Central Fund	248,163
Total	$ 276,331
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,382,215,627	$ 2,323,278,802	$ 58,936,825	$ -
Nonconvertible Preferred Stocks	8,744,428	8,744,428	-	-
Money Market Funds	90,086,487	90,086,487	-	-
Total Investments in Securities:	$ 2,481,046,542	$ 2,422,109,717	$ 58,936,825	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	70.0%
United Kingdom	15.2%
France	4.0%
Bermuda	2.7%
Switzerland	1.4%
Brazil	1.4%
Belgium	1.2%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,284,591) - See accompanying schedule: Unaffiliated issuers (cost $1,665,794,047)	$ 2,390,960,055
Fidelity Central Funds (cost $90,086,487)	90,086,487
Total Investments (cost $1,755,880,534)		$ 2,481,046,542
Receivable for investments sold		1,185,999
Receivable for fund shares sold		2,036,098
Dividends receivable		7,026,205
Distributions receivable from Fidelity Central Funds		65,247
Other receivables		29,195
Total assets		2,491,389,286

Liabilities
Payable for investments purchased	$ 4,059,851
Payable for fund shares redeemed	1,896,132
Accrued management fee	1,103,549
Distribution and service plan fees payable	259,760
Other affiliated payables	406,589
Other payables and accrued expenses	93,011
Collateral on securities loaned, at value	24,035,334
Total liabilities		31,854,226

Net Assets		$ 2,459,535,060
Net Assets consist of:
Paid in capital		$ 1,659,770,293
Undistributed net investment income		26,803,093
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,828,976
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		725,132,698
Net Assets		$ 2,459,535,060

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($344,250,581 ÷ 3,672,514 shares)	$ 93.74

Maximum offering price per share (100/94.25 of $93.74)	$ 99.46
Class T: Net Asset Value and redemption price per share ($69,685,800 ÷ 749,063 shares)	$ 93.03

Maximum offering price per share (100/96.50 of $93.03)	$ 96.40
Class B: Net Asset Value and offering price per share ($16,617,825 ÷ 179,910 shares)A	$ 92.37

Class C: Net Asset Value and offering price per share ($180,060,753 ÷ 1,962,868 shares)A	$ 91.73

Consumer Staples: Net Asset Value, offering price and redemption price per share ($1,720,572,888 ÷ 18,214,172 shares)	$ 94.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($128,347,213 ÷ 1,361,965 shares)	$ 94.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 37,241,750
Income from Fidelity Central Funds		276,331
Total income		37,518,081

Expenses
Management fee	$ 6,353,039
Transfer agent fees	2,196,468
Distribution and service plan fees	1,542,842
Accounting and security lending fees	351,680
Custodian fees and expenses	46,694
Independent trustees' compensation	24,903
Registration fees	79,245
Audit	23,636
Miscellaneous	26,334
Total expenses		10,644,841
Net investment income (loss)		26,873,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,077,545
Redemptions in-kind with affiliated entities	20,812,198
Foreign currency transactions	8,372
Total net realized gain (loss)		51,898,115
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $15,508)	144,809,800
Assets and liabilities in foreign currencies	(28,689)
Total change in net unrealized appreciation (depreciation)		144,781,111
Net gain (loss)		196,679,226
Net increase (decrease) in net assets resulting from operations		$ 223,552,466

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,873,240	$ 41,894,781
Net realized gain (loss)	51,898,115	171,640,518
Change in net unrealized appreciation (depreciation)	144,781,111	26,588,951
Net increase (decrease) in net assets resulting from operations	223,552,466	240,124,250
Distributions to shareholders from net investment income	(5,802,299)	(38,989,125)
Distributions to shareholders from net realized gain	(67,293,487)	(137,187,027)
Total distributions	(73,095,786)	(176,176,152)
Share transactions - net increase (decrease)	253,258,867	(294,831,730)
Redemption fees	17,110	32,907
Total increase (decrease) in net assets	403,732,657	(230,850,725)

Net Assets
Beginning of period	2,055,802,403	2,286,653,128
End of period (including undistributed net investment income of $26,803,093 and undistributed net investment income of $5,732,152, respectively)	$ 2,459,535,060	$ 2,055,802,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 87.93	$ 85.67	$ 74.90	$ 67.65	$ 61.06	$ 43.94
Income from Investment Operations
Net investment income (loss) E	1.00	1.43	1.26	1.22	.98	.84
Net realized and unrealized gain (loss)	7.78	7.51	11.73	8.73	7.10	17.02
Total from investment operations	8.78	8.94	12.99	9.95	8.08	17.86
Distributions from net investment income	(.22)	(1.44)	(1.08)	(1.06)	(.83)	(.74)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(2.97)	(6.68)	(2.22)	(2.70)	(1.49)	(.74)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 93.74	$ 87.93	$ 85.67	$ 74.90	$ 67.65	$ 61.06
Total ReturnB, C, D	10.23%	10.53%	17.60%	15.00%	13.27%	40.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.05%A	1.06%	1.08%	1.10%	1.11%	1.13%
Expenses net of fee waivers, if any	1.05%A	1.06%	1.08%	1.10%	1.11%	1.13%
Expenses net of all reductions	1.05%A	1.06%	1.08%	1.09%	1.11%	1.13%
Net investment income (loss)	2.20%A	1.61%	1.58%	1.74%	1.53%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,251	$ 329,459	$ 277,329	$ 205,851	$ 160,526	$ 162,370
Portfolio turnover rateG	30%A,K	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 87.37	$ 85.18	$ 74.49	$ 67.30	$ 60.77	$ 43.75
Income from Investment Operations
Net investment income (loss) E	.87	1.18	1.03	1.01	.79	.66
Net realized and unrealized gain (loss)	7.72	7.46	11.68	8.68	7.05	16.95
Total from investment operations	8.59	8.64	12.71	9.69	7.84	17.61
Distributions from net investment income	(.18)	(1.21)	(.88)	(.86)	(.65)	(.59)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(2.93)	(6.45)	(2.02)	(2.50)	(1.31)	(.59)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 93.03	$ 87.37	$ 85.18	$ 74.49	$ 67.30	$ 60.77
Total ReturnB, C, D	10.07%	10.23%	17.29%	14.67%	12.93%	40.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33%A	1.33%	1.36%	1.38%	1.40%	1.44%
Expenses net of fee waivers, if any	1.33%A	1.33%	1.36%	1.38%	1.40%	1.44%
Expenses net of all reductions	1.33%A	1.33%	1.35%	1.38%	1.40%	1.44%
Net investment income (loss)	1.92%A	1.34%	1.30%	1.45%	1.24%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,686	$ 61,421	$ 52,024	$ 39,047	$ 31,496	$ 29,662
Portfolio turnover rateG	30%A,K	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.90	$ 84.72	$ 74.01	$ 66.83	$ 60.37	$ 43.53
Income from Investment Operations
Net investment income (loss) E	.64	.71	.61	.64	.46	.37
Net realized and unrealized gain (loss)	7.68	7.40	11.61	8.61	6.98	16.82
Total from investment operations	8.32	8.11	12.22	9.25	7.44	17.19
Distributions from net investment income	(.10)	(.69)	(.37)	(.43)	(.32)	(.35)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(2.85)	(5.93)	(1.51)	(2.07)	(.98)	(.35)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 92.37	$ 86.90	$ 84.72	$ 74.01	$ 66.83	$ 60.37
Total ReturnB, C, D	9.80%	9.63%	16.68%	14.06%	12.35%	39.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83%A	1.86%	1.89%	1.91%	1.91%	1.97%
Expenses net of fee waivers, if any	1.83%A	1.86%	1.89%	1.91%	1.91%	1.97%
Expenses net of all reductions	1.83%A	1.86%	1.88%	1.90%	1.91%	1.97%
Net investment income (loss)	1.42%A	.81%	.78%	.93%	.73%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,618	$ 17,388	$ 18,548	$ 19,330	$ 20,033	$ 21,099
Portfolio turnover rateG	30%A,K	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.32	$ 84.28	$ 73.75	$ 66.71	$ 60.29	$ 43.46
Income from Investment Operations
Net investment income (loss) E	.64	.75	.65	.68	.49	.41
Net realized and unrealized gain (loss)	7.63	7.36	11.55	8.59	7.00	16.80
Total from investment operations	8.27	8.11	12.20	9.27	7.49	17.21
Distributions from net investment income	(.11)	(.84)	(.53)	(.59)	(.41)	(.38)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(2.86)	(6.07) K	(1.67)	(2.23)	(1.07)	(.38)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 91.73	$ 86.32	$ 84.28	$ 73.75	$ 66.71	$ 60.29
Total ReturnB, C, D	9.81%	9.70%	16.73%	14.14%	12.44%	39.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.82%	1.83%	1.85%	1.86%	1.90%
Expenses net of fee waivers, if any	1.80%A	1.82%	1.83%	1.85%	1.86%	1.90%
Expenses net of all reductions	1.80%A	1.81%	1.82%	1.84%	1.85%	1.89%
Net investment income (loss)	1.45%A	.85%	.83%	.99%	.79%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 180,061	$ 164,669	$ 134,966	$ 102,321	$ 81,239	$ 73,829
Portfolio turnover rateG	30%A,L	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $6.07 per share is comprised of distributions from net investment income of $.837 and distributions from net realized gain of $5.237 per share. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 88.51	$ 86.17	$ 75.29	$ 67.98	$ 61.34	$ 44.14
Income from Investment Operations
Net investment income (loss) D	1.13	1.69	1.48	1.42	1.14	.96
Net realized and unrealized gain (loss)	7.83	7.55	11.82	8.76	7.14	17.11
Total from investment operations	8.96	9.24	13.30	10.18	8.28	18.07
Distributions from net investment income	(.26)	(1.66)	(1.28)	(1.24)	(.98)	(.87)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(3.01)	(6.90)	(2.42)	(2.87) J	(1.64)	(.87)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 94.46	$ 88.51	$ 86.17	$ 75.29	$ 67.98	$ 61.34
Total ReturnB, C	10.37%	10.82%	17.94%	15.30%	13.55%	40.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.79%	.81%	.83%	.86%	.92%
Expenses net of fee waivers, if any	.78%A	.79%	.81%	.83%	.86%	.92%
Expenses net of all reductions	.78%A	.79%	.80%	.82%	.86%	.91%
Net investment income (loss)	2.47%A	1.88%	1.85%	2.01%	1.78%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,720,573	$ 1,328,594	$ 1,425,055	$ 1,202,440	$ 877,548	$ 946,455
Portfolio turnover rateF	30%A,K	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share. K Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 88.33	$ 85.92	$ 75.14	$ 67.84	$ 61.26	$ 44.07
Income from Investment Operations
Net investment income (loss) D	1.12	1.66	1.45	1.39	1.15	.98
Net realized and unrealized gain (loss)	7.82	7.53	11.79	8.73	7.13	17.09
Total from investment operations	8.94	9.19	13.24	10.12	8.28	18.07
Distributions from net investment income	(.27)	(1.54)	(1.32)	(1.19)	(1.04)	(.88)
Distributions from net realized gain	(2.75)	(5.24)	(1.14)	(1.64)	(.66)	-
Total distributions	(3.03) K	(6.78)	(2.46)	(2.82) J	(1.70)	(.88)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 94.24	$ 88.33	$ 85.92	$ 75.14	$ 67.84	$ 61.26
Total ReturnB, C	10.37%	10.80%	17.90%	15.24%	13.57%	41.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.82%	.85%	.87%	.87%	.86%
Expenses net of fee waivers, if any	.81%A	.82%	.85%	.87%	.87%	.86%
Expenses net of all reductions	.81%A	.82%	.84%	.87%	.87%	.86%
Net investment income (loss)	2.44%A	1.85%	1.81%	1.96%	1.77%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,347	$ 154,271	$ 378,731	$ 163,544	$ 237,883	$ 36,152
Portfolio turnover rateF	30%A,L	31%	28%	35%	57%	69%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share. K Total distributions of $3.03 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $2.753 per share. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 745,733,497
Gross unrealized depreciation	(25,563,078)
Net unrealized appreciation (depreciation) on securities	$ 720,170,419

Tax cost	$ 1,760,876,123

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $506,339,882 and $338,234,981, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 423,800	$ -
Class T	.25%	.25%	164,622	-
Class B	.75%	.25%	86,071	64,553
Class C	.75%	.25%	868,349	159,642
			$ 1,542,842	$ 224,195

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 82,367
Class T	9,579
Class B*	6,011
Class C*	8,115
$ 106,072

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 346,308.20
Class T	75,625.23
Class B	19,971.23
Class C	178,245.21
Consumer Staples	1,276,661.18
Institutional Class	299,658.21
	$ 2,196,468

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,811 for the period.

Redemptions In-Kind. During the period, 523,611 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $47,287,323. The net realized gain of $20,812,198 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 9: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and investments valued at $64,348,425 in exchange for 712,528 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 9: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,887 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security

Semiannual Report

7. Security Lending - continued

lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $248,163.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Class A	$ 794,754	$ 5,205,524
Class T	122,210	826,286
Class B	19,518	138,623
Class C	208,622	1,548,556
Consumer Staples	3,775,911	26,141,452
Institutional Class	881,284	5,128,684
Total	$ 5,802,299	$ 38,989,125
From net realized gain
Class A	$ 10,129,285	$ 18,454,866
Class T	1,911,611	3,478,167
Class B	537,331	1,077,295
Class C	5,222,509	9,334,082
Consumer Staples	40,605,665	84,245,287
Institutional Class	8,887,086	20,597,330
Total	$ 67,293,487	$ 137,187,027

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	399,347	1,297,946	$ 36,299,229	$ 115,706,038
Reinvestment of distributions	119,441	234,768	10,445,137	20,739,532
Shares redeemed	(593,112)	(1,022,897)	(53,830,163)	(90,649,691)
Net increase (decrease)	(74,324)	509,817	$ (7,085,797)	$ 45,795,879
Class T
Shares sold	97,394	171,739	$ 8,800,151	$ 15,157,502
Reinvestment of distributions	22,301	46,535	1,937,542	4,086,883
Shares redeemed	(73,656)	(126,021)	(6,642,485)	(11,017,450)
Net increase (decrease)	46,039	92,253	$ 4,095,208	$ 8,226,935
Class B
Shares sold	3,279	16,325	$ 292,461	$ 1,431,261
Reinvestment of distributions	5,570	11,472	481,400	1,003,061
Shares redeemed	(29,023)	(46,659)	(2,599,353)	(4,085,147)
Net increase (decrease)	(20,174)	(18,862)	$ (1,825,492)	$ (1,650,825)
Class C
Shares sold	192,120	622,483	$ 17,086,554	$ 54,501,354
Reinvestment of distributions	53,344	101,164	4,578,015	8,787,354
Shares redeemed	(190,192)	(417,359)	(16,941,467)	(36,266,564)
Net increase (decrease)	55,272	306,288	$ 4,723,102	$ 27,022,144
Consumer Staples
Shares sold	4,447,576	3,438,166	$ 404,772,781	$ 309,005,043
Reinvestment of distributions	483,660	1,188,981	42,581,456	105,681,529
Shares redeemed	(1,727,844)	(6,154,349)	(157,782,511)	(548,691,818)
Net increase (decrease)	3,203,392	(1,527,202)	$ 289,571,726	$ (134,005,246)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Institutional Class
Shares sold	3,123,319A	2,006,485	$ 281,348,761A	$ 181,066,529
Reinvestment of distributions	103,054	271,028	9,052,243	24,047,781
Shares redeemed	(3,610,944) B	(4,939,085)	(326,620,884) B	(445,334,927)
Net increase (decrease)	(384,571)	(2,661,572)	$ (36,219,880)	$ (240,220,617)

A Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources will be available to the fund with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Automated line for quickest service

SELCS-USAN-1014
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Fidelity®

Select Portfolios®

Materials Sector

Chemicals Portfolio

Gold Portfolio

Materials Portfolio

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Chemicals	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Gold	(Click Here)	Shareholder Expense Example
	(Click Here)	Consolidated Investment Changes
	(Click Here)	Consolidated Investments
	(Click Here)	Consolidated Financial Statements
	(Click Here)	Notes to the Consolidated Financial Statements
Materials	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chemicals Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.80%	$ 1,000.00	$ 1,073.50	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Chemicals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	11.9	9.8
LyondellBasell Industries NV Class A	10.8	9.5
Monsanto Co.	8.3	8.2
The Dow Chemical Co.	7.3	5.7
Praxair, Inc.	6.9	6.5
CF Industries Holdings, Inc.	4.4	4.9
Ecolab, Inc.	4.3	4.7
Eastman Chemical Co.	4.2	6.5
Westlake Chemical Corp.	4.0	0.0
Celanese Corp. Class A	3.8	4.3
	65.9
Top Industries (% of fund's net assets)
As of August 31, 2014
Chemicals	96.3%
Oil, Gas & Consumable Fuels	2.3%
All Others*	1.4%

As of February 28, 2014
Chemicals	91.8%
Marine	1.0%
Oil, Gas & Consumable Fuels	0.8%
Diversified Financial Services	0.1%
Commercial Services & Supplies	0.0%**
All Others*	6.3%

* Includes short-term investments and net other assets (liabilities).
** Amount represents less than 0.1%.

Semiannual Report

Chemicals Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CHEMICALS - 96.3%
Commodity Chemicals - 21.1%
Axiall Corp.	733,075	$ 30,481,259
LyondellBasell Industries NV Class A	1,560,122	178,399,951
Methanex Corp.	587,500	39,281,937
OCI Partners LP	188,965	3,902,127
Orion Engineered Carbons SA (a)	886,700	15,135,969
Tronox Ltd. Class A	423,149	12,846,804
Westlake Chemical Corp.	684,820	66,516,567
Westlake Chemical Partners LP (a)	29,300	889,548
		347,454,162
Diversified Chemicals - 26.8%
Arkema SA	109,000	8,179,326
E.I. du Pont de Nemours & Co.	2,980,800	197,060,684
Eastman Chemical Co.	836,251	68,965,620
Huntsman Corp.	1,784,400	47,982,516
The Dow Chemical Co.	2,253,506	120,675,246
		442,863,392
Fertilizers & Agricultural Chemicals - 12.7%
CF Industries Holdings, Inc.	286,030	73,701,350
Monsanto Co.	1,181,449	136,634,577
		210,335,927
Industrial Gases - 9.3%
Airgas, Inc.	358,200	39,538,116
Praxair, Inc.	862,321	113,438,328
		152,976,444
Specialty Chemicals - 26.4%
Ashland, Inc.	508,150	54,483,843
Celanese Corp. Class A	1,003,113	62,734,687
Ecolab, Inc.	614,641	70,573,080
Ferro Corp. (a)	2,297,810	30,974,479
Innophos Holdings, Inc.	336,345	19,558,462
PPG Industries, Inc.	219,304	45,145,921
Rayonier Advanced Materials, Inc. (d)	516,808	17,163,194
RPM International, Inc.	921,779	43,443,444
Sigma Aldrich Corp.	516,205	53,685,320
W.R. Grace & Co. (a)	387,384	38,362,638
		436,125,068
TOTAL CHEMICALS		1,589,754,993

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 2.3%
Oil & Gas Refining & Marketing - 0.5%
Phillips 66 Co.	96,700	$ 8,414,834
Oil & Gas Storage & Transport - 1.8%
Cheniere Energy, Inc. (a)	113,200	9,085,432
Hoegh LNG Holdings Ltd. (a)	246,226	3,217,888
Kinder Morgan Holding Co. LLC (d)	425,400	17,126,604
		29,429,924
TOTAL OIL, GAS & CONSUMABLE FUELS		37,844,758
TOTAL COMMON STOCKS (Cost $1,178,789,469)		1,627,599,751
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.11% (b)	12,882,000	12,882,000
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	34,760,750	34,760,750
TOTAL MONEY MARKET FUNDS (Cost $47,642,750)		47,642,750
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,226,432,219)	1,675,242,501
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(24,612,573)
NET ASSETS - 100%	$ 1,650,629,928
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,249
Fidelity Securities Lending Cash Central Fund	24,468
Total	$ 42,717
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.4%
Netherlands	10.8%
Canada	2.4%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $34,273,428) - See accompanying schedule: Unaffiliated issuers (cost $1,178,789,469)	$ 1,627,599,751
Fidelity Central Funds (cost $47,642,750)	47,642,750
Total Investments (cost $1,226,432,219)		$ 1,675,242,501
Receivable for investments sold		7,947,010
Receivable for fund shares sold		2,011,986
Dividends receivable		3,071,597
Distributions receivable from Fidelity Central Funds		6,320
Other receivables		25,235
Total assets		1,688,304,649

Liabilities
Payable for fund shares redeemed	$ 1,821,083
Accrued management fee	740,444
Other affiliated payables	308,041
Other payables and accrued expenses	44,403
Collateral on securities loaned, at value	34,760,750
Total liabilities		37,674,721

Net Assets		$ 1,650,629,928
Net Assets consist of:
Paid in capital		$ 1,137,622,716
Undistributed net investment income		8,674,937
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		55,521,993
Net unrealized appreciation (depreciation) on investments		448,810,282
Net Assets, for 10,616,267 shares outstanding		$ 1,650,629,928
Net Asset Value, offering price and redemption price per share ($1,650,629,928 ÷ 10,616,267 shares)		$ 155.48

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 15,257,515
Income from Fidelity Central Funds		42,717
Total income		15,300,232

Expenses
Management fee	$ 4,556,225
Transfer agent fees	1,650,187
Accounting and security lending fees	256,648
Custodian fees and expenses	17,179
Independent trustees' compensation	17,997
Registration fees	64,701
Audit	18,904
Legal	1,481
Interest	2,638
Miscellaneous	29,701
Total expenses		6,615,661
Net investment income (loss)		8,684,571
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,558,659
Foreign currency transactions	(28,155)
Redemption in-kind with affiliated entities	44,600,048
Total net realized gain (loss)		61,130,552
Change in net unrealized appreciation (depreciation) on: Investment securities	41,665,750
Assets and liabilities in foreign currencies	10,359
Total change in net unrealized appreciation (depreciation)		41,676,109
Net gain (loss)		102,806,661
Net increase (decrease) in net assets resulting from operations		$ 111,491,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,684,571	$ 11,321,031
Net realized gain (loss)	61,130,552	106,436,765
Change in net unrealized appreciation (depreciation)	41,676,109	180,559,217
Net increase (decrease) in net assets resulting from operations	111,491,232	298,317,013
Distributions to shareholders from net investment income	(2,518,852)	(11,058,506)
Distributions to shareholders from net realized gain	(35,607,406)	(65,324,116)
Total distributions	(38,126,258)	(76,382,622)
Share transactions Proceeds from sales of shares	595,898,471	719,398,651
Reinvestment of distributions	37,006,938	73,918,871
Cost of shares redeemed	(485,103,184)	(720,642,710)
Net increase (decrease) in net assets resulting from share transactions	147,802,225	72,674,812
Redemption fees	28,989	47,042
Total increase (decrease) in net assets	221,196,188	294,656,245
Net Assets
Beginning of period	1,429,433,740	1,134,777,495
End of period (including undistributed net investment income of $8,674,937 and undistributed net investment income of $2,509,218, respectively)	$ 1,650,629,928	$ 1,429,433,740
Other Information Shares
Sold	3,960,489	5,317,546
Issued in reinvestment of distributions	260,172	540,024
Redeemed	(3,247,866)	(5,441,546)
Net increase (decrease)	972,795	416,024

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 148.23	$ 122.98	$ 110.52	$ 100.85	$ 75.43	$ 42.74
Income from Investment Operations
Net investment income (loss) D	.79	1.23	1.84G	.76	.69	1.00H
Net realized and unrealized gain (loss)	9.79	32.11	15.10	9.52	27.20	32.77
Total from investment operations	10.58	33.34	16.94	10.28	27.89	33.77
Distributions from net investment income	(.22)	(1.18)	(1.55)	(.62)	(.57)	(1.08)
Distributions from net realized gain	(3.11)	(6.92)	(2.95)	-	(1.91)	-
Total distributions	(3.33)	(8.10)	(4.49)L	(.62)	(2.47)M	(1.08)
Redemption fees added to paid in capitalD	-K	.01	.01	.01	-K	-K
Net asset value, end of period	$ 155.48	$ 148.23	$ 122.98	$ 110.52	$ 100.85	$ 75.43
Total ReturnB, C	7.35%	27.77%	15.61%	10.31%	37.74%	79.15%
Ratios to Average Net AssetsE,I
Expenses before reductions	.80%A	.81%	.83%	.85%	.90%	.96%
Expenses net of fee waivers, if any	.80%A	.81%	.83%	.85%	.90%	.96%
Expenses net of all reductions	.80%A	.80%	.81%	.84%	.89%	.95%
Net investment income (loss)	1.05%A	.91%	1.62%G	.77%	.84%	1.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,650,630	$ 1,429,434	$ 1,134,777	$ 861,539	$ 692,332	$ 417,761
Portfolio turnover rateF	70%A, N	109%	60%	119%	108%	228%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.30 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.35%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $4.49 per share is comprised of distributions from net investment income of $1.547 and distributions from net realized gain of $2.947 per share. MTotal distributions of $2.47 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $1.905 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Chemicals Portfolio is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Chemicals Portfolio
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 456,087,095
Gross unrealized depreciation	(11,940,423)
Net unrealized appreciation (depreciation) on securities	$ 444,146,672

Tax cost	$ 1,231,095,829

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $837,754,301 and $557,907,974, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15,793 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,203,034.32%		$ 1,845

Redemptions In-Kind. During the period, 624,612 shares of the Fund held by affiliated entities were redeemed for cash and investments with a value of $94,716,088. The net realized gain of $44,600,048 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,320 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Chemicals Portfolio
Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $24,468.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,162,833. The weighted average interest rate was .58%. The interest expense amounted to $793 under the bank borrowing program.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	1.20%
Actual		$ 1,000.00	$ 1,042.30	$ 6.18
HypotheticalA		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.47%
Actual		$ 1,000.00	$ 1,041.00	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.48
Class B	1.95%
Actual		$ 1,000.00	$ 1,038.30	$ 10.02
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.91
Class C	1.93%
Actual		$ 1,000.00	$ 1,038.00	$ 9.91
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Gold	.90%
Actual		$ 1,000.00	$ 1,043.70	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,043.70	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Consolidated Investment Changes (Unaudited)

Top Ten Holdings as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc.	8.9	9.2
Gold Bullion	6.3	10.1
Randgold Resources Ltd. sponsored ADR	5.6	5.2
Eldorado Gold Corp.	5.1	3.9
Silver Bullion	5.1	5.0
Barrick Gold Corp.	5.1	6.4
Franco-Nevada Corp.	4.9	4.1
Newcrest Mining Ltd.	4.8	4.7
Agnico Eagle Mines Ltd. (Canada)	4.7	3.4
Yamana Gold, Inc.	4.4	4.4
	54.9
Top Industries (% of fund's net assets)
As of August 31, 2014
Gold	87.0%
Commodities & Related Investments**	11.4%
Precious Metals & Minerals	0.6%
Diversified Metals & Mining	0.3%
Coal & Consumable Fuels	0.2%
Silver	0.2%
All Others*	0.3%

As of February 28, 2014
Gold	83.2%
Commodities & Related Investments**	15.1%
Precious Metals & Minerals	0.7%
Diversified Metals & Mining	0.1%
Coal & Consumable Fuels	0.1%
Construction & Engineering	0.1%
All Others*	0.7%

* Includes short-term investments and net other assets (liabilities).
** Includes gold bullion and/or silver bullion.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.
Geographic Diversification (% of fund's net assets)
As of August 31, 2014
Canada	59.0%
United States of America*	18.2%
South Africa	7.1%
Australia	6.9%
Bailiwick of Jersey	6.5%
Bermuda	0.9%
Peru	0.7%
Cayman Islands	0.5%
United Kingdom	0.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of February 28, 2014
Canada	57.3%
United States of America*	20.4%
Australia	7.1%
South Africa	6.7%
Bailiwick of Jersey	6.5%
Bermuda	1.0%
Peru	0.5%
Cayman Islands	0.4%
United Kingdom	0.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value
Australia - 6.9%
METALS & MINING - 6.9%
Gold - 6.9%
Beadell Resources Ltd. (a)	9,857,418	$ 4,695,231
Evolution Mining Ltd. (d)	1,437,195	1,013,413
Gryphon Minerals Ltd. (a)	5,060,010	756,127
Intrepid Mines Ltd.:
(Australia)	8,389,798	2,193,983
(Canada)	320,000	83,691
Kingsgate Consolidated NL (a)	78,274	66,525
Medusa Mining Ltd. (a)(d)	1,983,595	2,241,620
Newcrest Mining Ltd. (a)	6,481,358	68,522,952
Northern Star Resources Ltd.	2,320,000	3,802,671
Papillon Resources Ltd. (a)	3,408,270	5,618,266
Perseus Mining Ltd.:
(Australia) (a)(d)	2,122,134	872,066
(Canada) (a)	1,300,000	526,074
Regis Resources Ltd.	2,525,393	4,151,120
Resolute Mng Ltd. (a)	2,390,161	1,272,406
Saracen Mineral Holdings Ltd. (a)	4,516,787	1,624,104
Silver Lake Resources Ltd. (a)	4,346,985	1,806,641
Troy Resources NL (a)	195,000	145,696
Troy Resources NL (a)(f)	734,826	554,178
		99,946,764
Bailiwick of Jersey - 6.5%
METALS & MINING - 6.5%
Gold - 6.5%
Centamin PLC	1,848,700	1,964,236
Lydian International Ltd. (a)	2,325,200	2,138,508
Polyus Gold International Ltd. (a)(d)	422,400	1,327,111
Polyus Gold International Ltd. sponsored GDR (a)	2,546,431	7,817,543
Randgold Resources Ltd. sponsored ADR	948,695	79,832,684
		93,080,082
Bermuda - 0.9%
METALS & MINING - 0.9%
Gold - 0.8%
Continental Gold Ltd. (a)	3,616,200	11,640,486
Steel - 0.1%
African Minerals Ltd. (a)(d)	1,718,700	877,390
TOTAL METALS & MINING		12,517,876
Canada - 59.0%
METALS & MINING - 59.0%
Diversified Metals & Mining - 0.3%
Ivanhoe Mines Ltd. (a)	1,847,900	2,464,320
Ivanhoe Mines Ltd. Class A Class A warrants 12/10/15 (a)(f)	837,300	138,613
NovaCopper, Inc. (a)	488,333	595,768

	Shares	Value
Sabina Gold & Silver Corp. (a)(d)	980,000	$ 721,052
True Gold Mining, Inc. (a)	126,000	48,092
		3,967,845
Gold - 57.9%
Agnico Eagle Mines Ltd. (Canada)	1,748,401	66,861,504
Alacer Gold Corp.	2,095,563	4,760,453
Alamos Gold, Inc.	1,109,300	10,202,336
Argonaut Gold, Inc. (a)	3,906,062	15,986,366
ATAC Resources Ltd. (a)	67,200	51,298
AuRico Gold, Inc.	203,100	924,625
B2Gold Corp. (a)	15,759,858	40,584,569
Banro Corp. (a)(d)	1,558,182	394,096
Barrick Gold Corp. (d)	3,949,669	72,614,626
Belo Sun Mining Corp. (a)	6,527,400	1,500,828
Centerra Gold, Inc.	1,358,600	8,196,833
Detour Gold Corp. (a)	1,842,200	23,194,811
Detour Gold Corp. (a)(f)	785,900	9,895,126
Eldorado Gold Corp.	8,841,708	73,104,897
Franco-Nevada Corp.	1,247,000	70,257,721
Gabriel Resources Ltd. (a)(d)	1,020,600	929,269
Goldcorp, Inc.	4,570,100	128,322,584
Golden Queen Mining Co. Ltd. (a)	15,000	21,000
GoldQuest Mining Corp. (a)	2,318,500	426,469
Guyana Goldfields, Inc. (a)	2,913,700	8,682,413
Guyana Goldfields, Inc. (a)(f)	155,000	461,878
IAMGOLD Corp. (a)	3,231,800	12,989,024
Kinross Gold Corp. (a)	5,599,691	22,145,380
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	5,485
Kirkland Lake Gold, Inc. (a)(d)	431,000	2,366,477
Lake Shore Gold Corp. (a)(d)	2,806,600	3,149,133
Midas Gold Corp. (a)(d)	100,500	68,399
New Gold, Inc. (a)	6,518,775	42,147,511
NGEx Resources, Inc. (a)	65,000	114,182
Novagold Resources, Inc. (a)	1,993,000	7,863,488
OceanaGold Corp. (a)	2,842,300	7,789,988
Orezone Gold Corp. (a)	372,100	366,180
Osisko Gold Royalties Ltd. (a)	390,093	5,395,934
Pilot Gold, Inc. (a)(d)	1,418,150	1,695,572
Premier Gold Mines Ltd. (a)(e)	9,930,522	25,572,944
Pretium Resources, Inc. (a)	945,438	7,025,788
Pretium Resources, Inc. (a)(f)	225,000	1,672,032
Pretium Resources, Inc. (a)(g)	225,000	1,672,032
Primero Mining Corp. (a)	1,456,200	9,910,678
Probe Mines Ltd. (a)	20,000	43,594
Richmont Mines, Inc. (a)	240,900	666,890
Rio Alto Mining Ltd. (a)	2,567,935	7,274,202
Romarco Minerals, Inc. (a)	13,913,600	10,749,033
Romarco Minerals, Inc. (a)(f)	5,900,000	4,558,080
Roxgold, Inc. (a)	100,000	71,737
Rubicon Minerals Corp. (a)	5,291,402	7,543,156
Sandstorm Gold Ltd. (a)	124,500	739,695
Seabridge Gold, Inc. (a)	601,905	6,976,081
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
SEMAFO, Inc. (a)	2,549,800	$ 11,350,163
Teranga Gold Corp. (a)	85,000	67,231
Teranga Gold Corp. CDI unit (a)	3,338,072	2,634,366
Timmins Gold Corp. (a)	122,600	213,110
Torex Gold Resources, Inc. (a)	16,126,900	26,252,748
Yamana Gold, Inc.	7,413,420	63,136,457
		831,600,472
Precious Metals & Minerals - 0.6%
Chesapeake Gold Corp. (a)	12,000	35,979
Dalradian Resources, Inc. (a)(d)	56,000	43,778
Gold Standard Ventures Corp. (a)	2,125,400	1,290,135
Tahoe Resources, Inc. (a)	299,800	7,676,292
		9,046,184
Silver - 0.2%
MAG Silver Corp. (a)	181,000	1,481,560
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	2
Silver Wheaton Corp.	54,200	1,353,878
		2,835,440
TOTAL METALS & MINING		847,449,941
Cayman Islands - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Endeavour Mining Corp. (a)	8,067,400	6,751,894
Peru - 0.7%
METALS & MINING - 0.7%
Gold - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	664,600	9,676,576
South Africa - 7.1%
METALS & MINING - 7.1%
Gold - 7.1%
AngloGold Ashanti Ltd. (a)	22,700	386,285
AngloGold Ashanti Ltd. sponsored ADR (a)	3,256,608	55,948,525
Gold Fields Ltd. sponsored ADR	5,454,226	26,398,454
Harmony Gold Mining Co. Ltd. (a)	1,484,000	4,514,437
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,747,900	5,313,616
Sibanye Gold Ltd. ADR (d)	1,108,406	10,407,932
		102,969,249
United Kingdom - 0.2%
METALS & MINING - 0.2%
Gold - 0.1%
African Barrick Gold Ltd.	473,600	1,836,673

	Shares	Value
Steel - 0.1%
London Mining PLC (a)	1,735,000	$ 864,108
TOTAL METALS & MINING		2,700,781
United States of America - 6.7%
METALS & MINING - 6.5%
Gold - 6.5%
Allied Nevada Gold Corp. (a)(d)	242,100	924,822
Allied Nevada Gold Corp. (Canada) (a)	30,000	114,600
Gold Resource Corp. (d)	115,000	713,000
McEwen Mining, Inc. (a)(d)	679,110	1,881,135
Newmont Mining Corp.	1,648,200	44,649,738
Royal Gold, Inc.	574,013	44,629,511
		92,912,806
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Peabody Energy Corp.	228,500	3,628,580
TOTAL UNITED STATES OF AMERICA		96,541,386
TOTAL COMMON STOCKS (Cost $1,437,711,679)		1,271,634,549
Commodities - 11.4%

	Troy Ounces
Gold Bullion (a)	70,510	90,765,408
Silver Bullion (a)	3,737,000	72,822,919
TOTAL COMMODITIES (Cost $172,017,399)		163,588,327
Money Market Funds - 5.6%

Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c) (Cost $81,106,259)	81,106,259	81,106,259
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,690,835,337)	1,516,329,135
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(79,255,286)
NET ASSETS - 100%	$ 1,437,073,849
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,279,907 or 1.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,672,032 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,242
Fidelity Securities Lending Cash Central Fund	278,384
Total	$ 283,626
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 225,764,683	$ 40,950,015	$ 92,719,578	$ -	$ 163,479,584
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Premier Gold Mines Ltd.	$ 20,772,705	$ 745,046	$ 668,621	$ -	$ 25,572,944
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,271,634,549	$ 1,266,733,825	$ 4,900,724	$ -
Commodities	163,588,327	163,588,327	-	-
Money Market Funds	81,106,259	81,106,259	-	-
Total Investments in Securities:	$ 1,516,329,135	$ 1,511,428,411	$ 4,900,724	$ -

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $78,441,406) - See accompanying schedule: Unaffiliated issuers (cost $1,407,227,391)	$ 1,246,061,605
Fidelity Central Funds (cost $81,106,259)	81,106,259
Commodities (cost $172,017,399)	163,588,327
Other affiliated issuers (cost $30,484,288)	25,572,944
Total Investments (cost $1,690,835,337)		$ 1,516,329,135
Receivable for investments sold		2,605,757
Receivable for fund shares sold		1,853,739
Dividends receivable		473,328
Distributions receivable from Fidelity Central Funds		23,405
Other receivables		15,209
Total assets		1,521,300,573

Liabilities
Payable to custodian bank	$ 154,809
Payable for fund shares redeemed	1,747,359
Accrued management fee	656,047
Distribution and service plan fees payable	60,940
Other affiliated payables	348,555
Other payables and accrued expenses	152,755
Collateral on securities loaned, at value	81,106,259
Total liabilities		84,226,724

Net Assets		$ 1,437,073,849
Net Assets consist of:
Paid in capital		$ 2,610,287,649
Accumulated net investment loss		(1,888,519)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(996,818,405)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(174,506,876)
Net Assets		$ 1,437,073,849

Consolidated Statement of Assets and Liabilities -
continued

August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,568,399 ÷ 2,727,304 shares)	$ 22.94

Maximum offering price per share (100/94.25 of $22.94)	$ 24.34
Class T: Net Asset Value and redemption price per share ($19,976,392 ÷ 883,317 shares)	$ 22.62

Maximum offering price per share (100/96.50 of $22.62)	$ 23.44
Class B: Net Asset Value and offering price per share ($3,905,273 ÷ 177,895 shares)A	$ 21.95

Class C: Net Asset Value and offering price per share ($44,249,581 ÷ 2,023,903 shares)A	$ 21.86

Gold: Net Asset Value, offering price and redemption price per share ($1,272,990,344 ÷ 54,414,711 shares)	$ 23.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($33,383,860 ÷ 1,427,022 shares)	$ 23.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Gold Portfolio
Consolidated Financial Statements - continued

Consolidated Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,060,728
Income from Fidelity Central Funds (including $278,384 from security lending)		283,626
Income before foreign taxes withheld		5,344,354
Less foreign taxes withheld		(625,339)
Total income		4,719,015

Expenses
Management fee	$ 4,105,007
Transfer agent fees	1,794,887
Distribution and service plan fees	334,109
Accounting and security lending fees	322,049
Custodian fees and expenses	168,493
Independent trustees' compensation	15,558
Registration fees	88,782
Audit	22,804
Interest	472
Miscellaneous	20,473
Total expenses before reductions	6,872,634
Expense reductions	(273,184)	6,599,450
Net investment income (loss)		(1,880,435)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(117,384,422)
Other affiliated issuers	(897,919)
Commodities	(1,197,775)
Foreign currency transactions	97,184
Total net realized gain (loss)		(119,382,932)
Change in net unrealized appreciation (depreciation) on: Investments	175,829,080
Assets and liabilities in foreign currencies	(3,669)
Commodities	(8,927,929)
Total change in net unrealized appreciation (depreciation)		166,897,482
Net gain (loss)		47,514,550
Net increase (decrease) in net assets resulting from operations		$ 45,634,115

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,880,435)	$ 3,413,053
Net realized gain (loss)	(119,382,932)	(556,608,289)
Change in net unrealized appreciation (depreciation)	166,897,482	(88,077,933)
Net increase (decrease) in net assets resulting from operations	45,634,115	(641,273,169)
Share transactions - net increase (decrease)	(109,278,117)	(461,130,558)
Redemption fees	119,531	396,348
Total increase (decrease) in net assets	(63,524,471)	(1,102,007,379)

Net Assets
Beginning of period	1,500,598,320	2,602,605,699
End of period (including accumulated net investment loss of $1,888,519 and accumulated net investment loss of $8,084, respectively)	$ 1,437,073,849	$ 1,500,598,320

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.01	$ 30.25	$ 45.37	$ 50.92	$ 40.50	$ 30.45
Income from Investment Operations
Net investment income (loss) E	(.06)	-K	.07	(.13)	(.30)	(.25)
Net realized and unrealized gain (loss)	.99	(8.25)	(15.19)	(2.83)	15.28	11.00
Total from investment operations	.93	(8.25)	(15.12)	(2.96)	14.98	10.75
Distributions from net realized gain	-	-	-	(2.59)	(4.57)	(.71)
Redemption fees added to paid in capitalE	-K	.01	-K	-K	.01	.01
Net asset value, end of period	$ 22.94	$ 22.01	$ 30.25	$ 45.37	$ 50.92	$ 40.50
Total ReturnB, C, D	4.23%	(27.24)%	(33.33)%	(6.24)%	36.99%	35.19%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24%A	1.21%	1.18%	1.14%	1.16%	1.21%
Expenses net of fee waivers, if any	1.20%A	1.19%	1.17%	1.14%	1.15%	1.19%
Expenses net of all reductions	1.20%A	1.18%	1.17%	1.14%	1.14%	1.17%
Net investment income (loss)	(.52)%A	-%H	.18%	(.28)%	(.63)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,568	$ 60,270	$ 101,202	$ 152,969	$ 149,178	$ 82,413
Portfolio turnover rateG	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.73	$ 29.95	$ 45.04	$ 50.68	$ 40.34	$ 30.36
Income from Investment Operations
Net investment income (loss) E	(.09)	(.06)	(.03)	(.27)	(.43)	(.36)
Net realized and unrealized gain (loss)	.98	(8.17)	(15.06)	(2.80)	15.21	10.96
Total from investment operations	.89	(8.23)	(15.09)	(3.07)	14.78	10.60
Distributions from net realized gain	-	-	-	(2.57)	(4.45)	(.63)
Redemption fees added to paid in capitalE	-J	.01	-J	-J	.01	.01
Net asset value, end of period	$ 22.62	$ 21.73	$ 29.95	$ 45.04	$ 50.68	$ 40.34
Total ReturnB, C, D	4.10%	(27.45)%	(33.50)%	(6.49)%	36.62%	34.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51%A	1.49%	1.45%	1.43%	1.44%	1.51%
Expenses net of fee waivers, if any	1.47%A	1.47%	1.44%	1.42%	1.42%	1.49%
Expenses net of all reductions	1.47%A	1.46%	1.44%	1.42%	1.42%	1.47%
Net investment income (loss)	(.80)%A	(.28)%	(.09)%	(.57)%	(.90)%	(.93)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,976	$ 18,402	$ 24,913	$ 40,664	$ 45,846	$ 26,256
Portfolio turnover rateG	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.14	$ 29.27	$ 44.24	$ 50.02	$ 39.87	$ 30.08
Income from Investment Operations
Net investment income (loss) E	(.13)	(.16)	(.21)	(.49)	(.66)	(.55)
Net realized and unrealized gain (loss)	.94	(7.98)	(14.76)	(2.76)	15.02	10.84
Total from investment operations	.81	(8.14)	(14.97)	(3.25)	14.36	10.29
Distributions from net realized gain	-	-	-	(2.53)	(4.21)	(.51)
Redemption fees added to paid in capitalE	-J	.01	-J	-J	-J	.01
Net asset value, end of period	$ 21.95	$ 21.14	$ 29.27	$ 44.24	$ 50.02	$ 39.87
Total ReturnB, C, D	3.83%	(27.78)%	(33.84)%	(6.95)%	35.97%	34.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99%A	1.95%	1.93%	1.90%	1.93%	2.00%
Expenses net of fee waivers, if any	1.95%A	1.93%	1.92%	1.90%	1.92%	1.98%
Expenses net of all reductions	1.95%A	1.93%	1.91%	1.90%	1.91%	1.96%
Net investment income (loss)	(1.27)%A	(.75)%	(.57)%	(1.04)%	(1.39)%	(1.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,905	$ 4,373	$ 9,423	$ 20,894	$ 26,837	$ 18,340
Portfolio turnover rateG	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.06	$ 29.15	$ 44.05	$ 49.81	$ 39.75	$ 30.00
Income from Investment Operations
Net investment income (loss) E	(.13)	(.16)	(.20)	(.47)	(.64)	(.53)
Net realized and unrealized gain (loss)	.93	(7.94)	(14.70)	(2.76)	14.98	10.80
Total from investment operations	.80	(8.10)	(14.90)	(3.23)	14.34	10.27
Distributions from net realized gain	-	-	-	(2.53)	(4.28)	(.53)
Redemption fees added to paid in capitalE	-J	.01	-J	-J	-J	.01
Net asset value, end of period	$ 21.86	$ 21.06	$ 29.15	$ 44.05	$ 49.81	$ 39.75
Total ReturnB, C, D	3.80%	(27.75)%	(33.83)%	(6.93)%	36.01%	34.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.97%A	1.96%	1.93%	1.87%	1.89%	1.97%
Expenses net of fee waivers, if any	1.93%A	1.94%	1.92%	1.87%	1.88%	1.95%
Expenses net of all reductions	1.93%A	1.93%	1.91%	1.87%	1.87%	1.93%
Net investment income (loss)	(1.25)%A	(.76)%	(.57)%	(1.01)%	(1.35)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,250	$ 33,811	$ 37,787	$ 67,996	$ 72,431	$ 38,624
Portfolio turnover rateG	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.41	$ 30.72	$ 45.96	$ 51.44	$ 40.85	$ 30.67
Income from Investment Operations
Net investment income (loss) D	(.02)	.06	.16	(.02)	(.18)	(.16)
Net realized and unrealized gain (loss)	1.00	(8.38)	(15.40)	(2.85)	15.43	11.10
Total from investment operations	.98	(8.32)	(15.24)	(2.87)	15.25	10.94
Distributions from net realized gain	-	-	-	(2.61)	(4.67)	(.77)
Redemption fees added to paid in capitalD	-I	.01	-I	-I	.01	.01
Net asset value, end of period	$ 23.39	$ 22.41	$ 30.72	$ 45.96	$ 51.44	$ 40.85
Total ReturnB, C	4.37%	(27.05)%	(33.16)%	(6.00)%	37.35%	35.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.94%A	.94%	.93%	.89%	.91%	.98%
Expenses net of fee waivers, if any	.90%A	.92%	.92%	.89%	.90%	.96%
Expenses net of all reductions	.90%A	.91%	.92%	.89%	.89%	.94%
Net investment income (loss)	(.22)%A	.27%	.43%	(.03)%	(.37)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,272,990	$ 1,275,913	$ 2,301,019	$ 3,924,440	$ 4,250,249	$ 2,839,664
Portfolio turnover rateF	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 22.41	$ 30.69	$ 45.87	$ 51.32	$ 40.77	$ 30.65
Income from Investment Operations
Net investment income (loss) D	(.02)	.07	.20	.02	(.15)	(.15)
Net realized and unrealized gain (loss)	1.00	(8.36)	(15.38)	(2.85)	15.41	11.08
Total from investment operations	.98	(8.29)	(15.18)	(2.83)	15.26	10.93
Distributions from net realized gain	-	-	-	(2.62)	(4.72)	(.82)
Redemption fees added to paid in capitalD	-I	.01	-I	-I	.01	.01
Net asset value, end of period	$ 23.39	$ 22.41	$ 30.69	$ 45.87	$ 51.32	$ 40.77
Total ReturnB, C	4.37%	(26.98)%	(33.09)%	(5.94)%	37.45%	35.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.89%A	.87%	.84%	.82%	.85%	.95%
Expenses net of fee waivers, if any	.85%A	.85%	.83%	.81%	.84%	.93%
Expenses net of all reductions	.85%A	.84%	.82%	.81%	.83%	.91%
Net investment income (loss)	(.18)%A	.34%	.52%	.04%	(.31)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,384	$ 107,830	$ 128,262	$ 168,548	$ 137,246	$ 38,037
Portfolio turnover rateF	20% A	56%	18%	22%	35%	46%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the Consolidated financial statements.

Semiannual Report

Gold Portfolio

Notes to Consolidated Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2014, the Fund held an investment of $163,479,584 in the Subsidiary, representing 11.4% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Gold Portfolio
Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, net operating losses, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 195,135,239
Gross unrealized depreciation	(496,323,357)
Net unrealized appreciation (depreciation) on securities	$ (301,188,118)

Tax cost	$ 1,817,408,510

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (124,603,254)
Long-term	(632,172,419)
Total capital loss carryforward	$ (756,775,673)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $139,114,311 and $240,661,834, respectively.

Semiannual Report

Gold Portfolio
Notes to Consolidated Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .59% of the Fund's average net assets.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 73,750	$ 138
Class T	.25%	.25%	46,810	-
Class B	.75%	.25%	19,713	14,785
Class C	.75%	.25%	193,836	54,557
			$ 334,109	$ 69,480

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,614
Class T	4,647
Class B*	4,264
Class C*	4,292
$ 30,817

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 91,100.31
Class T	31,012.33
Class B	6,043.31
Class C	55,672.29
Gold	1,559,082.25
Institutional Class	51,978.21
	$ 1,794,887

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $5,877 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,422,083.32%		$ 472

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $968 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $273,184.

Semiannual Report

Gold Portfolio
Notes to Consolidated Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	536,440	1,443,614	$ 11,734,840	$ 31,671,750
Shares redeemed	(546,928)	(2,051,264)	(11,688,061)	(45,809,186)
Net increase (decrease)	(10,488)	(607,650)	$ 46,779	$ (14,137,436)
Class T
Shares sold	155,053	364,459	$ 3,318,588	$ 7,796,316
Shares redeemed	(118,560)	(349,602)	(2,519,336)	(7,601,870)
Net increase (decrease)	36,493	14,857	$ 799,252	$ 194,446
Class B
Shares sold	3,122	23,041	$ 67,198	$ 484,615
Shares redeemed	(32,023)	(138,145)	(662,478)	(3,024,154)
Net increase (decrease)	(28,901)	(115,104)	$ (595,280)	$ (2,539,539)
Class C
Shares sold	603,790	877,429	$ 12,375,699	$ 17,346,606
Shares redeemed	(185,597)	(567,911)	(3,859,924)	(12,102,759)
Net increase (decrease)	418,193	309,518	$ 8,515,775	$ 5,243,847
Gold
Shares sold	10,644,098	32,449,288	$ 238,399,325	$ 718,341,081
Shares redeemed	(13,152,770)	(50,439,253)	(285,912,218)	(1,182,529,714)
Net increase (decrease)	(2,508,672)	(17,989,965)	$ (47,512,893)	$ (464,188,633)
Institutional Class
Shares sold	1,171,587	2,126,861	$ 26,381,334	$ 46,661,254
Shares redeemed	(4,556,503)	(1,494,359)	(96,913,084)	(32,364,497)
Net increase (decrease)	(3,384,916)	632,502	$ (70,531,750)	$ 14,296,757

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	1.06%
Actual		$ 1,000.00	$ 1,046.30	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class T	1.37%
Actual		$ 1,000.00	$ 1,044.70	$ 7.06
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class B	1.90%
Actual		$ 1,000.00	$ 1,041.80	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.63	$ 9.65
Class C	1.82%
Actual		$ 1,000.00	$ 1,042.30	$ 9.37
HypotheticalA		$ 1,000.00	$ 1,016.03	$ 9.25
Materials	.80%
Actual		$ 1,000.00	$ 1,047.60	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,047.60	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.2	6.8
Monsanto Co.	8.1	9.4
Praxair, Inc.	5.5	5.6
Freeport-McMoRan Copper & Gold, Inc.	5.3	0.0
FMC Corp.	4.2	5.4
Eastman Chemical Co.	4.0	4.9
CF Industries Holdings, Inc.	3.9	4.4
Rock-Tenn Co. Class A	3.7	3.6
Sherwin-Williams Co.	3.2	2.8
W.R. Grace & Co.	3.1	3.2
	49.2
Top Industries (% of fund's net assets)
As of August 31, 2014
Chemicals	65.6%
Metals & Mining	14.8%
Containers & Packaging	10.4%
Construction Materials	5.2%
Oil, Gas & Consumable Fuels	2.0%
All Others*	2.0%

As of February 28, 2014
Chemicals	69.7%
Containers & Packaging	9.8%
Metals & Mining	6.9%
Construction Materials	5.7%
Paper & Forest Products	4.7%
All Others*	3.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Materials Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CHEMICALS - 65.6%
Commodity Chemicals - 17.0%
Axiall Corp.	1,334,757	$ 55,499,196
Cabot Corp.	942,787	51,645,872
Koppers Holdings, Inc.	312,400	11,593,164
LyondellBasell Industries NV Class A	1,667,796	190,712,469
Methanex Corp.	737,700	49,324,740
Orion Engineered Carbons SA (a)	800,200	13,659,414
Westlake Chemical Corp.	239,200	23,233,496
		395,668,351
Diversified Chemicals - 12.6%
E.I. du Pont de Nemours & Co.	941,400	62,235,954
Eastman Chemical Co.	1,131,830	93,342,020
FMC Corp.	1,479,836	97,876,353
Huntsman Corp.	1,410,200	37,920,278
		291,374,605
Fertilizers & Agricultural Chemicals - 14.7%
CF Industries Holdings, Inc.	350,062	90,200,476
Monsanto Co.	1,620,030	187,356,470
Potash Corp. of Saskatchewan, Inc. (d)	638,320	22,420,161
The Mosaic Co.	872,800	41,684,928
		341,662,035
Industrial Gases - 7.2%
Airgas, Inc.	357,596	39,471,446
Praxair, Inc.	970,874	127,718,475
		167,189,921
Specialty Chemicals - 14.1%
Cytec Industries, Inc.	315,414	32,500,259
Ecolab, Inc.	264,320	30,349,222
Innospec, Inc.	611,075	25,775,144
NewMarket Corp.	85,829	34,922,962
Sherwin-Williams Co.	340,554	74,278,233
Sigma Aldrich Corp.	547,421	56,931,784
W.R. Grace & Co. (a)	729,840	72,276,055
		327,033,659
TOTAL CHEMICALS		1,522,928,571
CONSTRUCTION MATERIALS - 5.2%
Construction Materials - 5.2%
Eagle Materials, Inc.	620,655	63,250,951
Vulcan Materials Co.	898,535	56,949,148
		120,200,099

	Shares	Value
CONTAINERS & PACKAGING - 10.4%
Metal & Glass Containers - 2.2%
Aptargroup, Inc.	719,124	$ 46,131,805
Silgan Holdings, Inc.	100,176	5,043,862
		51,175,667
Paper Packaging - 8.2%
Graphic Packaging Holding Co. (a)	5,079,695	64,969,299
Packaging Corp. of America	593,000	40,318,070
Rock-Tenn Co. Class A	1,751,542	86,105,805
		191,393,174
TOTAL CONTAINERS & PACKAGING		242,568,841
ENERGY EQUIPMENT & SERVICES - 0.6%
Oil & Gas Equipment & Services - 0.6%
Aspen Aerogels, Inc. (a)(e)	1,452,584	13,896,871
METALS & MINING - 14.8%
Aluminum - 0.9%
Constellium NV (a)	741,900	21,129,312
Diversified Metals & Mining - 5.7%
Copper Mountain Mining Corp. (a)	3,636,327	9,798,987
Freeport-McMoRan Copper & Gold, Inc.	3,373,000	122,676,010
		132,474,997
Gold - 2.2%
Franco-Nevada Corp.	312,100	17,584,150
Royal Gold, Inc.	428,704	33,331,736
		50,915,886
Steel - 6.0%
Carpenter Technology Corp.	568,033	31,088,446
Nucor Corp.	1,084,600	58,915,472
TimkenSteel Corp. (a)	378,300	18,075,174
United States Steel Corp. (d)	391,800	15,143,070
Worthington Industries, Inc.	420,672	17,011,976
		140,234,138
TOTAL METALS & MINING		344,754,333
OIL, GAS & CONSUMABLE FUELS - 2.0%
Coal & Consumable Fuels - 2.0%
Peabody Energy Corp. (d)	2,857,637	45,379,276
PAPER & FOREST PRODUCTS - 1.1%
Forest Products - 1.1%
Boise Cascade Co. (a)	870,966	26,181,238
TOTAL COMMON STOCKS (Cost $1,775,342,656)		2,315,909,229
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	8,774,526	$ 8,774,526
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	45,489,040	45,489,040
TOTAL MONEY MARKET FUNDS (Cost $54,263,566)		54,263,566
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,829,606,222)	2,370,172,795
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(47,355,015)
NET ASSETS - 100%	$ 2,322,817,780
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,786
Fidelity Securities Lending Cash Central Fund	113,107
Total	$ 128,893
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$ -	$ 9,986,520	$ -	$ -	$ 13,896,871
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,315,909,229	$ 2,302,012,358	$ 13,896,871	$ -
Money Market Funds	54,263,566	54,263,566	-	-
Total Investments in Securities:	$ 2,370,172,795	$ 2,356,275,924	$ 13,896,871	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.1%
Netherlands	9.1%
Canada	4.2%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,267,781) - See accompanying schedule: Unaffiliated issuers (cost $1,765,356,136)	$ 2,302,012,358
Fidelity Central Funds (cost $54,263,566)	54,263,566
Other affiliated issuers (cost $9,986,520)	13,896,871
Total Investments (cost $1,829,606,222)		$ 2,370,172,795
Receivable for investments sold		7,739,257
Receivable for fund shares sold		2,426,209
Dividends receivable		2,471,171
Distributions receivable from Fidelity Central Funds		7,136
Other receivables		30,380
Total assets		2,382,846,948

Liabilities
Payable for investments purchased	$ 7,471,911
Payable for fund shares redeemed	5,316,713
Accrued management fee	1,045,933
Distribution and service plan fees payable	196,266
Other affiliated payables	453,324
Other payables and accrued expenses	55,981
Collateral on securities loaned, at value	45,489,040
Total liabilities		60,029,168

Net Assets		$ 2,322,817,780
Net Assets consist of:
Paid in capital		$ 1,677,498,700
Undistributed net investment income		3,689,834
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		101,062,673
Net unrealized appreciation (depreciation) on investments		540,566,573
Net Assets		$ 2,322,817,780

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($351,344,967 ÷ 3,998,663 shares)	$ 87.87

Maximum offering price per share (100/94.25 of $87.87)	$ 93.23
Class T: Net Asset Value and redemption price per share ($48,664,893 ÷ 557,528 shares)	$ 87.29

Maximum offering price per share (100/96.50 of $87.29)	$ 90.46
Class B: Net Asset Value and offering price per share ($7,875,321 ÷ 91,925 shares)A	$ 85.67

Class C: Net Asset Value and offering price per share ($118,789,827 ÷ 1,390,225 shares)A	$ 85.45

Materials: Net Asset Value, offering price and redemption price per share ($1,296,810,303 ÷ 14,685,364 shares)	$ 88.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($499,332,469 ÷ 5,664,258 shares)	$ 88.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 16,706,435
Interest		231,020
Income from Fidelity Central Funds		128,893
Total income		17,066,348

Expenses
Management fee	$ 6,070,582
Transfer agent fees	2,307,804
Distribution and service plan fees	1,164,929
Accounting and security lending fees	337,128
Custodian fees and expenses	20,428
Independent trustees' compensation	23,950
Registration fees	82,803
Audit	23,730
Legal	1,282
Miscellaneous	13,730
Total expenses before reductions	10,046,366
Expense reductions	(2,720)	10,043,646
Net investment income (loss)		7,022,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101,870,622
Foreign currency transactions	(39,152)
Redemption in-kind with affiliated entities	6,050,156
Total net realized gain (loss)		107,881,626
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,088,901)
Assets and liabilities in foreign currencies	2,668
Total change in net unrealized appreciation (depreciation)		(12,086,233)
Net gain (loss)		95,795,393
Net increase (decrease) in net assets resulting from operations		$ 102,818,095

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,022,702	$ 11,130,072
Net realized gain (loss)	107,881,626	105,883,339
Change in net unrealized appreciation (depreciation)	(12,086,233)	227,365,491
Net increase (decrease) in net assets resulting from operations	102,818,095	344,378,902
Distributions to shareholders from net investment income	(2,516,941)	(9,652,596)
Distributions to shareholders from net realized gain	(56,661,061)	(36,877,810)
Total distributions	(59,178,002)	(46,530,406)
Share transactions - net increase (decrease)	215,699,105	29,379,358
Redemption fees	23,698	36,980
Total increase (decrease) in net assets	259,362,896	327,264,834

Net Assets
Beginning of period	2,063,454,884	1,736,190,050
End of period (including undistributed net investment income of $3,689,834 and distributions in excess of net investment income of $815,927, respectively)	$ 2,322,817,780	$ 2,063,454,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.46	$ 73.44	$ 69.23	$ 69.96	$ 52.54	$ 27.65
Income from Investment Operations
Net investment income (loss) E	.21	.36	.70	.40	1.08H	.30I
Net realized and unrealized gain (loss)	3.62	14.56	5.69	(.35)	17.40	24.90
Total from investment operations	3.83	14.92	6.39	.05	18.48	25.20
Distributions from net investment income	(.08)	(.30)	(.63)	(.40)	(1.06)	(.32)
Distributions from net realized gain	(2.34)	(1.60)	(1.55)	(.38)	(.01)	-
Total distributions	(2.42)	(1.90)	(2.18)	(.78)	(1.07)	(.32)
Redemption fees added to paid in capitalE	-M	-M	-M	-M	.01	.01
Net asset value, end of period	$ 87.87	$ 86.46	$ 73.44	$ 69.23	$ 69.96	$ 52.54
Total ReturnB, C, D	4.63%	20.46%	9.40%	.21%	35.33%	91.25%
Ratios to Average Net Assets F, J
Expenses before reductions	1.06%A	1.10%	1.13%	1.13%	1.16%	1.23%
Expenses net of fee waivers, if any	1.06%A	1.10%	1.13%	1.13%	1.16%	1.23%
Expenses net of all reductions	1.06%A	1.09%	1.12%	1.13%	1.15%	1.22%
Net investment income (loss)	.48%A	.45%	1.02%	.61%	1.81%H	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 351,345	$ 336,777	$ 219,627	$ 157,781	$ 124,160	$ 52,352
Portfolio turnover rateG	62% A, N	53%	61%	94%	87%	104%K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 85.99	$ 73.05	$ 68.91	$ 69.68	$ 52.35	$ 27.56
Income from Investment Operations
Net investment income (loss) E	.08	.12	.50	.21	.90H	.16I
Net realized and unrealized gain (loss)	3.60	14.48	5.66	(.35)	17.34	24.81
Total from investment operations	3.68	14.60	6.16	(.14)	18.24	24.97
Distributions from net investment income	(.04)	(.06)	(.46)	(.25)	(.92)	(.19)
Distributions from net realized gain	(2.34)	(1.60)	(1.55)	(.38)	-	-
Total distributions	(2.38)	(1.66)	(2.02)N	(.63)	(.92)	(.19)
Redemption fees added to paid in capitalE	-M	-M	-M	-M	.01	.01
Net asset value, end of period	$ 87.29	$ 85.99	$ 73.05	$ 68.91	$ 69.68	$ 52.35
Total ReturnB, C, D	4.47%	20.10%	9.10%	(.09)%	34.98%	90.70%
Ratios to Average Net Assets F, J
Expenses before reductions	1.37%A	1.40%	1.42%	1.42%	1.44%	1.52%
Expenses net of fee waivers, if any	1.37%A	1.40%	1.42%	1.42%	1.44%	1.52%
Expenses net of all reductions	1.37%A	1.39%	1.41%	1.41%	1.43%	1.51%
Net investment income (loss)	.18%A	.15%	.73%	.33%	1.54%H	.35%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,665	$ 45,223	$ 37,860	$ 28,290	$ 25,570	$ 14,712
Portfolio turnover rateG	62% A, O	53%	61%	94%	87%	104%K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NTotal distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share. OPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 84.63	$ 72.21	$ 68.13	$ 68.95	$ 51.86	$ 27.35
Income from Investment Operations
Net investment income (loss) E	(.15)	(.28)	.16	(.11)	.60H	(.07) I
Net realized and unrealized gain (loss)	3.53	14.28	5.57	(.33)	17.13	24.61
Total from investment operations	3.38	14.00	5.73	(.44)	17.73	24.54
Distributions from net investment income	-	-	(.10)	-	(.65)	(.04)
Distributions from net realized gain	(2.34)	(1.58)	(1.55)	(.38)	-	-
Total distributions	(2.34)	(1.58)	(1.65)	(.38)	(.65)	(.04)
Redemption fees added to paid in capitalE	-M	-M	-M	-M	.01	.01
Net asset value, end of period	$ 85.67	$ 84.63	$ 72.21	$ 68.13	$ 68.95	$ 51.86
Total ReturnB, C, D	4.18%	19.50%	8.55%	(.57)%	34.29%	89.79%
Ratios to Average Net Assets F, J
Expenses before reductions	1.90%A	1.90%	1.92%	1.91%	1.93%	2.02%
Expenses net of fee waivers, if any	1.90%A	1.90%	1.92%	1.91%	1.93%	2.02%
Expenses net of all reductions	1.90%A	1.90%	1.91%	1.91%	1.92%	2.01%
Net investment income (loss)	(.35)%A	(.36)%	.24%	(.17)%	1.04%H	(.15)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,875	$ 8,671	$ 10,218	$ 11,040	$ 13,507	$ 9,538
Portfolio turnover rateG	62% A, N	53%	61%	94%	87%	104%K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012L	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 84.38	$ 71.96	$ 67.98	$ 68.78	$ 51.79	$ 27.31
Income from Investment Operations
Net investment income (loss) E	(.12)	(.23)	.18	(.10)	.61H	(.06) I
Net realized and unrealized gain (loss)	3.53	14.23	5.55	(.32)	17.09	24.57
Total from investment operations	3.41	14.00	5.73	(.42)	17.70	24.51
Distributions from net investment income	-	-	(.20)	-	(.72)	(.04)
Distributions from net realized gain	(2.34)	(1.58)	(1.55)	(.38)	-	-
Total distributions	(2.34)	(1.58)	(1.75)	(.38)	(.72)	(.04)
Redemption fees added to paid in capitalE	-M	-M	-M	-M	.01	.01
Net asset value, end of period	$ 85.45	$ 84.38	$ 71.96	$ 67.98	$ 68.78	$ 51.79
Total ReturnB, C, D	4.23%	19.56%	8.58%	(.55)%	34.29%	89.82%
Ratios to Average Net Assets F, J
Expenses before reductions	1.82%A	1.85%	1.89%	1.89%	1.93%	2.01%
Expenses net of fee waivers, if any	1.82%A	1.85%	1.89%	1.89%	1.93%	2.01%
Expenses net of all reductions	1.82%A	1.84%	1.88%	1.89%	1.92%	2.00%
Net investment income (loss)	(.28)%A	(.30)%	.26%	(.15)%	1.04%H	(.13)%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,790	$ 106,879	$ 75,007	$ 58,296	$ 46,525	$ 20,469
Portfolio turnover rateG	62% A, N	53%	61%	94%	87%	104%K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KThe portfolio turnover rate does not include the assets acquired in the merger. LFor the year ended February 29. MAmount represents less than $.01 per share. NPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012K	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.81	$ 73.68	$ 69.41	$ 70.11	$ 52.61	$ 27.66
Income from Investment Operations
Net investment income (loss) D	.32	.58	.90	.60	1.25G	.43H
Net realized and unrealized gain (loss)	3.64	14.63	5.71	(.37)	17.43	24.91
Total from investment operations	3.96	15.21	6.61	.23	18.68	25.34
Distributions from net investment income	(.12)	(.48)	(.79)	(.55)	(1.16)	(.40)
Distributions from net realized gain	(2.34)	(1.60)	(1.55)	(.38)	(.03)	-
Total distributions	(2.46)	(2.08)	(2.34)	(.93)	(1.19)	(.40)
Redemption fees added to paid in capitalD	-L	-L	-L	-L	.01	.01
Net asset value, end of period	$ 88.31	$ 86.81	$ 73.68	$ 69.41	$ 70.11	$ 52.61
Total ReturnB, C	4.76%	20.80%	9.71%	.49%	35.70%	91.77%
Ratios to Average Net Assets E, I
Expenses before reductions	.80%A	.82%	.85%	.85%	.88%	.96%
Expenses net of fee waivers, if any	.80%A	.82%	.85%	.85%	.88%	.96%
Expenses net of all reductions	.80%A	.82%	.84%	.84%	.87%	.94%
Net investment income (loss)	.75%A	.73%	1.30%	.90%	2.10%G	.92%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,296,810	$ 1,231,942	$ 1,146,782	$ 1,089,619	$ 1,195,371	$ 604,475
Portfolio turnover rateF	62% A, M	53%	61%	94%	87%	104%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the year ended February 29. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012K	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 86.66	$ 73.57	$ 69.35	$ 70.05	$ 52.58	$ 27.66
Income from Investment Operations
Net investment income (loss) D	.32	.59	.90	.60	1.28G	.46H
Net realized and unrealized gain (loss)	3.63	14.60	5.70	(.36)	17.40	24.89
Total from investment operations	3.95	15.19	6.60	.24	18.68	25.35
Distributions from net investment income	(.12)	(.50)	(.83)	(.56)	(1.19)	(.44)
Distributions from net realized gain	(2.34)	(1.60)	(1.55)	(.38)	(.03)	-
Total distributions	(2.46)	(2.10)	(2.38)	(.94)	(1.22)	(.44)
Redemption fees added to paid in capitalD	-L	-L	-L	-L	.01	.01
Net asset value, end of period	$ 88.15	$ 86.66	$ 73.57	$ 69.35	$ 70.05	$ 52.58
Total ReturnB, C	4.76%	20.81%	9.71%	.50%	35.73%	91.79%
Ratios to Average Net Assets E, I
Expenses before reductions	.80%A	.81%	.85%	.84%	.86%	.94%
Expenses net of fee waivers, if any	.80%A	.81%	.85%	.84%	.86%	.94%
Expenses net of all reductions	.80%A	.81%	.84%	.83%	.85%	.93%
Net investment income (loss)	.75%A	.74%	1.30%	.91%	2.11%G	.94%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 499,332	$ 333,963	$ 246,696	$ 89,299	$ 85,130	$ 13,670
Portfolio turnover rateF	62% A, M	53%	61%	94%	87%	104%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KFor the year ended February 29. LAmount represents less than $.01 per share. MPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Materials Portfolio
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), original issue discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 557,401,010
Gross unrealized depreciation	(18,636,014)
Net unrealized appreciation (depreciation) on securities	$ 538,764,996

Tax cost	$ 1,831,407,799

Capital loss carryforwards are only available to offset future gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act or 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration:
2017	$ (1,422,248)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$ (2,526,023)

The Fund acquired $2,526,023 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $834,835,948 and $674,259,935, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 440,471	$ 1,019
Class T	.25%	.25%	116,020	-
Class B	.75%	.25%	40,915	30,686
Class C	.75%	.25%	567,523	141,673
			$ 1,164,929	$ 173,378

Semiannual Report

Materials Portfolio
Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 91,253
Class T	7,152
Class B*	3,852
Class C*	6,898
$ 109,155

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 385,700.22
Class T	63,718.27
Class B	12,353.30
Class C	128,488.23
Materials	1,294,754.20
Institutional Class	422,791.20
	$ 2,307,804

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,264 for the period.

Redemptions In-Kind. During the period, 206,748 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $17,590,149. The net realized gain of $6,050,156 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. During the period, certain investment companies managed by the investment adviser or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and investments valued at $22,792,169 in exchange for 267,891 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,777 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $113,107.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,712 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Class A	$ 326,954	$ 1,076,918
Class T	20,540	29,833
Materials	1,686,858	6,872,385
Institutional Class	482,589	1,673,460
Total	$ 2,516,941	$ 9,652,596
From net realized gain
Class A	$ 9,317,775	$ 5,762,988
Class T	1,230,799	809,850
Class B	230,017	165,553
Class C	3,075,766	1,915,182
Materials	33,408,313	22,724,072
Institutional Class	9,398,391	5,500,165
Total	$ 56,661,061	$ 36,877,810

Semiannual Report

Materials Portfolio
Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	745,612	1,797,224	$ 64,137,061	$ 142,257,752
Reinvestment of distributions	108,082	72,401	8,867,040	5,951,034
Shares redeemed	(750,192)	(965,142)	(64,733,702)	(75,392,440)
Net increase (decrease)	103,502	904,483	$ 8,270,399	$ 72,816,346
Class T
Shares sold	69,973	170,035	$ 5,996,999	$ 13,444,901
Reinvestment of distributions	14,571	9,678	1,189,018	792,607
Shares redeemed	(52,911)	(172,106)	(4,525,124)	(13,187,903)
Net increase (decrease)	31,633	7,607	$ 2,660,893	$ 1,049,605
Class B
Shares sold	1,995	7,873	$ 168,223	$ 603,147
Reinvestment of distributions	2,586	1,836	207,560	148,096
Shares redeemed	(15,123)	(48,755)	(1,270,515)	(3,688,524)
Net increase (decrease)	(10,542)	(39,046)	$ (894,732)	$ (2,937,281)
Class C
Shares sold	216,754	450,706	$ 18,214,811	$ 34,616,884
Reinvestment of distributions	33,059	19,891	2,645,367	1,600,154
Shares redeemed	(126,280)	(246,286)	(10,569,843)	(18,989,979)
Net increase (decrease)	123,533	224,311	$ 10,290,335	$ 17,227,059
Materials
Shares sold	1,378,564	3,222,449	$ 119,091,922	$ 254,476,294
Reinvestment of distributions	404,240	341,183	33,297,259	28,082,183
Shares redeemed	(1,289,099)	(4,936,489)	(111,600,188)	(386,209,902)
Net increase (decrease)	493,705	(1,372,857)	$ 40,788,993	$ (103,651,425)
Institutional Class
Shares sold	3,666,219A	2,646,562	$ 313,845,760A	$ 209,408,784
Reinvestment of distributions	104,155	73,103	8,564,697	6,019,071
Shares redeemed	(1,959,665)B	(2,219,316)	(167,827,240)B	(170,552,801)
Net increase (decrease)	1,810,709	500,349	$ 154,583,217	$ 44,875,054

A Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

B Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Chemicals Portfolio

Gold Portfolio

Materials Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

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Fidelity®

Select Portfolios®

Telecommunications Services Sector

Telecommunications Portfolio

Wireless Portfolio

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Telecommunications Portfolio	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Wireless Portfolio	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	1.16%
Actual		$ 1,000.00	$ 1,066.90	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.47%
Actual		$ 1,000.00	$ 1,065.20	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.48
Class B	1.93%
Actual		$ 1,000.00	$ 1,062.70	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.86%
Actual		$ 1,000.00	$ 1,063.10	$ 9.67
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Telecommunications	.84%
Actual		$ 1,000.00	$ 1,068.50	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,068.20	$ 4.64
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	23.0	23.9
AT&T, Inc.	10.0	9.7
CenturyLink, Inc.	5.6	4.3
DIRECTV	5.2	0.0
T-Mobile U.S., Inc.	4.3	5.9
Cogent Communications Group, Inc.	4.0	1.8
Telephone & Data Systems, Inc.	3.5	3.5
SBA Communications Corp. Class A	3.4	4.3
Level 3 Communications, Inc.	3.1	2.4
TW Telecom, Inc.	2.8	1.7
	64.9
Top Industries (% of fund's net assets)
As of August 31, 2014
Diversified Telecommunication Services	67.3%
Wireless Telecommunication Services	17.0%
Media	8.3%
Real Estate Investment Trusts	2.8%
Software	1.2%
All Others*	3.4%

As of February 28, 2014
Diversified Telecommunication Services	61.2%
Wireless Telecommunication Services	22.8%
Real Estate Investment Trusts	7.1%
Media	2.7%
Internet Software & Services	1.2%
All Others*	5.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Ruckus Wireless, Inc. (a)	186,300	$ 2,591,433
DIVERSIFIED TELECOMMUNICATION SERVICES - 66.8%
Alternative Carriers - 20.6%
8x8, Inc. (a)	953,986	7,412,471
Cogent Communications Group, Inc.	486,068	16,847,117
Globalstar, Inc. (a)(d)	226,900	903,062
Iliad SA	18,114	3,979,509
inContact, Inc. (a)	705,823	6,465,339
Iridium Communications, Inc. (a)(d)	481,276	4,523,994
Level 3 Communications, Inc. (a)	286,616	12,886,255
Lumos Networks Corp.	526,478	7,702,373
Premiere Global Services, Inc. (a)	499,383	6,576,874
Towerstream Corp. (a)(d)	807,024	1,412,292
TW Telecom, Inc. (a)	280,817	11,523,326
VocalTec Communications Ltd. (a)(d)	215,300	2,699,862
Vonage Holdings Corp. (a)	1,015,071	3,501,995
		86,434,469
Integrated Telecommunication Services - 46.2%
AT&T, Inc.	1,200,950	41,985,212
Atlantic Tele-Network, Inc.	104,000	6,098,560
Bezeq The Israeli Telecommunication Corp. Ltd.	1,709,200	3,230,481
CenturyLink, Inc.	569,378	23,338,804
Cincinnati Bell, Inc. (a)	843,814	3,096,797
Consolidated Communications Holdings, Inc. (d)	171,798	4,188,435
FairPoint Communications, Inc. (a)	240,200	3,881,632
Frontier Communications Corp. (d)	192,183	1,306,844
General Communications, Inc. Class A (a)	164,196	1,845,563
Hawaiian Telcom Holdco, Inc. (a)(d)	80,665	2,218,288
IDT Corp. Class B	191,681	3,011,309
Magyar Telekom PLC (a)	670,800	1,032,904
Telecom Italia SpA (a)	1,130,500	1,304,121
Telenor ASA	44,200	1,013,371
Verizon Communications, Inc.	1,936,497	96,476,280
Windstream Holdings, Inc.	1,882	21,267
		194,049,868
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		280,484,337
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
EarthLink Holdings Corp.	216,500	894,145
Gogo, Inc. (a)(d)	119,500	2,023,135
Rackspace Hosting, Inc. (a)	42,300	1,463,580
		4,380,860

	Shares	Value
IT SERVICES - 0.8%
IT Consulting & Other Services - 0.8%
Interxion Holding N.V. (a)	118,600	$ 3,272,174
MEDIA - 8.3%
Cable & Satellite - 8.3%
Comcast Corp. Class A (special) (non-vtg.)	1,800	98,280
DIRECTV (a)	253,300	21,897,785
Liberty Global PLC Class C	103,736	4,349,650
Time Warner Cable, Inc.	57,400	8,491,182
		34,836,897
REAL ESTATE INVESTMENT TRUSTS - 2.8%
Office REITs - 0.6%
CyrusOne, Inc.	100,900	2,627,436
Specialized REITs - 2.2%
American Tower Corp.	94,390	9,306,854
TOTAL REAL ESTATE INVESTMENT TRUSTS		11,934,290
SOFTWARE - 1.2%
Application Software - 0.8%
Comverse, Inc. (a)	61,000	1,506,090
Interactive Intelligence Group, Inc. (a)	37,100	1,588,251
		3,094,341
Systems Software - 0.4%
Rovi Corp. (a)	78,500	1,815,705
TOTAL SOFTWARE		4,910,046
WIRELESS TELECOMMUNICATION SERVICES - 16.5%
Wireless Telecommunication Services - 16.5%
KDDI Corp.	170,000	9,801,817
Leap Wireless International, Inc. rights	400	1,008
MTN Group Ltd.	50,800	1,147,998
NTELOS Holdings Corp. (d)	120,888	1,594,513
RingCentral, Inc. (d)	213,600	2,868,648
SBA Communications Corp. Class A (a)	129,456	14,277,702
Shenandoah Telecommunications Co.	82,526	2,279,368
Sprint Corp. (a)(d)	123,385	692,190
T-Mobile U.S., Inc. (a)	596,697	17,948,646
Telephone & Data Systems, Inc.	559,264	14,731,014
U.S. Cellular Corp. (a)	67,700	2,553,644
Vodafone Group PLC sponsored ADR	38,541	1,323,498
		69,220,046
TOTAL COMMON STOCKS (Cost $358,256,708)		411,630,083
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Integrated Telecommunication Services - 0.5%
Telefonica Brasil SA sponsored ADR (d)	102,200	$ 2,187,080
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
TIM Participacoes SA sponsored ADR	68,500	1,916,630
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,013,508)		4,103,710
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.11% (b)	3,940,585	3,940,585
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	16,498,941	16,498,941
TOTAL MONEY MARKET FUNDS (Cost $20,439,526)		20,439,526
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $382,709,742)		436,173,319
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(16,218,753)
NET ASSETS - 100%		$ 419,954,566
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,817
Fidelity Securities Lending Cash Central Fund	111,259
Total	$ 115,076
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 411,630,083	$ 410,324,954	$ 1,304,121	$ 1,008
Nonconvertible Preferred Stocks	4,103,710	4,103,710	-	-
Money Market Funds	20,439,526	20,439,526	-	-
Total Investments in Securities:	$ 436,173,319	$ 434,868,190	$ 1,304,121	$ 1,008

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,160,354) - See accompanying schedule: Unaffiliated issuers (cost $362,270,216)	$ 415,733,793
Fidelity Central Funds (cost $20,439,526)	20,439,526
Total Investments (cost $382,709,742)		$ 436,173,319
Receivable for fund shares sold		396,787
Dividends receivable		525,354
Distributions receivable from Fidelity Central Funds		19,706
Other receivables		13,899
Total assets		437,129,065

Liabilities
Payable for fund shares redeemed	$ 357,768
Accrued management fee	190,176
Distribution and service plan fees payable	9,438
Other affiliated payables	91,010
Other payables and accrued expenses	27,166
Collateral on securities loaned, at value	16,498,941
Total liabilities		17,174,499

Net Assets		$ 419,954,566
Net Assets consist of:
Paid in capital		$ 369,844,327
Undistributed net investment income		3,923,420
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,274,003)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,460,822
Net Assets		$ 419,954,566

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,529,474 ÷ 155,438 shares)	$ 61.31

Maximum offering price per share (100/94.25 of $61.31)	$ 65.05
Class T: Net Asset Value and redemption price per share ($4,918,654 ÷ 80,593 shares)	$ 61.03

Maximum offering price per share (100/96.50 of $61.03)	$ 63.24
Class B: Net Asset Value and offering price per share ($454,579 ÷ 7,424 shares)A	$ 61.23

Class C: Net Asset Value and offering price per share ($6,178,222 ÷ 101,299 shares)A	$ 60.99

Telecommunications: Net Asset Value, offering price and redemption price per share ($396,900,231 ÷ 6,441,261 shares)	$ 61.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,973,406 ÷ 32,108 shares)	$ 61.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 5,589,604
Income from Fidelity Central Funds		115,076
Total income		5,704,680

Expenses
Management fee	$ 1,115,129
Transfer agent fees	433,417
Distribution and service plan fees	55,118
Accounting and security lending fees	81,312
Custodian fees and expenses	10,051
Independent trustees' compensation	4,440
Registration fees	47,473
Audit	19,065
Legal	115
Miscellaneous	3,250
Total expenses before reductions	1,769,370
Expense reductions	(695)	1,768,675
Net investment income (loss)		3,936,005
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,159,315
Redemption in-kind with affiliated entities	2,885,287
Foreign currency transactions	(14,799)
Total net realized gain (loss)		4,029,803
Change in net unrealized appreciation (depreciation) on: Investment securities	17,955,277
Assets and liabilities in foreign currencies	1,391
Total change in net unrealized appreciation (depreciation)		17,956,668
Net gain (loss)		21,986,471
Net increase (decrease) in net assets resulting from operations		$ 25,922,476

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,936,005	$ 14,968,972
Net realized gain (loss)	4,029,803	2,159,537
Change in net unrealized appreciation (depreciation)	17,956,668	48,829,048
Net increase (decrease) in net assets resulting from operations	25,922,476	65,957,557
Distributions to shareholders from net investment income	(7,791,056)	(8,506,759)
Distributions to shareholders from net realized gain	-	(32,511)
Total distributions	(7,791,056)	(8,539,270)
Share transactions - net increase (decrease)	38,543,677	(90,264,976)
Redemption fees	1,884	26,413
Total increase (decrease) in net assets	56,676,981	(32,820,276)

Net Assets
Beginning of period	363,277,585	396,097,861
End of period (including undistributed net investment income of $3,923,420 and undistributed net investment income of $7,778,471, respectively)	$ 419,954,566	$ 363,277,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.71	$ 51.58	$ 46.12	$ 46.93	$ 37.64	$ 26.66
Income from Investment Operations
Net investment income (loss) E	.50	1.76 H	.99	.56	.57	.67
Net realized and unrealized gain (loss)	3.34	6.48	5.43	(.86)	9.49	10.55
Total from investment operations	3.84	8.24	6.42	(.30)	10.06	11.22
Distributions from net investment income	(1.24)	(1.11)	(.96)	(.51)	(.77)	(.19)
Distributions from net realized gain	-	(.01)	-	-	-	(.05)
Total distributions	(1.24)	(1.11) N	(.96)	(.51)	(.77)	(.24) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 61.31	$ 58.71	$ 51.58	$ 46.12	$ 46.93	$ 37.64
Total ReturnB, C, D	6.69%	16.00%	13.97%	(.54)%	26.87%	42.07%
Ratios to Average Net Assets F, I
Expenses before reductions	1.16%A	1.18%	1.18%	1.20%	1.20%	1.26%
Expenses net of fee waivers, if any	1.16%A	1.18%	1.18%	1.20%	1.20%	1.26%
Expenses net of all reductions	1.15%A	1.15%	1.17%	1.18%	1.18%	1.24%
Net investment income (loss)	1.66% A	3.08% H	2.01%	1.21%	1.35%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,529	$ 7,712	$ 6,449	$ 4,677	$ 4,305	$ 3,343
Portfolio turnover rateG	108% A, L	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.43%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. NTotal distributions of $1.11 per share is comprised of distributions from net investment income of $1.106 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.50	$ 51.41	$ 46.01	$ 46.81	$ 37.55	$ 26.68
Income from Investment Operations
Net investment income (loss) E	.40	1.59H	.85	.42	.45	.57
Net realized and unrealized gain (loss)	3.33	6.44	5.39	(.84)	9.47	10.54
Total from investment operations	3.73	8.03	6.24	(.42)	9.92	11.11
Distributions from net investment income	(1.20)	(.94)	(.84)	(.38)	(.66)	(.22)
Distributions from net realized gain	-	(.01)	-	-	-	(.03)
Total distributions	(1.20)	(.94) N	(.84)	(.38)	(.66)	(.24) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 61.03	$ 58.50	$ 51.41	$ 46.01	$ 46.81	$ 37.55
Total ReturnB, C, D	6.52%	15.64%	13.61%	(.82)%	26.54%	41.64%
Ratios to Average Net Assets F, I
Expenses before reductions	1.47%A	1.48%	1.48%	1.49%	1.48%	1.55%
Expenses net of fee waivers, if any	1.47%A	1.48%	1.48%	1.49%	1.48%	1.55%
Expenses net of all reductions	1.47%A	1.45%	1.46%	1.47%	1.46%	1.53%
Net investment income (loss)	1.34% A	2.78% H	1.72%	.92%	1.06%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,919	$ 4,344	$ 4,237	$ 2,702	$ 2,882	$ 2,051
Portfolio turnover rateG	108% A, L	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects large, non-recurring dividends which amounted to $.94 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.13%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. NTotal distributions of $.94 per share is comprised of distributions from net investment income of $.939 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.77	$ 51.63	$ 46.14	$ 46.93	$ 37.60	$ 26.71
Income from Investment Operations
Net investment income (loss) E	.26	1.33H	.62	.21	.25	.40
Net realized and unrealized gain (loss)	3.35	6.48	5.42	(.83)	9.48	10.54
Total from investment operations	3.61	7.81	6.04	(.62)	9.73	10.94
Distributions from net investment income	(1.15)	(.66)	(.55)	(.17)	(.40)	(.04)
Distributions from net realized gain	-	(.01)	-	-	-	(.01)
Total distributions	(1.15)	(.67)	(.55)	(.17)	(.40)	(.05) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 61.23	$ 58.77	$ 51.63	$ 46.14	$ 46.93	$ 37.60
Total ReturnB, C, D	6.27%	15.13%	13.11%	(1.29)%	25.96%	40.97%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93%A	1.93%	1.93%	1.95%	1.95%	2.01%
Expenses net of fee waivers, if any	1.93%A	1.93%	1.93%	1.95%	1.95%	2.01%
Expenses net of all reductions	1.93%A	1.91%	1.92%	1.93%	1.93%	2.00%
Net investment income (loss)	.88% A	2.32% H	1.26%	.47%	.60%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 455	$ 546	$ 576	$ 596	$ 706	$ 641
Portfolio turnover rateG	108% A, L	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .67%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share.

Financial Highlights - Class C

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.54	$ 51.47	$ 46.02	$ 46.89	$ 37.61	$ 26.76
Income from Investment Operations
Net investment income (loss) E	.28	1.36H	.63	.22	.26	.41
Net realized and unrealized gain (loss)	3.34	6.46	5.41	(.84)	9.46	10.56
Total from investment operations	3.62	7.82	6.04	(.62)	9.72	10.97
Distributions from net investment income	(1.17)	(.74)	(.59)	(.25)	(.44)	(.10)
Distributions from net realized gain	-	(.01)	-	-	-	(.02)
Total distributions	(1.17)	(.75)	(.59)	(.25)	(.44)	(.12) M
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 60.99	$ 58.54	$ 51.47	$ 46.02	$ 46.89	$ 37.61
Total ReturnB, C, D	6.31%	15.20%	13.14%	(1.27)%	25.95%	41.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86%A	1.88%	1.90%	1.93%	1.94%	2.01%
Expenses net of fee waivers, if any	1.86%A	1.88%	1.90%	1.93%	1.94%	2.01%
Expenses net of all reductions	1.86%A	1.85%	1.89%	1.91%	1.92%	2.00%
Net investment income (loss)	.95% A	2.38% H	1.29%	.48%	.61%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,178	$ 5,523	$ 4,353	$ 3,514	$ 3,035	$ 2,151
Portfolio turnover rateG	108% A, L	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects large, non-recurring dividends which amounted to $.94 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .73%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LPortfolio turnover rate excludes securities received or delivered in-kind. MTotal distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.94	$ 51.75	$ 46.26	$ 47.07	$ 37.73	$ 26.74
Income from Investment Operations
Net investment income (loss) D	.59	1.96G	1.15	.70	.69	.76
Net realized and unrealized gain (loss)	3.36	6.51	5.43	(.86)	9.52	10.59
Total from investment operations	3.95	8.47	6.58	(.16)	10.21	11.35
Distributions from net investment income	(1.27)	(1.28)	(1.09)	(.65)	(.87)	(.31)
Distributions from net realized gain	-	(.01)	-	-	-	(.05)
Total distributions	(1.27)	(1.28) M	(1.09)	(.65)	(.87)	(.36) L
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.62	$ 58.94	$ 51.75	$ 46.26	$ 47.07	$ 37.73
Total ReturnB, C	6.85%	16.40%	14.30%	(.23)%	27.24%	42.43%
Ratios to Average Net Assets E, H
Expenses before reductions	.84%A	.85%	.87%	.90%	.92%	.99%
Expenses net of fee waivers, if any	.84%A	.85%	.87%	.90%	.92%	.99%
Expenses net of all reductions	.84%A	.82%	.85%	.88%	.91%	.98%
Net investment income (loss)	1.97% A	3.41% G	2.33%	1.52%	1.62%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 396,900	$ 343,548	$ 377,841	$ 342,262	$ 354,938	$ 279,704
Portfolio turnover rateF	108% A, K	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.76%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. MTotal distributions of $1.28 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.80	$ 51.65	$ 46.20	$ 47.02	$ 37.69	$ 26.73
Income from Investment Operations
Net investment income (loss) D	.58	1.93G	1.17	.70	.71	.84
Net realized and unrealized gain (loss)	3.34	6.48	5.42	(.88)	9.50	10.55
Total from investment operations	3.92	8.41	6.59	(.18)	10.21	11.39
Distributions from net investment income	(1.26)	(1.25)	(1.14)	(.64)	(.88)	(.38)
Distributions from net realized gain	-	(.01)	-	-	-	(.05)
Total distributions	(1.26)	(1.26)	(1.14)	(.64)	(.88)	(.43) L
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 61.46	$ 58.80	$ 51.65	$ 46.20	$ 47.02	$ 37.69
Total ReturnB, C	6.82%	16.30%	14.33%	(.26)%	27.27%	42.59%
Ratios to Average Net Assets E, H
Expenses before reductions	.89%A	.91%	.85%	.89%	.91%	.86%
Expenses net of fee waivers, if any	.89%A	.91%	.85%	.89%	.91%	.86%
Expenses net of all reductions	.89%A	.88%	.83%	.87%	.89%	.84%
Net investment income (loss)	1.92% A	3.35% G	2.35%	1.52%	1.64%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,973	$ 1,604	$ 2,641	$ 1,022	$ 1,743	$ 1,101
Portfolio turnover rateF	108% A, K	111%	76%	72%	72%	90%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.70%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KPortfolio turnover rate excludes securities received or delivered in-kind. LTotal distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.057 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 57,751,807
Gross unrealized depreciation	(7,607,623)
Net unrealized appreciation (depreciation) on securities	$ 50,144,184

Tax cost	$ 386,029,135

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (4,297,851)

The Fund intends to elect to defer to its next fiscal year $4,073,316 of capital losses recognized during the period November 1, 2013 to February 28, 2014.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $269,847,184 and $226,496,195, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,356	$ 282
Class T	.25%	.25%	11,916	-
Class B	.75%	.25%	2,471	1,853
Class C	.75%	.25%	29,375	5,610
			$ 55,118	$ 7,745

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,135
Class T	2,014
Class B*	2
Class C*	225
$ 8,376

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,444.27
Class T	8,115.34
Class B	741.30
Class C	6,714.23
Telecommunications	402,919.21
Institutional Class	2,484.26
	$ 433,417

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,021 for the period.

Redemptions In-Kind. During the period, 198,779 shares of the Fund held by an affiliated entity were redeemed for investments with a value of $12,187,185. The net realized gain of $2,885,287 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $333 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $111,259.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $695 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Class A	$ 184,324	$ 137,021
Class T	92,385	71,145
Class B	10,179	6,457
Class C	110,181	68,251
Telecommunications	7,357,035	8,194,747
Institutional Class	36,952	29,138
Total	$ 7,791,056	$ 8,506,759
From net realized gain
Class A	$ -	$ 617
Class T	-	373
Class B	-	48
Class C	-	466
Telecommunications	-	30,889
Institutional Class	-	118
Total	$ -	$ 32,511

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Class A
Shares sold	44,596	62,389	$ 2,663,956	$ 3,565,235
Reinvestment of distributions	3,064	2,113	175,605	123,157
Shares redeemed	(23,586)	(58,169)	(1,416,308)	(3,308,571)
Net increase (decrease)	24,074	6,333	$ 1,423,253	$ 379,821
Class T
Shares sold	13,561	23,341	$ 806,589	$ 1,331,922
Reinvestment of distributions	1,571	1,193	89,747	69,243
Shares redeemed	(8,786)	(32,706)	(526,611)	(1,852,992)
Net increase (decrease)	6,346	(8,172)	$ 369,725	$ (451,827)
Class B
Shares sold	37	135	$ 2,141	$ 7,819
Reinvestment of distributions	163	103	9,377	6,030
Shares redeemed	(2,075)	(2,095)	(124,277)	(116,496)
Net increase (decrease)	(1,875)	(1,857)	$ (112,759)	$ (102,647)
Class C
Shares sold	14,177	31,217	$ 851,072	$ 1,769,477
Reinvestment of distributions	1,385	819	79,185	47,679
Shares redeemed	(8,606)	(22,263)	(514,936)	(1,264,412)
Net increase (decrease)	6,956	9,773	$ 415,321	$ 552,744
Telecommunications
Shares sold	2,950,913	3,045,047	$ 178,453,963	$ 171,993,078
Reinvestment of distributions	122,701	136,279	7,060,223	7,951,397
Shares redeemed	(2,461,411)A	(4,653,020)	(149,345,898)A	(269,388,514)
Net increase (decrease)	612,203	(1,471,694)	$ 36,168,288	$ (89,444,039)
Institutional Class
Shares sold	11,142	22,305	$ 665,289	$ 1,294,531
Reinvestment of distributions	521	405	29,891	23,701
Shares redeemed	(6,836)	(46,560)	(415,331)	(2,517,260)
Net increase (decrease)	4,827	(23,850)	$ 279,849	$ (1,199,028)

A Amount includes in-kind redemptions (See note 5: Redemptions In-Kind).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 15% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

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Wireless Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.88%	$ 1,000.00	$ 1,016.80	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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Wireless Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	17.4	17.2
QUALCOMM, Inc.	10.3	9.3
Vodafone Group PLC sponsored ADR	7.7	8.1
American Tower Corp.	4.9	8.6
BT Group PLC sponsored ADR	3.8	4.0
Crown Castle International Corp.	3.5	3.8
Google, Inc. Class C	3.4	0.0
SBA Communications Corp. Class A	2.9	4.0
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2.9	3.1
Amdocs Ltd.	2.5	1.1
	59.3
Top Industries (% of fund's net assets)
As of August 31, 2014
Diversified Telecommunication Services	31.6%
Wireless Telecommunication Services	19.8%
Communications Equipment	16.1%
Internet Software & Services	8.6%
Real Estate Investment Trusts	8.4%
All Others*	15.5%

As of February 28, 2014
Diversified Telecommunication Services	29.7%
Wireless Telecommunication Services	24.4%
Communications Equipment	19.1%
Real Estate Investment Trusts	8.6%
Internet Software & Services	5.9%
All Others*	12.3%

* Includes short-term investments and net other assets (liabilities).

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Wireless Portfolio

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 16.1%
Communications Equipment - 16.1%
Alcatel-Lucent SA sponsored ADR	672,500	$ 2,293,225
Aruba Networks, Inc. (a)	39,884	851,523
Harris Corp.	22,100	1,577,719
Motorola Solutions, Inc.	22,068	1,310,839
QUALCOMM, Inc.	375,750	28,594,575
Ruckus Wireless, Inc. (a)	29,000	403,390
Sierra Wireless, Inc. (a)	13,300	372,346
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	643,200	8,033,568
ViaSat, Inc. (a)(d)	23,700	1,349,478
		44,786,663
DIVERSIFIED TELECOMMUNICATION SERVICES - 31.6%
Alternative Carriers - 1.3%
inContact, Inc. (a)	233,500	2,138,860
Intelsat SA (a)	53,700	941,898
Towerstream Corp. (a)	334,423	585,240
		3,665,998
Integrated Telecommunication Services - 30.3%
AT&T, Inc.	28,000	978,880
BCE, Inc.	130,000	5,852,571
BT Group PLC sponsored ADR (d)	163,600	10,576,740
Chunghwa Telecom Co. Ltd. sponsored ADR (d)	93,500	2,919,070
Koninklijke KPN NV (a)	425	1,419
Orange SA	453,600	6,866,143
Telecom Italia SpA (a)(d)	2,511,600	2,897,329
Telefonica SA sponsored ADR	1,311	20,779
TELUS Corp.	165,000	6,016,969
Verizon Communications, Inc.	970,397	48,345,179
		84,475,079
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		88,141,077
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Manufacturing Services - 0.4%
Neonode, Inc. (a)(d)	344,100	1,042,623
INTERNET SOFTWARE & SERVICES - 8.6%
Internet Software & Services - 8.6%
Endurance International Group Holdings, Inc.	479,400	6,452,724
Five9, Inc. (d)	214,800	1,260,876
Global Eagle Entertainment, Inc. (a)(d)	49,900	629,738
Gogo, Inc. (a)(d)	62,700	1,061,511
Google, Inc. Class C (a)	16,600	9,488,560
Web.com Group, Inc. (a)	266,300	5,046,385
		23,939,794

	Shares	Value
IT SERVICES - 4.7%
IT Consulting & Other Services - 4.7%
Amdocs Ltd.	147,500	$ 6,947,250
Cognizant Technology Solutions Corp. Class A (a)	136,400	6,237,572
		13,184,822
REAL ESTATE INVESTMENT TRUSTS - 8.4%
Specialized REITs - 8.4%
American Tower Corp.	138,592	13,665,171
Crown Castle International Corp.	120,800	9,604,808
		23,269,979
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
Semiconductors - 2.7%
RF Micro Devices, Inc. (a)(d)	292,800	3,651,216
Samsung Electronics Co. Ltd.	3,245	3,948,654
		7,599,870
SOFTWARE - 4.8%
Application Software - 4.8%
Gameloft Se (a)	296,962	1,888,535
Interactive Intelligence Group, Inc. (a)	65,700	2,812,617
Synchronoss Technologies, Inc. (a)	125,436	5,540,508
Tangoe, Inc. (a)	220,500	3,069,360
		13,311,020
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.8%
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	2,900	297,250
Nokia Corp. sponsored ADR	549,400	4,598,478
		4,895,728
WIRELESS TELECOMMUNICATION SERVICES - 19.8%
Wireless Telecommunication Services - 19.8%
America Movil S.A.B. de CV Series L sponsored ADR	140,400	3,441,204
China Mobile Ltd. sponsored ADR	38,800	2,416,464
Drillisch AG (d)	53,800	2,056,387
Leap Wireless International, Inc. rights	16,600	41,832
NTELOS Holdings Corp. (d)	28,100	370,639
NTT DOCOMO, Inc. sponsored ADR (d)	45,800	791,424
RingCentral, Inc.	64,900	871,607
Rogers Communications, Inc. Class B (non-vtg.) (d)	103,300	4,210,665
SBA Communications Corp. Class A (a)	73,900	8,150,431
Shenandoah Telecommunications Co.	1,300	35,906
Spok Holdings, Inc.	20,000	296,000
Sprint Corp. (a)(d)	209,033	1,172,675
T-Mobile U.S., Inc. (a)	157,275	4,730,832
Telephone & Data Systems, Inc.	163,914	4,317,495
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
U.S. Cellular Corp. (a)	22,100	$ 833,612
Vodafone Group PLC sponsored ADR	621,481	21,341,658
		55,078,831
TOTAL COMMON STOCKS (Cost $235,917,940)		275,250,407
Nonconvertible Preferred Stocks - 0.0%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Integrated Telecommunication Services - 0.0%
Oi SA (PN) (Cost $300,607)	158,800	102,864
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.11% (b)	692,646	692,646
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	21,056,222	21,056,222
TOTAL MONEY MARKET FUNDS (Cost $21,748,868)		21,748,868
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $257,967,415)		297,102,139
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(18,679,026)
NET ASSETS - 100%		$ 278,423,113
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,306
Fidelity Securities Lending Cash Central Fund	195,985
Total	$ 197,291
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 275,250,407	$ 265,443,684	$ 9,764,891	$ 41,832
Nonconvertible Preferred Stocks	102,864	102,864	-	-
Money Market Funds	21,748,868	21,748,868	-	-
Total Investments in Securities:	$ 297,102,139	$ 287,295,416	$ 9,764,891	$ 41,832
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	67.1%
United Kingdom	11.5%
Canada	5.9%
France	4.0%
Sweden	2.9%
Finland	1.7%
Korea (South)	1.4%
Mexico	1.2%
Taiwan	1.0%
Italy	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,412,514) - See accompanying schedule: Unaffiliated issuers (cost $236,218,547)	$ 275,353,271
Fidelity Central Funds (cost $21,748,868)	21,748,868
Total Investments (cost $257,967,415)		$ 297,102,139
Receivable for investments sold		2,256,103
Receivable for fund shares sold		106,417
Dividends receivable		502,350
Distributions receivable from Fidelity Central Funds		17,421
Other receivables		16,568
Total assets		300,000,998

Liabilities
Payable for fund shares redeemed	294,012
Accrued management fee	126,729
Other affiliated payables	63,235
Other payables and accrued expenses	37,687
Collateral on securities loaned, at value	21,056,222
Total liabilities		21,577,885

Net Assets		$ 278,423,113
Net Assets consist of:
Paid in capital		$ 226,367,747
Undistributed net investment income		3,462,966
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,457,217
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,135,183
Net Assets, for 29,323,024 shares outstanding		$ 278,423,113
Net Asset Value, offering price and redemption price per share ($278,423,113 ÷ 29,323,024 shares)		$ 9.50

Statement of Operations

	Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 4,748,338
Income from Fidelity Central Funds		197,291
Income before foreign taxes withheld		4,945,629
Less foreign taxes withheld		(235,276)
Total income		4,710,353

Expenses
Management fee	$ 780,340
Transfer agent fees	325,579
Accounting and security lending fees	57,476
Custodian fees and expenses	37,907
Independent trustees' compensation	3,168
Registration fees	21,619
Audit	16,698
Legal	308
Interest	278
Miscellaneous	1,792
Total expenses before reductions	1,245,165
Expense reductions	(6,367)	1,238,798
Net investment income (loss)		3,471,555
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,970,473
Foreign currency transactions	(105,889)
Total net realized gain (loss)		10,864,584
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,069,118)
Assets and liabilities in foreign currencies	19,482
Total change in net unrealized appreciation (depreciation)		(10,049,636)
Net gain (loss)		814,948
Net increase (decrease) in net assets resulting from operations		$ 4,286,503

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,471,555	$ 16,383,640
Net realized gain (loss)	10,864,584	36,579,449
Change in net unrealized appreciation (depreciation)	(10,049,636)	6,969,184
Net increase (decrease) in net assets resulting from operations	4,286,503	59,932,273
Distributions to shareholders from net investment income	(12,643,039)	(2,744,292)
Distributions to shareholders from net realized gain	(19,366,348)	-
Total distributions	(32,009,387)	(2,744,292)
Share transactions Proceeds from sales of shares	26,241,529	117,927,758
Reinvestment of distributions	30,930,199	2,633,352
Cost of shares redeemed	(41,084,152)	(141,492,075)
Net increase (decrease) in net assets resulting from share transactions	16,087,576	(20,930,965)
Redemption fees	1,769	5,399
Total increase (decrease) in net assets	(11,633,539)	36,262,415

Net Assets
Beginning of period	290,056,652	253,794,237
End of period (including undistributed net investment income of $3,462,966 and undistributed net investment income of $12,634,450, respectively)	$ 278,423,113	$ 290,056,652
Other Information Shares
Sold	2,734,716	12,229,697
Issued in reinvestment of distributions	3,398,923	259,699
Redeemed	(4,250,061)	(14,564,406)
Net increase (decrease)	1,883,578	(2,075,010)

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 J	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 8.60	$ 7.68	$ 8.29	$ 6.47	$ 4.44
Income from Investment Operations
Net investment income (loss) D	.12	.56G	.12	.10H	.08	.06
Net realized and unrealized gain (loss)	.01	1.51	.94	(.33)	1.82	2.03
Total from investment operations	.13	2.07	1.06	(.23)	1.90	2.09
Distributions from net investment income	(.47)	(.10)	(.14)	(.08)	(.08)	(.06)
Distributions from net realized gain	(.72)	-	-	(.30)	-	-
Total distributions	(1.20) L	(.10)	(.14)	(.38)	(.08)	(.06)
Redemption fees added to paid in capitalD, K	-	-	-	-	-	-
Net asset value, end of period	$ 9.50	$ 10.57	$ 8.60	$ 7.68	$ 8.29	$ 6.47
Total ReturnB, C	1.68%	24.11%	13.89%	(2.55) %	29.55%	47.06%
Ratios to Average Net AssetsE, I
Expenses before reductions	.88%A	.88%	.90%	.90%	.92%	.96%
Expenses net of fee waivers, if any	.88%A	.88%	.90%	.90%	.92%	.96%
Expenses net of all reductions	.87%A	.86%	.87%	.89%	.91%	.94%
Net investment income (loss)	2.45% A	5.91%G	1.50%	1.23%H	1.08%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 278,423	$ 290,057	$ 253,794	$ 262,696	$ 361,082	$ 304,896
Portfolio turnover rateF	45% A	120%	100%	114%	111%	154%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.45 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.23%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $1.20 per share is comprised of distributions from net investment income of $0.472 and distributions from net realized gain of $0.723 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 50,625,594
Gross unrealized depreciation	(12,622,881)
Net unrealized appreciation (depreciation) on securities	$ 38,002,713

Tax cost	$ 259,099,426

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $63,542,256 and $80,199,823, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,076 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,837,000.32%		$ 278

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $246 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $195,985.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,367 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Telecommunications Portfolio

Wireless Portfolio

In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the funds' subadvisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the funds were expected in connection with either reorganization and that the same personnel and resources will be available to the funds with the new entities.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreements should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC
Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELTS-USAN-1014
1.846052.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 24, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 24, 2014